                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-03692
                                  ---------------------------------------------

                    Morgan Stanley Variable Investment Series
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                Ronald E. Robison
                          1221 Avenue of the Americas,
                            New York, New York 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   ----------------------------

Date of fiscal year end:  December 31, 2004
                        --------------------------
Date of reporting period:  December 31, 2004
                         -------------------------------------

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES


ANNUAL REPORT
DECEMBER 31, 2004

MORGAN STANLEY VARIABLE INVESTMENT SERIES
TABLE OF CONTENTS

Letter to the Shareholders                                               1
Expense Example                                                         31
Portfolio of Investments:
     Money Market                                                       37
     Limited Duration                                                   39
     Quality Income Plus                                                50
     High Yield                                                         59
     Utilities                                                          71
     Income Builder                                                     75
     Dividend Growth                                                    83
     Global Dividend Growth                                             87
     European Equity                                                    92
     Equity                                                             96
     S&P 500 Index                                                     100
     Global Advantage                                                  112
     Aggressive Equity                                                 118
     Information                                                       122
     Strategist                                                        125
Financial Statements:
     Statements of Assets and Liabilities                              138
     Statements of Operations                                          141
     Statements of Changes in Net Assets                               144
Notes to Financial Statements                                          156
Financial Highlights                                                   172
Report of Independent Registered Public Accounting Firm                184
Trustee and Officer Information                                        185

MORGAN STANLEY VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2004


Dear Shareholders,
Global capital markets in 2004 were marked by a slowdown in returns after the torrid pace of 2003. Near-record levels of corporate profits and continued strength in the U.S. housing market were offset by a series of negative factors including weaker-than-expected job growth, geopolitical uncertainty and unease over political events in the U.S. The year ended on a positive note, however, with brief fourth-quarter rallies in both the stock and bond markets. In all, it was a year in which both bullish and bearish sentiment could find justification.

Domestic Equity Overview
The U.S. equity market performed solidly for the 12 months ended December 31, 2004, though its performance was somewhat uneven over the course of the year. After a strong beginning in 2004, the market made little progress for much of the year as investors attempted to balance a number of factors. The market was hampered in part by growing concern that slow employment growth would undermine the strength of the economic recovery in the United States. In addition, disappointing earnings for many companies, a number of geopolitical uncertainties and higher interest rates further weighed on the market. Later in 2004, investors became more optimistic about a "soft landing" around the globe as the U.S. economy continued to grow steadily and inflation remained stable. The U.S. labor market also improved, though fewer jobs were created than some economists and investors had expected. Consumer spending also picked up significantly in the second half of 2004.

Although the U.S. Federal Reserve raised short-term interest rates a number of times in 2004, these increases were not reflected in long-term interest rates, and did not seriously disrupt the stock market. In addition, orders for durable goods were strong despite some inflation. While many investors worried during the summer and early fall about terrorism and the potential for a drawn-out U.S. presidential election, these anxieties were alleviated when the election ended without incident. In addition, investors who were concerned that rising energy prices could lead to inflation were reassured when the price of crude oil retreated from its high of $56 a barrel in October. As a result, U.S. equities ended the year with a sharp rally in November and December.

Of course, some sectors performed better than others in 2004. Commodity-oriented areas such as energy, basic materials and industrials were the year's top performers. Interest rate sensitive stocks such as utilities and telecommunications services also performed well as long-term interest rates did not rise in line with investors' expectations for them. At the other end of the spectrum were the health care and consumer staples sectors, which generally underperformed due largely to fundamental disappointments. Technology stocks also ended up lagging other sectors for 2004 despite having rallied during the fall.

Fixed-Income Overview
The 12-month review period began with interest rates generally falling and still near their historical lows. Continued low employment numbers and deflationary pressures caused rates to follow this downward path throughout the first quarter of 2004. The market then reversed course in April, after the release of March employment numbers. The surprisingly strong employment data, coupled with increasing oil prices, led investors to the conclusion that the Federal Reserve Open Market Committee (the "Fed") would move to raise interest rates. At its June meeting, the Fed initiated a series of 25 basis point rate increases that continued through the end of the year.

Despite these rate increases, continued softness in the economy pushed yields on intermediate and longer maturity government securities lower during the third quarter of 2004 and into the beginning of the fourth. Investors became increasingly concerned by rising oil prices and uneven employment gains. While the bond market gained slightly following the conclusion of the election, gains were largely limited to intermediate and longer-maturity securities.

Perceptions of the economy were varied during the period. The year began with concern over economic sluggishness and ended with concern over too much growth. Overall, rates were mixed, with shorter-term rates rising and longer-term rates declining from the start of the period.

Against this mixed backdrop, performance varied over the major segments of the fixed income market. U.S. Treasury securities lagged other parts of the market, due in most part to their high sensitivity to fluctuating interest rates and their relatively low yields. Mortgage-backed securities (MBS) had good performance, especially in those securities with longer durations. Higher-coupon mortgage-backed securities outperformed their Treasury counterparts as declining rates resulted in increased prepayment expectations.

The best-performing segments of the U.S. bond market were investment grade and high yield corporate debt, with high yield leading the performance tables. The low level of intermediate and long-term yields caused many investors to buy these securities in the pursuit of attractive income. Within the investment grade segment of the bond market, corporate bonds outperformed for similar reasons.

International Equity Overview
International equity markets posted strong gains for the 12 months ended December 31, 2004, with the Morgan Stanley Capital International (MSCI) EAFE Index rising 20.25 percent in U.S. dollar terms. Relatively healthy economic conditions in the United States (among other market drivers) helped to offset factors such as higher interest rates and slower growth in China as well as a record high in the price of crude oil. Early in the period, many international markets were weighed down by investors' concerns that the U.S. job market was not as strong as they had expected. Uncertainty about when and how quickly the U.S. Federal Reserve would raise interest rates also kept many investors cautious. In the second half of the period, however, data indicated that the U.S. economy was continuing to grow and that the job market was recovering steadily. In addition, the conclusion of the U.S. presidential election without incident alleviated concerns that the financial markets would be hurt by a major controversy. Late in 2004, the price of crude oil also retreated from its record high, helping to drive up many international equities as the reporting period ended.

Performance in the Japanese stock market was positive for the year, and was supported largely by gains in the U.S. stock market. That said, the country's economic developments were not as positive. The Japanese market came under significant pressure when key trading partner China raised interest rates in order to slow its economy. The prospect of a slowdown in China, coupled with the high price of crude oil, combined to weaken the Japanese economy. Data released later in 2004 confirmed that industrial production in Japan was declining and consumer confidence there was relatively low. The Nikkei 225 Index rose 12.69 percent in U.S. dollar terms for the year.

The European economy was also weaker than many had hoped in 2004. Economic conditions in the region as a whole remained generally lackluster in 2004, with consumer spending remaining weak while the Euro's strength relative to the U.S. dollar helped curb demand for European exports. The European stock market performed better than the region's economy however, rising on improving earnings for many of its companies that benefited from improving global economic conditions. The rising Euro also boosted returns for dollar-based investors in European stocks, helping lift the MSCI Europe Index to a 20.88 percent gain in dollar terms.

Although the emerging markets were somewhat volatile in the first half of 2004, their performance improved greatly over the second half of the year due to robust growth rates in many emerging economies. Several other factors helped numerous emerging markets post strong performances in 2004, including the appreciation of many countries' local currencies against the U.S. dollar during the second half of the year, considerable current account and fiscal surpluses in several countries and, for oil exporters such as Brazil, the rising price of crude oil. While the year's end was marked by the great tragedy of the tsunami disaster, the financial markets of the emerging countries were not significantly hurt by the event. In fact, the emerging markets were so strong in 2004 that they outperformed the developed markets for the fourth consecutive year.

Central European and Latin American markets made particularly substantial gains during 2004. Among the emerging European markets, the Czech Republic and Poland were bolstered by robust economic growth and optimism about future growth following these countries' accession to the European Union. The setting of dates for negotiations concerning Turkey's accession to the EU led to that market's strong gains in the fourth quarter. Turkey's stock market was also boosted by particularly strong economic growth, low inflation and improving consumption in the country. In addition, earnings growth for many Turkish companies kept pace with the country's economic progress. Latin America, meanwhile, was driven by the strong performance of Brazil, Mexico and Colombia as those markets benefited from strength in their economies. The export-led recovery in Brazil was particularly important to that market's gains, while reform and strong demand for natural resources helped make Colombia one of the world's top-performing equity markets in 2004.

In stark comparison to these strong performers was Russia, which was among the weakest emerging markets during 2004. Its stock market was particularly hurt when the Russian government took over the assets of the oil company Yukos, which raised doubts about property rights and political stability in the country. Elsewhere, the stock markets of Taiwan and South Korea suffered due to concerns about a slowdown in China's economy and generally weak demand for technology products worldwide.

Aggressive Equity Portfolio
For the 12-month period ended December 31, 2004, Aggressive Equity Portfolio Class X shares produced a total return of 12.71(1) percent versus 6.93 percent for the Russell 3000 Growth Index and 10.88 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 12.47(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's outperformance, relative to the Russell 300 Growth and S&P 500 Index, for the period was driven largely by stock selection, though a number of sector allocations added to relative performance as well. Stock selection was favorable for the Portfolio across eight out of 12 sectors, and was particularly beneficial within the technology sector. Among technology stocks that added to gains, QUALCOMM remained on an upward trend over most of the period due to the continuing growth of wireless products that utilize the

[SIDENOTE]

[CHART]

GROWTH OF $10,000: AGGRESSIVE EQUITY -- CLASS X
($ in Thousands)

                 CLASS X      RUSSELL 3000 GROWTH(3)     S&P 500(4)
May-1999        $  10,000          $  10,000            $  10,000
Jun-1999        $  10,226          $  10,476            $  10,329
Sep-1999        $  10,367          $  10,082            $   9,683
Dec-1999        $  14,608          $  12,674            $  11,124
Mar-2000        $  15,951          $  13,598            $  11,379
Jun-2000        $  15,065          $  13,186            $  11,077
Sep-2000        $  16,519          $  12,489            $  10,969
Dec-2000        $  14,353          $   9,833            $  10,110
Mar-2001        $  11,284          $   7,817            $   8,912
Jun-2001        $  11,315          $   8,530            $   9,433
Sep-2001        $   9,573          $   6,823            $   8,049
Dec-2001        $  10,268          $   7,903            $   8,910
Mar-2002        $  10,258          $   7,702            $   8,935
Jun-2002        $   9,129          $   6,280            $   7,738
Sep-2002        $   7,957          $   5,307            $   6,401
Dec-2002        $   7,947          $   5,687            $   6,942
Mar-2003        $   7,755          $   5,616            $   6,723
Jun-2003        $   8,624          $   6,455            $   7,758
Sep-2003        $   8,857          $   6,736            $   7,963
Dec-2003        $  10,018          $   7,449            $   8,933
Mar-2004        $  10,271          $   7,534            $   9,084
Jun-2004        $  10,403          $   7,669                     *
Sep-2004        $  10,070          $   7,263            $   9,068
Dec-2004        $  11,292(2)       $   7,965            $   9,905

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                   1 YEAR        5 YEARS      SINCE INCEPTION
-------------------------------------------------------------
                                                 5/4/99
Class X           12.71%(1)      (5.02)%(1)       2.17%(1)

                                                 6/5/00
Class Y           12.47%(1)         --           (5.83)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's benchmark was changed from the S&P 500 to the Russell 3000 Growth Index to more accurately reflect the Portfolio's investable universe.
(4) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

company's patented CDMA technology. Stock selection within the health care, financial services and producer durables sectors also significantly benefited the Portfolio. Among health care stocks, Guidant made gains as the leader in devices for cardiovascular medicine posted strong results that were highlighted by its Implantable Cardio Device business. Within the energy sector, Ultra Petroleum was helped by strong production and reserve growth in its Wyoming operation, high energy prices and robust earnings reports. Within the consumer discretionary sector, eBay and Yahoo! both made positive contributions to relative performance. While eBay was helped by international expansion during 2004, Yahoo! benefited from strong earnings releases and a favorable outlook for internet advertising. From a sector allocation perspective, overweighted positions in the consumer discretionary, energy, materials and processing and integrated oils sector relative to the Russell 3000 Growth Index were beneficial for the Portfolio, as was an underweighted position in consumer staples.

Other positions were less positive for relative performance over the period. Among the Portfolio's largest positions, Spanish language TV and radio network Univision Communications was a significant detractor within the consumer discretionary sector. Within the materials and processing sector, Newmont Mining was another drag on performance. Although the company had previously benefited from higher gold prices, in November the stock suffered from news surrounding alleged pollution from its mines in Indonesia. An underweighted position in the technology and autos and transportation sectors relative to the Russell 3000 Growth Index also hurt the Portfolio's relative performance over the period.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Dividend Growth Portfolio
For the 12-month period ended December 31, 2004, Dividend Growth Portfolio Class X shares produced a total return of 8.46(1) percent, versus 10.88 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 8.21(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's underperformance relative to the S&P 500 Index for the period was driven largely by stock selection. The largest detractor from performance was the Portfolio's stock selection within industrials, although an overweighted position in the sector relative to the S&P 500 Index partially mitigated the negative effect of a number of individual securities. Within the sector, Caterpillar and 3M detracted most from returns. Stock selection within the health care sector also hurt relative returns, although our underweighted position in the sector was positive and slightly offset the detrimental effect of stock selection. Within that sector, large pharmaceutical companies Pfizer and Bristol-Myers Squibb served as a drag on performance. Within consumer staples, the Portfolio was hurt further by

[SIDENOTE]

[CHART]

GROWTH OF $10,000: DIVIDEND GROWTH -- CLASS X
($ in Thousands)

                    CLASS X      S&P 500(3)
Dec-1994           $  10,000     $  10,000
Dec-1995           $  13,638     $  13,758
Dec-1996           $  16,906     $  16,915
Dec-1997           $  21,235     $  22,559
Dec-1998           $  24,267     $  29,004
Dec-1999           $  23,687     $  35,107
Dec-2000           $  24,942     $  31,907
Dec-2001           $  23,644     $  28,118
Dec-2002           $  19,385     $  21,907
Dec-2003           $  24,792     $  28,191
Dec-2004           $  26,889(2)  $  31,259

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                    1 YEAR       5 YEARS        10 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------
                                                             3/1/90
Class X            8.46%(1)      2.57%(1)       10.40%(1)     9.39%(1)

                                                             6/5/00
Class Y            8.21%(1)        --              --         3.08%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

the weak performance of Coca-Cola and Altria Group. Stock selection in the materials sector also hampered relative performance, as weakness in Alcoa shares had the most significant negative impact.

Other security holdings and sector allocations benefited performance. Stock selection was favorable within the consumer discretionary sector, as the Portfolio benefited from the strong contributions made by retailers Target and Home Depot. Within utilities, a relatively small sector, Exelon was a standout performer for the period. Performance also benefited from an overweighted position in the energy sector as energy stocks rose strongly due to high oil prices and continuing signs of economic growth. An underweighted position in information technology relative to the S&P 500 Index further helped performance as the sector underperformed for the period after making strong gains in 2003.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Equity Portfolio
For the 12-month period ended December 31, 2004, Equity Portfolio Class X shares produced a total return of 11.14(1) percent, versus 6.93 percent for the Russell 3000 Growth Index and 10.88 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 10.86(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The largest contributors to the Portfolio's performance were positions in the health care, energy, technology and consumer discretionary sectors. Within the health care sector, the Portfolio benefited primarily from its overweighting in medical supplies stocks relative to the Russell 3000 Growth Index. Stock selection within the biotechnology sector was also positive for our relative performance. In the technology sector, both the Portfolio's underweighting in semiconductor stocks and our stock selection within that industry were rewarding. In the energy sector, performance

[SIDENOTE]

[CHART]

GROWTH OF $10,000: EQUITY -- CLASS X
($ in Thousands)

                 CLASS X      RUSSELL 3000 GROWTH(3)       S&P 500(4)
Dec-1994        $  10,000          $  10,000               $  10,000
Dec-1995        $  14,253          $  13,657               $  13,758
Dec-1996        $  16,015          $  16,645               $  16,915
Dec-1997        $  22,010          $  21,429               $  22,559
Dec-1998        $  28,712          $  28,933               $  29,004
Dec-1999        $  45,536          $  38,720               $  35,107
Dec-2000        $  39,911          $  30,040               $  31,907
Dec-2001        $  29,188          $  24,145               $  28,118
Dec-2002        $  22,996          $  17,376               $  21,907
Dec-2003        $  28,240          $  22,757               $  28,191
Dec-2004        $  31,387(2)       $  24,334               $  31,259

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                   1 YEAR       5 YEARS        10 YEARS   SINCE INCEPTION
-------------------------------------------------------------------------
                                                             3/9/84
Class X           11.14%(1)      (7.17)%(1)     12.12%(1)    12.10%(1)

                                                             6/5/00
Class Y           10.86%(1)         --             --        (6.17)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's benchmark was changed from the S&P 500 to the Russell 3000 Growth Index to more accurately reflect the Portfolio's investable universe.
(4) The Standard and Poor's 500 Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

was mainly driven by stock selection within the coal and exploration and production industries. Our emphasis on communications technology, computer services and software stocks was helpful as well. Within the consumer discretionary sector, the Portfolio's overweightings in shares of internet and education service providers boosted its returns, as did stock selection in the retail sector.

The strength of these positions was partially offset by the weakness of a few holdings in 2004. The most significant detractor during the year was stock selection within the materials and processing sector, largely because of the Portfolio's overexposure to copper stocks. In retrospect, we also sold these positions at an inopportune time, causing the Portfolio to miss out on their subsequent recovery.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

European Equity Portfolio
For the 12-month period ended December 31, 2004, European Equity Portfolio Class X shares produced a total return of 12.74(1) percent versus 20.88 percent for the Morgan Stanley Capital International (MSCI) Europe Index. For the same period, the Portfolio's Class Y shares returned 12.48(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL

[SIDENOTE]

[CHART]

GROWTH OF $10,000: EUROPEAN EQUITY -- CLASS X
($ in Thousands)

                 CLASS X    MSCI EUROPE(3)
Dec-1994        $  10,000     $  10,000
Dec-1995        $  12,589     $  12,162
Dec-1996        $  16,365     $  14,727
Dec-1997        $  18,995     $  18,232
Dec-1998        $  23,547     $  23,433
Dec-1999        $  30,402     $  27,158
Dec-2000        $  28,906     $  24,879
Dec-2001        $  23,773     $  19,928
Dec-2002        $  18,696     $  16,266
Dec-2003        $  24,123     $  22,535
Dec-2004        $  27,195(2)  $  27,241

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                   1 YEAR        5 YEARS       10 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------
                                                              3/1/91
Class X           12.74%(1)      (2.20)%(1)     10.52%(1)     11.26%(1)

                                                              6/5/00
Class Y           12.48%(1)         --             --         (3.16)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) Europe Index measures the performance for a diverse range of global stock markets within Austria, Belgium, Denmark, Finland, France, Germany, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland, Ireland, Portugal, and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's underperformance relative to the MSCI Europe Index over the reporting period was driven largely by stock selection in a number of industries. Within the media sector, the Portfolio suffered from a lack of exposure to several top-performing stocks, including Vivendi Universal and Reuters. Shares of fellow media company and Portfolio holding BSkyB, in contrast, fell after investors reacted adversely to the company's plans to add subscribers at the expense of its near-term margins. Other holdings that detracted from the Portfolio's returns included Compass Hotels; it faced operational difficulties that forced it to issue a profit warning during the reporting period. The Portfolio also suffered due to an underweighted allocation to the energy sector relative to the MSCI Europe Index, as many energy companies benefited from the rising price of oil. Finally, stock selection within the technology hardware and equipment sector also worked against the Portfolio, specifically a lack of exposure to Ericsson. The stock performed well as demand for its services grew ahead of expectation. That said, the Portfolio's overall underweighting in technology hardware relative to the MSCI Europe Index was a plus.

Stock selection within other sectors had a more positive influence on the Portfolio's performance in 2004. Within telecommunications, a number of securities including France Telecom, Telenor, Deutsche Telekom and Telefonica performed well due to their strong cash flow generation and progress in restructuring. Among the food retailing holdings, Tesco was a strong performer. It further consolidated its position as the dominant player in the UK retailing industry, and successfully expanded its business in Eastern Europe and Asia. Shares of Dutch retailer Ahold also made gains as investors reacted favorably to the company's progress in restructuring its U.S. operations. In the materials sector, copper processor Vedanta Resources appreciated as the demand for copper rose; BOC Group, a provider of industrial gases, performed well due to rising demand from Asia's technology industry.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Global Advantage Portfolio
For the 12-month period ended December 31, 2004, Global Advantage Portfolio Class X shares produced a total return of 12.54(1) percent versus 14.72 percent for the MSCI World Index. For the same period, the Portfolio's Class Y shares returned 12.29(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's underperformance during the reporting period was the result of a few key factors. Its underweighting in energy stocks relative to the MSCI World Index was detrimental as oil prices rose over much of 2004. However, this positioning became beneficial late in the year when oil prices fell rapidly from their highs. The Portfolio's overweighting in pharmaceutical stocks relative to the MSCI World Index also hampered returns. These stocks were hurt by investors' concerns about the dearth of new blockbuster drugs in development and the potential for unfavorable price controls.

[SIDENOTE]

[CHART]

GROWTH OF $10,000: GLOBAL ADVANTAGE -- CLASS X
($ in Thousands)

                 CLASS X            MSCI WORLD(3)
May-1998        $   10,000           $   10,000
Jun-1998        $    9,860           $   10,227
Sep-1998        $    8,290           $    9,001
Dec-1998        $    9,810           $   10,902
Mar-1999        $    9,980           $   11,291
Jun-1999        $   10,485           $   11,830
Sep-1999        $   10,495           $   11,654
Dec-1999        $   12,447           $   13,620
Mar-2000        $   12,779           $   13,760
Jun-2000        $   12,101           $   13,272
Sep-2000        $   11,637           $   12,605
Dec-2000        $   10,283           $   11,825
Mar-2001        $    8,566           $   10,307
Jun-2001        $    8,698           $   10,578
Sep-2001        $    7,378           $    9,058
Dec-2001        $    7,884           $    9,836
Mar-2002        $    7,972           $    9,869
Jun-2002        $    7,286           $    8,969
Sep-2002        $    5,777           $    7,320
Dec-2002        $    6,243           $    7,880
Mar-2003        $    5,888           $    7,481
Jun-2003        $    6,896           $    8,756
Sep-2003        $    7,221           $    9,179
Dec-2003        $    8,186           $   10,489
Mar-2004        $    8,444           $   10,764
Jun-2004        $    8,413           $   10,858
Sep-2004        $    8,131           $   10,749
Dec-2004        $    9,212(2)        $   12,033

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                   1 YEAR        5 YEARS      SINCE INCEPTION
-------------------------------------------------------------
                                                 5/18/98
Class X           12.54%(1)      (5.84)%(1)      (1.23)%(1)

                                                 6/5/00
Class Y           12.29%(1)         --           (6.03)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Merck's high-profile withdrawal of its best-selling drug Vioxx in September 2004 further hindered the performance of pharmaceutical stocks in general. Another factor putting the Portfolio at a disadvantage to the Index was stock selection in the media sector. BSkyB, for example, suffered because of the company's moves to add subscribers at the expense of its near-term margins. Viacom also lagged behind its peers during 2004.

Other positions yielded more positive results for the Portfolio in 2004. Stock selection in the software services sector boosted performance as a number of holdings benefited from improved earnings expectations. These companies included Intuit, Oracle, Accenture and Amadeus, a technology provider for the travel industry. Stock selection in the food, beverages and tobacco sector was similarly helpful. Spanish tobacco company Altadis performed well as a result of its strong sales and cash generation, as well as from its attractive dividend yields, share buybacks and speculation about acquisitions. A U.S. counterpart, Altria, benefited from fewer concerns that it would be subject to litigation. Finally, stock selection among health-care stocks was also beneficial to the Portfolio's performance. Aetna was the significant gainer among them, helped by a positive operating environment and the company's progress in restructuring.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Global Dividend Growth Portfolio
For the 12-month period ended December 31, 2004, Global Dividend Growth Portfolio Class X shares produced a total return of 14.93(1) percent, versus
14.72 percent for the Morgan Stanley Capital International (MSCI) World Index. For the same period, the Portfolio's Class Y shares returned 14.65(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

Global Dividend Growth Portfolio's performance straddled that of its benchmark, with Class X shares outperforming the MSCI World Index while the Class Y shares underperformed. The Portfolio gained from a number of positive factors during the period, including a light weighting in the underperforming technology sector relative to the MSCI index as well as stock selection within that sector. The Portfolio benefited from its stake in Motorola, for example, and its lack of exposure to weaker stocks such as Intel. A number of consumer

[SIDENOTE]

[CHART]

GROWTH OF $10,000: GLOBAL DIVIDEND GROWTH -- CLASS X
($ in Thousands)

                      CLASS X         MSCI WORLD(3)
Dec-1994            $   10,000        $   10,000
Dec-1995            $   12,204        $   12,072
Dec-1996            $   14,350        $   13,699
Dec-1997            $   16,078        $   15,859
Dec-1998            $   18,093        $   19,719
Dec-1999            $   20,744        $   24,635
Dec-2000            $   20,226        $   21,389
Dec-2001            $   18,962        $   17,790
Dec-2002            $   16,589        $   14,253
Dec-2003            $   21,909        $   18,971
Dec-2004            $   25,180(2)     $   21,764

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                    1 YEAR       5 YEARS        10 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------
                                                              2/23/94
Class X            14.93%(1)     3.95%(1)       9.67%(1)      8.91%(1)

                                                              6/5/00
Class Y            14.65%(1)       --             --          4.69%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

staples stocks, including Allied Domecq, Imperial Tobacco, Fosters and Cadbury Schweppes, also helped performance. In two sectors -- telecommunications and materials -- the Portfolio benefited from both an overweighting relative to the MSCI World Index as well as strong stock selection. Telecommunications holdings such as Telecom Italy and Telefonica posted strong gains, while BASF and Syngenta were standouts in the materials sector.

The largest detractors from performance in 2004 were in the energy and financial sectors. Within the energy sector, the Portfolio did not hold enough oil exploration and services companies. Many integrated oil producers have grappled with declining reserves in recent years, which have created greater demand for oil exploration and have helped to boost shares of companies that provide that service. The Portfolio's underweighting in financials relative to the MSCI World Index and choice of stocks within that sector were a further hindrance. Swiss reinsurer Converium was a particularly weak performer after catching many investors by surprise in 2004 with its announcement of insufficient reserves to cover its U.S. liability business. This announcement was especially detrimental because Converium's need to take an additional reserve meant that its losses would be carried forward and would lower the company's projected earnings for the next three years.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

High Yield Portfolio
For the 12-month period ended December 31, 2004, High Yield Portfolio Class X shares produced a total return of 9.84(1) percent versus 11.13 percent for the Lehman Brothers U.S. Corporate High Yield Index. For the same period, the Portfolio's Class Y shares returned 9.56(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's relative performance over the period suffered primarily from security selection in a number of industries. Among them, the Portfolio's security selection in the forest products, broadcasting, utilities and manufacturing industries served as a drag on performance. In addition, an underweight to the metals and mining sector relative to the Lehman Brothers U.S. Corporate High Yield index hurt performance as higher metal prices helped lead this sector to especially strong performance for the year. The Portfolio was also hurt by its strategy of

[SIDENOTE]

[CHART]

GROWTH OF $10,000: HIGH YIELD -- CLASS X
($ in Thousands)

                    CLASS X           LEHMAN(3)
Dec-1994           $   10,000        $   10,000
Dec-1995           $   11,493        $   11,917
Dec-1996           $   12,870        $   13,270
Dec-1997           $   14,398        $   14,964
Dec-1998           $   13,505        $   15,243
Dec-1999           $   13,325        $   15,608
Dec-2000           $    9,031        $   14,693
Dec-2001           $    5,983        $   15,469
Dec-2002           $    5,556        $   15,251
Dec-2003           $    7,097        $   19,670
Dec-2004           $    7,796(2)     $   21,859

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                    1 YEAR       5 YEARS        10 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------
                                                              3/9/84
Class X            9.84%(1)      (10.17)%(1)    (2.46)%(1)      3.60%(1)

                                                              6/5/00
Class Y            9.56%(1)          --            --         (10.63)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

de-emphasizing the riskiest segment of the market, as CCC and distressed securities performed very well in the fourth quarter.

A number of strategic decisions were more beneficial to performance. The Portfolio was helped in part by its lack of participation in airlines issues, as airlines were the worst performing sector within the high yield market during the 12-month period. An overweighted position relative to the Lehman index in the chemical sector added to performance as this sector generally reported improved results and posted strong returns. In addition, our security selection in the wireless communications and telecom sectors benefited performance as we avoided credits that had particularly poor results, while our investments in this sector generally posted solid numbers.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Income Builder Portfolio
For the 12-month period ended December 31, 2004, Income Builder Portfolio's Class X Shares posted a total return of 10.96(1) percent, compared to 16.49 percent for the Russell 1000 Value Index and 4.19 percent for the Lehman Brothers U.S. Government/Credit Index. For the same period, the Portfolio's Class Y shares returned 10.72(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL

[SIDENOTE]

[CHART]

GROWTH OF $10,000: INCOME BUILDER -- CLASS X
($ in Thousands)

                       CLASS X     RUSSELL 1000 VALUE(3)     LEHMAN(4)
Jan-1997            $     10,000       $     10,000        $     10,000
Mar-1997            $      9,830       $      9,779        $      9,924
Jun-1997            $     10,801       $     11,220        $     10,285
Sep-1997            $     11,885       $     12,338        $     10,645
Dec-1997            $     12,238       $     12,889        $     10,987
Mar-1998            $     12,977       $     14,392        $     11,153
Jun-1998            $     12,843       $     14,456        $     11,445
Sep-1998            $     11,499       $     12,781        $     12,012
Dec-1998            $     12,632       $     14,903        $     12,027
Mar-1999            $     12,442       $     15,117        $     11,884
Jun-1999            $     13,767       $     16,822        $     11,754
Sep-1999            $     12,794       $     15,174        $     11,817
Dec-1999            $     13,524       $     15,998        $     11,769
Mar-2000            $     13,166       $     16,075        $     12,086
Jun-2000            $     12,970       $     15,321        $     12,261
Sep-2000            $     13,249       $     16,526        $     12,613
Dec-2000            $     13,547       $     17,121        $     13,164
Mar-2001            $     13,793       $     16,118        $     13,585
Jun-2001            $     14,210       $     16,905        $     13,626
Sep-2001            $     13,175       $     15,054        $     14,275
Dec-2001            $     13,859       $     16,164        $     14,283
Mar-2002            $     14,300       $     16,825                    *
Jun-2002            $     13,672       $     15,392        $     14,749
Sep-2002            $     11,900       $     12,502        $     15,590
Dec-2002            $     12,800       $     13,655        $     15,860
Mar-2003            $     12,413       $     12,990        $     16,121
Jun-2003            $     13,896       $     15,234        $     16,689
Sep-2003            $     14,197       $     15,549        $     16,605
Dec-2003            $     15,467       $     17,755        $     16,600
Mar-2004            $     15,813       $     18,293        $     17,111
Jun-2004            $     15,897       $     18,454        $     16,569
Sep-2004            $     15,985       $     18,739        $     17,158
Dec-2004            $     17,162(2)    $     20,684        $     17,296

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                   1 YEAR        5 YEARS      SINCE INCEPTION
-------------------------------------------------------------
                                                   1/21/97
Class X           10.96%(1)      4.88%(1)          7.04%(1)

                                                   6/5/00
Class Y           10.72%(1)        --              5.32%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price -to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(4) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's blend of equity and fixed income securities led it to underperform its equity benchmark -- the Russell 1000 Value Index -- while outperforming its fixed income benchmark, the Lehman U.S. Government/Credit Index. The Portfolio's equity holdings were hampered by weakness in its health care, basic materials and consumer staples positions. Within health care, the Portfolio's overweighting in pharmaceutical stocks relative to the Russell 1000 Value Index was a major detractor from performance. Many pharmaceutical stocks suffered in 2004 from investors' concerns about drug reimportation and the apparent lack of blockbuster drugs on the horizon. The high-profile withdrawal of drugs such as Vioxx from the market also had a ripple effect across the industry. The Portfolio's slight overweighting in basic materials stocks relative to the Russell 1000 Value Index, and stock selection within that sector also weighed on our performance. For example, we sold the Portfolio's position in mining company Phelps Dodge before the security began to improve. Furthermore, our shares of chemical company DuPont, among others, declined in value due to perceived weaknesses in the company's management team. In the consumer staples sector, Coca-Cola was also a drag on performance as the company faced weak sales.

The Portfolio did, however, benefit from many of its positions in the telecommunications, financial and consumer discretionary sectors during 2004. Sprint stood out among telecommunications stocks as a significant gainer for the Portfolio. Our underweighting in financials relative to the Russell 1000 Value Index was also helpful. Stock selection in that sector was generally on-target as well; shares of Portfolio holding Freddie Mac, for example, appreciated as the company moved to resolve its accounting issues and replaced its top management. Prudential was another relatively strong financial holding in the Portfolio, as the company managed to avoid being hurt by New York Attorney General Eliot Spitzer's investigations into the insurance industry. A generally strong allocation to consumer discretionary stocks further boosted our performance. Among our holdings there, Starwood Hotels was a standout as travel picked up and occupancy levels at the company's hotels improved.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Information Portfolio
For the 12-month period ended December 31, 2004, Information Portfolio Class X shares produced a total return of 3.54(1) percent, versus 10.88 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 3.35(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio remained focused on the technology, media and telecommunications sectors during the period under review. As has historically been the case, this concentration was the main driver of the Portfolio's underperformance relative to the more diversified S&P 500 Index. Several holdings served as a drag on the Portfolio's returns in 2004,particularly those in the communications equipment and semiconductor industries as well as several holdings in the software industry.

The communications equipment industry underwent a number of major changes in 2004 as the market for communications equipment evolved. Demand shifted toward companies with "next generation" technology

[SIDENOTE]

[CHART]

GROWTH OF $10,000: INFORMATION -- CLASS X AND CLASS Y
($ in Thousands)

                   CLASS X             CLASS Y            S&P 500(3)
Nov-2000          $   10,000          $   10,000          $   10,000
Dec-2000          $    9,310          $    9,310          $    9,236
Mar-2001          $    5,730          $    5,720          $    8,142
Jun-2001          $    6,140          $    6,129          $    8,618
Sep-2001          $    4,016          $    4,006          $    7,353
Dec-2001          $    5,318          $    5,308          $    8,139
Mar-2002          $    4,818          $    4,807          $    8,163
Jun-2002          $    3,474          $    3,466          $    7,069
Sep-2002          $    2,560          $    2,544          $    5,848
Dec-2002          $    3,027          $    3,010          $    6,342
Mar-2003          $    3,007          $    2,990          $    6,142
Jun-2003          $    3,728          $    3,710          $    7,087
Sep-2003          $    4,256          $    4,226          $    7,275
Dec-2003          $    4,876          $    4,835          $    8,160
Mar-2004          $    4,896          $    4,855          $    8,299
Jun-2004          $    4,804          $    4,753          $    8,441
Sep-2004          $    4,297          $    4,257          $    8,284
Dec-2004          $    5,048(2)       $    4,997(2)       $    9,049

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS X AND CLASS Y SHARES WILL VARY DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                            1 YEAR     SINCE INCEPTION
------------------------------------------------------
                                         11/6/00
Class X                     3.54%(1)      (15.18)%(1)

                                         11/6/00
Class Y                     3.35%(1)      (15.39)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

and away from traditional providers of communication equipment. Nortel was hurt by falling demand as well as by internal accounting and management problems. Networking equipment provider Cisco also lagged, in part because of growing competition in the high-end equipment market. Andrew Corp. and ADTRAN were two other underperformers in 2004.

The semiconductor industry was generally weak during the period. Many investors believed that orders for semiconductors were peaking in 2004 and would be lower going forward. This trend led to a steady decline in the share price of holdings such as ADI, Maxim and Linear during the year. It also had a significant impact on Portfolio holdings in the semiconductor testing and packaging arena, such as Amkor and ASE Test. Many of the Portfolio's software holdings were hurt over the summer of 2004 by an overall decline in spending on software and other technology. This trend weighed on holdings such as Siebel, Mercury Interactive and Veritas.

Not all of the Portfolio's software holdings performed poorly, however. Software giant Microsoft made gains as its anti-trust problems began to dissipate. The company also issued a large dividend, which mitigated investors' concerns about the company's large cash reserves and helped return the focus to its improving fundamentals. Symantec was another strong holding in the software industry, as was Activision.

A variety of other stocks helped to offset weakness in other parts of the Portfolio during 2004. These stocks included the wireless service providers Nextel International and America Movil; government information-technology providers CSE Computer Systems and Antion; and India-based information-technology company Infosys.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Limited Duration Portfolio
For the 12-month period ended December 31, 2004, Limited Duration Portfolio's Class X shares produced a total return of 1.42(1) percent versus 2.44 percent for the Lehman Brothers 1-5 Year U.S. Credit Index. For the same period, the Portfolio's Class Y shares returned 1.17(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The primary driver of the Portfolio's performance relative to its benchmark was its interest rate posture. We entered the period anticipating rising interest rates, and as a result kept the Portfolio's duration* defensively positioned. While the rising federal funds rate validated these expectations, the fact that intermediate and longer-maturity yields did not rise limited the Portfolio's performance.

On a more positive note, the Portfolio's holdings of corporate securities benefited from the ongoing rally in corporate credit. The Portfolio's MBS holdings also supported returns. In that sector, our

[SIDENOTE]

[CHART]

GROWTH OF $10,000: LIMITED DURATION -- CLASS X
($ in Thousands)

                   CLASS X          LEHMAN(3)
May-1999          $   10,000       $   10,000
Jun-1999          $    9,973       $    9,969
Sep-1999          $   10,093       $   10,063
Dec-1999          $   10,156       $   10,125
Mar-2000          $   10,261       $   10,240
Jun-2000          $   10,397       $   10,398
Sep-2000          $   10,582       $   10,706
Dec-2000          $   10,749       $   10,983
Mar-2001          $   10,940       $   11,385
Jun-2001          $   11,018       $   11,544
Sep-2001          $   11,415       $   12,001
Dec-2001          $   11,472       $   12,052
Mar-2002          $   11,451       $   12,053
Jun-2002          $   11,665       $   12,416
Sep-2002          $   11,854       $   12,833
Dec-2002          $   11,937       $   13,122
Mar-2003          $   12,020       $   13,360
Jun-2003          $   12,082       $   13,726
Sep-2003          $   12,135       $   13,788
Dec-2003          $   12,203       $   13,831
Mar-2004          $   12,298       $   14,101
Jun-2004          $   12,219       $   13,843
Sep-2004          $   12,341       $   14,124
Dec-2004          $   12,377(2)    $   14,169

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                1 YEAR     5 YEARS      SINCE INCEPTION
-------------------------------------------------------
                                         5/4/99
Class X        1.42%(1)    4.04%(1)        3.84%(1)

                                         6/5/00
Class Y        1.17%(1)      --            3.76%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

focus was on securities with higher coupons. These positions gave the Portfolio's portfolio exposure to one of the best-performing areas of the high-quality bond market.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Money Market Portfolio
AN INVESTMENT IN A MONEY MARKET IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN SUCH FUNDS.

As of December 31, 2004, Money Market Portfolio had net assets of more than $268 million with an average portfolio maturity of 35 days. For the seven-day period ended December 31, 2004, the Portfolio's Class X shares provided an effective annualized yield of 1.73 percent and a current yield of 1.71 percent, while its 30-day moving average yield for December was 1.64 percent. For the 12-month period ended December 31, 2004, the Portfolio's Class X shares returned 0.87 percent.

For the seven-day period ended December 31, 2004 the Portfolio's Class Y shares provided an effective annualized yield of 1.47 percent and a current yield of
1.46 percent, while its 30-day average yield for December was 1.39 percent. For the 12-month period ended December 31, 2004, the Portfolio's Class Y shares provided a total return of 0.62 percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

Our strategy in managing the Portfolio remained consistent with our long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach that emphasized purchasing high-quality money market obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. On December 31, 2004, approximately 69 percent of the Portfolio was invested in high-quality commercial paper, 18 percent in federal agency obligations and the remaining 13 percent in certificates of deposit and short-term bank notes issued by financially strong commercial banks. At the end of the fiscal period, approximately 96 percent of the Portfolio's holdings were due to mature in less than four months.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Quality Income Plus Portfolio
For the 12-month period ended December 31, 2004, Quality Income Plus Portfolio's Class X shares produced a total return of 5.23(1) percent versus 4.34 percent for the Lehman Brothers U.S. Aggregate Index. For the same period, the Portfolio's Class Y shares returned 5.07(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio benefited from its focus on corporate bonds, which represented the best-performing segment of the investment grade bond market. These securities were boosted by investors seeking to take advantage of their yield, which offered a premium over that of more conservative government bonds. The Portfolio also gained from key exposures in the gaming & lodging, energy and utilities sectors, all of which gained on improved earnings and reduced debt ratios. The Portfolio was also overweight relative to the Lehman Brothers

[SIDENOTE]

[CHART]

GROWTH OF $10,000: QUALITY INCOME -- CLASS X
($ in Thousands)

                    CLASS X            LEHMAN(3)
Dec-1994           $   10,000         $   10,000
Dec-1995           $   12,430         $   11,847
Dec-1996           $   12,623         $   12,278
Dec-1997           $   14,024         $   13,463
Dec-1998           $   15,240         $   14,632
Dec-1999           $   14,582         $   14,512
Dec-2000           $   16,199         $   16,199
Dec-2001           $   17,749         $   17,567
Dec-2002           $   18,728         $   19,369
Dec-2003           $   20,309         $   20,164
Dec-2004           $   21,371(2)      $   21,038

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

           1 YEAR     5 YEARS     10 YEARS    SINCE INCEPTION
-------------------------------------------------------------
                                                 3/1/87
Class X    5.23%(1)    7.94%(1)     7.89%(1)       7.85%(1)

                                                 6/5/00
Class Y    5.07%(1)      --           --           7.90%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

U.S. Aggregate Index in its exposure to the insurance industry, which outperformed.

The Portfolio's interest rate exposure was more of a disappointment during the period. While our analysis was correct in indicating that interest rates were likely to move upward in 2004, that upward movement was largely limited to shorter-maturity securities. As a result, the Portfolio's strategy of keeping its duration* below that of its benchmark served to limit its exposure to the ongoing gains of longer-maturity securities.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

S&P 500 Index Portfolio For the 12-month period ended December 31, 2004, S&P 500 Index Portfolio Class X shares produced a total return of 10.59(1) percent, versus 10.88 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 10.29(1) percent.

[SIDENOTE]

[CHART]

GROWTH OF $10,000: S&P 500 INDEX -- CLASS X
($ in Thousands)

                   CLASS X           S&P 500(3)
May-1998          $   10,000         $   10,000
Jun-1998          $   10,270         $   10,275
Sep-1998          $    9,250         $    9,253
Dec-1998          $   11,220         $   11,223
Mar-1999          $   11,750         $   11,782
Jun-1999          $   12,556         $   12,613
Sep-1999          $   11,762         $   11,825
Dec-1999          $   13,490         $   13,585
Mar-2000          $   13,802         $   13,896
Jun-2000          $   13,411         $   13,527
Sep-2000          $   13,269         $   13,395
Dec-2000          $   12,224         $   12,347
Mar-2001          $   10,774         $   10,883
Jun-2001          $   11,384         $   11,520
Sep-2001          $    9,705         $    9,829
Dec-2001          $   10,729         $   10,880
Mar-2002          $   10,739         $   10,911
Jun-2002          $    9,289         $    9,450
Sep-2002          $    7,685         $    7,817
Dec-2002          $    8,316         $    8,477
Mar-2003          $    8,037         $    8,210
Jun-2003          $    9,263         $    9,474
Sep-2003          $    9,493         $    9,724
Dec-2003          $   10,633         $   10,908
Mar-2004          $   10,800         $   11,093
Jun-2004          $   10,978         $   11,284
Sep-2004          $   10,767         $   11,073
Dec-2004          $   11,759(2)      $   12,096

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                 1 YEAR     5 YEARS      SINCE INCEPTION
--------------------------------------------------------
                                           5/18/98
Class X         10.59%(1)   (2.71)%(1)        2.48%(1)

                                            6/5/00
Class Y         10.29%(1)      --            (3.27)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

Although all 20 sectors in the S&P 500 Index saw positive performance in 2004, some sectors considerably outperformed others. Energy stocks, bolstered by the rise in oil prices and higher returns for drilling, generally outperformed health care and technology stocks, the period's two worst-performing sectors. In the health care sector, pharmaceutical stocks such as Pfizer were affected greatly by Merck's high-profile withdrawal of Vioxx and by concerns over the lack of exciting new drugs in the industry's pipeline. In the technology sector, companies such as Intel and Cisco were hurt by weak spending, disappointing orders and a subsequently lower outlook for their earnings. In addition, consumer staples like Coca-Cola suffered greatly due to sluggish sales and a weak outlook for earnings.

The Portfolio's weakness in these areas was offset by strength in some of the Index's largest sectors, including financials, industrials and energy. Shares of Exxon Mobil, for example, benefited from higher crude-oil and natural-gas prices. Other strong holdings included General Electric, which made gains as it reported strong earnings, and Johnson & Johnson, after its purchase of Guidant was received favorably by investors. Shares of Bank of America also performed well, as the company managed to achieve strong earnings growth in the face of rising interest rates.

THE INVESTMENT PERFORMANCE OF THE S&P 500 INDEX DOES NOT INCLUDE THE IMPACT OF ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE PORTFOLIO'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Strategist Portfolio
For the 12-month period ended December 31, 2004, Strategist Portfolio Class X shares produced a total return of 10.37(1) percent versus 10.88 percent for the S&P 500 Index and 4.19 percent for the Lehman Brothers U.S. Government/Credit Index. For the same period, the Portfolio's Class Y shares returned 10.12(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's strategic asset allocation targets remained unchanged throughout 2004. As at the end of 2003, we continued to favor equity investments over both bonds and money market instruments. This strategic asset allocation reflected our macroeconomic views as we entered 2004. At that time, we were anticipating a strong recovery in corporate profitability (especially in the more cyclical portions of the economy), gradually rising

[SIDENOTE]

[CHART]

GROWTH OF $10,000: STRATEGIST -- CLASS X
($ in Thousands)

                     FUND           S&P 500(3)      LEHMAN(4)
Dec-1994          $   10,000        $   10,000     $   10,000
Dec-1995          $   10,940        $   13,758     $   11,924
Dec-1996          $   12,583        $   16,915     $   12,270
Dec-1997          $   14,309        $   22,559     $   13,468
Dec-1998          $   18,107        $   29,004     $   14,743
Dec-1999          $   21,249        $   35,107     $   14,427
Dec-2000          $   21,599        $   31,907     $   16,137
Dec-2001          $   19,400        $   28,118     $   17,509
Dec-2002          $   17,482        $   21,907     $   19,441
Dec-2003          $   22,070        $   28,191     $   20,349
Dec-2004          $   24,359(2)     $   31,259     $   21,202

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

            1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION
------------------------------------------------------------
                                               3/1/87
Class X    10.37%(1)   2.77%(1)    9.31%(1)      9.36%(1)

                                               6/5/00
Class Y    10.12%(1)     --          --          2.43%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(4) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

inflation and higher interest rates. We also expected a flat to slightly negative year for long bonds and negative real returns for cash investments.

Throughout 2004, both the stock and bond markets were affected by a number of key factors. One of these factors was the sharp run-up in the prices of oil and other commodities, primarily due to high demand from China and other countries in Asia. Other factors included the reemergence of inflationary concerns, the unprecedented cash build-up on corporate balance sheets around the world and the Republican victories in the U.S. Congress.

In this environment, the equity segment of the Portfolio benefited from a series of over- and underweighted positions relative to the S&P 500 Index. The Portfolio began 2004 strategically overweighting the most cyclical sectors of the economy relative to the index, including industrials, basic materials and energy. By contrast, financials, utilities and consumer staples were underweighted. Around mid-year, the Portfolio's focus shifted away from the deepest cyclical sectors. In their place, we increased exposure to technology positions including software, hardware, semiconductors and contract manufacturers, which we felt had lagged other cyclical sectors and were due for a rebound. We also moved some of the Portfolio's previous underweightings to more of a neutral position relative to the S&P 500. One exception was financials, which remained a significant underweighting. At the end of the period, the Portfolio remained overweighted in included technology, consumer staples, industrials, basic materials and health care. The Portfolios maintained neutral weights in telecommunication services and consumer discretionary relative to the Lehman Brothers U.S. Government/Credit Index, and underweighted positions in financials, utilities and energy.

In contrast to this more active approach to equities, the fixed income segment of the Portfolio saw mostly minor adjustments in the size of individual positions during 2004. Representing roughly 30 percent of the Portfolio's total assets, the fixed income allocation was made up of two distinct strategic portions: two-thirds featured high-quality corporates, mortgages and agency paper with an effective duration of 4.6 years and an average yield-to-maturity of 3.80 percent. The remaining one-third was made up of U.S. Treasury 10-year notes.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Utilities Portfolio
For the 12-month period ended December 31, 2004, Utilities Portfolio's Class X shares produced a total return on 20.66(1) percent, versus 10.88 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 20.28(1) percent.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's outperformance relative to the broad market in 2004 was due largely to the very strong returns of holdings in the electric utility and natural gas industries. Our underlying strategy for allocating the Portfolio's assets is to maintain diversified and strategically balanced exposure to the electric utility, natural gas and telecommunications industries. On a tactical basis, we adjust the Portfolio's exposure to these areas if we believe market conditions warrant. During 2004, for example, the Portfolio had a relatively heavy weighting in shares of electric companies. This allocation proved beneficial. Electric stocks performed strongly as interest rates remained low and the industry's fundamentals improved. Improving conditions in the natural-gas industry also helped to lift the

[SIDENOTE]

[CHART]

GROWTH OF $10,000: UTILITIES -- CLASS X
($ in Thousands)

                     FUND            S&P 500(3)
Dec-1994          $   10,000         $   10,000
Dec-1995          $   12,865         $   13,758
Dec-1996          $   13,982         $   16,915
Dec-1997          $   17,778         $   22,559
Dec-1998          $   22,002         $   29,004
Dec-1999          $   24,800         $   35,107
Dec-2000          $   25,552         $   31,907
Dec-2001          $   18,973         $   28,118
Dec-2002          $   14,635         $   21,907
Dec-2003          $   17,173         $   28,191
Dec-2004          $   20,721(2)      $   31,259

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

             1 YEAR     5 YEARS      10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------
                                                     3/1/90
Class X     20.66%(1)   (3.53)%(1)     7.56%(1)        7.91%(1)

                                                     6/5/00
Class Y     20.28%(1)      --            --           (4.27)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Portfolio's shares in that area of the market. Higher natural gas prices buoyed many stocks in the industry, particularly those of companies involved in exploring for and producing natural gas (rather than merely distributing it).

The Portfolio's gains in the electric and natural-gas sectors during 2004 were partially offset by the poor performance of several telecommunications holdings. Although we trimmed the Portfolio's weighting to the telecommunications sector and redistributed those assets during the year, continuing exposure to the Regional Bells, selective independent telephone companies and equipment providers moderated the Portfolio's gains.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                             /s/ Mitchell M. Merin

Charles A. Fiumefreddo                                 Mitchell M. Merin
CHAIRMAN OF THE BOARD                                  PRESIDENT


Proxy Voting Policies and Procedures
A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available without charge, upon request, by calling
(800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

MORGAN STANLEY VARIABLE INVESTMENT SERIES
EXPENSE EXAMPLE - DECEMBER 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

MONEY MARKET

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (0.59% return)                                     $    1,000.00   $    1,005.90   $          2.67
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,022.47   $          2.69
CLASS Y
Actual (0.47% return)                                     $    1,000.00   $    1,004.70   $          3.93
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,021.22   $          3.96

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.53% AND 0.78% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

LIMITED DURATION

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (1.29% return)                                     $    1,000.00   $    1,012.90   $          2.48
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,022.67   $          2.49
CLASS Y
Actual (1.17% return)                                     $    1,000.00   $    1,011.70   $          3.74
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,021.42   $          3.76

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.49% AND 0.74% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

QUALITY INCOME PLUS

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (5.31% return)                                     $    1,000.00   $    1,053.10   $          2.79
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,022.42   $          2.75
CLASS Y
Actual (5.28% return)                                     $    1,000.00   $    1,052.80   $          4.08
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,021.17   $          4.01

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.54% AND 0.79% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

HIGH YIELD

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (8.40% return)                                     $    1,000.00   $    1,084.00   $          3.46
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,021.82   $          3.35
CLASS Y
Actual (8.25% return)                                     $    1,000.00   $    1,082.50   $          4.76
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,020.56   $          4.62

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.66% AND 0.91% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

UTILITIES

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (17.18% return)                                    $    1,000.00   $    1,171.80   $          3.77
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,021.67   $          3.51
CLASS Y
Actual (17.05% return)                                    $    1,000.00   $    1,170.50   $          5.13
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,020.41   $          4.77

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.69% AND 0.94% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INCOME BUILDER

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (7.96% return)                                     $    1,000.00   $    1,079.60   $          4.34
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,020.96   $          4.22
CLASS Y
Actual (7.75% return)                                     $    1,000.00   $    1,077.50   $          5.64
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,019.71   $          5.48

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.83% AND 1.08% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

DIVIDEND GROWTH

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (6.21% return)                                     $    1,000.00   $    1,062.10   $          3.01
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,022.22   $          2.95
CLASS Y
Actual (6.01% return)                                     $    1,000.00   $    1,060.10   $          4.30
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,020.96   $          4.22

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.58% AND 0.83% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

GLOBAL DIVIDEND GROWTH

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (9.55% return)                                     $    1,000.00   $    1,095.50   $          4.27
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,021.06   $          4.12
CLASS Y
Actual (9.38% return)                                     $    1,000.00   $    1,093.80   $          5.58
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,019.81   $          5.38

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.81% AND 1.06% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

EUROPEAN EQUITY

                                                            BEGINNING        ENDING        EXPENSES PAID
                                                          ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                          -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                             07/01/04        12/31/04         12/31/04
                                                          -------------   -------------   ---------------
CLASS X
Actual (13.17% return)                                    $    1,000.00   $    1,131.70   $          5.52
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,019.96   $          5.23
CLASS Y
Actual (13.05% return)                                    $    1,000.00   $    1,130.50   $          6.85
Hypothetical (5% annual return before expenses)           $    1,000.00   $    1,018.70   $          6.50

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.03% AND 1.28% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

EQUITY

                                                             BEGINNING        ENDING        EXPENSES PAID
                                                           ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                           -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                              07/01/04        12/31/04        12/31/04
                                                           -------------   -------------   ---------------
CLASS X
Actual (6.96% return)                                      $    1,000.00   $    1,069.60   $          2.76
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,022.47   $          2.69
CLASS Y
Actual (6.78% return)                                      $    1,000.00   $    1,067.80   $          4.05
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,021.22   $          3.96

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.53% AND 0.78% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

S&P 500 INDEX

                                                             BEGINNING        ENDING        EXPENSES PAID
                                                           ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                           -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                              07/01/04       12/31/04         12/31/04
                                                           -------------   -------------   ---------------
CLASS X
Actual (7.12% return)                                      $    1,000.00   $    1,071.20   $          1.41
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,023.78   $          1.37
CLASS Y
Actual (6.96% return)                                      $    1,000.00   $    1,069.60   $          2.71
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,022.52   $          2.64

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.27% AND 0.52% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

GLOBAL ADVANTAGE

                                                             BEGINNING        ENDING        EXPENSES PAID
                                                           ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                           -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                              07/01/04        12/31/04        12/31/04
                                                           -------------   -------------   ---------------
CLASS X
Actual (9.50% return)                                      $    1,000.00   $    1,095.00   $          4.42
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,020.91   $          4.27
CLASS Y
Actual (9.56% return)                                      $    1,000.00   $    1,095.60   $          5.74
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,019.66   $          5.53

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.84% AND 1.09% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

AGGRESSIVE EQUITY

                                                             BEGINNING        ENDING        EXPENSES PAID
                                                           ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                           -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                              07/01/04        12/31/04        12/31/04
                                                           -------------   -------------   ---------------
CLASS X
Actual (8.54% return)                                      $    1,000.00   $    1,085.40   $          4.40
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,020.91   $          4.27
CLASS Y
Actual (8.51% return)                                      $    1,000.00   $    1,085.10   $          5.71
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,019.66   $          5.53

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.84% AND 1.09% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INFORMATION

                                                             BEGINNING        ENDING        EXPENSES PAID
                                                           ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                           -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                              07/01/04        12/31/04        12/31/04
                                                           -------------   -------------   ---------------
CLASS X
Actual (5.07% return)                                      $    1,000.00   $    1,050.70   $          4.90
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,020.36   $          4.82
CLASS Y
Actual (5.12% return)                                      $    1,000.00   $    1,051.20   $          6.19
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,019.10   $          6.09

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.95% AND 1.20% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

STRATEGIST

                                                             BEGINNING        ENDING        EXPENSES PAID
                                                           ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                           -------------   -------------   ---------------
                                                                                             07/01/04 -
                                                              07/01/04        12/31/04        12/31/04
                                                           -------------   -------------   ---------------
CLASS X
Actual (6.85% return)                                      $    1,000.00   $    1,068.50   $          2.81
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,022.42   $          2.75
CLASS Y
Actual (6.66% return)                                      $    1,000.00   $    1,066.60   $          4.10
Hypothetical (5% annual return before expenses)            $    1,000.00   $    1,021.17   $          4.01

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.54% AND 0.79% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY VARIABLE INVESTMENT SERIES - MONEY MARKET
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

                                                                           ANNUALIZED
PRINCIPAL                                                                     YIELD
AMOUNT IN                                                                  ON DATE OF           MATURITY
THOUSANDS                                                                   PURCHASE              DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (67.5%)
             ASSET-BACKED - AUTO (11.5%)
$    7,700   DaimlerChrysler Revolving Auto Conduit LLC                   2.26 - 2.28%     01/06/05 - 01/19/05   $     7,694,166
     4,073   DaimlerChrysler Revolving Auto Conduit LLC
              Series A                                                        2.36              01/24/05               4,066,885
     6,000   FCAR Owner Trust                                                 2.27              01/10/05               5,996,610
    13,000   New Center Asset Trust                                        2.20 - 2.27     01/12/05 - 01/13/05        12,990,796
                                                                                                                 ---------------
                                                                                                                      30,748,457
                                                                                                                 ---------------
             FINANCE - AUTOMOTIVE (1.9%)
     5,000   Toyota Motor Credit Corp.                                        2.27              02/17/05               4,985,247
                                                                                                                 ---------------
             INTERNATIONAL BANKS (35.8%)
    10,000   ANZ (Delaware) Inc.                                              2.40              02/22/05               9,965,478
    13,000   Banque Generale du Luxembourg                                 2.16 - 2.40     02/23/05 - 04/01/05        12,943,270
     8,000   BNP Paribas Finance, Inc                                         2.29              02/01/05               7,984,293
     6,000   Barclays U.S. Funding Corp.                                      2.25              01/06/05               5,998,133
     6,335   Calyon North America Inc                                         2.38              03/02/05               6,309,977
    10,000   Dexia (Delaware) LLC                                             2.38              02/16/05               9,969,717
    12,000   HBOS Treasury Services PLC                                       2.29              01/10/05              11,993,160
     7,000   Nordea North America, Inc.                                       2.16              04/21/05               6,954,228
     7,000   Svenska Handelsbanken Inc.                                       2.33              01/31/05               6,986,467
    12,000   UBS Finance (Delaware) Inc.                                      2.20              01/03/05              11,998,533
     5,000   Westpac Capital Corp.                                            2.14              02/22/05               4,984,616
                                                                                                                 ---------------
                                                                                                                      96,087,872
                                                                                                                 ---------------
             INVESTMENT BANKS/BROKERS (8.9%)
    12,000   Citigroup Global Market Holdings                              2.23 - 2.30     01/20/05 - 02/07/05        11,977,595
    12,000   Goldman Sachs Group, Inc. (The)                                  2.33              01/05/05              11,996,893
                                                                                                                 ---------------
                                                                                                                      23,974,488
                                                                                                                 ---------------
             FINANCE - CORPORATE (2.2%)
     6,000   CIT Group, Inc.                                                  2.20              01/19/05               5,993,430
                                                                                                                 ---------------
             FINANCE - CONSUMER (1.9%)
     5,000   Household Finance Corp.                                          2.19              01/14/05               4,996,064
                                                                                                                 ---------------
             FINANCIAL CONGLOMERATES (5.3%)
    14,200   General Electric Capital Corp.                                1.79 - 2.12     01/03/05 - 05/09/05        14,165,562
                                                                                                                 ---------------
             TOTAL COMMERCIAL PAPER
              (COST $180,951,120)                                                                                    180,951,120
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           ANNUALIZED
PRINCIPAL                                                                     YIELD
AMOUNT IN                                                                  ON DATE OF           MATURITY
THOUSANDS                                                                   PURCHASE              DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES (17.5%)
$   39,291   Federal Home Loan Mortgage Corp.                             1.41 - 2.68%     01/04/05 - 06/27/05   $    39,106,747
     8,000   Federal National Mortgage Assoc.                                 2.16              01/07/05               7,997,133
                                                                                                                 ---------------
             TOTAL U.S. GOVERNMENT AGENCIES
              (COST $47,103,880)                                                                                      47,103,880
                                                                                                                 ---------------
             CERTIFICATES OF DEPOSIT (7.8%)
     7,000   First Tennessee Bank, N.A.                                       2.34              01/18/05               7,000,000
     8,000   Washington Mutual Bank, FA                                       2.32              01/13/05               8,000,000
     6,000   Wells Fargo Bank, N.A.                                           2.42              01/04/05               6,000,000
                                                                                                                 ---------------
             TOTAL CERTIFICATES OF DEPOSIT
              (COST $21,000,000)                                                                                      21,000,000
                                                                                                                 ---------------
             SHORT-TERM BANK NOTE (4.8%)
    13,000   Bank of America, N.A.
              (COST $13,000,000)                                           2.05 - 2.29     01/24/05 - 02/10/05        13,000,000
                                                                                                                 ---------------
             TOTAL INVESTMENTS
              (COST $262,055,000) (a)                                                             97.6%              262,055,000
             OTHER ASSETS IN EXCESS OF LIABILITIES                                                 2.4                 6,461,740
                                                                                                  -----          ---------------
             NET ASSETS                                                                           100.0%         $   268,516,740
                                                                                                  =====          ===============

----------
   (a) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

SUMMARY OF INVESTMENTS                 PERCENT OF
MATURITY SCHEDULE                     MARKET VALUE
1-30 Days                                 57%
31-60 Days                                26
61-90 Days                                 4
91-120 Days                                9
121+ Days                                  4
                                         ----
                                         100%
                                         ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - LIMITED DURATION
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (45.5%)
             AEROSPACE & DEFENSE (0.5%)
$      230   McDonnell Douglas Corp.                                         6.875%             11/01/06         $       243,559
       195   Northrop Grumman Corp.                                          4.079              11/16/06                 197,058
       120   Raytheon Co.                                                     4.85              01/15/11                 123,112
        30   Raytheon Co.                                                     6.15              11/01/08                  32,281
       111   Raytheon Co.                                                     6.75              08/15/07                 119,653
       150   Raytheon Co.                                                     8.30              03/01/10                 177,940
                                                                                                                 ---------------
                                                                                                                         893,603
                                                                                                                 ---------------
             AIR FREIGHT/COURIERS (0.2%)
       145   Fedex Corp.                                                     6.875              02/15/06                 150,220
       130   Fedex Corp.                                                      2.65              04/01/07                 127,394
                                                                                                                 ---------------
                                                                                                                         277,614
                                                                                                                 ---------------
             AIRLINES (0.2%)
       258   Southwest Airlines Co. (Series 01-1)                            5.496              11/01/06                 265,834
                                                                                                                 ---------------
             AUTO PARTS: O.E.M. (0.2%)
       290   Johnson Controls, Inc.                                           5.00              11/15/06                 297,857
                                                                                                                 ---------------
             BEVERAGES: ALCOHOLIC (0.2%)
       330   Miller Brewing Co. - 144A*                                       4.25              08/15/08                 333,277
                                                                                                                 ---------------
             BROADCASTING (0.3%)
       505   Clear Channel Communications, Inc.                               7.65              09/15/10                 575,272
                                                                                                                 ---------------
             BUILDING PRODUCTS (0.3%)
       145   Masco Corp.                                                     4.625              08/15/07                 148,571
       310   Masco Corp.                                                      6.75              03/15/06                 323,017
                                                                                                                 ---------------
                                                                                                                         471,588
                                                                                                                 ---------------
             CABLE/SATELLITE TV (0.7%)
       490   Comcast Cable Communications, Inc.                              6.875              06/15/09                 544,888
       270   Comcast Corp.                                                    5.85              01/15/10                 289,747
       242   Cox Communications Inc. - 144A*++                                3.04              12/14/07                 242,617
       150   Cox Communications Inc.                                          7.75              08/15/06                 159,613
                                                                                                                 ---------------
                                                                                                                       1,236,865
                                                                                                                 ---------------
             CHEMICALS: MAJOR DIVERSIFIED (0.1%)
       135   ICI Wilmington Inc.                                             4.375              12/01/08                 135,883
                                                                                                                 ---------------
             CONTAINERS/PACKAGING (0.1%)
        90   Sealed Air Corp. - 144A*                                         6.95              05/15/09                  98,501
                                                                                                                 ---------------
             DEPARTMENT STORES (0.9%)
       680   Federated Department Stores, Inc.                               6.625              09/01/08                 740,876
       260   May Department Stores Co.                                       6.875              11/01/05                 267,511
       580   May Department Stores Co.                                        3.95              07/15/07                 581,326
                                                                                                                 ---------------
                                                                                                                       1,589,713
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             DISCOUNT STORES (0.7%)
$    1,165   Target Corp.                                                     5.95%             05/15/06         $     1,208,902
       100   Target Corp.                                                     7.50              02/15/05                 100,509
                                                                                                                 ---------------
                                                                                                                       1,309,411
                                                                                                                 ---------------
             DRUGSTORE CHAINS (0.5%)
       175   CVS Corp.                                                       3.875              11/01/07                 175,907
       640   CVS Corp.                                                       5.625              03/15/06                 656,440
                                                                                                                 ---------------
                                                                                                                         832,347
                                                                                                                 ---------------
             ELECTRIC UTILITIES (3.8%)
       580   Appalachian Power Co. (Series G)                                 3.60              05/15/08                 573,523
       303   Columbus Southern Power Co.                                      4.40              12/01/10                 300,735
     1,050   Consolidated Natural Gas Co. (Series B)                         5.375              11/01/06               1,084,990
       555   DTE Energy Co.                                                   6.45              06/01/06                 577,949
       240   Duke Energy Corp.                                                3.75              03/05/08                 239,905
       270   Duke Energy Corp.                                                4.50              04/01/10                 273,504
       220   Entergy Gulf States Inc.++                                       2.80              12/01/09                 219,975
       170   Entergy Gulf States, Inc.                                        3.60              06/01/08                 167,379
       255   Exelon Corp.                                                     6.75              05/01/11                 285,620
       570   Pacific Gas & Electric                                           3.60              03/01/09                 561,071
        90   Panhandle Eastern Pipe Line Co. (Series B)                       2.75              03/15/07                  88,172
       775   Pinnacle West Capital Corp.                                      6.40              04/01/06                 797,851
     1,150   Public Service Electric & Gas Co.++                             2.655              06/23/06               1,150,051
        65   Southern California Edison Co.                                   5.00              01/15/14                  66,171
       150   Wisconsin Electric Power Co.                                     3.50              12/01/07                 149,500
       185   Wisconsin Electric Power Co.                                     4.50              05/15/13                 183,566
                                                                                                                 ---------------
                                                                                                                       6,719,962
                                                                                                                 ---------------
             ELECTRICAL PRODUCTS (0.2%)
       295   Cooper Industries Inc.                                           5.25              07/01/07                 305,803
                                                                                                                 ---------------
             ENVIRONMENTAL SERVICES (0.1%)
        60   USA Waste Services, Inc.                                        7.125              10/01/07                  65,207
       130   WMX Technologies, Inc.                                           7.00              10/15/06                 137,742
                                                                                                                 ---------------
                                                                                                                         202,949
                                                                                                                 ---------------
             FINANCE/RENTAL/LEASING (3.0%)
       560   American Honda Finance Corp. - 144A*                             3.85              11/06/08                 558,933
       600   CIT Group Inc.                                                   2.42              11/04/05                 600,967
       330   CIT Group Inc.                                                  2.875              09/29/06                 326,699
        70   CIT Group Inc.                                                  7.375              04/02/07                  75,622
       790   Countrywide Home Loans, Inc. (Series MTN)                        3.25              05/21/08                 773,094
       550   Ford Motor Credit Co.                                           6.875              02/01/06                 566,756
       230   Ford Motor Credit Co.                                            6.50              01/25/07                 239,279

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$      760   MBNA Corp.                                                      6.125%             03/01/13         $       815,826
       785   SLM Corp.                                                        4.00              01/15/10                 779,800
       630   Tyco Capital Corp.                                               6.50              02/07/06                 652,315
                                                                                                                 ---------------
                                                                                                                       5,389,291
                                                                                                                 ---------------
             FINANCIAL CONGLOMERATES (5.2%)
       295   Bank One Corp. (Series MTNA)                                     6.00              02/17/09                 315,618
       475   Bank One NA Illinois++                                           1.80              05/05/06                 475,725
       410   Bank One NA Illinois                                             5.50              03/26/07                 427,400
       150   Chase Manhattan Corp.                                            6.00              02/15/09                 160,163
        55   Chase Manhattan Corp.                                            7.00              11/15/09                  61,435
       460   Citicorp                                                        6.375              11/15/08                 501,221
       220   Citicorp                                                         6.75              08/15/05                 225,120
       195   Citigroup Global Markets Inc.++                                  2.58              12/12/06                 195,094
       555   Citigroup Inc.                                                   5.50              08/09/06                 574,145
       560   Citigroup Inc.                                                   5.75              05/10/06                 578,475
       120   General Electric Capital Corp.                                   4.25              12/01/10                 120,089
     1,615   General Electric Capital Corp.                                  5.375              03/15/07               1,678,432
       880   General Motors Acceptance Corp.                                  4.50              07/15/06                 880,859
     1,040   General Motors Acceptance Corp.                                 6.125              08/28/07               1,071,459
       410   ING Security Life Institutional - 144A*                          2.70              02/15/07                 402,506
       315   JP Morgan Chase & Co.                                            5.25              05/30/07                 327,656
       515   Pricoa Global Funding I - 144A*                                  3.90              12/15/08                 514,412
       340   Prudential Funding LLC (Series MTN) - 144A*                      6.60              05/15/08                 368,244
       475   Prudential Insurance Co. - 144A*                                6.375              07/23/06                 499,740
                                                                                                                 ---------------
                                                                                                                       9,377,793
                                                                                                                 ---------------
             FOOD RETAIL (1.3%)
       325   Albertson's, Inc.                                                7.50              02/15/11                 376,877
     1,045   Kroger Co.                                                      7.625              09/15/06               1,115,082
       800   Safeway Inc.                                                     6.15              03/01/06                 825,399
                                                                                                                 ---------------
                                                                                                                       2,317,358
                                                                                                                 ---------------
             FOOD: MAJOR DIVERSIFIED (0.9%)
       530   Conagra Foods, Inc.                                              6.00              09/15/06                 552,058
       125   General Mills Inc.                                              3.875              11/30/07                 125,485
       315   Kraft Foods Inc.                                                 4.00              10/01/08                 315,522
       675   Kraft Foods Inc.                                                 5.25              06/01/07                 699,611
                                                                                                                 ---------------
                                                                                                                       1,692,676
                                                                                                                 ---------------
             FOREST PRODUCTS (0.4%)
        77   Weyerhaeuser Co.                                                6.125              03/15/07                  81,118
       575   Weyerhaeuser Co.                                                 6.75              03/15/12                 648,865
                                                                                                                 ---------------
                                                                                                                         729,983
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             GAS DISTRIBUTORS (0.5%)
$      180   Nisource Finance Corp.++                                        2.915%             11/23/09         $       179,994
        38   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)          7.628              09/15/06                  40,508
       650   Sempra Energy                                                    4.75              05/15/09                 663,248
                                                                                                                 ---------------
                                                                                                                         883,750
                                                                                                                 ---------------
             HOME BUILDING (0.1%)
       115   Centex Corp.                                                     9.75              06/15/05                 117,961
                                                                                                                 ---------------
             HOME FURNISHINGS (0.2%)
       265   Mohawk Industries, Inc. (Class C)                                6.50              04/15/07                 281,705
                                                                                                                 ---------------
             HOME IMPROVEMENT CHAINS (0.2%)
       330   Lowe's Companies, Inc.                                           7.50              12/15/05                 343,637
                                                                                                                 ---------------
             HOTELS/RESORTS/CRUISELINES (0.6%)
       285   Hyatt Equities LLC - 144A*                                      6.875              06/15/07                 300,027
       535   Marriott International, Inc. (Series D)                         8.125              04/01/05                 541,264
        90   Marriott International, Inc. (Series E)                          7.00              01/15/08                  98,171
       130   Starwood Hotels & Resorts Worldwide, Inc.                       7.375              05/01/07                 139,263
                                                                                                                 ---------------
                                                                                                                       1,078,725
                                                                                                                 ---------------
             HOUSEHOLD/PERSONAL CARE (0.2%)
       325   Clorox Co. - 144A*++                                            2.544              12/14/07                 325,098
                                                                                                                 ---------------
             INDUSTRIAL CONGLOMERATES (0.6%)
        30   Honeywell International Inc.                                    6.875              10/03/05                  30,809
     1,100   Honeywell International, Inc.                                   5.125              11/01/06               1,133,374
                                                                                                                 ---------------
                                                                                                                       1,164,183
                                                                                                                 ---------------
             INSURANCE BROKERS/SERVICES (0.5%)
       800   Marsh & McLennan Companies Inc.                                 5.375              03/15/07                 816,418
                                                                                                                 ---------------
             INTEGRATED OIL (0.8%)
       640   Amerada Hess Corp.                                               6.65              08/15/11                 704,740
       725   Conoco Funding Co. (Canada)                                      5.45              10/15/06                 751,168
                                                                                                                 ---------------
                                                                                                                       1,455,908
                                                                                                                 ---------------
             INVESTMENT BANKS/BROKERS (1.2%)
       840   Goldman Sachs Group Inc.                                        4.125              01/15/08                 851,158
        35   Lehman Brothers Holdings, Inc.++                                 2.19              04/20/07                  35,044
     1,210   Lehman Brothers Holdings, Inc.                                   8.25              06/15/07               1,343,075
                                                                                                                 ---------------
                                                                                                                       2,229,277
                                                                                                                 ---------------
             INVESTMENT MANAGERS (1.4%)
     2,070   TIAA Global Markets - 144A*                                     3.875              01/22/08               2,084,318
       455   TIAA Global Markets - 144A*                                      5.00              03/01/07                 468,942
                                                                                                                 ---------------
                                                                                                                       2,553,260
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             LIFE/HEALTH INSURANCE (2.4%)
$    1,625   Genworth Financial, Inc.++                                       2.64%             06/15/07         $     1,624,218
       645   John Hancock Financial Services, Inc.                           5.625              12/01/08                 685,648
       270   John Hancock Global Funding - 144A*                             5.625              06/27/06                 278,370
       395   John Hancock Global Funding II - 144A*                           7.90              07/02/10                 463,021
       175   MetLife, Inc. (Note 4)                                           5.25              12/01/06                 180,682
     1,085   Monumental Global Funding II - 144A*                             6.05              01/19/06               1,115,942
                                                                                                                 ---------------
                                                                                                                       4,347,881
                                                                                                                 ---------------
             MAJOR BANKS (4.5%)
       720   ABN Amro Bank (Netherlands)++                                   2.334              05/11/07                 720,693
       655   Bank of America Corp.                                           3.375              02/17/09                 642,419
       260   Bank of America Corp.                                           3.875              01/15/08                 262,213
       445   Bank of America Corp.                                            4.75              10/15/06                 455,930
       320   Bank of America Corp.                                            5.25              02/01/07                 331,429
       215   Bank of New York Co., Inc.                                       5.20              07/01/07                 223,656
     1,440   Branch Banking & Trust Corp.++                                  2.489              06/04/07               1,441,738
       395   FleetBoston Financial Corp.                                      7.25              09/15/05                 406,538
       125   HSBC Finance Corp.                                               6.75              05/15/11                 140,461
       285   Huntington National Bank                                         2.75              10/16/06                 281,591
       510   Key Bank NA                                                     7.125              08/15/06                 539,602
       820   Suntrust Bank Atlanta                                            7.25              09/15/06                 872,339
       325   Wachovia Corp.                                                  3.625              02/17/09                 321,562
       720   Wachovia Corp.                                                   4.95              11/01/06                 740,370
       330   Wachovia Corp.                                                  6.875              09/15/05                 338,511
       405   Wells Fargo Co.++                                               2.519              03/03/06                 405,649
                                                                                                                 ---------------
                                                                                                                       8,124,701
                                                                                                                 ---------------
             MAJOR TELECOMMUNICATIONS (1.5%)
       470   Deutsche Telekom International Finance
              Corp. (Netherlands)                                             8.50              06/15/10                 560,570
     1,000   GTE Corp.                                                        6.36              04/15/06               1,037,674
       285   Telecom Italia Capital SpA (Luxembourg)                          4.00              11/15/08                 284,162
       660   Verizon Global Funding Corp.                                    6.125              06/15/07                 699,424
       150   Verizon Global Funding Corp.                                     7.25              12/01/10                 172,063
                                                                                                                 ---------------
                                                                                                                       2,753,893
                                                                                                                 ---------------
             MANAGED HEALTH CARE (1.5%)
       465   Aetna, Inc.                                                     7.375              03/01/06                 484,209
       290   Aetna, Inc.                                                     7.875              03/01/11                 339,825
       495   Anthem, Inc.                                                    4.875              08/01/05                 498,722
       175   UnitedHealth Group Inc.                                         4.125              08/15/09                 175,067
       105   UnitedHealth Group Inc.                                          5.20              01/17/07                 108,817

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$      680   UnitedHealth Group Inc.                                          7.50%             11/15/05         $       701,974
       400   WellPoint Health Networks Inc.                                  6.375              06/15/06                 416,642
                                                                                                                 ---------------
                                                                                                                       2,725,256
                                                                                                                 ---------------
             MEDIA CONGLOMERATES (0.9%)
       440   News America Inc.                                                4.75              03/15/10                 448,869
       172   News America Inc.                                               6.625              01/09/08                 185,759
       400   Time Warner Inc.                                                 6.15              05/01/07                 423,412
       465   Time Warner, Inc.                                               6.125              04/15/06                 481,638
                                                                                                                 ---------------
                                                                                                                       1,539,678
                                                                                                                 ---------------
             MOTOR VEHICLES (0.5%)
       155   DaimlerChrysler North American Holdings Co.                      4.05              06/04/08                 154,802
       730   DaimlerChrysler North American Holdings Co.                      6.40              05/15/06                 759,661
                                                                                                                 ---------------
                                                                                                                         914,463
                                                                                                                 ---------------
             MULTI-LINE INSURANCE (1.5%)
       180   American General Finance Corp. (Series MTNF)                    5.875              07/14/06                 186,697
       800   American General Finance Corp. (Series MTNH)                    4.625              09/01/10                 801,137
       250   Equitable Life Assurance Society - 144A*                         6.95              12/01/05                 257,937
       185   Hartford Financial Services Group, Inc.                         2.375              06/01/06                 181,680
       830   Hartford Financial Services Group, Inc.                          7.75              06/15/05                 847,040
       120   Hartford Financial Services Group, Inc.                          7.90              06/15/10                 138,912
       190   International Lease Finance Corp.                                3.75              08/01/07                 190,074
                                                                                                                 ---------------
                                                                                                                       2,603,477
                                                                                                                 ---------------
             OIL & GAS PRODUCTION (0.3%)
       265   Kerr-McGee Corp.                                                5.875              09/15/06                 275,046
       295   Nexen Inc. (Canada)                                              5.05              11/20/13                 293,483
                                                                                                                 ---------------
                                                                                                                         568,529
                                                                                                                 ---------------
             OIL REFINING/MARKETING (0.5%)
       275   Ashland Inc. (Series MTNJ)                                       7.83              08/15/05                 282,626
       550   Marathon Oil Corp.                                              5.375              06/01/07                 572,250
                                                                                                                 ---------------
                                                                                                                         854,876
                                                                                                                 ---------------
             OTHER CONSUMER SERVICES (0.2%)
       400   Cendant Corp.                                                    6.25              01/15/08                 427,182
                                                                                                                 ---------------
             OTHER METALS/MINERALS (0.4%)
       620   Inco Ltd. (Canada)                                               7.75              05/15/12                 735,127
                                                                                                                 ---------------
             PROPERTY - CASUALTY INSURERS (0.6%)
       580   Allstate Finance Global Funding II - 144A* (Note 4)             2.625              10/22/06                 571,893
       595   Mantis Reef Ltd. - 144A* (Australia)                            4.692              11/14/08                 597,259
                                                                                                                 ---------------
                                                                                                                       1,169,152
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             PULP & PAPER (0.5%)
$      275   International Paper Co.                                          3.80%             04/01/08         $       274,077
       280   MeadWestvaco Corp.                                               2.75              12/01/05                 279,166
       260   Sappi Papier Holding AG - 144A* (Austria)                        6.75              06/15/12                 289,316
                                                                                                                 ---------------
                                                                                                                         842,559
                                                                                                                 ---------------
             RAILROADS (0.7%)
       125   CSX Corp.                                                        2.75              02/15/06                 123,960
       110   CSX Corp.                                                        9.00              08/15/06                 119,179
        80   Norfolk Southern Corp.                                           7.35              05/15/07                  86,631
       160   Union Pacific Corp.                                             3.625              06/01/10                 154,153
       725   Union Pacific Corp. (Series MTNE)                                6.79              11/09/07                 780,501
                                                                                                                 ---------------
                                                                                                                       1,264,424
                                                                                                                 ---------------
             REAL ESTATE DEVELOPMENT (0.6%)
       214   World Financial Properties - 144A*                               6.95              09/01/13                 237,867
       727   World Financial Properties - 144A*                               6.91              09/01/13                 804,974
                                                                                                                 ---------------
                                                                                                                       1,042,841
                                                                                                                 ---------------
             REGIONAL BANKS (0.4%)
       310   US Bancorp                                                       5.10              07/15/07                 320,817
       400   US Bank NA                                                       2.85              11/15/06                 396,810
                                                                                                                 ---------------
                                                                                                                         717,627
                                                                                                                 ---------------
             SAVINGS BANKS (1.1%)
       155   Household Finance Corp.                                         4.125              12/15/08                 155,774
       140   Household Finance Corp.                                         5.875              02/01/09                 149,738
        95   Household Finance Corp.                                         6.375              10/15/11                 105,063
       670   Household Finance Corp.                                          6.40              06/17/08                 723,410
       165   Washington Mutual Inc.                                           7.50              08/15/06                 175,354
       505   Washington Mutual Inc.                                           8.25              04/01/10                 591,459
                                                                                                                 ---------------
                                                                                                                       1,900,798
                                                                                                                 ---------------
             TOBACCO (0.4%)
       345   Altria Group Inc.                                               5.625              11/04/08                 358,859
       260   Altria Group Inc.                                                7.65              07/01/08                 286,203
                                                                                                                 ---------------
                                                                                                                         645,062
                                                                                                                 ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.9%)
       610   Caterpillar Financial Services Corp.                            3.625              11/15/07                 611,082
       435   John Deere Capital Corp.                                        3.375              10/01/07                 431,285
       640   John Deere Capital Corp.                                         4.50              08/22/07                 655,146
                                                                                                                 ---------------
                                                                                                                       1,697,513
                                                                                                                 ---------------
             TOTAL CORPORATE BONDS
              (COST $80,881,063)                                                                                      81,178,541
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES (20.6%)
             FINANCE/RENTAL/LEASING
$      800   American Express Credit Account Master Trust 2001-2 A            5.53%             10/15/08         $       822,784
       900   American Express Credit Account Master Trust 2003-4 A            1.69              01/15/09                 880,771
       775   Americredit Automoblie Receivables Trust 2004-BM A3              2.07              08/06/08                 762,247
       519   BMW Vehicle Owner Trust 2002-2A4                                 4.46              05/25/07                 522,467
       683   Capital Auto Receivables Asset Trust 2002-3 A3                   3.58              10/16/06                 685,323
       423   Capital Auto Receivables Asset Trust 2002-2A                     4.50              10/15/07                 425,418
       800   Chase Credit Card Master Trust 2001-4 A                          5.50              11/17/08                 826,300
       381   Chase Manhattan Auto Owner Trust 2002A                           4.24              09/15/08                 382,888
       475   Chase Manhattan Auto Owner Trust 2002-B A4                       4.21              01/15/09                 479,255
     1,500   Chase Manhattan Auto Owner Trust 2003-C A4                       2.94              06/15/10               1,484,151
     1,300   Chase Manhattan Auto Owner Trust 2004-A A4                       2.83              09/15/10               1,276,773
       900   Citibank Credit Card Issuance Trust                              6.90              10/15/07                 927,459
     1,050   Citibank Credit Card Issuance Trust 2002A                        4.40              05/15/07               1,057,252
       700   Citibank Credit Card Issuance Trust 2003-A2                      2.70              01/15/08                 697,324
        14   Connecticut RRB Special Purpose Trust CL&P-1                     5.36              03/30/07                  14,520
       450   Daimler Chrysler Auto Trust 2002-A A4                            4.49              10/06/08                 453,058
       900   Daimler Chrysler Auto Trust 2002-C A3                            3.09              01/08/08                 899,392
     1,000   Daimler Chrysler Auto Trust 2003-B A4                            2.86              03/09/09                 989,596
     1,400   Diamler Chrysler Auto Trust 2004-A A4                            2.58              04/08/09               1,374,116
       525   Fifth Third Auto Trust 2004-A A3                                 3.19              02/20/08                 523,973
     1,000   Fleet Credit Card Master Trust II 2002-C                         2.75              04/15/08                 998,596
        20   Ford Credit Auto Owner Trust 2002-B A3A                          4.14              12/15/05                  20,329
       150   Ford Credit Auto Owner Trust 2002-B A4                           4.75              08/15/06                 151,254
     1,000   Ford Credit Auto Owner Trust 2002-C A4                           3.79              09/15/06               1,004,121
       950   Ford Credit Auto Owner Trust 2002-D                              3.13              11/15/06                 951,077
       420   Harley-Davidson Motorcycle Trust 2002-1                          4.50              01/15/10                 425,662
       482   Harley-Davidson Motorcycle Trust 2002-2                          3.09              06/15/10                 482,401
       600   Harley-Davidson Motorcycle Trust 2003-1                          2.63              11/15/10                 593,871
     1,200   Harley-Davidson Motorcycle Trust 2003-3                          2.76              05/15/11               1,190,319
       900   Harley-Davidson Motorcycle Trust 2004-2 A2                       3.56              02/15/12                 901,771
       575   Honda Auto Receivables Owner Trust 2002-4                        2.70              03/17/08                 572,056
     1,050   Honda Auto Receivables Owner Trust 2003-1                        2.48              07/18/08               1,041,910
     1,400   Honda Auto Receivables Owner Trust 2003-3 A4                     2.77              11/21/08               1,387,054
         2   Household Automotive Trust 2001-3 A3                             3.68              04/17/06                   2,067
       400   Hyundai Auto Receivables Trust 2003-A                            2.33              11/15/07                 396,855
       450   MBNA Credit Card Master Trust 1997-JA                            3.90              11/15/07                 452,482
     1,400   MBNA Credit Card Master Trust 2004-A4 A4                         2.70              09/15/09               1,377,404
        26   Nissan Auto Receivables Owner Trust 2001-C A4                    4.80              02/15/07                  26,266
       350   Nissan Auto Receivables Owner Trust 2002B                        4.60              09/17/07                 352,594
     1,500   Nissan Auto Receivables Owner Trust 2003-A A4                    2.61              07/15/08               1,486,035
     1,100   Nissan Auto Receivables Owner Trust 2004-A A4                    2.76              07/15/09               1,079,008

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$      200   Nordstrom Private Label
              Credit Card Master Trust - 144A*                                4.82%             04/15/10         $       204,866
     1,232   TXU Electric Delivery Transition Bond Company
              LLC 2004-1 A1                                                   3.52              11/15/11               1,230,285
     1,400   USAA Auto Owner Trust 2004-1 A4                                  2.67              10/15/10               1,374,798
       295   Volkswagen Auto Lease Trust 2002-A                               2.36              12/20/05                 294,564
       550   Wachovia Auto Owner Trust 2004-A A3                              3.19              06/20/08                 549,630
     1,400   Whole Auto Loan Trust 2003-1 A4                                  2.58              03/15/10               1,381,391
     1,300   William Street Funding Corp. 2003-1 A - 144A*++                  2.40              04/23/06               1,301,857
                                                                                                                 ---------------
             TOTAL ASSET-BACKED SECURITIES
              (COST $37,166,588)                                                                                      36,715,590
                                                                                                                 ---------------
             MORTGAGE-BACKED SECURITIES (15.6%)
       651   Federal Home Loan Mortgage Corp. (ARM)                          3.631              07/01/34                 649,007
       987   Federal Home Loan Mortgage Corp. (ARM)                           4.18              08/01/34                 994,542
     1,247   Federal Home Loan Mortgage Corp. Gold                            7.50         02/01/27 - 08/01/32         1,337,607
       686   Federal National Mortgage Assoc. (ARM)                          3.712              07/01/34                 682,663
       372   Federal National Mortgage Assoc. (ARM)                          3.797              06/01/34                 371,233
       926   Federal National Mortgage Assoc. (ARM)                          4.112              09/01/34                 931,211
     1,600   Federal National Mortgage Assoc.                                 6.50                 **                  1,678,000
     3,513   Federal National Mortgage Assoc.                                 6.50         09/01/28 - 11/01/33         3,688,739
       450   Federal National Mortgage Assoc.                                 7.00                 **                    476,860
     9,016   Federal National Mortgage Assoc.                                 7.00         11/01/24 - 03/01/34         9,561,411
     3,650   Federal National Mortgage Assoc.                                 7.50                 **                  3,907,781
     3,272   Federal National Mortgage Assoc.                                 7.50         03/01/24 - 08/01/32         3,506,675
                                                                                                                 ---------------
             TOTAL MORTGAGE-BACKED SECURITIES
              (COST $27,719,414)                                                                                      27,785,729
                                                                                                                 ---------------
             U.S. GOVERNMENT AGENCIES (15.0%)
    10,100   Federal Home Loan Mortgage Corp.                                 2.75              08/15/06              10,037,663
    17,000   Federal Home Loan Mortgage Corp.                                2.875              05/15/07              16,836,103
                                                                                                                 ---------------
             TOTAL U.S. GOVERNMENT AGENCIES
              (COST $26,903,727)                                                                                      26,873,766
                                                                                                                 ---------------
             FOREIGN GOVERNMENT OBLIGATIONS (1.6%)
       160   Quebec Province (Canada)                                         5.50              04/11/06                 164,776
       675   Quebec Province (Canada)                                        6.125              01/22/11                 744,044
       980   United Mexican States (Mexico)                                  8.375              01/14/11               1,153,460
       390   United Mexican States (Mexico)                                  8.625              03/12/08                 443,625
       240   United Mexican States (Mexico)                                  9.875              02/01/10                 295,560
                                                                                                                 ---------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $2,782,965)                                                                                        2,801,465
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATION (0.5%)
$      886   Federal Home Loan Mortgage Corp.
              (COST $959,436)                                                 5.50%             02/15/12         $       894,292
                                                                                                                 ---------------
             SHORT-TERM INVESTMENTS (a) (3.5%)
             U.S. GOVERNMENT & AGENCY OBLIGATIONS
     5,700   Federal National Mortgage Assoc.                                 1.65              01/03/05               5,699,478
       175   U.S. Treasury Bill+                                             1.645              01/13/05                 174,904
       450   U.S. Treasury Bill+                                             1.895              03/24/05                 448,105
                                                                                                                 ---------------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $6,322,439)                                                                                        6,322,487
                                                                                                                 ---------------
             TOTAL INVESTMENTS
              (COST $182,735,632) (b)(c)                                                         102.3%              182,571,870
             LIABILITIES IN EXCESS OF OTHER ASSETS                                                (2.3)               (4,024,177)
                                                                                                 -----           ---------------
             NET ASSETS                                                                          100.0%          $   178,547,693
                                                                                                 =====           ===============

----------
     ARM  ADJUSTABLE RATE MORTGAGE.
     *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     ** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
     + ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $202,600.
     ++ FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $44,746,502 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $184,152,410. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $824,761 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,405,301, resulting in net unrealized depreciation of $1,580,540.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2004:

NUMBER OF                            DESCRIPTION, DELIVERY           UNDERLYING FACE         UNREALIZED
CONTRACTS        LONG/SHORT             MONTH AND YEAR               AMOUNT AT VALUE        APPRECIATION
--------------------------------------------------------------------------------------------------------
    60              Long           U.S. Treasury Notes 2 Year
                                   March 2005                        $    12,575,625        $      2,884
   113              Short          U.S. Treasury Notes 5 Year
                                   March 2005                            (12,377,031)             41,686
   124              Short          U.S. Treasury Notes 10 Year
                                   March 2005                            (13,880,250)              4,872
                                                                                            ------------
    Total unrealized appreciation                                                           $     49,442
                                                                                            ============

                        SEE NOTES TO FINANCIAL STATEMENTS

LONG-TERM CREDIT ANALYSIS*

AAA                                       54.7%
AA                                        11.5
A                                         17.7
BBB                                       16.0
BB                                         0.1
                                         -----
                                         100.0%
                                         =====

----------

* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $12,575,625 WITH UNREALIZED APPRECIATION OF $2,884 AND OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $26,257,281 WITH UNREALIZED APPRECIATION OF $46,558.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - QUALITY INCOME PLUS
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (85.2%)
             ADVERTISING/MARKETING SERVICES (0.4%)
$    1,670   WPP Finance (UK) Corp. - 144A* (United Kingdom)                 5.875%             06/15/14         $     1,741,179
                                                                                                                 ---------------
             AEROSPACE & DEFENSE (1.3%)
     1,815   Northrop Grumman Corp.                                          7.125              02/15/11               2,085,538
     2,739   Raytheon Co.                                                     6.15              11/01/08               2,947,295
     1,182   Systems 2001 Asset Trust LLC - 144A*
              (Cayman Islands)                                               6.664              09/15/13               1,310,202
                                                                                                                 ---------------
                                                                                                                       6,343,035
                                                                                                                 ---------------
             AIR FREIGHT/COURIERS (1.1%)
     4,377   FedEx Corp. (Series 97-A)                                        7.50              01/15/18               5,113,896
                                                                                                                 ---------------
             AIRLINES (1.5%)
     3,323   America West Airlines, Inc. (Class A)                            6.85              07/02/09               3,318,562
     1,551   America West Airlines, Inc. (Series 01-1)                        7.10              04/02/21               1,647,758
     1,865   Southwest Airlines Co. (Series 01-1)                            5.496              11/01/06               1,921,629
                                                                                                                 ---------------
                                                                                                                       6,887,949
                                                                                                                 ---------------
             BROADCASTING (0.6%)
     2,424   Clear Channel Communications, Inc.                               7.65              09/15/10               2,761,304
                                                                                                                 ---------------
             CABLE/SATELLITE TV (1.9%)
     4,405   Comcast Corp.                                                    6.50              01/15/15               4,905,593
     2,530   Cox Communications, Inc.                                         7.75              11/01/10               2,901,551
     1,020   TCI Communications, Inc.                                        7.875              02/15/26               1,256,123
                                                                                                                 ---------------
                                                                                                                       9,063,267
                                                                                                                 ---------------
             CHEMICALS: MAJOR DIVERSIFIED (0.3%)
     1,440   ICI Wilmington Inc.                                             4.375              12/01/08               1,449,416
                                                                                                                 ---------------
             CONTAINERS/PACKAGING (0.5%)
     2,435   Sealed Air Corp - 144A*                                         5.625              07/15/13               2,523,305
                                                                                                                 ---------------
             DEPARTMENT STORES (1.2%)
     1,875   May Department Stores Co., Inc.                                  5.95              11/01/08               1,984,144
     1,090   May Department Stores Co., Inc.                                  6.70              09/15/28               1,145,631
     2,000   May Department Stores Co., Inc.                                  6.90              01/15/32               2,169,800
       405   May Department Stores Co., Inc.                                 7.875              03/01/30                 482,218
                                                                                                                 ---------------
                                                                                                                       5,781,793
                                                                                                                 ---------------
             DISCOUNT STORES (0.3%)
     1,117   Wal-Mart Stores, Inc. (Series 92A1)                              7.49              06/21/07               1,182,996
                                                                                                                 ---------------
             DRUGSTORE CHAINS (0.9%)
       970   CVS Corp.                                                       3.875              11/01/07                 975,026
     2,345   CVS Corp.                                                       5.625              03/15/06               2,405,236
       978   CVS Corp. - 144A *                                              5.789              01/10/26               1,016,610
                                                                                                                 ---------------
                                                                                                                       4,396,872
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ELECTRIC UTILITIES (10.9%)
$    1,440   Appalachian Power Co. (Series H)                                 5.95%             05/15/33         $     1,459,895
     2,640   Arizona Public Service Co.                                       5.80              06/30/14               2,824,314
     3,085   Carolina Power & Light Co.                                      5.125              09/15/13               3,161,539
     1,545   Cincinnati Gas & Electric Co.                                    5.70              09/15/12               1,639,375
     1,010   Cincinnati Gas & Electric Co. (Series A)                         5.40              06/15/33                 967,688
       930   Cincinnati Gas & Electric Co. (Series B)                        5.375              06/15/33                 887,785
     2,155   Columbus Southern Power Co. (Series D)                           6.60              03/01/33               2,418,899
     5,000   Consolidated Edison Co. of New York (Series B)                   7.50              09/01/10               5,805,100
       305   Consolidated Natural Gas Co.                                     5.00              12/01/14                 305,884
       320   Consolidated Natural Gas Co. (Series A)                          5.00              03/01/14                 321,333
     2,370   Consolidated Natural Gas Co. (Series C)                          6.25              11/01/11               2,605,012
     2,250   Detroit Edison Co. (The)                                        6.125              10/01/10               2,457,407
       150   Duke Energy Corp.                                                3.75              03/05/08                 149,941
     3,195   Duke Energy Corp.                                                4.50              04/01/10               3,236,468
     2,170   Duquesne Light Co. (Series O)                                    6.70              04/15/12               2,428,736
     1,875   Entergy Gulf States, Inc.                                        2.80              12/01/09               1,874,784
       940   Entergy Gulf States, Inc.                                        3.60              06/01/08                 925,510
     3,440   Exelon Corp.                                                     6.75              05/01/11               3,853,075
     2,115   Ohio Edison Co.                                                  5.45              05/01/15               2,149,557
     2,540   Pacific Gas & Electric Co.                                       6.05              03/01/34               2,647,277
       565   Panhandle Eastern Pipe Line Co. (Series B)                       2.75              03/15/07                 553,524
     2,500   Public Service Electric & Gas Co. (Series UU)                    6.75              03/01/06               2,601,208
     1,035   South Carolina Electric & Gas Co.                                5.30              05/15/33               1,008,412
       435   Southern California Edison Co.                                   5.00              01/15/14                 442,838
     1,120   Texas Eastern Transmission, LP                                   7.00              07/15/32               1,290,872
     1,830   TXU Energy Co.                                                   7.00              03/15/13               2,047,071
     1,140   Wisconsin Electric Power Co.                                     3.50              12/01/07               1,136,200
       165   Wisconsin Electric Power Co.                                    5.625              05/15/33                 168,435
                                                                                                                 ---------------
                                                                                                                      51,368,139
                                                                                                                 ---------------
             ELECTRICAL PRODUCTS (0.4%)
     1,945   Cooper Industries Inc.                                           5.25              07/01/07               2,016,228
                                                                                                                 ---------------
             ENVIRONMENTAL SERVICES (1.3%)
     5,155   Waste Management, Inc.                                          7.375              08/01/10               5,915,790
                                                                                                                 ---------------
             FINANCE/RENTAL/LEASING (5.1%)
     2,100   CIT Group Inc.                                                  2.875              09/29/06               2,078,992
       295   CIT Group Inc.                                                   3.65              11/23/07                 294,059
       325   CIT Group Inc.                                                  7.375              04/02/07                 351,101
     4,980   Countrywide Home Loans, Inc. (Series MTN)                        3.25              05/21/08               4,873,428
     3,000   Ford Capital B.V. (Netherlands)                                  9.50              06/01/10               3,492,660
     2,685   Ford Motor Credit Co.                                            7.25              10/25/11               2,883,344
       915   MBNA America Bank                                               7.125              11/15/12               1,042,410
     3,355   MBNA Corp.                                                      6.125              03/01/13               3,601,442

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$    2,360   SLM Corp.                                                        4.00%             01/15/10         $     2,344,367
     3,075   SLM Corp. (Series MTNA)                                          5.00              10/01/13               3,119,335
                                                                                                                 ---------------
                                                                                                                      24,081,138
                                                                                                                 ---------------
             FINANCIAL CONGLOMERATES (9.9%)
     3,785   American Express Co.                                             5.50              09/12/06               3,921,866
     4,585   American Express Co.                                            6.875              11/01/05               4,723,086
       330   Bank One Corp. (Series MTNA)                                     6.00              02/17/09                 353,064
     4,295   Citigroup Inc.                                                  5.625              08/27/12               4,581,038
     1,345   Citigroup Inc.                                                   6.00              02/21/12               1,473,548
     4,750   General Electric Capital Corp. (Series MTNA)                     6.75              03/15/32               5,578,381
     1,550   General Motors Acceptance Corp.                                  4.50              07/15/06               1,551,513
    10,185   General Motors Acceptance Corp.                                 6.875              09/15/11              10,451,419
     5,450   General Motors Acceptance Corp.                                  8.00              11/01/31               5,617,653
     7,100   JPMorgan Chase & Co.                                             6.75              02/01/11               7,986,236
       630   Prudential Holdings, LLC (FSA) - 144A*                          7.245              12/18/23                 749,918
                                                                                                                 ---------------
                                                                                                                      46,987,722
                                                                                                                 ---------------
             FOOD RETAIL (1.2%)
     1,735   Albertson's, Inc.                                                7.50              02/15/11               2,011,944
     2,947   Kroger Co. (The)                                                 7.50              04/01/31               3,533,798
                                                                                                                 ---------------
                                                                                                                       5,545,742
                                                                                                                 ---------------
             FOOD: MAJOR DIVERSIFIED (0.8%)
     2,305   Kraft Foods Inc.                                                5.625              11/01/11               2,444,319
     1,250   Kraft Foods Inc.                                                 6.25              06/01/12               1,374,256
                                                                                                                 ---------------
                                                                                                                       3,818,575
                                                                                                                 ---------------
             FOREST PRODUCTS (1.7%)
       540   Weyerhaeuser Co.                                                 6.00              08/01/06                 561,366
     6,510   Weyerhaeuser Co.                                                 6.75              03/15/12               7,346,281
                                                                                                                 ---------------
                                                                                                                       7,907,647
                                                                                                                 ---------------
             GAS DISTRIBUTORS (0.4%)
     1,870   NiSource Finance Corp.                                          2.915              11/23/09               1,869,933
                                                                                                                 ---------------
             HOME FURNISHINGS (0.4%)
     1,570   Mohawk Industries, Inc. (Series D)                               7.20              04/15/12               1,809,022
                                                                                                                 ---------------
             HOME IMPROVEMENT CHAINS (0.7%)
     2,200   Lowe's Companies, Inc.                                           6.50              03/15/29               2,500,144
       705   Lowe's Companies, Inc.                                          6.875              02/15/28                 834,126
                                                                                                                 ---------------
                                                                                                                       3,334,270
                                                                                                                 ---------------
             HOTELS/RESORTS/CRUISELINES (1.6%)
     1,945   Hyatt Equities LLC - 144A*                                      6.875              06/15/07               2,047,556
     1,685   Marriott International, Inc. (Series D)                         8.125              04/01/05               1,704,730
       620   Marriott International, Inc. (Series E)                          7.00              01/15/08                 676,290

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$    2,700   Starwood Hotels & Resorts Worldwide, Inc.                       7.875%             05/01/12         $     3,098,250
                                                                                                                 ---------------
                                                                                                                       7,526,826
                                                                                                                 ---------------
             INDUSTRIAL CONGLOMERATES (0.1%)
       615   Hutchison Whampoa International Ltd. - 144A*
              (Kyrgyzstan)                                                    6.50              02/13/13                 664,043
                                                                                                                 ---------------
             INSURANCE BROKERS/SERVICES (2.4%)
     2,505   Farmers Exchange Capital - 144A*                                 7.05              07/15/28               2,573,256
     3,860   Farmers Insurance Exchange - 144A*                              8.625              05/01/24               4,564,635
     4,310   Marsh & McLennan Companies, Inc.                                5.375              07/15/14               4,218,883
                                                                                                                 ---------------
                                                                                                                      11,356,774
                                                                                                                 ---------------
             INTEGRATED OIL (2.4%)
     2,175   Amerada Hess Corp.                                              7.875              10/01/29               2,581,125
     1,000   Chevrontexaco Corp.                                              9.75              03/15/20               1,498,619
       880   Conoco Funding Co. (Canada)                                      6.35              10/15/11                 983,603
     3,900   Conoco Inc.                                                      6.95              04/15/29               4,619,924
       170   Petro-Canada (Canada)                                            4.00              07/15/13                 159,527
     1,815   Petro-Canada (Canada)                                            5.35              07/15/33               1,701,945
                                                                                                                 ---------------
                                                                                                                      11,544,743
                                                                                                                 ---------------
             INVESTMENT BANKS/BROKERS (1.9%)
       515   Goldman Sachs Group, Inc.                                        5.25              10/15/13                 527,819
       295   Goldman Sachs Group, Inc.                                        6.60              01/15/12                 329,700
     3,835   Goldman Sachs Group, Inc.                                       6.875              01/15/11               4,331,966
     3,750   Lehman Brothers Holdings Inc.                                    8.75              03/15/05               3,792,405
                                                                                                                 ---------------
                                                                                                                       8,981,890
                                                                                                                 ---------------
             LIFE/HEALTH INSURANCE (1.9%)
     5,000   John Hancock Financial Services, Inc.                           5.625              12/01/08               5,315,100
     3,350   MetLife, Inc. (Note 4)                                          6.125              12/01/11               3,645,862
                                                                                                                 ---------------
                                                                                                                       8,960,962
                                                                                                                 ---------------
             MAJOR BANKS (3.5%)
     1,035   Bank of New York Co., Inc. (The)                                 5.20              07/01/07               1,076,670
     1,820   HSBC Finance Corp.                                               6.75              05/15/11               2,045,116
     1,800   Huntington National Bank (series BKNT)                          4.375              01/15/10               1,808,095
     5,000   Wachovia Bank, NA (Series BKNT)                                  7.80              08/18/10               5,879,130
     5,000   Wells Fargo Bank NA                                              7.55              06/21/10               5,814,145
                                                                                                                 ---------------
                                                                                                                      16,623,156
                                                                                                                 ---------------
             MAJOR TELECOMMUNICATIONS (4.2%)
     1,165   AT&T Corp.                                                       9.75              11/15/31               1,396,544
     2,945   Deutsche Telekom International Finance NV
              (Netherlands)                                                   8.75              06/15/30               3,900,361
     1,460   France Telecom SA (France)                                       9.25              03/01/31               1,985,016
     3,660   GTE Corp.                                                        6.94              04/15/28               4,088,615

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$    1,000   GTE Corp.                                                        7.90%             02/01/27         $     1,094,547
     1,030   Sprint Capital Corp.                                             8.75              03/15/32               1,376,502
     4,970   Verizon Global Funding Corp.                                     7.75              12/01/30               6,198,718
                                                                                                                 ---------------
                                                                                                                      20,040,303
                                                                                                                 ---------------
             MANAGED HEALTH CARE (4.0%)
     3,930   Aetna, Inc.                                                     7.375              03/01/06               4,092,344
     1,310   Aetna, Inc.                                                     7.875              03/01/11               1,535,071
     4,120   Health Net Inc.                                                 9.875              04/15/11               4,976,247
       850   UnitedHealth Group Inc.                                          5.20              01/17/07                 880,897
     1,565   UnitedHealth Group Inc.                                          7.50              11/15/05               1,615,573
     1,450   WellPoint Health Networks Inc.                                  6.375              06/15/06               1,510,327
     3,920   WellPoint Inc.                                                   6.80              08/01/12               4,444,410
                                                                                                                 ---------------
                                                                                                                      19,054,869
                                                                                                                 ---------------
             MEDIA CONGLOMERATES (3.4%)
     2,540   News America, Inc.                                               7.28              06/30/28               2,911,457
     1,587   News America, Inc.                                               7.30              04/30/28               1,823,890
     2,600   News America Holdings, Inc.                                     8.875              04/26/23               3,388,918
     2,415   Historic TW Inc.                                                6.625              05/15/29               2,610,313
     4,130   Time Warner Inc.                                                 7.70              05/01/32               5,067,593
                                                                                                                 ---------------
                                                                                                                      15,802,171
                                                                                                                 ---------------
             MOTOR VEHICLES (1.3%)
     1,800   DaimlerChrysler North American Holding Co.                       7.30              01/15/12               2,046,307
     1,490   DaimlerChrysler North American Holding Co.                       8.00              06/15/10               1,724,083
     1,540   DaimlerChrysler North American Holding Co.                       8.50              01/18/31               1,929,885
       335   General Motors Corp.                                            8.375              07/15/33                 348,049
                                                                                                                 ---------------
                                                                                                                       6,048,324
                                                                                                                 ---------------
             MULTI-LINE INSURANCE (3.5%)
     4,400   American General Finance Corp. (Series MTNF)                    5.875              07/14/06               4,563,698
       500   American General Finance Corp. (Series MTNH)                    4.625              09/01/10                 500,711
       165   Hartford Financial Services Group, Inc. (The)                   2.375              06/01/06                 162,039
     4,900   Hartford Financial Services Group, Inc. (The)                    7.90              06/15/10               5,672,245
     5,000   Nationwide Financial Services, Inc.                              8.00              03/01/27               5,629,400
                                                                                                                 ---------------
                                                                                                                      16,528,093
                                                                                                                 ---------------
             OIL & GAS PRODUCTION (3.6%)
       690   Kerr-McGee Corp.                                                5.875              09/15/06                 716,159
     1,020   Kerr-McGee Corp.                                                6.625              10/15/07               1,093,287
       500   Kerr-McGee Corp.                                                7.875              09/15/31                 614,241
     2,040   Nexen Inc. (Canada)                                              5.05              11/20/13               2,029,508
     2,945   Occidental Petroleum Corp.                                       8.45              02/15/29               4,001,433
     1,085   Pemex Project Funding Master Trust                              7.375              12/15/14               1,208,690
     2,670   Pemex Project Funding Master Trust                               8.00              11/15/11               3,079,845

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$    1,710   Pemex Project Funding Master Trust                              8.625%             02/01/22         $     1,993,860
     1,800   Pemex Project Funding Master Trust                              9.125              10/13/10               2,162,700
                                                                                                                 ---------------
                                                                                                                      16,899,723
                                                                                                                 ---------------
             OIL REFINING/MARKETING (0.6%)
     1,065   Ashland Inc. (Series MTNJ)                                       7.83              08/15/05               1,094,532
     1,450   Marathon Oil Corp.                                              5.375              06/01/07               1,508,660
                                                                                                                 ---------------
                                                                                                                       2,603,192
                                                                                                                 ---------------
             OTHER METALS/MINERALS (1.0%)
     3,000   Inco Ltd. (Canada)                                               7.20              09/15/32               3,507,885
       915   Inco Ltd. (Canada)                                               7.75              05/15/12               1,084,905
                                                                                                                 ---------------
                                                                                                                       4,592,790
                                                                                                                 ---------------
             PHARMACEUTICALS: MAJOR (0.0%)
        99   Marion Merrell Dow Inc. ASOP                                     9.11              08/01/05                 102,597
                                                                                                                 ---------------
             PROPERTY - CASUALTY INSURERS (0.5%)
     2,500   Mantis Reef Ltd. - 144A* (Australia)                            4.692              11/14/08               2,509,490
                                                                                                                 ---------------
             PULP & PAPER (1.1%)
     3,215   International Paper Co.                                          5.85              10/30/12               3,431,042
     1,705   Sappi Papier Holding AG - 144A* (Austria)                        6.75              06/15/12               1,897,244
                                                                                                                 ---------------
                                                                                                                       5,328,286
                                                                                                                 ---------------
             RAILROADS (2.0%)
     3,600   Burlington Northern Santa Fe Corp. (Series 95-A)                 7.97              01/01/15               4,187,005
     1,205   CSX Corp.                                                        2.75              02/15/06               1,194,977
       805   CSX Corp.                                                        9.00              08/15/06                 872,171
       930   Norfolk Southern Corp.                                           7.35              05/15/07               1,007,087
     1,030   Union Pacific Corp.                                              6.65              01/15/11               1,153,083
       790   Union Pacific Corp. (Series MTNE)                                6.79              11/09/07                 850,477
                                                                                                                 ---------------
                                                                                                                       9,264,800
                                                                                                                 ---------------
             REAL ESTATE DEVELOPMENT (0.4%)
     1,681   World Financial Properties - 144A*                               6.91              09/01/13               1,861,005
       214   World Financial Properties - 144A*                               6.95              09/01/13                 237,867
                                                                                                                 ---------------
                                                                                                                       2,098,872
                                                                                                                 ---------------
             SAVINGS BANKS (1.7%)
       100   HSBC Finance Corp.                                              4.125              11/16/09                  99,571
     1,140   HSBC Finance Corp.                                              6.375              10/15/11               1,260,759
     1,915   HSBC Finance Corp.                                               8.00              07/15/10               2,256,404
     3,630   Washington Mutual, Inc.                                          8.25              04/01/10               4,251,478
                                                                                                                 ---------------
                                                                                                                       7,868,212
                                                                                                                 ---------------
             TOBACCO (0.9%)
     1,570   Altria Group, Inc.                                               7.00              11/04/13               1,703,996
     2,195   Altria Group, Inc.                                               7.75              01/15/27               2,470,470
                                                                                                                 ---------------
                                                                                                                       4,174,466
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATIONS (0.4%)
$    1,655   AT&T Wireless Services Inc.                                     7.875%             03/01/11         $     1,953,046
                                                                                                                 ---------------
             TOTAL CORPORATE BONDS
              (COST $377,352,274)                                                                                    402,426,846
                                                                                                                 ---------------
             ASSET-BACKED SECURITIES (4.3%)
             FINANCE/RENTAL/LEASING
     1,800   American Express Credit Account Master Trust 2001-2 A            5.53              10/15/08               1,851,263
     2,300   Chase Manhattan Auto Owner Trust 2004-A A4                       2.83              09/15/10               2,258,906
     1,600   CIT Equipment Collateral 2004-EF1 A3                             3.50              09/20/08               1,589,600
     2,500   DaimlerChrysler Auto Trust 2003-B A4                             2.86              03/09/09               2,473,991
     2,200   Harley-Davidson Motorcycle Trust 2004-2 A2                       3.56              02/15/12               2,204,329
     2,600   Honda Auto Receivables Owner Trust 2004-1 A4                     3.06              10/21/09               2,574,342
     3,500   MBNA Credit Card Master Note Trust 2004-A4 A4                    2.70              09/15/09               3,443,510
     2,425   TXU Electric Delivery Transition Bond Company
              LLC 2004-1 A2                                                   4.81              11/17/14               2,485,531
     1,300   USAA Auto Owner Trust 2004-2 A3                                  3.03              06/16/08               1,295,688
                                                                                                                 ---------------
             TOTAL ASSET-BACKED SECURITIES
              (COST $20,282,414)                                                                                      20,177,160
                                                                                                                 ---------------
             U.S. GOVERNMENT AGENCIES & OBLIGATIONS (4.1%)
             Federal Home Loan Mortgage Corp.
        14                                                                    6.50              12/01/28                  14,955
        65                                                                    8.50         01/01/22 - 12/01/24            71,648
         4   Federal Home Loan Mortgage Corp. Gold                           11.50              05/01/19                   4,182
             Federal National Mortgage Assoc.
      1004                                                                    6.50         07/01/32 - 11/01/33         1,054,205
       317                                                                    7.50         06/01/28 - 04/01/32           339,446
     4,254                                                                    8.00         08/01/29 - 05/01/32         4,614,448
         2                                                                    9.00         06/01/21 - 01/01/25             2,549
             Government National Mortgage Assoc.
         2                                                                    7.50         04/15/24 - 09/15/27             1,927
     1,198                                                                    8.00         10/15/24 - 11/15/29         1,303,621
       221                                                                    8.50         06/15/17 - 05/15/27           242,341
       155                                                                    9.00         07/15/24 - 11/15/24           173,862
        13                                                                   10.00         05/15/16 - 04/15/19            15,037
             U.S. Treasury Strip
    15,500                                                                    0.00              02/15/25               5,594,973
    16,350                                                                    0.00              05/15/25               5,792,919
                                                                                                                 ---------------
             TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
              (COST $17,558,121)                                                                                      19,226,113
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             FOREIGN GOVERNMENT OBLIGATIONS (2.3%)
$    2,900   United Mexican States (Mexico)                                  8.375%             01/14/11         $     3,413,300
       870   United Mexican States (Mexico)                                  9.875              02/01/10               1,071,405
     4,145   United Mexican States (Series MTNA) (Mexico)                     8.00              09/24/22               4,791,620
     1,450   United Mexican States (Series MTN) (Mexico)                      8.30              08/15/31               1,703,025
                                                                                                                 ---------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $10,008,653)                                                                                      10,979,350
                                                                                                                 ---------------
             SHORT-TERM INVESTMENTS (a) (2.6%)
             U.S GOVERNMENT & AGENCY OBLIGATIONS
    11,350   Federal National Mortgage Assoc.                                 1.65              01/03/05              11,348,960
       900   U.S. Treasury Bill**                                            1.645              01/13/05                 899,506
                                                                                                                 ---------------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $12,248,466)                                                                                      12,248,466
                                                                                                                 ---------------
             TOTAL INVESTMENTS
              (COST $437,449,928) (b)(c)                                                          98.5%              465,057,935
             OTHER ASSETS IN EXCESS OF LIABILITIES                                                 1.5                 7,241,481
                                                                                                 -----           ---------------
             NET ASSETS                                                                          100.0%          $   472,299,416
                                                                                                 =====           ===============

----------
     FSA  FINANCIAL SECURITY ASSURANCE INC.
     *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $619,450.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $83,489,132 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $440,134,915. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $26,555,224 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,632,204 RESULTING IN NET UNREALIZED APPRECIATION OF $24,923,020.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2004:

                                                                                               UNREALIZED
NUMBER OF                              DESCRIPTION, DELIVERY              UNDERLYING FACE     APPRECIATION/
CONTRACTS      LONG/SHORT                 MONTH AND YEAR                  AMOUNT AT VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
   191            Short       U.S. Treasury Bonds 20 Year, March 2005     $   (21,487,500)   $     (194,241)
   111            Short       U.S. Treasury Notes 10 Year, March 2005         (12,425,063)          (34,994)
   402            Short       U.S. Treasury Notes 5 Year, March 2005          (44,031,562)           99,678
    30            Short       U.S. Treasury Notes 2 Year, March 2005           (6,287,813)            4,183
                                                                                             --------------
    Net unrealized depreciation                                                              $     (125,374)
                                                                                             ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

LONG-TERM CREDIT ANALYSIS*

AAA                                       12.9%
AA                                         8.7
A                                         30.0
BBB                                       46.4
BB                                         2.0
                                         -----
                                         100.0%
                                         =====

----------
* DOES NOT INCLUDE OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $84,231,938 WITH NET UNREALIZED DEPRECIATION OF $125,374.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - HIGH YIELD
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (90.9%)
             ADVERTISING/MARKETING SERVICES (1.9%)
$      504   Advanstar Communications, Inc.                                   9.79%**           08/15/08         $       528,806
        75   Advanstar Communications, Inc.                                  10.75              08/15/10                  85,031
       125   Advanstar Communications, Inc. (Series B)                       12.00              02/15/11                 135,469
       340   Interep National Radio Sales, Inc. (Series B)                   10.00              07/01/08                 257,975
       625   Interpublic Group of Companies, Inc. (The)                       6.25              11/15/14                 635,537
                                                                                                                 ---------------
                                                                                                                       1,642,818
                                                                                                                 ---------------
             AEROSPACE & DEFENSE (0.5%)
       465   K&F Acquisition Inc. - 144A*                                     7.75              11/15/14                 482,438
                                                                                                                 ---------------
             AIRLINES (0.6%)
       470   CHC Helicopter Corp.                                            7.375              05/01/14                 498,200
                                                                                                                 ---------------
             ALTERNATIVE POWER GENERATION (1.0%)
       325   Calpine Corp. - 144A*                                            8.50              07/15/10                 280,312
       638   Ormat Funding Corp. - 144A*                                      8.25              12/30/20                 641,469
                                                                                                                 ---------------
                                                                                                                         921,781
                                                                                                                 ---------------
             APPAREL/FOOTWEAR (0.2%)
       180   Oxford Industries, Inc.                                         8.875              06/01/11                 194,175
                                                                                                                 ---------------
             AUTO PARTS: O.E.M. (1.0%)
       355   Cooper Standard Automotive - 144A*                              8.375              12/15/14                 355,887
       470   TRW Automotive, Inc.                                            9.375              02/15/13                 547,550
                                                                                                                 ---------------
                                                                                                                         903,437
                                                                                                                 ---------------
             BROADCASTING (1.1%)
       671   Canwest Media Inc. - 144A* (Canada)                              8.00              09/15/12                 723,004
       264   Salem Communications Holdings Corp. (Series B)                   9.00              07/01/11                 291,060
                                                                                                                 ---------------
                                                                                                                       1,014,064
                                                                                                                 ---------------
             BUILDING PRODUCTS (4.3%)
       470   ACIH Inc. - 144A*                                               11.50^^            12/15/12                 341,925
     1,225   Associated Materials Inc.                                       11.25^^            03/01/14                 888,125
       495   Brand Services Inc.                                             12.00              10/15/12                 556,875
       115   Interface Inc.                                                   7.30              04/01/08                 118,162
       455   Interface Inc.                                                   9.50              02/01/14                 498,225
       145   Interface Inc.                                                 10.375              02/01/10                 167,475
       565   PLY Gem Industries Inc. - 144A*                                  9.00              02/15/12                 576,300
       600   THL Buildco Inc. (Nortek) Inc. 144A*                             8.50              09/01/14                 630,000
                                                                                                                 ---------------
                                                                                                                       3,777,087
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CABLE/SATELLITE TV (4.9%)
$      129   Avalon Cable LLC                                               11.875%             12/01/08         $       135,491
       230   Cablevision Systems Corp. - 144A*                               6.669              04/01/09                 244,950
       225   Charter Communications Holdings LLC                             9.625              11/15/09                 198,563
       260   Charter Communications Holdings LLC                             10.75              10/01/09                 237,900
       975   Charter Communications Holdings/Charter Capital                 11.75^^            05/15/11                 721,500
       160   Directv Holdings/Finance                                        8.375              03/15/13                 180,200
       245   Echostar DBS Corp.                                              6.375              10/01/11                 251,737
       805   Kabel Deutschland - 144A* (Germany)                            10.625              07/01/14                 929,775
       154   Knology, Inc. - 144A* (c)                                       12.00^             11/30/09                 149,825
       170   Renaissance Media Group LLC                                     10.00              04/15/08                 175,950
     1,430   Telenet Group Holding NV - 144A* (Belgium)                      11.50^^            06/15/14               1,093,950
                                                                                                                 ---------------
                                                                                                                       4,319,841
                                                                                                                 ---------------
             CASINO/GAMING (4.3%)
     4,485   Aladdin Gaming Holdings/Capital Corp. LLC
              (Series B) (a) (b)***                                          13.50              03/01/10                       0
       600   Harrah's Operating Co., Inc.                                    7.875              12/15/05                 625,500
       470   Isle of Capri Casinos                                            7.00              03/01/14                 481,750
     1,675   MGM Mirage Inc.                                                  6.00              10/01/09               1,725,250
     7,210   Resort At Summerlin LP/Ras Co. (Series B) (a)(b)***             13.00^             12/15/07                       0
        80   Station Casinos, Inc.                                            6.00              04/01/12                  81,900
       575   Station Casinos, Inc.                                            6.50              02/01/14                 593,688
       280   Venetian Casino/LV Sands                                        11.00              06/15/10                 320,950
                                                                                                                 ---------------
                                                                                                                       3,829,038
                                                                                                                 ---------------
             CHEMICALS: AGRICULTURAL (0.0%)
         8   IMC Global Inc. (Series B)                                     10.875              06/01/08                   9,640
                                                                                                                 ---------------
             CHEMICALS: MAJOR DIVERSIFIED (1.6%)
       490   Equistar Chemical Funding                                      10.125              09/01/08                 567,175
       185   Equistar Chemical Funding                                      10.625              05/01/11                 215,525
       175   Huntsman Advanced Materials Corp. - 144A*                       11.00              07/15/10                 209,125
       440   Huntsman ICI Chemicals                                         10.125              07/01/09                 465,300
                                                                                                                 ---------------
                                                                                                                       1,457,125
                                                                                                                 ---------------
             CHEMICALS: SPECIALTY (6.3%)
       270   Avecia Group PLC (United Kingdom)                               11.00              07/01/09                 279,450
       170   FMC Corp.                                                       10.25              11/01/09                 195,925
       215   Graham Packaging Company Inc. - 144A*                            8.50              10/15/12                 226,825
       260   Innophos Inc. - 144A*                                           8.875              08/15/14                 282,100
       200   ISP Chemco                                                      10.25              07/01/11                 227,000
       750   ISP Holdings Inc. (Series B)                                   10.625              12/15/09                 834,375
       135   Koppers Industry Inc.                                           9.875              10/15/13                 154,575
       375   Lyondell Chemical Co.                                           10.50              06/01/13                 448,125

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$      180   Millennium America, Inc.                                         7.00%             11/15/06         $       188,100
       498   Millennium America, Inc.                                         9.25              06/15/08                 568,965
       165   Nalco Co.                                                        7.75              11/15/11                 179,025
       625   Nalco Co.                                                       8.875              11/15/13                 689,063
       430   Rhodia SA (France)                                              8.875              06/01/11                 435,375
       600   Rockwood Specialties, Inc.                                     10.625              05/15/11                 693,000
       138   Westlake Chemical Corp.                                          8.75              07/15/11                 156,630
                                                                                                                 ---------------
                                                                                                                       5,558,533
                                                                                                                 ---------------
             COAL (0.2%)
       140   Foundation PA Coal Co. - 144A*                                   7.25              08/01/14                 149,800
                                                                                                                 ---------------
             CONSTRUCTION MATERIALS (0.5%)
       435   RMCC Acquisition Co. - 144A*                                     9.50              11/01/12                 436,088
                                                                                                                 ---------------
             CONSUMER SUNDRIES (0.3%)
       280   Amscan Holdings, Inc.                                            8.75              05/01/14                 281,400
                                                                                                                 ---------------
             CONSUMER/BUSINESS SERVICES (1.3%)
       510   Buhrmann US Inc.                                                 8.25              07/01/14                 518,287
       365   Muzak LLC/Muzak Finance Corp.                                   9.875              03/15/09                 256,869
       365   Muzak LLC/Muzak Finance Corp.                                   10.00              02/15/09                 341,731
                                                                                                                 ---------------
                                                                                                                       1,116,887
                                                                                                                 ---------------
             CONTAINERS/PACKAGING (3.1%)
       515   Graphic Packaging International Corp.                            9.50              08/15/13                 588,387
       210   Norampac, Inc. (Canada)                                          6.75              06/01/13                 222,075
       400   Owens-Brockway Glass Containers Corp.                            8.75              11/15/12                 453,000
        60   Owens-Illinois Inc.                                              7.35              05/15/08                  63,300
       765   Owens-Illinois Inc.                                              7.50              05/15/10                 815,681
       320   Pliant Corp. (Issued 04/10/02)                                  13.00              06/01/10                 312,000
       290   Pliant Corp. (Issued 08/29/00)                                  13.00              06/01/10                 284,200
                                                                                                                 ---------------
                                                                                                                       2,738,643
                                                                                                                 ---------------
             DEPARTMENT STORES (0.0%)
         1   Saks, Inc.                                                       8.25              11/15/08                     628
                                                                                                                 ---------------
             DRUGSTORE CHAINS (1.4%)
       150   Jean Coutu Group PJC Inc. - 144A* (Canada)                      7.625              08/01/12                 159,375
       630   Jean Coutu Group PJC Inc. - 144A* (Canada)                       8.50              08/01/14                 648,900
       315   Rite Aid Corp.                                                  7.125              01/15/07                 316,575
       115   Rite Aid Corp.                                                  8.125              05/01/10                 122,188
                                                                                                                 ---------------
                                                                                                                       1,247,038
                                                                                                                 ---------------
             ELECTRIC UTILITIES (5.5%)
       370   AES Corp. (The)                                                  7.75              03/01/14                 403,300
        42   AES Corp. (The)                                                 8.875              02/15/11                  48,195

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$       54   AES Corp. (The)                                                 9.375%             09/15/10         $        63,045
       450   AES Corp. (The) - 144A*                                          9.00              05/15/15                 517,500
       300   Allegheny Energy, Inc.                                           7.75              08/01/05                 305,625
        50   CMS Energy Corp.                                                 7.50              01/15/09                  53,500
       510   CMS Energy Corp.                                                 8.50              04/15/11                 582,037
       115   IPALCO Enterprises, Inc.                                        8.625              11/14/11                 129,375
       365   Monongahela Power Co.                                            5.00              10/01/06                 373,417
       415   MSW Energy Holdings/Finance                                     7.375              09/01/10                 437,825
        80   MSW Energy Holdings/Finance                                      8.50              09/01/10                  88,000
       290   Nevada Power Co.                                                 8.25              06/01/11                 334,588
       405   Nevada Power Co.                                                 9.00              08/15/13                 475,875
       100   PSEG Energy Holdings Inc.                                        7.75              04/16/07                 106,250
       320   PSEG Energy Holdings Inc.                                       8.625              02/15/08                 352,800
       270   Reliant Energy, Inc.                                             6.75              12/15/14                 269,663
       325   TNP Enterprises, Inc.                                           10.25              04/01/10                 348,563
                                                                                                                 ---------------
                                                                                                                       4,889,558
                                                                                                                 ---------------
             ELECTRICAL PRODUCTS (0.4%)
       295   Rayovac Corp.                                                    8.50              10/01/13                 328,925
                                                                                                                 ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.7%)
       595   Xerox Corp.                                                     7.125              06/15/10                 645,575
                                                                                                                 ---------------
             ENVIRONMENTAL SERVICES (1.0%)
       340   Allied Waste North America, Inc.                                6.375              04/15/11                 330,650
       355   Allied Waste North America, Inc.                                7.875              04/15/13                 365,650
        10   Allied Waste North America, Inc.                                 9.25              09/01/12                  10,875
       150   Allied Waste North America, Inc. (Series B)                     8.875              04/01/08                 161,250
                                                                                                                 ---------------
                                                                                                                         868,425
                                                                                                                 ---------------
             FINANCE/RENTAL/LEASING (1.0%)
       435   United Rentals NA, Inc.                                          6.50              02/15/12                 426,300
       425   United Rentals NA, Inc.                                          7.75              11/15/13                 418,625
                                                                                                                 ---------------
                                                                                                                         844,925
                                                                                                                 ---------------
             FOOD RETAIL (1.5%)
       227   CA FM Lease Trust - 144A*                                        8.50              07/15/17                 262,390
       920   Delhaize America, Inc.                                          8.125              04/15/11               1,077,066
                                                                                                                 ---------------
                                                                                                                       1,339,456
                                                                                                                 ---------------
             FOOD: MEAT/FISH/DAIRY (3.1%)
       345   Michael Foods Inc. (Series B)                                    8.00              11/15/13                 365,700
       710   Pilgrim's Pride Corp.                                           9.625              09/15/11                 802,300
       265   PPC Escrow Corp.                                                 9.25              11/15/13                 298,125
       315   Smithfield Foods Inc.                                            7.00              08/01/11                 337,838

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$      215   Smithfield Foods Inc.                                           7.625%             02/15/08         $       231,125
        75   Smithfield Foods Inc.                                            7.75              05/15/13                  83,813
       535   Smithfield Foods Inc. (Series B)                                 8.00              10/15/09                 595,188
                                                                                                                 ---------------
                                                                                                                       2,714,089
                                                                                                                 ---------------
             FOREST PRODUCTS (0.8%)
       225   Tembec Industries Inc. (Canada)                                  7.75              03/15/12                 218,813
       475   Tembec Industries Inc. (Canada)                                  8.50              02/01/11                 479,750
                                                                                                                 ---------------
                                                                                                                         698,563
                                                                                                                 ---------------
             GAS DISTRIBUTORS (1.1%)
       430   Dynegy Holdings, Inc.                                           6.875              04/01/11                 416,025
       425   Dynegy Holdings, Inc. - 144A*                                   9.875              07/15/10                 477,062
        45   Northwest Pipeline Corp.                                        8.125              03/01/10                  50,006
                                                                                                                 ---------------
                                                                                                                         943,093
                                                                                                                 ---------------
             HOME BUILDING (0.9%)
       300   Tech Olympic USA, Inc.                                         10.375              07/01/12                 337,500
       355   Tech Olympic USA, Inc. (Issued 02/03/03)                         9.00              07/01/10                 381,625
        70   Tech Olympic USA, Inc. (Issued 11/27/02)                         9.00              07/01/10                  75,250
                                                                                                                 ---------------
                                                                                                                         794,375
                                                                                                                 ---------------
             HOME FURNISHINGS (0.2%)
       165   Tempur-Pedic Inc.                                               10.25              08/15/10                 190,575
                                                                                                                 ---------------
             HOSPITAL/NURSING MANAGEMENT (1.9%)
       335   Community Health Systems Inc. - 144A*                            6.50              12/15/12                 339,187
       470   HCA, Inc.                                                        6.30              10/01/12                 477,401
        45   HCA, Inc.                                                       6.375              01/15/15                  45,265
       405   Medcath Holdings Corp.                                          9.875              07/15/12                 441,450
       125   Tenet Healthcare Corp.                                           6.50              06/01/12                 116,250
       210   Tenet Healthcare Corp. - 144A*                                  9.875              07/01/14                 229,950
                                                                                                                 ---------------
                                                                                                                       1,649,503
                                                                                                                 ---------------
             HOTELS/RESORTS/CRUISELINES (0.4%)
       315   Gaylord Entertainment Co. - 144A*                                6.75              11/15/14                 318,150
                                                                                                                 ---------------
             INDUSTRIAL MACHINERY (0.6%)
       120   Flowserve Corp.                                                 12.25              08/15/10                 133,200
       140   Goodman Global Holding Company, Inc. - 144A*                     5.76**            06/15/12                 142,800
       280   Goodman Global Holding Company, Inc. - 144A*                    7.875              12/15/12                 278,600
                                                                                                                 ---------------
                                                                                                                         554,600
                                                                                                                 ---------------
             INDUSTRIAL SPECIALTIES (1.5%)
       560   Johnsondiversy, Inc.                                            9.625              05/15/12                 628,600
       195   Tekni-Plex Inc. - 144A*                                          8.75              11/15/13                 195,000
       405   UCAR Finance, Inc.                                              10.25              02/15/12                 464,738
                                                                                                                 ---------------
                                                                                                                       1,288,338
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE/SERVICES (0.1%)
$      623   Exodus Communications, Inc. (a)(b)***                          11.625%             07/15/10         $             0
       120   Global Cash Access LLC                                           8.75              03/15/12                 129,900
                                                                                                                 ---------------
                                                                                                                         129,900
                                                                                                                 ---------------
             INVESTMENT BANKS/BROKERS (0.8%)
       670   Refco Finance Holdings - 144A*                                   9.00              08/01/12                 737,000
                                                                                                                 ---------------
             INVESTMENT MANAGERS (0.7%)
       530   JSG Funding PLC (Ireland)                                       9.625              10/01/12                 593,600
                                                                                                                 ---------------
             MEDICAL DISTRIBUTORS (0.5%)
        95   AmerisourceBergen Corp.                                          7.25              11/15/12                 106,637
       290   AmerisourceBergen Corp.                                         8.125              09/01/08                 324,075
                                                                                                                 ---------------
                                                                                                                         430,712
                                                                                                                 ---------------
             MEDICAL SPECIALTIES (0.8%)
       400   Fisher Scientific International, Inc.                           8.125              05/01/12                 446,000
       155   Fisher Scientific International, Inc. - 144A*                    6.75              08/15/14                 167,012
        80   National Nephrology Assoc. Inc. - 144A*                          9.00              11/01/11                  93,000
                                                                                                                 ---------------
                                                                                                                         706,012
                                                                                                                 ---------------
             MEDICAL/NURSING SERVICES (1.3%)
       570   Fresenius Medical Care Capital Trust                            7.875              06/15/11                 638,400
        85   Fresenius Medical Care Capital Trust II (Units)~                7.875              02/01/08                  92,437
       440   Team Health Inc.                                                 9.00              04/01/12                 432,300
                                                                                                                 ---------------
                                                                                                                       1,163,137
                                                                                                                 ---------------
             METAL FABRICATIONS (1.0%)
       215   General Cable Corp.                                              9.50              11/15/10                 244,025
       615   Trimas Corp.                                                    9.875              06/15/12                 654,975
                                                                                                                 ---------------
                                                                                                                         899,000
                                                                                                                 ---------------
             MISCELLANEOUS COMMERCIAL SERVICES (1.4%)
       295   Iron Mountain Inc.                                               7.75              01/15/15                 300,900
       495   Iron Mountain Inc.                                              8.625              04/01/13                 528,413
       415   Vertis Inc. - 144A*                                             13.50              12/07/09                 439,381
                                                                                                                 ---------------
                                                                                                                       1,268,694
                                                                                                                 ---------------
             MISCELLANEOUS MANUFACTURING (0.9%)
       385   Amsted Industries Inc. - 144A*                                  10.25              10/15/11                 436,975
       330   Propex Fabrics Inc. - 144A*                                     10.00              12/01/12                 344,025
                                                                                                                 ---------------
                                                                                                                         781,000
                                                                                                                 ---------------
             MOVIES/ENTERTAINMENT (0.5%)
       175   Cinemark, Inc.                                                   9.75^^            03/15/14                 133,000
       305   Marquee Inc. - 144A*                                             6.54**            08/15/10                 322,537
                                                                                                                 ---------------
                                                                                                                         455,537

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             OIL & GAS PIPELINES (3.1%)
$      950   El Paso Production Holdings                                      7.75%             06/01/13         $       999,875
       375   Pacific Energy Partners/Finance                                 7.125              06/15/14                 401,250
       155   Southern Natural Gas                                            8.875              03/15/10                 174,375
       160   Transcontinental Gas Pipe Line Corp. (Series B)                 8.875              07/15/12                 195,400
       835   Williams Companies, Inc. (The)                                  7.875              09/01/21                 935,200
                                                                                                                 ---------------
                                                                                                                       2,706,100
                                                                                                                 ---------------
             OIL & GAS PRODUCTION (3.1%)
       770   Chesapeake Energy Corp.                                          7.50              09/15/13                 842,187
        28   Chesapeake Energy Corp.                                          7.75              01/15/15                  30,590
       575   Hilcorp Energy/Finance - 144A*                                  10.50              09/01/10                 652,625
       140   Magnum Hunter Resources, Inc.                                    9.60              03/15/12                 159,600
       275   Plains E & P Corp.                                              7.125              06/15/14                 301,125
       745   Vintage Petroleum, Inc.                                         7.875              05/15/11                 797,150
                                                                                                                 ---------------
                                                                                                                       2,783,277
                                                                                                                 ---------------
             OIL REFINING/MARKETING (0.9%)
       135   CITGO Petroleum Corp. - 144A*                                    6.00              10/15/11                 135,000
       345   Husky Oil Ltd.                                                   8.90              08/15/28                 394,468
       255   Tesoro Petroleum Corp.                                          9.625              04/01/12                 294,525
                                                                                                                 ---------------
                                                                                                                         823,993
                                                                                                                 ---------------
             OILFIELD SERVICES/EQUIPMENT (1.4%)
       330   BRL Universal Equipment Corp.                                   8.875              02/15/08                 348,562
       135   Hanover Compressor Co.                                          8.625              12/15/10                 148,162
       185   Hanover Compressor Co.                                           9.00              06/01/14                 206,737
       300   Hanover Equipment Trust 2001 A (Series A)                        8.50              09/01/08                 324,000
       210   Hanover Equipment Trust 2001 B (Series B)                        8.75              09/01/11                 228,900
                                                                                                                 ---------------
                                                                                                                       1,256,361
                                                                                                                 ---------------
             OTHER METALS/MINERALS (0.0%)
       355   Murrin Holdings Property Ltd. (Australia) (b)***                9.375              08/31/07                      36
                                                                                                                 ---------------
             OTHER TRANSPORTATION (0.8%)
       590   Laidlaw International Inc.                                      10.75              06/15/11                 691,775
                                                                                                                 ---------------
             PHARMACEUTICALS: MAJOR (0.5%)
       200   VWR International - 144A* (Germany)                             6.875              04/15/12                 210,000
       250   VWR International - 144A* (Germany)                              8.00              04/15/14                 268,125
                                                                                                                 ---------------
                                                                                                                         478,125
                                                                                                                 ---------------
             PHARMACEUTICALS: OTHER (0.3%)
       270   Leiner Health Products Inc.                                     11.00              06/01/12                 296,325
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             PUBLISHING: BOOKS/MAGAZINES (2.5%)
$      206   Dex Media East/Finance                                         12.125%             11/15/12         $       252,092
       327   Dex Media West/Finance                                          9.875              08/15/13                 378,502
       575   Houghton Mifflin Co.                                            9.875              02/01/13                 632,500
       115   Houghton Mifflin Co.                                            11.50^^            10/15/13                  85,100
       138   PEI Holdings, Inc.                                              11.00              03/15/10                 161,460
       640   PRIMEDIA, Inc.                                                  8.875              05/15/11                 680,000
                                                                                                                 ---------------
                                                                                                                       2,189,654
                                                                                                                 ---------------
             PULP & PAPER (1.7%)
       480   Abitibi-Consolidated Inc. (Canada)                               6.00              06/20/13                 460,200
       215   Abitibi-Consolidated Inc. (Canada)                               7.75              06/15/11                 226,825
       680   Georgia-Pacific Corp.                                           8.875              02/01/10                 794,750
                                                                                                                 ---------------
                                                                                                                       1,481,775
                                                                                                                 ---------------
             REAL ESTATE DEVELOPMENT (0.9%)
       510   CB Richard Ellis Services, Inc.                                 11.25              06/15/11                 589,050
       145   CBRE Escrow Inc.                                                 9.75              05/15/10                 166,025
                                                                                                                 ---------------
                                                                                                                         755,075
                                                                                                                 ---------------
             REAL ESTATE INVESTMENT TRUSTS (0.2%)
       140   HMH Properties, Inc. (Series B)                                 7.875              08/01/08                 144,550
                                                                                                                 ---------------
             SPECIALTY STORES (2.1%)
       405   Autonation, Inc.                                                 9.00              08/01/08                 464,737
       295   General Nutrition Centers Inc.                                   8.50              12/01/10                 280,250
       580   Petro Stopping Centers LP/Petro Financial Corp.                  9.00              02/15/12                 616,250
       475   Sonic Automotive, Inc.                                          8.625              08/15/13                 508,844
                                                                                                                 ---------------
                                                                                                                       1,870,081
                                                                                                                 ---------------
             SPECIALTY TELECOMMUNICATIONS (3.3%)
       310   American Tower Corp.                                             7.50              05/01/12                 327,050
       182   American Tower Corp.                                            9.375              02/01/09                 193,375
       320   American Tower Corp. - 144A*                                    7.125              10/15/12                 328,800
       245   Panamsat Corp. - 144A*                                           9.00              08/15/14                 274,706
       735   Panamsat Holding Corp. - 144A*                                 10.375^^            11/01/14                 508,988
       445   Qwest Communications International - 144A*                       5.79**            02/15/09                 452,788
       655   Qwest Services Corp. - 144A*                                    13.50              12/15/07                 751,613
       100   U.S. West Communications Corp.                                  5.625              11/15/08                 102,250
                                                                                                                 ---------------
                                                                                                                       2,939,570
                                                                                                                 ---------------
             STEEL (0.5%)
       415   United States Steel Corp.                                        9.75%             05/15/10                 475,175
                                                                                                                 ---------------
             TELECOMMUNICATION EQUIPMENT (0.5%)
       450   Nortel Networks Ltd.                                            6.125              02/15/06                 460,125
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATIONS (0.7%)
$      700   Primus Telecommunication Group, Inc.                             8.00              01/15/14         $       619,500
     4,679   Rhythms Netconnections, Inc. (a) (b)***                         12.75              04/15/09                       0
                                                                                                                 ---------------
                                                                                                                         619,500
                                                                                                                 ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (1.3%)
       530   Manitowoc Inc. (The)                                            10.50              08/01/12                 612,150
       520   NMHG Holding Co.                                                10.00              05/15/09                 577,200
                                                                                                                 ---------------
                                                                                                                       1,189,350
                                                                                                                 ---------------
             WHOLESALE DISTRIBUTORS (0.5%)
       425   Nebraska Book Company, Inc.                                     8.625              03/15/12                 437,750
                                                                                                                 ---------------
             WIRELESS TELECOMMUNICATIONS (3.5%)
       140   AirGATE PCS, Inc. - 144A*                                        5.85**            10/15/11                 144,550
       160   Centennial Communications Corp.                                 8.125              02/01/14                 165,200
       490   Metropcs, Inc.                                                  10.75              10/01/11                 526,750
       280   Rogers Wireless Communications, Inc. - 144A*                     7.50              03/15/15                 296,800
       205   Rogers Wireless Communications, Inc. - 144A*                     8.00              12/15/12                 217,813
       430   Rural Cellular Corp.                                             6.99**            03/15/10                 447,200
       605   SBA Communications Corp.                                         9.75^^            12/15/11                 512,738
       305   SBA Communications Corp. - 144A*                                 8.50              12/01/12                 312,625
        55   Ubiquitel Operating Co.                                         9.875              03/01/11                  62,013
       360   Ubiquitel Operating Co. - 144A*                                 9.875              03/01/11                 405,900
                                                                                                                 ---------------
                                                                                                                       3,091,589
                                                                                                                 ---------------
             TOTAL CORPORATE BONDS
              (COST $93,092,108)                                                                                      80,501,589
                                                                                                                 ---------------

NUMBER OF
 SHARES
----------
             COMMON STOCKS (1.3%)
             AEROSPACE & DEFENSE (0.2%)
    12,293   Orbital Sciences Corp. (c)                                                                                  145,426
                                                                                                                 ---------------
             APPAREL/FOOTWEAR RETAIL (0.0%)
 1,310,596   County Seat Stores Corp. (c)***                                                                                   0
                                                                                                                 ---------------
             CASINO/GAMING (0.0%)
     2,000   Fitzgeralds Gaming Corp.+***                                                                                      0
                                                                                                                 ---------------
             FOOD: SPECIALTY/CANDY (0.0%)
     2,375   SFAC New Holdings Inc. (c)++***                                                                                   0
       436   SFAC New Holdings Inc. (c)                                                                                        0
   120,000   Specialty Foods Acquisition Corp. - 144A* ***                                                                     0
                                                                                                                 ---------------
             HOTELS/RESORTS/CRUISELINES (0.0%)
   444,351   Premier Holdings Inc. (c)+++***                                                                                   0
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             MEDICAL/NURSING SERVICES (0.0%)
   418,663   Raintree Healthcare Corp. (c)***                                                                    $             0
                                                                                                                 ---------------
             RESTAURANTS (0.2%)
    37,167   American Restaurant Group Holdings, Inc.*** (c)                                                                   0
     4,366   American Restaurant Group Holdings, Inc.***                                                                       0
     7,750   American Restaurant Group Holdings, Inc. - 144A* ***                                                              0
    92,158   Catalina Restaurant Group (c)***                                                                            184,316
                                                                                                                 ---------------
                                                                                                                         184,316
                                                                                                                 ---------------
             SPECIALTY TELECOMMUNICATIONS (0.0%)
    12,688   Birch Telecom Inc. (c)***                                                                                         0
   131,683   PFB Telecom NV (Series B) (c)***                                                                                  0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
             TELECOMMUNICATIONS (0.0%)
     2,251   Viatel Holdings Bermuda Ltd. (c)                                                                              2,138
                                                                                                                 ---------------
             TEXTILES (0.0%)
   298,461   U.S. Leather, Inc. (c)***                                                                                         0
                                                                                                                 ---------------
             WIRELESS TELECOMMUNICATIONS (0.9%)
    16,192   NII Holdings, Inc. (Class B)* (c)                                                                           768,310
       521   USA Mobility, Inc. (c)                                                                                       18,397
    38,444   Vast Solutions, Inc. (Class B1) (c)***                                                                            0
    38,444   Vast Solutions, Inc. (Class B2) (c)***                                                                            0
    38,444   Vast Solutions, Inc. (Class B3) (c)***                                                                            0
                                                                                                                 ---------------
                                                                                                                         786,707
                                                                                                                 ---------------
             TOTAL COMMON STOCKS
              (COST $64,598,698)                                                                                       1,118,587
                                                                                                                 ---------------
             NON-CONVERTIBLE PREFERRED STOCKS (1.2%)
             BROADCASTING (0.4%)
        53   Paxson Communications Corp.^                                                                                390,949
                                                                                                                 ---------------
             ELECTRIC UTILITIES (0.6%)
       434   TNP Enterprises, Inc. (Series D)^                                                                           504,525
                                                                                                                 ---------------
             RESTAURANTS (0.2%)
       157   Catalina Restaurant Group (Units)~***                                                                      141,300
                                                                                                                 ---------------
             TOTAL NON-CONVERTIBLE PREFERRED STOCKS
              (COST $1,021,466)                                                                                        1,036,774
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITY (0.8%)
             INVESTMENT TRUSTS/MUTUAL FUNDS
$      667   Targeted Return Index - 144A*                                   8.218%             08/01/15         $       731,333
              (COST $717,500)
                                                                                                                 ---------------
             CONVERTIBLE BONDS (0.5%)
             HOTELS/RESORTS/CRUISELINES (0.0%)
       742   Premier Cruises Ltd. - 144A* (a)(d)***                          10.00^             08/15/05                       0
                                                                                                                 ---------------
             TELECOMMUNICATION EQUIPMENT (0.5%)
       450   Nortel Networks Corp. (Canada)                                   4.25              09/01/08                 439,875
                                                                                                                 ---------------
             TOTAL CONVERTIBLE BONDS
              (COST $1,172,082)                                                                                          439,875
                                                                                                                 ---------------

NUMBER OF                                                                                      EXPIRATION
WARRANTS                                                                                          DATE
----------                                                                                     ----------
             WARRANTS (d) (0.0%)
             CASINO/GAMING (0.0%)
    83,500   Aladdin Gaming Enterprises, Inc. - 144A* ***                                       03/01/10                       0
     6,000   Resort At Summerlin LP - 144A* ***                                                 12/15/07                       0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
             OIL & GAS PRODUCTION (0.0%)
     7,568   Chesapeake Energy Corp.***                                                         05/01/05                       0
                                                                                                                 ---------------
             PERSONNEL SERVICES (0.0%)
    42,250   Comforce Corp. - 144A* ***                                                         12/01/09                       0
                                                                                                                 ---------------
             RESTAURANTS (0.0%)
     1,500   American Restaurant Group Holdings, Inc. - 144A* ***                               08/15/08                       0
    39,250   Catalina Restaurant Group (c)***                                                   07/10/12                       0
                                                                                                                 ---------------
                                                                                                                               0
                                                                                                                 ---------------
             TOTAL WARRANTS
              (COST $128,056)                                                                                                  0
                                                                                                                 ---------------

PRINCIPAL
AMOUNT IN                                                                                       MATURITY
THOUSANDS                                                                                         DATE
----------                                                                                      --------
             SHORT-TERM INVESTMENT (3.2%)
             REPURCHASE AGREEMENT
$    2,882   The Bank of New York (dated 12/31/04;
              proceeds $2,881,850) (e)
              (COST $2,881,760)                                               0.375             01/03/05               2,881,760
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
              (COST $163,611,670) (f)                                                             97.9%          $    86,709,918
             OTHER ASSETS IN EXCESS OF LIABILITIES                                                 2.1                 1,826,822
                                                                                                 -----           ---------------
             NET ASSETS                                                                          100.0%          $    88,536,740
                                                                                                 =====           ===============

----------
     *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     ** FLOATING RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
     ***  FAIR VALUED SECURITY.
     +    RESALE IS RESTRICTED; ACQUIRED (12/22/98) AT A COST BASIS OF $9,020.
     ++   RESALE IS RESTRICTED; ACQUIRED (06/10/99) AT A COST BASIS OF $24.
     +++ RESALE IS RESTRICTED; ACQUIRED (BETWEEN 03/06/98 AND 07/12/99) AT A COST BASIS OF $5,493,079.
     ^    PAYMENT-IN-KIND SECURITY.
     ^^ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
     ~   CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT;
          CORPORATE BONDS OR PREFERRED STOCKS WITH ATTACHED WARRANTS.
     (a)  ISSUER IN BANKRUPTCY.
     (b)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
     (c)  ACQUIRED THROUGH EXCHANGE OFFER.
     (d)  NON-INCOME PRODUCING SECURITIES.
     (e) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION 4.189% DUE 03/01/34 VALUED AT $2,939,395.
     (f) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES IS $163,312,010. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,469,403 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $82,071,495, RESULTING IN NET UNREALIZED DEPRECIATION OF $76,602,092.

SUMMARY OF INVESTMENTS
LONG-TERM CREDIT ANALYSIS

A                                          3.2%
BBB                                        0.3
BB                                        19.2
B                                         49.9
CCC                                       25.4
NR                                         2.0
                                         -----
                                         100.0%
                                         =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

NUMBER OF
 SHARES                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (95.2%)
             ELECTRIC UTILITIES (57.2%)
   250,000   AES Corp. (The)*                                                                                    $     3,417,500
    50,000   Allegheny Energy, Inc.*                                                                                     985,500
   135,865   Cinergy Corp.                                                                                             5,656,060
    50,000   Consolidated Edison, Inc.                                                                                 2,187,500
   132,000   Constellation Energy Group, Inc.                                                                          5,769,720
    80,000   Dominion Resources, Inc.                                                                                  5,419,200
    65,000   DTE Energy Co.                                                                                            2,803,450
   107,432   Duke Energy Corp.                                                                                         2,721,253
   188,000   Edison International                                                                                      6,021,640
   150,000   Energy East Corp.                                                                                         4,002,000
   100,000   Entergy Corp.                                                                                             6,759,000
   170,000   Exelon Corp.                                                                                              7,491,900
    89,200   FirstEnergy Corp.                                                                                         3,524,292
    70,000   FPL Group, Inc.                                                                                           5,232,500
   170,000   PG&E Corp.*                                                                                               5,657,600
    99,500   Pinnacle West Capital Corp.                                                                               4,418,795
   122,500   PNM Resources Inc.                                                                                        3,098,025
   120,000   PPL Corp.                                                                                                 6,393,600
    50,000   Progress Energy, Inc.                                                                                     2,262,000
    90,000   Public Service Enterprise Group, Inc.                                                                     4,659,300
   165,000   SCANA Corp.                                                                                               6,501,000
   150,000   Southern Co. (The)                                                                                        5,028,000
   100,000   TXU Corp.                                                                                                 6,456,000
   135,000   Wisconsin Energy Corp.                                                                                    4,550,850
   140,000   Xcel Energy, Inc.                                                                                         2,548,000
                                                                                                                 ---------------
                                                                                                                     113,564,685
                                                                                                                 ---------------
             ENERGY (16.1%)
    87,000   AGL Resources, Inc.                                                                                       2,891,880
    60,000   Equitable Resources, Inc.                                                                                 3,639,600
   100,000   KeySpan Corp.                                                                                             3,945,000
    55,000   Kinder Morgan, Inc.                                                                                       4,022,150
   125,000   New Jersey Resources Corp.                                                                                5,417,500
    50,000   NiSource, Inc.                                                                                            1,139,000
   123,000   Questar Corp.                                                                                             6,268,080
   280,000   Williams Companies, Inc. (The)                                                                            4,561,200
                                                                                                                 ---------------
                                                                                                                      31,884,410
                                                                                                                 ---------------
             TELECOMMUNICATIONS (21.9%)
    96,932   ALLTEL Corp.                                                                                              5,695,724
   166,000   BellSouth Corp.                                                                                           4,613,140
    78,750   CenturyTel, Inc.                                                                                          2,793,263
   140,000   Nextel Communications, Inc. (Class A)*                                                                    4,200,000
   186,946   SBC Communications, Inc.                                                                                  4,817,598

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
   270,000   Sprint Corp. (Fon Group)                                                                            $     6,709,500
    54,750   Telefonica de Espana S.A. (ADR) (Spain)*                                                                  3,093,375
    65,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)                                                        2,490,800
   111,120   Verizon Communications Inc.                                                                               4,501,471
   165,000   Vodafone Group PLC (ADR) (United Kingdom)                                                                 4,517,700
                                                                                                                 ---------------
                                                                                                                      43,432,571
                                                                                                                 ---------------
             TOTAL COMMON STOCKS
              (Cost $112,633,402)                                                                                    188,881,666
                                                                                                                 ---------------

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE
----------                                                                   ------             --------
             CORPORATE BONDS (2.4%)
             ELECTRIC UTILITIES (1.3%)
$      100   Appalachian Power Co. (Series G)                                 3.60%             05/15/08                  98,883
       140   Carolina Power & Light Co.                                      5.125              09/15/13                 143,474
       120   Cleco Power LLC                                                 5.375              05/01/13                 119,434
       160   Commonwealth Edison Co. (Series 98)                              6.15              03/15/12                 176,143
        90   Consolidated Natural Gas Co. (Series B)                         5.375              11/01/06                  92,999
       400   Consumers Energy Co.                                            6.875              03/01/18                 443,363
        85   Duke Energy Corp.                                                4.50              04/01/10                  86,103
        90   Duquesne Light Co. (Series O)                                    6.70              04/15/12                 100,731
        35   Entergy Gulf States, Inc.+                                       2.80              12/01/09                  34,996
        25   Entergy Gulf States, Inc.                                        3.60              06/01/08                  24,615
       100   Exelon Corp.                                                     6.75              05/01/11                 112,008
        70   FirstEnergy Corp. (Series B)                                     6.45              11/15/11                  76,159
        40   Indianapolis Power & Light Co. - 144A**                          6.30              07/01/13                  43,011
       155   Jersey Central Power & Light Co. (Series MTN)                    6.45              05/15/06                 160,816
        55   Pacific Gas & Electric Co.                                       6.05              03/01/34                  57,323
        35   Panhandle Eastern Pipe Line Co.                                  4.80              08/15/08                  35,775
        25   Panhandle Eastern Pipe Line Co. (Series B)                       2.75              03/15/07                  24,492
       160   Pinnacle West Capital Corp.                                      6.40              04/01/06                 164,718
       145   Public Service Co. of New Mexico (Series B)                      7.50              08/01/18                 169,498
       145   Public Service Electric & Gas Co. (Series MTNB)                  5.00              01/01/13                 148,237
        20   Southern California Edison Co.                                   5.00              01/15/14                  20,360
       155   Texas-New Mexico Power Co.                                       6.25              01/15/09                 163,802
        75   TXU Energy Co.                                                   7.00              03/15/13                  83,896
                                                                                                                 ---------------
                                                                                                                       2,580,836
                                                                                                                 ---------------
             TELECOMMUNICATIONS (1.1%)
        55   AT&T Corp.                                                       9.05              11/15/11                  63,595
       160   AT&T Wireless Services, Inc.                                    7.875              03/01/11                 188,814
        90   AT&T Wireless Services, Inc.                                     8.75              03/01/31                 121,719
        75   British Telecommunications PLC (United Kingdom)                 8.375              12/15/10                  90,173

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
$      215   Deutsche Telekom International Finance Corp. NV
              (Netherlands)                                                   8.75%            06/15/30          $       284,746
       155   France Telecom S.A. (France)                                     9.25             03/01/31                  210,738
       520   GTE Corp.                                                        7.90             02/01/27                  569,164
        55   SBC Communications, Inc.                                         6.45             06/15/34                   59,126
        90   Sprint Capital Corp.                                            8.375             03/15/12                  109,786
        90   Sprint Capital Corp.                                             8.75             03/15/32                  120,277
       170   Telecom Italia Capital SpA (Luxembourg)                          4.00             11/15/08                  169,500
       205   Verizon Global Funding Corp.                                    6.875             06/15/12                  234,361
                                                                                                                 ---------------
                                                                                                                       2,221,999
                                                                                                                 ---------------
             TOTAL CORPORATE BONDS
              (COST $4,501,620)                                                                                        4,802,835
                                                                                                                 ---------------
             ASSET-BACKED SECURITY (0.2%)
             FINANCE/RENTAL/LEASING (0.2%)
       275   PSE&G Transition Funding LLC (Series 2001 - 1 Class A6)
              (COST $295,539)                                                 6.61              06/15/05                 313,122
                                                                                                                 ---------------

NUMBER OF                                                                                      EXPIRATION
WARRANTS                                                                                          DATE
----------                                                                                     ----------
             WARRANT (0.0%)
             TELECOMMUNICATIONS (0.0%)
     3,621   Lucent Technology Inc.* (COST $0)                                                  12/10/07                   5,721
                                                                                                                 ---------------

PRINCIPAL
AMOUNT IN                                                                                       MATURITY
THOUSANDS                                                                                         DATE
----------                                                                                      --------
             SHORT-TERM INVESTMENT (2.0%)
             REPURCHASE AGREEMENT
$    4,038   The Bank of New York (dated 12/31/04; proceeds
              $4,038,488) (COST $4,038,362) (a)                               0.375             01/03/05               4,038,362
                                                                                                                 ---------------
             TOTAL INVESTMENTS
              (COST $121,468,923) (b)                                                             99.8%              198,041,706
             OTHER ASSETS IN EXCESS OF LIABILITIES                                                 0.2                   394,833
                                                                                                 -----           ---------------
             NET ASSETS                                                                          100.0%          $   198,436,539
                                                                                                 =====           ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
     *    NON-INCOME PRODUCING SECURITY.
     **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     + FLOATING RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
     (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. ADJUSTABLE RATE MORTGAGE 4.189% DUE 03/01/34 VALUED AT $4,119,129.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $124,918,630. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $73,126,569 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,493, RESULTING IN NET UNREALIZED APPRECIATION OF $73,123,076.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - UTILITIES
SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                                                                   PERCENT OF
INDUSTRY                                                                                          VALUE            NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                                                                           $    116,145,521         58.5%
Telecommunications                                                                                 45,660,291         23.0
Energy                                                                                             31,884,410         16.1
Repurchase Agreement                                                                                4,038,362          2.0
Finance/Rental/Leasing                                                                                313,122          0.2
                                                                                             ----------------         ----
                                                                                             $    198,041,706         99.8%
                                                                                             ================         ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INCOME BUILDER
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

NUMBER OF
 SHARES                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (53.7%)
             AEROSPACE & DEFENSE (1.1%)
     9,970   Northrop Grumman Corp.                                                                              $       541,969
    12,940   Raytheon Co.                                                                                                502,460
                                                                                                                 ---------------
                                                                                                                       1,044,429
                                                                                                                 ---------------
             AUTO PARTS: O.E.M. (0.7%)
     8,590   Magna International Inc. (Class A) (Canada)                                                                 709,104
                                                                                                                 ---------------
             BEVERAGES: NON-ALCOHOLIC (0.8%)
    18,440   Coca-Cola Co. (The)                                                                                         767,657
                                                                                                                 ---------------
             BROADCASTING (0.8%)
    23,380   Clear Channel Communications, Inc.                                                                          782,996
                                                                                                                 ---------------
             CHEMICALS: MAJOR DIVERSIFIED (2.2%)
    42,970   Bayer AG (ADR) (Germany)                                                                                  1,460,121
    13,660   Dow Chemical Co. (The)                                                                                      676,307
                                                                                                                 ---------------
                                                                                                                       2,136,428
                                                                                                                 ---------------
             CONTAINERS/PACKAGING (0.4%)
     5,590   Temple-Inland, Inc.                                                                                         382,356
                                                                                                                 ---------------
             DATA PROCESSING SERVICES (0.9%)
    11,690   Automatic Data Processing, Inc.                                                                             518,451
    13,700   SunGard Data Systems Inc.*                                                                                  388,121
                                                                                                                 ---------------
                                                                                                                         906,572
                                                                                                                 ---------------
             DEPARTMENT STORES (0.7%)
    13,950   Kohl's Corp.*                                                                                               685,921
                                                                                                                 ---------------
             DISCOUNT STORES (0.4%)
     8,240   Target Corp.                                                                                                427,903
                                                                                                                 ---------------
             ELECTRIC UTILITIES (3.0%)
    12,100   American Electric Power Co., Inc.                                                                           415,514
     9,190   Consolidated Edison, Inc.                                                                                   402,062
     7,350   Edison International                                                                                        235,420
    10,180   Entergy Corp.                                                                                               688,066
    12,790   Exelon Corp.                                                                                                563,655
    14,890   FirstEnergy Corp.                                                                                           588,304
                                                                                                                 ---------------
                                                                                                                       2,893,021
                                                                                                                 ---------------
             ELECTRONIC PRODUCTION EQUIPMENT (0.4%)
    25,300   Applied Materials, Inc.*                                                                                    432,630
                                                                                                                 ---------------
             FINANCE/RENTAL/LEASING (1.1%)
    14,210   Freddie Mac                                                                                               1,047,277
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             FINANCIAL CONGLOMERATES (3.5%)
    27,060   Citigroup, Inc.                                                                                     $     1,303,751
    40,186   J.P. Morgan Chase & Co.                                                                                   1,567,656
    10,310   Prudential Financial, Inc.                                                                                  566,638
                                                                                                                 ---------------
                                                                                                                       3,438,045
                                                                                                                 ---------------
             FINANCIAL PUBLISHING/SERVICES (0.6%)
    20,230   Equifax, Inc.                                                                                               568,463
                                                                                                                 ---------------
             FOOD: MAJOR DIVERSIFIED (0.6%)
    16,260   Kraft Foods Inc. (Class A)                                                                                  579,019
                                                                                                                 ---------------
             FOOD: SPECIALTY/CANDY (0.6%)
    15,500   Cadbury Schweppes PLC (ADR) (United Kingdom)                                                                584,350
                                                                                                                 ---------------
             HOTELS/RESORTS/CRUISELINES (1.3%)
    11,100   Hilton Hotels Corp.                                                                                         252,414
    10,510   Marriott International, Inc. (Class A)                                                                      661,920
     5,630   Starwood Hotels & Resorts Worldwide, Inc.                                                                   328,792
                                                                                                                 ---------------
                                                                                                                       1,243,126
                                                                                                                 ---------------
             HOUSEHOLD/PERSONAL CARE (0.7%)
    10,410   Kimberly-Clark Corp.                                                                                        685,082
                                                                                                                 ---------------
             INDUSTRIAL CONGLOMERATES (1.4%)
    27,030   General Electric Co.                                                                                        986,595
     5,206   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                                 418,042
                                                                                                                 ---------------
                                                                                                                       1,404,637
                                                                                                                 ---------------
             INDUSTRIAL MACHINERY (0.6%)
     8,140   Parker-Hannifin Corp.                                                                                       616,524
                                                                                                                 ---------------
             INFORMATION TECHNOLOGY SERVICES (1.1%)
    25,310   Accenture Ltd. (Class A) (Bermuda)*                                                                         683,370
     4,400   International Business Machines Corp.                                                                       433,752
                                                                                                                 ---------------
                                                                                                                       1,117,122
                                                                                                                 ---------------
             INTEGRATED OIL (4.4%)
    23,500   BP PLC (ADR) (United Kingdom)                                                                             1,372,400
     9,309   ConocoPhillips                                                                                              808,300
    19,590   Exxon Mobil Corp.                                                                                         1,004,183
    19,620   Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)                                            1,125,796
                                                                                                                 ---------------
                                                                                                                       4,310,679
                                                                                                                 ---------------
             INVESTMENT BANKS/BROKERS (2.6%)
     1,800   Goldman Sachs Group, Inc. (The)                                                                             187,272
    12,320   Lehman Brothers Holdings Inc.                                                                             1,077,754
    17,010   Merrill Lynch & Co., Inc.                                                                                 1,016,688
    22,700   Schwab (Charles) Corp. (The)                                                                                271,492
                                                                                                                 ---------------
                                                                                                                       2,553,206
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             LIFE/HEALTH INSURANCE (0.3%)
    13,600   Aegon N.V. (ARS) (Netherlands)                                                                      $       186,456
     1,970   MetLife, Inc. (Note 4)                                                                                       79,805
                                                                                                                 ---------------
                                                                                                                         266,261
                                                                                                                 ---------------
             MAJOR BANKS (1.2%)
    15,950   Bank of America Corp.                                                                                       749,490
     6,820   PNC Financial Services Group                                                                                391,741
                                                                                                                 ---------------
                                                                                                                       1,141,231
                                                                                                                 ---------------
             MAJOR TELECOMMUNICATIONS (1.8%)
    14,500   France Telecom S.A. (ADR) (France)                                                                          479,660
    16,170   Sprint Corp. (FON Group)                                                                                    401,824
    21,420   Verizon Communications Inc.                                                                                 867,724
                                                                                                                 ---------------
                                                                                                                       1,749,208
                                                                                                                 ---------------
             MANAGED HEALTH CARE (0.8%)
     8,980   CIGNA Corp.                                                                                                 732,499
                                                                                                                 ---------------
             MEDIA CONGLOMERATES (2.7%)
    32,010   Disney (Walt) Co. (The)                                                                                     889,878
    72,760   Time Warner, Inc.*                                                                                        1,414,454
     7,200   Viacom Inc. (Class B) (Non-Voting)                                                                          262,008
                                                                                                                 ---------------
                                                                                                                       2,566,340
                                                                                                                 ---------------
             MEDICAL SPECIALTIES (0.8%)
     4,200   Applera Corp. - Applied Biosystems Group                                                                     87,822
    10,340   Bausch & Lomb, Inc.                                                                                         666,516
                                                                                                                 ---------------
                                                                                                                         754,338
                                                                                                                 ---------------
             MOTOR VEHICLES (1.1%)
    40,750   Honda Motor Co., Ltd. (ADR) (Japan)                                                                       1,061,945
                                                                                                                 ---------------
             MULTI-LINE INSURANCE (0.8%)
    11,000   Hartford Financial Services Group, Inc. (The)                                                               762,410
                                                                                                                 ---------------
             OIL & GAS PIPELINES (0.5%)
    32,200   Williams Companies, Inc. (The)                                                                              524,538
                                                                                                                 ---------------
             OIL REFINING/MARKETING (0.6%)
    13,300   Valero Energy Corp.                                                                                         603,820
                                                                                                                 ---------------
             OILFIELD SERVICES/EQUIPMENT (1.2%)
    17,590   Schlumberger Ltd. (Netherlands Antilles)                                                                  1,177,650
                                                                                                                 ---------------
             PACKAGED SOFTWARE (1.0%)
    14,600   Computer Associates International, Inc.                                                                     453,476
    17,820   Microsoft Corp.                                                                                             475,972
                                                                                                                 ---------------
                                                                                                                         929,448
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS: MAJOR (6.0%)
    68,550   Bristol-Myers Squibb Co.                                                                            $     1,756,251
     8,600   GlaxoSmithKline PLC (ADR) (United Kingdom)                                                                  407,554
     7,000   Lilly (Eli) & Co.                                                                                           397,250
     9,120   Roche Holdings Ltd. (ADR) (Switzerland)                                                                   1,055,640
    13,270   Sanofi-Aventis (ADR) (France)                                                                               531,464
    54,690   Schering-Plough Corp.                                                                                     1,141,927
    13,900   Wyeth                                                                                                       592,001
                                                                                                                 ---------------
                                                                                                                       5,882,087
                                                                                                                 ---------------
             PRECIOUS METALS (0.7%)
    16,210   Newmont Mining Corp.                                                                                        719,886
                                                                                                                 ---------------
             PROPERTY - CASUALTY INSURERS (1.7%)
    12,730   Chubb Corp. (The)                                                                                           978,937
    19,383   St. Paul Travelers Companies, Inc. (The)                                                                    718,528
                                                                                                                 ---------------
                                                                                                                       1,697,465
                                                                                                                 ---------------
             RAILROADS (1.2%)
    31,410   Norfolk Southern Corp.                                                                                    1,136,728
                                                                                                                 ---------------
             RESTAURANTS (0.2%)
     6,850   McDonald's Corp.                                                                                            219,611
                                                                                                                 ---------------
             SEMICONDUCTORS (0.3%)
       946   Freescale Semiconductor Inc. (Class B)*                                                                      17,369
    12,600   Intel Corp.                                                                                                 294,714
                                                                                                                 ---------------
                                                                                                                         312,083
                                                                                                                 ---------------
             TELECOMMUNICATION EQUIPMENT (0.3%)
    17,155   Motorola, Inc.                                                                                              295,066
                                                                                                                 ---------------
             TOBACCO (0.6%)
     9,740   Altria Group, Inc.                                                                                          595,114
                                                                                                                 ---------------
             TOTAL COMMON STOCKS
              (COST $41,546,685)                                                                                      52,444,275
                                                                                                                 ---------------

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE
----------                                                                   ------             --------
             CONVERTIBLE BONDS (18.5%)
             AIRLINES (1.3%)
$    1,500   Continental Airlines Inc.                                        4.50%             02/01/07               1,263,750
                                                                                                                 ---------------
             BIOTECHNOLOGY (2.2%)
     1,250   Enzon Pharmaceuticals, Inc.                                      4.50              07/01/08               1,181,250
       800   Invitrogen Inc.                                                  2.00              08/01/23                 960,000
                                                                                                                 ---------------
                                                                                                                       2,141,250
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             CABLE/SATELLITE TV (1.1%)
$    1,000   Echostar Communications Corp.                                    5.75%             05/15/08         $     1,028,750
                                                                                                                 ---------------
             CONTRACT DRILLING (2.2%)
     3,600   Diamond Offshore Drilling Inc.                                   0.00              06/06/20               2,133,000
                                                                                                                 ---------------
             ELECTRIC UTILITIES (0.5%)
       173   PG&E Corp.                                                       9.50              06/30/10                 462,343
                                                                                                                 ---------------
             ELECTRONIC COMPONENTS (1.0%)
     1,000   SCI Systems, Inc.                                                3.00              03/15/07                 970,000
                                                                                                                 ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.2%)
       221   Agilent Technologies, Inc.                                       3.00++            12/01/21                 224,039
                                                                                                                 ---------------
             ELECTRONIC PRODUCTION EQUIPMENT (1.1%)
     1,100   Veeco Instruments, Inc.                                         4.125              12/21/08               1,091,750
                                                                                                                 ---------------
             HOSPITAL/NURSING MANAGEMENT (2.1%)
     1,000   Community Health Systems                                         4.25              10/15/08               1,043,750
     1,000   Lifepoint Hospitals Holdings                                     4.50              06/01/09               1,003,750
                                                                                                                 ---------------
                                                                                                                       2,047,500
                                                                                                                 ---------------
             HOTELS/RESORTS/CRUISELINES (1.2%)
     1,000   Hilton Hotels Corp. - 144A**                                    3.375              04/15/23               1,201,250
                                                                                                                 ---------------
             HOUSEHOLD/PERSONAL CARE (1.4%)
     1,000   Church & Dwight Co., Inc. - 144A**                               5.25              08/15/33               1,308,750
                                                                                                                 ---------------
             INDUSTRIAL CONGLOMERATES (1.6%)
     1,000   Tyco Internatioanl Group SA (Luxembourg)                         2.75              01/15/18               1,590,000
                                                                                                                 ---------------
             INTERNET RETAIL (0.9%)
       901   Amazon.com, Inc.                                                 4.75              02/01/09                 906,631
                                                                                                                 ---------------
             INVESTMENT BANKS/BROKERS (0.5%)
       509   E*Trade Financial Corp.                                          6.00              02/01/07                 522,361
                                                                                                                 ---------------
             MEDIA CONGLOMERATES (1.2%)
     1,080   Walt Disney Co. (The)                                           2.125              04/15/23               1,206,900
                                                                                                                 ---------------
             TOTAL CONVERTIBLE BONDS
              (COST $16,969,128)                                                                                      18,098,274
                                                                                                                 ---------------
             CORPORATE BONDS (16.1%)
             AGRICULTURAL COMMODITIES/MILLING (1.7%)
     1,460   Corn Products International Inc.                                 8.25              07/15/07               1,607,231
                                                                                                                 ---------------
             APPAREL/FOOTWEAR (1.3%)
     1,250   Tommy Hilfiger USA Inc.                                          6.85              06/01/08               1,262,500
                                                                                                                 ---------------
             BROADCASTING (1.4%)
     1,200   Clear Channel Communications, Inc.                               8.00              11/01/08               1,348,463
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS (1.4%)
$    1,200   American Standard, Inc.                                          8.25%             06/01/09         $     1,387,432
                                                                                                                 ---------------
             HOME BUILDING (1.3%)
     1,200   Toll Corp.                                                       8.25              02/01/11               1,302,000
                                                                                                                 ---------------
             HOSPITAL/NURSING MANAGEMENT (0.9%)
       851   Manor Care, Inc.                                                 7.50              06/15/06                 897,174
                                                                                                                 ---------------
             HOTELS/RESORTS/CRUISELINES (2.4%)
     2,000   Starwood Hotels & Resorts Worldwide, Inc.                       7.875              05/01/12               2,295,000
                                                                                                                 ---------------
             MANAGED HEALTH CARE (1.1%)
     1,000   Magellan Health Services, Inc. (Series A)                       9.375              11/15/08               1,093,750
                                                                                                                 ---------------
             OILFIELD SERVICES/EQUIPMENT (1.6%)
     1,500   BRL Universal Equipment Corp.                                   8.875              02/15/08               1,584,375
                                                                                                                 ---------------
             PUBLISHING: NEWSPAPERS (1.1%)
     1,000   Media General Inc.                                               6.95              09/01/06               1,034,169
                                                                                                                 ---------------
             SPECIALTY STORES (1.1%)
     1,112   National Vision Inc.                                            12.00              03/30/09               1,094,942
                                                                                                                 ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.8%)
       700   Navistar International (Series B)                               9.375              06/01/06                 752,500
                                                                                                                 ---------------
             TOTAL CORPORATE BONDS
              (COST $15,173,858)                                                                                      15,659,536
                                                                                                                 ---------------

NUMBER OF
 SHARES
----------
             CONVERTIBLE PREFERRED STOCKS (6.9%)
             ELECTRIC UTILITIES (1.1%)
    18,000   FPL Group, Inc. $4.00                                                                                     1,084,320
                                                                                                                 ---------------
             ELECTRONIC DISTRIBUTORS (0.6%)
    10,000   Agilysys Inc. $3.375                                                                                        561,250
                                                                                                                 ---------------
             INVESTMENT BANKS/BROKERS (1.1%)
    38,000   Lehman Brothers Holdings Inc. $1.5625                                                                     1,026,000
                                                                                                                 ---------------
             MAJOR TELECOMMUNICATIONS (1.1%)
    20,000   ALLTEL Corp. $3.875 (Units)~                                                                              1,057,800
                                                                                                                 ---------------
             PHARMACEUTICALS: MAJOR (0.8%)
    13,500   Schering-Plough Corp. $3.00                                                                                 757,350
                                                                                                                 ---------------
             PROPERTY - CASUALTY INSURERS (0.7%)
    30,000   Travelers Property Casualty Corp. $1.125                                                                    690,900
                                                                                                                 ---------------
             REAL ESTATE INVESTMENT TRUSTS (0.3%)
     9,000   Equity Residential Properties Trust (Series E) $1.75                                                        363,960
                                                                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION EQUIPMENT (1.2%)
     1,000   Lucent Technologies Capital Trust $77.50                                                            $     1,185,000
                                                                                                                 ---------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
              (COST $6,045,034)                                                                                        6,726,580
                                                                                                                 ---------------

PRINCIPAL
AMOUNT IN                                                                    COUPON             MATURITY
THOUSANDS                                                                     RATE                DATE
----------                                                               ---------------   -------------------
             SHORT-TERM INVESTMENT (a) (4.2%)
             U.S. GOVERNMENT AGENCY
$    4,100   Federal National Mortgage Assoc.
              (COST $4,099,624)                                               1.65%             01/03/05               4,099,624
                                                                                                                 ---------------
             TOTAL INVESTMENTS
              (COST $83,834,329) (b)                                                              99.4%               97,028,289
             OTHER ASSETS IN EXCESS OF LIABILITIES                                                 0.6                   590,250
                                                                                                 -----           ---------------
             NET ASSETS                                                                          100.0%          $    97,618,539
                                                                                                 =====           ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
     ARS  AMERICAN REGISTERED SHARES.
     *    NON-INCOME PRODUCING SECURITY.
     **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     ++ VARIABLE RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
     ~ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCKS WITH ATTACHED WARRANTS.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $84,395,819. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $13,972,116 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,339,646, RESULTING IN NET UNREALIZED APPRECIATION OF $12,632,470.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INCOME BUILDER
SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
Pharmaceuticals: Major                             $    6,639,437           6.8%
Hotels/Resorts/Cruiselines                              4,739,376           4.9
Electric Utilities                                      4,439,684           4.6
Integrated Oil                                          4,310,679           4.4
Investment Banks/Brokers                                4,101,567           4.2
U.S. Government Agency                                  4,099,624           4.2
Media Conglomerates                                     3,773,240           3.9
Financial Conglomerates                                 3,438,045           3.5
Industrial Conglomerates                                2,994,637           3.0
Hospital/Nursing Management                             2,944,674           3.0
Major Telecommunications                                2,807,008           2.9
Oilfield Services/Equipment                             2,762,025           2.8
Property - Casualty Insurers                            2,388,365           2.4
Biotechnology                                           2,141,250           2.2
Chemicals: Major Diversified                            2,136,428           2.2
Contract Drilling                                       2,133,000           2.2
Broadcasting                                            2,131,459           2.2
Household/Personal Care                                 1,993,832           2.1
Managed Health Care                                     1,826,249           1.9
Agricultural Commodities/
 Milling                                                1,607,231           1.7
Electronic Production
 Equipment                                              1,524,380           1.5
Telecommunication Equipment                             1,480,066           1.5
Building Products                                       1,387,432           1.4
Home Building                                           1,302,000           1.3
Airlines                                                1,263,750           1.3
Apparel/Footwear                                        1,262,500           1.3
Major Banks                                             1,141,231           1.2
Railroads                                               1,136,728           1.2
Information Technology
 Services                                               1,117,122           1.1
Specialty Stores                                        1,094,942           1.1
Motor Vehicles                                          1,061,945           1.1
Finance/Rental/Leasing                                  1,047,277           1.1
Aerospace & Defense                                     1,044,429           1.1
Publishing: Newspapers                                  1,034,169           1.1
Cable/Satellite TV                                      1,028,750           1.1
Electronic Components                                     970,000           1.0
Packaged Software                                         929,448           1.0
Internet Retail                                    $      906,631           0.9%
Data Processing Services                                  906,572           0.9
Beverages: Non-Alcoholic                                  767,657           0.8
Multi-Line Insurance                                      762,410           0.8
Medical Specialties                                       754,338           0.8
Trucks/Construction/Farm
 Machinery                                                752,500           0.8
Precious Metals                                           719,886           0.7
Auto Parts: O.E.M                                         709,104           0.7
Department Stores                                         685,921           0.7
Industrial Machinery                                      616,524           0.6
Oil Refining/Marketing                                    603,820           0.6
Tobacco                                                   595,114           0.6
Food: Specialty/Candy                                     584,350           0.6
Food: Major Diversified                                   579,019           0.6
Financial Publishing/Services                             568,463           0.6
Electronic Distributors                                   561,250           0.6
Oil & Gas Pipelines                                       524,538           0.5
Discount Stores                                           427,903           0.4
Containers/Packaging                                      382,356           0.4
Real Estate Investment Trusts                             363,960           0.3
Semiconductors                                            312,083           0.3
Life/Health Insurance                                     266,261           0.3
Electronic Equipment/
 Instruments                                              224,039           0.2
Restaurants                                               219,611           0.2
                                                   --------------    ----------
                                                   $   97,028,289          99.4%
                                                   ==============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

 NUMBER OF
  SHARES                                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (97.9%)
               AEROSPACE & DEFENSE (0.8%)
     123,000   Northrop Grumman Corp.                            $     6,686,280
                                                                 ---------------
               AIR FREIGHT/COURIERS (0.2%)
      20,800   FedEx Corp.                                             2,048,592
                                                                 ---------------
               ALUMINUM (1.4%)
     390,600   Alcoa, Inc.                                            12,272,652
                                                                 ---------------
               APPAREL/FOOTWEAR (1.6%)
     255,000   V.F. Corp.                                             14,121,900
                                                                 ---------------
               AUTO PARTS: O.E.M. (1.5%)
     213,700   Johnson Controls, Inc.                                 13,557,128
                                                                 ---------------
               BEVERAGES:
               NON-ALCOHOLIC (1.4%)
     296,800   Coca-Cola Co. (The)                                    12,355,784
                                                                 ---------------
               BIOTECHNOLOGY (0.8%)
     102,900   Amgen Inc.*                                             6,601,035
                                                                 ---------------
               CASINO/GAMING (0.4%)
      63,663   Las Vegas Sands Corp.*                                  3,055,824
                                                                 ---------------
               CHEMICALS: AGRICULTURAL (0.4%)
      69,100   Monsanto Co.                                            3,838,505
                                                                 ---------------
               CHEMICALS: MAJOR
               DIVERSIFIED (2.4%)
     429,700   Dow Chemical Co. (The)                                 21,274,447
                                                                 ---------------
               COMPUTER
               COMMUNICATIONS (1.1%)
     451,300   Cisco Systems, Inc.*                                    8,710,090
      49,300   Juniper Networks, Inc.*                                 1,340,467
                                                                 ---------------
                                                                      10,050,557
                                                                 ---------------
               COMPUTER PERIPHERALS (1.4%)
     364,400   EMC Corp.*                                              5,418,628
      75,300   Lexmark International, Inc.*                            6,400,500
                                                                 ---------------
                                                                      11,819,128
                                                                 ---------------
               COMPUTER PROCESSING
               HARDWARE (1.4%)
     300,600   Dell Inc.*                                             12,667,284
                                                                 ---------------
               DATA PROCESSING
               SERVICES (2.0%)
     404,000   First Data Corp.                                       17,186,160
                                                                 ---------------
               DISCOUNT STORES (3.0%)
     512,000   Target Corp.                                      $    26,588,160
                                                                 ---------------
               DRUGSTORE CHAINS (1.5%)
     288,900   CVS Corp.                                              13,020,723
                                                                 ---------------
               ELECTRIC UTILITIES (3.2%)
     470,800   Exelon Corp.                                           20,748,156
     102,700   FPL Group, Inc.                                         7,676,825
                                                                 ---------------
                                                                      28,424,981
                                                                 ---------------
               FINANCE/RENTAL/
               LEASING (1.7%)
     527,000   MBNA Corp.                                             14,856,130
                                                                 ---------------
               FINANCIAL
               CONGLOMERATES (3.7%)
     493,900   Citigroup, Inc. (Note 4)                               23,796,102
     223,700   J.P. Morgan Chase & Co.                                 8,726,537
                                                                 ---------------
                                                                      32,522,639
                                                                 ---------------
               FOOD: MAJOR
               DIVERSIFIED (2.8%)
     464,000   PepsiCo, Inc.                                          24,220,800
                                                                 ---------------
               HOME IMPROVEMENT
               CHAINS (2.7%)
     547,100   Home Depot, Inc. (The)                                 23,383,054
                                                                 ---------------
               HOUSEHOLD/
               PERSONAL CARE (4.2%)
     378,000   Avon Products, Inc.                                    14,628,600
     404,800   Procter & Gamble Co. (The)                             22,296,384
                                                                 ---------------
                                                                      36,924,984
                                                                 ---------------
               INDUSTRIAL
               CONGLOMERATES (9.7%)
     336,300   3M Co.                                                 27,600,141
     677,500   General Electric Co.                                   24,728,750
     116,800   Tyco International Ltd.
                (Bermuda)                                              4,174,432
     276,000   United Technologies Corp.                              28,524,600
                                                                 ---------------
                                                                      85,027,923
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES (2.6%)
     235,100   International Business
                Machines Corp.                                        23,176,158
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                              VALUE
--------------------------------------------------------------------------------
               INTEGRATED OIL (7.0%)
     399,200   BP PLC
                (ADR) (United Kingdom)                           $    23,313,280
     240,700   ChevronTexaco Corp.                                    12,639,157
     503,800   Exxon Mobil Corp.                                      25,824,788
                                                                 ---------------
                                                                      61,777,225
                                                                 ---------------
               INTERNET SOFTWARE/
               SERVICES (0.3%)
      74,000   Yahoo! Inc.*                                            2,788,320
                                                                 ---------------
               INVESTMENT BANKS/
               BROKERS (4.7%)
     117,800   Goldman Sachs Group,
                Inc. (The)                                            12,255,912
     109,300   Lehman Brothers
                Holdings Inc.                                          9,561,564
     320,600   Merrill Lynch & Co., Inc.                              19,162,262
                                                                 ---------------
                                                                      40,979,738
                                                                 ---------------
               INVESTMENT MANAGERS (1.5%)
     427,000   Mellon Financial Corp.                                 13,283,970
                                                                 ---------------
               LIFE/HEALTH INSURANCE (1.5%)
      41,300   AFLAC, Inc.                                             1,645,392
     244,600   Lincoln National Corp.                                 11,417,928
                                                                 ---------------
                                                                      13,063,320
                                                                 ---------------
               MAJOR BANKS (4.7%)
     786,200   Bank of America Corp.                                  36,943,538
      70,600   Comerica, Inc.                                          4,308,012
                                                                 ---------------
                                                                      41,251,550
                                                                 ---------------
               MAJOR
               TELECOMMUNICATIONS (2.2%)
     479,200   Verizon Communications Inc.                            19,412,392
                                                                 ---------------
               MANAGED HEALTH CARE (2.4%)
     210,000   Caremark Rx, Inc.*                                      8,280,300
     140,900   UnitedHealth Group Inc.                                12,403,427
                                                                 ---------------
                                                                      20,683,727
                                                                 ---------------
               MEDICAL SPECIALTIES (1.3%)
      48,800   Fisher Scientific
                International, Inc.*                                   3,044,144
     172,800   Medtronic, Inc.                                         8,582,976
                                                                 ---------------
                                                                      11,627,120
                                                                 ---------------
               MOTOR VEHICLES (0.3%)
      42,000   Harley-Davidson, Inc.                             $     2,551,500
                                                                 ---------------
               MULTI-LINE INSURANCE (0.7%)
      91,400   American International
                Group, Inc.                                            6,002,238
                                                                 ---------------
               OFFICE EQUIPMENT/
               SUPPLIES (2.1%)
     401,400   Pitney Bowes, Inc.                                     18,576,792
                                                                 ---------------
               OIL & GAS PRODUCTION (1.3%)
     190,200   Devon Energy Corp.                                      7,402,584
     110,700   XTO Energy Inc.                                         3,916,566
                                                                 ---------------
                                                                      11,319,150
                                                                 ---------------
               OILFIELD SERVICES/
               EQUIPMENT (1.3%)
     283,600   Halliburton Co.                                        11,128,464
                                                                 ---------------
               PACKAGED SOFTWARE (3.4%)
      24,000   Mercury Interactive Corp.*                              1,093,200
     754,500   Microsoft Corp.                                        20,152,695
     114,300   SAP AG (ADR) (Germany)                                  5,053,203
      70,600   Symantec Corp.*                                         1,818,656
      63,400   VERITAS Software Corp.*                                 1,810,070
                                                                 ---------------
                                                                      29,927,824
                                                                 ---------------
               PHARMACEUTICALS:
               MAJOR (6.3%)
      78,800   Abbott Laboratories                                     3,676,020
     372,500   Bristol-Myers Squibb Co.                                9,543,450
     206,600   Johnson & Johnson                                      13,102,572
     442,360   Pfizer, Inc.                                           11,895,060
     396,700   Wyeth                                                  16,895,453
                                                                 ---------------
                                                                      55,112,555
                                                                 ---------------
               PHARMACEUTICALS: OTHER (0.9%)
     260,200   Teva Pharmaceutical Industries
                Ltd. (ADR) (Israel)                                    7,769,572
                                                                 ---------------
               RAILROADS (0.5%)
      96,300   Burlington Northern
                Santa Fe Corp.                                         4,555,953
                                                                 ---------------
               SEMICONDUCTORS (2.2%)
     411,700   Intel Corp.                                             9,629,663

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                              VALUE
--------------------------------------------------------------------------------
     102,500   Marvell Technology Group
                Ltd. (Bermuda)*                                  $     3,635,675
     190,000   RF Micro Devices, Inc.*                                 1,299,600
     183,600   Texas Instruments Inc.                                  4,520,232
                                                                 ---------------
                                                                      19,085,170
                                                                 ---------------
               TELECOMMUNICATION
               EQUIPMENT (0.7%)
     147,800   QUALCOMM Inc.                                           6,266,720
                                                                 ---------------
               TRUCKS/CONSTRUCTION/
               FARM MACHINERY (0.7%)
      83,500   Deere & Co.                                             6,212,400
                                                                 ---------------
                TOTAL COMMON STOCKS
                 (COST $631,055,060)                                 859,056,528
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               CONVERTIBLE BONDS (0.1%)
               Wireless Telecommunications
$        975   Nextel Communications, Inc.
                5.25% due 01/15/10
                (COST $941,556)                                        1,003,031
                                                                 ---------------
               SHORT-TERM INVESTMENT (2.0%)
               U.S. GOVERNMENT AGENCY
      17,700   Federal National Mortgage Assoc.
                (COST $17,698,378) (a)
                1.65% due 01/03/05                                    17,698,378
                                                                 ---------------
TOTAL INVESTMENTS
(COST $649,694,994) (b)                               100.0%         877,757,937
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                          (0.0)            (180,386)
                                                    -------      ---------------
NET ASSETS                                            100.0%     $   877,577,551
                                                    =======      ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
     *    NON-INCOME PRODUCING SECURITY.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $662,747,578. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $222,321,707 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,311,348, RESULTING IN NET UNREALIZED APPRECIATION OF $215,010,359.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH
SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
Industrial Conglomerates                           $   85,027,923           9.7%
Integrated Oil                                         61,777,225           7.0
Pharmaceuticals: Major                                 55,112,555           6.3
Major Banks                                            41,251,550           4.7
Investment Banks/Brokers                               40,979,738           4.7
Household/Personal Care                                36,924,984           4.2
Financial Conglomerates                                32,522,639           3.7
Packaged Software                                      29,927,824           3.4
Electric Utilities                                     28,424,981           3.2
Discount Stores                                        26,588,160           3.0
Food: Major Diversified                                24,220,800           2.8
Home Improvement Chains                                23,383,054           2.7
Information Technology
  Services                                             23,176,158           2.6
Chemicals: Major
  Diversified                                          21,274,447           2.4
Managed Health Care                                    20,683,727           2.4
Major Telecommunications                               19,412,392           2.2
Semiconductors                                         19,085,170           2.2
Office Equipment/Supplies                              18,576,792           2.1
U.S. Government Agency                                 17,698,378           2.0
Data Processing Services                               17,186,160           2.0
Finance/Rental/Leasing                                 14,856,130           1.7
Apparel/Footwear                                       14,121,900           1.6
Auto Parts: O.E.M                                      13,557,128           1.5
Investment Managers                                    13,283,970           1.5
Life/Health Insurance                                  13,063,320           1.5
Drugstore Chains                                       13,020,723           1.5
Computer Processing
  Hardware                                         $   12,667,284           1.4%
Beverages: Non-Alcoholic                               12,355,784           1.4
Aluminum                                               12,272,652           1.4
Computer Peripherals                                   11,819,128           1.4
Medical Specialties                                    11,627,120           1.3
Oil & Gas Production                                   11,319,150           1.3
Oilfield Services/
  Equipment                                            11,128,464           1.3
Computer
  Communications                                       10,050,557           1.1
Pharmaceuticals: Other                                  7,769,572           0.9
Aerospace & Defense                                     6,686,280           0.8
Biotechnology                                           6,601,035           0.8
Telecommunication
  Equipment                                             6,266,720           0.7
Trucks/Construction/
  Farm Machinery                                        6,212,400           0.7
Multi-Line Insurance                                    6,002,238           0.7
Railroads                                               4,555,953           0.5
Chemicals: Agricultural                                 3,838,505           0.4
Casino/Gaming                                           3,055,824           0.4
Internet Software/
  Services                                              2,788,320           0.3
Motor Vehicles                                          2,551,500           0.3
Air Freight/Couriers                                    2,048,592           0.2
Wireless
  Telecommunications                                    1,003,031           0.1
                                                   --------------    ----------
                                                   $  877,757,937         100.0%
                                                   ==============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (98.0%)
               AUSTRALIA (1.6%)
               BEVERAGES: ALCOHOLIC
     412,013   Foster's Group Ltd.                               $     1,866,220
                                                                 ---------------
               MAJOR BANKS
     116,681   National Australia Bank Ltd.                            2,630,677
                                                                 ---------------
               TOTAL AUSTRALIA                                         4,496,897
                                                                 ---------------

               BERMUDA (1.0%)
               INDUSTRIAL CONGLOMERATES
      80,520   Tyco International Ltd.                                 2,877,785
                                                                 ---------------

               FRANCE (6.4%)
               CONSTRUCTION MATERIALS
      37,384   Lafarge S.A.                                            3,601,836
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
      21,366   Groupe Danone                                           1,970,119
                                                                 ---------------
               INTEGRATED OIL
      21,017   Total S.A.                                              4,583,175
                                                                 ---------------
               MAJOR BANKS
      52,779   BNP Paribas S.A.                                        3,817,405
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      51,103   Sanofi-Aventis                                          4,077,590
                                                                 ---------------
               TOTAL FRANCE                                           18,050,125
                                                                 ---------------

               GERMANY (1.6%)
               CHEMICALS: MAJOR DIVERSIFIED
      42,554   BASF AG                                                 3,060,526
                                                                 ---------------
               MOTOR VEHICLES
      30,350   Bayerische Motoren
                Werke (BMW) AG                                         1,367,340
                                                                 ---------------
               TOTAL GERMANY                                           4,427,866
                                                                 ---------------

               HONG KONG (0.6%)
               ELECTRIC UTILITIES
     343,000   Hong Kong Electric
                Holdings Ltd.                                          1,566,452
                                                                 ---------------

               IRELAND (1.9%)
               FOOD: SPECIALTY/CANDY
      70,474   Kerry Group PLC (A Shares)                        $     1,687,926
                                                                 ---------------
               MAJOR BANKS
     226,339   Bank of Ireland                                         3,762,490
                                                                 ---------------
               TOTAL IRELAND                                           5,450,416
                                                                 ---------------

               ITALY (3.7%)
               INTEGRATED OIL
     205,298   ENI SpA                                                 5,131,616
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
   1,616,237   Telecom Italia SpA - RNC                                5,241,828
                                                                 ---------------
               TOTAL ITALY                                            10,373,444
                                                                 ---------------

               JAPAN (11.9%)
               ELECTRICAL PRODUCTS
     230,000   Sumitomo Electric
                Industries, Ltd.                                       2,502,928
                                                                 ---------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
      70,000   Canon, Inc.                                             3,778,060
                                                                 ---------------
               ELECTRONICS/APPLIANCES
     112,000   Fuji Photo Film Co., Ltd.                               4,088,230
                                                                 ---------------
               HOME BUILDING
     217,000   Sekisui House, Ltd.                                     2,528,772
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
     136,000   Kao Corp.                                               3,477,650
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
         415   Nippon Telegraph &
                Telephone Corp.                                        1,863,166
                                                                 ---------------
               MOTOR VEHICLES
      66,000   Toyota Motor Corp.                                      2,686,121
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      66,900   Sankyo Co., Ltd.                                        1,511,551
      90,100   Takeda Pharmaceutical
                Co., Ltd.                                              4,537,537
                                                                 ---------------
                                                                       6,049,088
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS: OTHER
      81,600   Yamanouchi Pharmaceutical
                Co., Ltd.                                        $     3,177,669
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
     154,000   Mitsui Sumitomo Insurance
                Co., Ltd.                                              1,337,693
                                                                 ---------------
               SEMICONDUCTORS
      19,700   Rohm Co., Ltd.                                          2,038,064
                                                                 ---------------
               TOTAL JAPAN                                            33,527,441
                                                                 ---------------

               NETHERLANDS (3.7%)
               FOOD: MAJOR DIVERSIFIED
      40,669   Unilever NV (Share
                Certificates)                                          2,722,416
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
      45,643   Koninklijke (Royal) Philips
                Electronics NV                                         1,208,402
                                                                 ---------------
               INTEGRATED OIL
     114,244   Royal Dutch Petroleum
                Co. (NY Registered Shares)                             6,555,321
                                                                 ---------------
               TOTAL NETHERLANDS                                      10,486,139
                                                                 ---------------

               SOUTH KOREA (0.9%)
               WIRELESS TELECOMMUNICATIONS
     112,749   SK Telecom Co., Ltd. (ADR)                              2,508,665
                                                                 ---------------

               SPAIN (1.3%)
               MAJOR TELECOMMUNICATIONS
     194,075   Telefonica S.A.                                         3,650,166
                                                                 ---------------

               SWITZERLAND (6.5%)
               CHEMICALS: AGRICULTURAL
      29,762   Syngenta AG                                             3,153,728
                                                                 ---------------
               CONSTRUCTION MATERIALS
      28,756   Holcim Ltd. (Regular Shares)                            1,727,882
                                                                 ---------------
               FINANCIAL CONGLOMERATES
      37,211   UBS AG (Registered Shares)                              3,112,341
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
      21,049   Nestle S.A.
                (Registered Shares)                              $     5,493,050
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      61,252   Novartis AG
                (Registered Shares)                                    3,078,719
      13,655   Roche Holding AG                                        1,567,929
                                                                 ---------------
                                                                       4,646,648
                                                                 ---------------
               TOTAL SWITZERLAND                                      18,133,649
                                                                 ---------------

               UNITED KINGDOM (21.3%)
               ADVERTISING/MARKETING SERVICES
     152,963   WPP Group PLC                                           1,681,698
                                                                 ---------------
               AEROSPACE & DEFENSE
     715,848   Rolls-Royce Group PLC*                                  3,392,539
  22,763,966   Rolls-Royce Group PLC
                (Class B)                                                 41,493
                                                                 ---------------
                                                                       3,434,032
                                                                 ---------------
               BEVERAGES: ALCOHOLIC
     286,952   Allied Domecq PLC                                       2,824,449
     258,428   Diageo PLC                                              3,684,134
                                                                 ---------------
                                                                       6,508,583
                                                                 ---------------
               ELECTRIC UTILITIES
     196,026   Scottish & Southern
                Energy PLC                                             3,281,604
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
     513,494   Cadbury Schweppes PLC                                   4,778,419
                                                                 ---------------
               INVESTMENT MANAGERS
     220,667   Amvescap PLC                                            1,358,036
                                                                 ---------------
               LIFE/HEALTH INSURANCE
     220,337   Prudential PLC                                          1,915,106
                                                                 ---------------
               MAJOR BANKS
     305,601   Barclays PLC                                            3,436,050
     156,914   Royal Bank of Scotland
                Group PLC                                              5,274,762
                                                                 ---------------
                                                                       8,710,812
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
     426,918   Rentokil Initial PLC                              $     1,210,261
                                                                 ---------------
               OTHER TRANSPORTATION
     193,693   BAA PLC                                                 2,170,370
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     320,519   GlaxoSmithKline PLC                                     7,515,053
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
     720,595   Reed Elsevier PLC                                       6,643,420
                                                                 ---------------
               TOBACCO
     179,465   Imperial Tobacco Group PLC                              4,913,725
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
   2,125,068   Vodafone Group PLC                                      5,759,282
                                                                 ---------------
               TOTAL UNITED KINGDOM                                   59,880,401
                                                                 ---------------

               UNITED STATES (35.6%)
               AEROSPACE & DEFENSE
      79,681   Boeing Co.                                              4,125,085
      28,894   General Dynamics Corp.                                  3,022,312
      43,393   Northrop Grumman Corp.                                  2,358,844
                                                                 ---------------
                                                                       9,506,241
                                                                 ---------------
               ALUMINUM
      81,279   Alcoa, Inc.                                             2,553,786
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL
      65,694   Gap, Inc. (The)                                         1,387,457
                                                                 ---------------
               BEVERAGES: NON-ALCOHOLIC
      30,912   Coca-Cola Co. (The)                                     1,286,867
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED
      17,005   Du Pont (E.I.) de
                Nemours & Co.                                            834,095
                                                                 ---------------
               COMPUTER PROCESSING HARDWARE
     152,865   Hewlett-Packard Co.                                     3,205,579
                                                                 ---------------
               DATA PROCESSING SERVICES
      74,702   First Data Corp.                                        3,177,823
                                                                 ---------------
               ELECTRIC UTILITIES
      78,263   American Electric Power
                Co., Inc.                                              2,687,552
                                                                 ---------------
               ELECTRICAL PRODUCTS
      15,451   Emerson Electric Co.                              $     1,083,115
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     128,721   Citigroup, Inc.                                         6,201,778
      52,519   Prudential Financial, Inc.                              2,886,444
                                                                 ---------------
                                                                       9,088,222
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
      16,483   United Technologies Corp.                               1,703,518
                                                                 ---------------
               INFORMATION TECHNOLOGY SERVICES
      68,256   International Business
                Machines Corp.                                         6,728,677
                                                                 ---------------
               INTEGRATED OIL
      44,634   ChevronTexaco Corp.                                     2,343,731
      41,743   Exxon Mobil Corp.                                       2,139,746
                                                                 ---------------
                                                                       4,483,477
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
      50,032   Merrill Lynch & Co., Inc.                               2,990,413
                                                                 ---------------
               INVESTMENT MANAGERS
     109,771   Mellon Financial Corp.                                  3,414,976
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     140,046   SBC Communications, Inc.                                3,608,986
     110,322   Verizon Communications Inc.                             4,469,144
                                                                 ---------------
                                                                       8,078,130
                                                                 ---------------
               PACKAGED SOFTWARE
         525   Computer Associates
                International, Ltd.                                       16,307
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     145,186   Bristol-Myers Squibb Co.                                3,719,665
      37,600   Merck & Co., Inc.                                       1,208,464
     112,522   Pfizer, Inc.                                            3,025,717
     141,749   Wyeth                                                   6,037,090
                                                                 ---------------
                                                                      13,990,936
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS
      89,343   St. Paul Travelers Companies,
                Inc. (The)                                             3,311,945
      36,402   XL Capital Ltd. (Class A)                               2,826,615
                                                                 ---------------
                                                                       6,138,560
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PUBLISHING: NEWSPAPERS
      70,598   New York Times Co.
                (The) (Class A)                                  $     2,880,398
                                                                 ---------------
               PULP & PAPER
      55,358   Georgia-Pacific Corp.                                   2,074,818
                                                                 ---------------
               RESTAURANTS
     108,250   McDonald's Corp.                                        3,470,495
                                                                 ---------------
               SPECIALTY INSURANCE
      18,162   MBIA Inc.                                               1,149,291
                                                                 ---------------
               TOBACCO
      91,427   Altria Group, Inc.                                      5,586,190
      92,301   Loews Corp. - Carolina Group                            2,672,114
                                                                 ---------------
                                                                       8,258,304
                                                                 ---------------
               TOTAL UNITED STATES                                   100,189,037
                                                                 ---------------

               TOTAL COMMON STOCKS
                (COST $214,216,759)                                  275,618,483
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (a) (2.0%)
               U.S. GOVERNMENT AGENCY
$      5,600   Federal National Mortgage
                Assoc. 1.65% due 01/03/05
                (Cost $5,599,487)                                $     5,599,487
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $219,816,246) (b)                         100.0%              281,217,970
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                       0.0                   139,456
                                                 -----           ---------------
NET ASSETS                                       100.0%          $   281,357,426
                                                 =====           ===============

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $220,179,772. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $66,140,969 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,102,771, RESULTING IN NET UNREALIZED APPRECIATION OF $61,038,198.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
--------------------------------------------------------------------------------
Pharmaceuticals: Major                             $   36,279,315          12.9%
Integrated Oil                                         20,753,589           7.4
Major Banks                                            18,921,384           6.7
Major Telecommunications                               18,833,290           6.7
Tobacco                                                13,172,029           4.7
Aerospace & Defense                                    12,940,273           4.6
Financial Conglomerates                                12,200,563           4.3
Food: Major Diversified                                10,185,585           3.6
Beverages: Alcoholic                                    8,374,803           3.0
Wireless Telecommunications                             8,267,947           2.9
Electric Utilities                                      7,535,608           2.7
Property - Casualty
  Insurers                                              7,476,253           2.7
Information Technology
  Services                                              6,728,677           2.4
Publishing: Books/
  Magazines                                             6,643,420           2.4
Food: Specialty/Candy                                   6,466,345           2.3
Industrial Conglomerates                                5,789,705           2.1
U.S. Government Agency                                  5,599,487           2.0
Construction Materials                                  5,329,718           1.9
Investment Managers                                     4,773,012           1.7
Electronics/Appliances                                  4,088,230           1.5
Motor Vehicles                                          4,053,461           1.4
Chemicals: Major
  Diversified                                           3,894,621           1.4
Electronic Equipment/
  Instruments                                           3,778,060           1.4
Electrical Products                                     3,586,043           1.3
Household/Personal Care                                 3,477,650           1.2
Restaurants                                        $    3,470,495           1.2%
Computer Processing
  Hardware                                              3,205,579           1.1
Data Processing Services                                3,177,823           1.1
Pharmaceuticals: Other                                  3,177,669           1.1
Chemicals: Agricultural                                 3,153,728           1.1
Investment Banks/Brokers                                2,990,413           1.1
Publishing: Newspapers                                  2,880,398           1.0
Aluminum                                                2,553,786           0.9
Home Building                                           2,528,772           0.9
Other Transportation                                    2,170,370           0.8
Pulp & Paper                                            2,074,818           0.7
Semiconductors                                          2,038,064           0.7
Life/Health Insurance                                   1,915,106           0.7
Advertising/Marketing
  Services                                              1,681,698           0.6
Apparel/Footwear Retail                                 1,387,457           0.5
Beverages: Non-Alcoholic                                1,286,867           0.5
Miscellaneous Commercial
  Services                                              1,210,261           0.4
Specialty Insurance                                     1,149,291           0.4
Packaged Software                                          16,307           0.0
                                                   --------------    ----------
                                                   $  281,217,970           100%
                                                   ==============    ==========

TYPE OF INVESTMENT

Common Stocks                                      $  275,618,482          98.0%
Short-Term Investments                                  5,599,487           2.0
                                                   --------------    ----------
                                                   $  281,217,970         100.0%
                                                   ==============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EUROPEAN EQUITY
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (99.0%)
               AUSTRIA (0.8%)
               MAJOR TELECOMMUNICATIONS
      98,968   Telekom Austria AG                                $     1,873,479
                                                                 ---------------

               DENMARK (2.3%)
               BEVERAGES: ALCOHOLIC
      54,406   Carlsberg A/S (Series B)                                2,748,931
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      41,819   Novo Nordisk A/S (Series B)                             2,280,773
                                                                 ---------------
               TOTAL DENMARK                                           5,029,704
                                                                 ---------------

               FINLAND (1.3%)
               MULTI-LINE INSURANCE
     204,495   Sampo Oyj (A Shares)                                    2,819,397
                                                                 ---------------

               FRANCE (12.6%)
               BROADCASTING
      58,935   M6 Metropole Television                                 1,671,473
                                                                 ---------------
               ELECTRICAL PRODUCTS
      47,706   Schneider Electric S.A.                                 3,314,537
                                                                 ---------------
               INTEGRATED OIL
      33,323   Total S.A.                                              7,266,743
                                                                 ---------------
               INTERNET SOFTWARE/SERVICES
      49,487   Business Objects S.A.*                                  1,247,719
                                                                 ---------------
               MAJOR BANKS
      65,477   BNP Paribas S.A.                                        4,735,827
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     144,551   France Telecom S.A.*                                    4,778,353
                                                                 ---------------
               MULTI-LINE INSURANCE
     120,602   Axa                                                     2,975,283
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      24,001   Sanofi-Aventis                                          1,915,078
                                                                 ---------------
               TOTAL FRANCE                                           27,905,013
                                                                 ---------------

               GERMANY (11.0%)
               INDUSTRIAL CONGLOMERATES
      57,055   Siemens AG
                (Registered Shares)                                    4,829,686
                                                                 ---------------
               MAJOR BANKS
      22,841   Deutsche Bank AG
                (Registered Shares)                              $     2,024,609
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     249,887   Deutsche Telekom AG
                (Registered Shares)*                                   5,645,959
                                                                 ---------------
               MEDICAL/NURSING SERVICES
      26,916   Fresenius Medical Care AG                               2,162,646
                                                                 ---------------
               MOTOR VEHICLES
      72,664   Bayerische Motoren Werke
                (BMW) AG                                               3,273,688
      33,148   Volkswagen AG                                           1,500,144
                                                                 ---------------
                                                                       4,773,832
                                                                 ---------------
               MULTI-LINE INSURANCE
      36,086   Allianz AG
                (Registered Shares)                                    4,779,345
                                                                 ---------------
               TOTAL GERMANY                                          24,216,077
                                                                 ---------------

               ITALY (6.3%)
               INTEGRATED OIL
     144,125   ENI SpA                                                 3,602,540
                                                                 ---------------
               MAJOR BANKS
     280,180   SanPaolo IMI SpA                                        4,030,165
     542,891   UniCredito Italiano SpA                                 3,116,254
                                                                 ---------------
                                                                       7,146,419
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     787,246   Telecom Italia SpA                                      3,215,561
                                                                 ---------------
               TOTAL ITALY                                            13,964,520
                                                                 ---------------

               NETHERLANDS (13.9%)
               AIR FREIGHT/COURIERS
     121,029   TPG NV                                                  3,281,442
                                                                 ---------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
     246,490   ASML Holding NV*                                        3,950,291
                                                                 ---------------
               FINANCIAL CONGLOMERATES
     146,134   ING Groep NV
                (Share Certificates)                                   4,414,243
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               FOOD RETAIL
     370,237   Koninklijke Ahold NV*                             $     2,863,746
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
     118,074   Royal Numico NV*                                        4,250,807
                                                                 ---------------
               INTEGRATED OIL
     100,454   Royal Dutch Petroleum Co.                               5,772,986
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
      75,148   VNU NV                                                  2,215,935
     203,891   Wolters Kluwer NV
                (Share Certificates)                                   4,086,565
                                                                 ---------------
                                                                       6,302,500
                                                                 ---------------
               TOTAL NETHERLANDS                                      30,836,015
                                                                 ---------------

               SPAIN (6.7%)
               MAJOR BANKS
     224,060   Banco Bilbao Vizcaya
                Argentaria, S.A.                                       3,967,845
     124,667   Banco Santander Central
                Hispano, S.A.                                          1,544,550
                                                                 ---------------
                                                                       5,512,395
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
     321,347   Telefonica S.A.                                         6,043,901
                                                                 ---------------
               TOBACCO
      68,939   Altadis, S.A.                                           3,152,642
                                                                 ---------------
               TOTAL SPAIN                                            14,708,938
                                                                 ---------------

               SWEDEN (3.5%)
               INDUSTRIAL MACHINERY
      81,253   Sandvik AB                                              3,275,148
                                                                 ---------------
               METAL FABRICATIONS
     100,327   SKF AB (B Shares)                                       4,466,489
                                                                 ---------------
               TOTAL SWEDEN                                            7,741,637
                                                                 ---------------

               SWITZERLAND (7.2%)
               FINANCIAL CONGLOMERATES
      87,133   UBS AG (Registered Shares)                              7,287,835
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
     171,718   Novartis AG (Registered Shares)                         8,631,089
                                                                 ---------------
               TOTAL SWITZERLAND                                      15,918,924
                                                                 ---------------

               UNITED KINGDOM (33.4%)
               CABLE/SATELLITE TV
     473,925   British Sky Broadcasting
                Group PLC                                        $     5,110,378
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED
     534,355   Imperial Chemical Industries
                PLC                                                    2,470,893
                                                                 ---------------
               CHEMICALS: SPECIALTY
     154,386   BOC Group PLC                                           2,942,950
                                                                 ---------------
               ELECTRIC UTILITIES
     564,957   International Power PLC*                                1,674,754
                                                                 ---------------
               FOOD RETAIL
     374,974   Tesco PLC                                               2,314,871
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED
     170,165   Unilever PLC                                            1,670,025
                                                                 ---------------
               HOTELS/RESORTS/CRUISELINES
      41,049   Carnival PLC                                            2,503,016
                                                                 ---------------
               INTEGRATED OIL
     641,792   BP PLC                                                  6,255,544
     221,295   Shell Transport & Trading Co.
                PLC                                                    1,885,218
                                                                 ---------------
                                                                       8,140,762
                                                                 ---------------
               INVESTMENT MANAGERS
     410,192   Amvescap PLC                                            2,524,416
                                                                 ---------------
               LIFE/HEALTH INSURANCE
     511,536   Prudential PLC                                          4,446,123
                                                                 ---------------
               MAJOR BANKS
     330,931   Barclays PLC                                            3,720,850
     518,026   HSBC Holdings PLC                                       8,736,702
     209,777   Royal Bank of Scotland
                Group PLC                                              7,051,785
      52,157   Standard Chartered PLC                                    969,213
                                                                 ---------------
                                                                      20,478,550
                                                                 ---------------
               MEDICAL SPECIALTIES
     265,300   Smith & Nephew PLC                                      2,713,136
                                                                 ---------------
               OTHER METALS/MINERALS
     308,153   Vedanta Resources PLC                                   2,333,972
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS: MAJOR
      50,330   AstraZeneca PLC                                   $     1,824,173
     313,281   GlaxoSmithKline PLC                                     7,345,347
                                                                 ---------------
                                                                       9,169,520
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
   1,984,788   Vodafone Group PLC                                      5,379,100
                                                                 ---------------
               TOTAL UNITED KINGDOM                                   73,872,466
                                                                 ---------------

               TOTAL COMMON STOCKS
                (COST $167,714,283)                                  218,886,170
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (a) (0.9%)
               U.S. GOVERNMENT AGENCY
$      2,000   Federal National Mortgage
                Assoc. 1.65% due 01/03/05
                (COST $1,999,817)                                $     1,999,817
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $169,714,100) (b)                          99.9%              220,885,987
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                       0.1                   130,019
                                                 -----           ---------------
NET ASSETS                                       100.0%          $   221,016,006
                                                 =====           ===============

   *    NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $172,748,717. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $48,765,948 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $628,678, RESULTING IN NET UNREALIZED APPRECIATION OF $48,137,270.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EUROPEAN EQUITY
SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
--------------------------------------------------------------------------------
Major Banks                                        $   39,897,800          18.0%
Integrated Oil                                         24,783,031          11.2
Pharmaceuticals: Major                                 21,996,460          10.0
Major
  Telecommunications                                   21,557,253           9.8
Financial Conglomerates                                11,702,078           5.3
Multi-Line Insurance                                   10,574,025           4.8
Publishing: Books/
  Magazines                                             6,302,500           2.8
Wireless
  Telecommunications                                    5,379,100           2.4
Food Retail                                             5,178,617           2.3
Cable/Satellite TV                                      5,110,378           2.3
Industrial Conglomerates                                4,829,686           2.2
Motor Vehicles                                          4,773,832           2.2
Metal Fabrications                                      4,466,489           2.0
Life/Health Insurance                                   4,446,123           2.0
Food: Specialty/Candy                                   4,250,807           1.9
Electronic Production
  Equipment                                             3,950,291           1.8
Electrical Products                                     3,314,537           1.5
Air Freight/Couriers                                    3,281,442           1.5
Industrial Machinery                                    3,275,148           1.5
Tobacco                                                 3,152,642           1.4
Chemicals: Specialty                               $    2,942,950           1.3%
Beverages: Alcoholic                                    2,748,931           1.2
Medical Specialties                                     2,713,136           1.2
Investment Managers                                     2,524,416           1.1
Hotels/Resorts/
  Cruiselines                                           2,503,016           1.1
Chemicals: Major
  Diversified                                           2,470,893           1.1
Other Metals/Minerals                                   2,333,972           1.1
Medical/Nursing Services                                2,162,646           1.0
U.S. Government Agency                                  1,999,817           0.9
Electric Utilities                                      1,674,754           0.8
Broadcasting                                            1,671,473           0.8
Food: Major Diversified                                 1,670,025           0.8
Internet Software/
  Services                                              1,247,719           0.6
                                                   --------------    ----------
                                                   $  220,885,987          99.9%
                                                   ==============    ==========

TYPE OF INVESTMENTS

Common Stocks                                      $  218,886,170          99.0%
Short-Term Investment                                   1,999,817           0.9
                                                   --------------    ----------
                                                   $  220,885,987          99.9%
                                                   ==============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (95.3%)
               ADVERTISING/MARKETING
               SERVICES (1.1%)
     162,900   Lamar Advertising Co.
                (Class A)*                                       $     6,968,862
                                                                 ---------------
               APPAREL/FOOTWEAR (1.2%)
     143,700   Coach, Inc.*                                            8,104,680
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL (1.0%)
     136,800   Chico's FAS, Inc.*                                      6,228,504
                                                                 ---------------
               BIOTECHNOLOGY (4.8%)
      82,200   Amgen Inc.*                                             5,273,130
     125,800   Biogen Idec Inc.*                                       8,379,538
      48,600   Genentech, Inc.*                                        2,645,784
      99,700   Genzyme Corp.*                                          5,789,579
     266,300   Gilead Sciences, Inc.*                                  9,317,837
                                                                 ---------------
                                                                      31,405,868
                                                                 ---------------
               BROADCASTING (0.6%)
     128,800   Univision Communications Inc.
                (Class A)*                                             3,769,976
                                                                 ---------------
               CASINO/GAMING (3.5%)
     255,300   GTECH Holdings Corp.                                    6,625,035
      71,015   Las Vegas Sands Corp.*                                  3,408,720
     149,000   Station Casinos, Inc.                                   8,147,320
      68,600   Wynn Resorts, Ltd.*                                     4,590,712
                                                                 ---------------
                                                                      22,771,787
                                                                 ---------------
               CHEMICALS: AGRICULTURAL (0.9%)
      73,300   Potash Corp. of Saskatchewan,
                Inc. (Canada)                                          6,088,298
                                                                 ---------------
               COAL (2.6%)
     206,800   Peabody Energy Corp.                                   16,732,188
                                                                 ---------------
               COMPUTER
               COMMUNICATIONS (0.4%)
      88,200   Juniper Networks, Inc.*                                 2,398,158
                                                                 ---------------
               COMPUTER PROCESSING
               HARDWARE (1.6%)
     250,800   Dell Inc.*                                             10,568,712
                                                                 ---------------
               DATA PROCESSING SERVICES (1.2%)
     141,800   CheckFree Corp.*                                  $     5,399,744
      57,900   First Data Corp.                                        2,463,066
                                                                 ---------------
                                                                       7,862,810
                                                                 ---------------
               DISCOUNT STORES (0.5%)
     103,800   Dollar Tree Stores, Inc.*                               2,976,984
                                                                 ---------------
               ELECTRICAL PRODUCTS (1.3%)
     123,000   Cooper Industries Ltd.
                (Class A) (Bermuda)                                    8,350,470
                                                                 ---------------
               FINANCE/RENTAL/LEASING (1.7%)
      35,100   Capital One Financial Corp.                             2,955,771
     106,800   Freddie Mac                                             7,871,160
                                                                 ---------------
                                                                      10,826,931
                                                                 ---------------
               FINANCIAL CONGLOMERATES (0.4%)
      47,500   American Express Co.                                    2,677,575
                                                                 ---------------
               FINANCIAL PUBLISHING/
               SERVICES (1.3%)
      99,700   Moody's Corp.                                           8,658,945
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED (0.5%)
      77,500   Kellogg Co.                                             3,461,150
                                                                 ---------------
               HOME IMPROVEMENT
               CHAINS (0.4%)
      65,000   Home Depot, Inc. (The)                                  2,778,100
                                                                 ---------------
               HOTELS/RESORTS/
               CRUISELINES (1.8%)
     137,900   Carnival Corp. (Panama)                                 7,947,177
      69,200   Royal Caribbean Cruises Ltd.
                (Liberia)                                              3,767,248
                                                                 ---------------
                                                                      11,714,425
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE (1.7%)
      41,600   Clorox Co. (The)                                        2,451,488
     121,400   Estee Lauder Companies, Inc.
                (The) (Class A)                                        5,556,478
      67,320   Gillette Co. (The)                                      3,014,590
                                                                 ---------------
                                                                      11,022,556
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (2.6%)
      60,400   Danaher Corp.                                     $     3,467,564
     109,600   General Electric Co.                                    4,000,400
     175,500   Tyco International Ltd.
                (Bermuda)                                              6,272,370
      32,100   United Technologies Corp.                               3,317,535
                                                                 ---------------
                                                                      17,057,869
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES (1.5%)
     223,200   Cognizant Technology Solutions
                Corp. (Class A)*                                       9,448,056
                                                                 ---------------
               INSURANCE BROKERS/
               SERVICES (0.8%)
     112,700   ChoicePoint Inc.*                                       5,183,073
                                                                 ---------------
               INTEGRATED OIL (1.3%)
     229,200   Suncor Energy, Inc. (Canada)                            8,113,680
                                                                 ---------------
               INTERNET RETAIL (0.8%)
      73,600   Overstock.com, Inc.*                                    5,078,400
                                                                 ---------------
               INTERNET SOFTWARE/
               SERVICES (3.2%)
     560,700   Yahoo! Inc.*                                           21,127,176
                                                                 ---------------
               INVESTMENT BANKS/BROKERS (3.2%)
      10,400   Chicago Mercantile Exchange
                (The)                                                  2,378,480
      80,650   Goldman Sachs Group,
                Inc. (The)                                             8,390,826
     145,000   Greenhill & Co., Inc.                                   4,161,500
      84,050   Legg Mason, Inc.                                        6,157,503
                                                                 ---------------
                                                                      21,088,309
                                                                 ---------------
               MAJOR BANKS (0.8%)
     106,900   Bank of America Corp.                                   5,023,231
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS (1.3%)
     345,800   Sprint Corp. (FON Group)                                8,593,130
                                                                 ---------------
               MANAGED HEALTH CARE (0.7%)
      52,600   UnitedHealth Group Inc.                                 4,630,378
                                                                 ---------------
               MEDIA CONGLOMERATES (0.4%)
     134,200   Time Warner, Inc.*                                      2,608,848
                                                                 ---------------
               MEDICAL SPECIALTIES (8.3%)
     107,300   Alcon, Inc. (Switzerland)                         $     8,648,380
     214,000   Dade Behring Holdings Inc.*                            11,984,000
      50,100   Fisher Scientific International,
                Inc.*                                                  3,125,238
     118,300   INAMED Corp.*                                           7,482,475
     198,600   Kinetic Concepts, Inc.*                                15,153,180
      61,200   Medtronic, Inc.                                         3,039,804
      61,000   Zimmer Holdings, Inc.*                                  4,887,320
                                                                 ---------------
                                                                      54,320,397
                                                                 ---------------
               MEDICAL/NURSING SERVICES (1.1%)
     348,200   VCA Antech, Inc.*                                       6,824,720
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (1.2%)
     109,600   Iron Mountain Inc.*                                     3,341,704
     104,500   Laureate Education Inc.*                                4,607,405
                                                                 ---------------
                                                                       7,949,109
                                                                 ---------------
               OIL & GAS PRODUCTION (3.7%)
     496,600   Ultra Petroleum Corp.
                (Canada)*                                             23,901,358
                                                                 ---------------
               OILFIELD SERVICES/
               EQUIPMENT (0.7%)
     120,400   Halliburton Co.                                         4,724,496
                                                                 ---------------
               OTHER CONSUMER SERVICES (6.0%)
     152,840   Apollo Group, Inc. (Class A)*                          12,335,716
     207,700   eBay Inc.*                                             24,151,356
      91,300   Shopping.com Ltd.*                                      2,579,225
                                                                 ---------------
                                                                      39,066,297
                                                                 ---------------
               PACKAGED SOFTWARE (7.0%)
     126,200   Adobe Systems, Inc.*                                    7,917,788
         652   Computer Associates
                International, Inc.                                       20,251
     296,800   McAfee Inc.*                                            8,586,424
     896,400   Microsoft Corp.                                        23,942,844
      66,700   SAP AG (ADR) (Germany)                                  2,948,807
      88,100   Symantec Corp.*                                         2,269,456
                                                                 ---------------
                                                                      45,685,570
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS: MAJOR (2.4%)
     144,800   Johnson & Johnson                                 $     9,183,216
     317,200   Schering-Plough Corp.                                   6,623,136
                                                                 ---------------
                                                                      15,806,352
                                                                 ---------------
               PRECIOUS METALS (3.7%)
     180,600   Glamis Gold Ltd. (Canada)*                              3,099,096
     473,400   Newmont Mining Corp.                                   21,023,694
                                                                 ---------------
                                                                      24,122,790
                                                                 ---------------
               PROPERTY - CASUALTY
               INSURERS (1.0%)
       2,299   Berkshire Hathaway, Inc.
                (Class B)*                                             6,749,864
                                                                 ---------------
               RECREATIONAL PRODUCTS (2.2%)
     436,600   WMS Industries, Inc.*                                  14,643,564
                                                                 ---------------
               RESTAURANTS (1.3%)
     285,300   Sonic Corp.*                                            8,701,650
                                                                 ---------------
               SEMICONDUCTORS (2.1%)
     393,500   Marvell Technology Group Ltd.
                (Bermuda)*                                            13,957,445
                                                                 ---------------
               SPECIALTY STORES (3.9%)
     233,700   Claire's Stores, Inc.                                   4,966,125
     128,600   Dick's Sporting Goods, Inc.*                            4,520,290
      57,300   Guitar Center, Inc.*                                    3,019,137
     277,430   PETsMART, Inc.                                          9,857,088
     139,200   Toys 'R' Us, Inc.*                                      2,849,424
                                                                 ---------------
                                                                      25,212,064
                                                                 ---------------
               SPECIALTY
               TELECOMMUNICATIONS (2.2%)
     878,161   Crown Castle International
                Corp.*                                                14,612,599
                                                                 ---------------
               TELECOMMUNICATION
               EQUIPMENT (2.9%)
     450,050   QUALCOMM Inc.                                          19,082,120
                                                                 ---------------
               WIRELESS
               TELECOMMUNICATIONS (0.5%)
     118,100   Nextel Communications, Inc.
                (Class A)*                                             3,543,000
                                                                 ---------------

                TOTAL COMMON STOCKS
                 (COST $520,150,032)                                 622,222,524
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (a) (3.7%)
               U.S. GOVERNMENT AGENCY
$     24,400   Federal National Mortgage
                Assoc. 1.65% due 01/03/05
                (COST $24,397,763)                               $    24,397,763
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $544,547,795) (b)                          99.0%              646,620,287
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                       1.0                 6,206,500
                                                 -----           ---------------
NET ASSETS                                       100.0%          $   652,826,787
                                                 =====           ===============

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $545,682,790. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $104,673,383 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,735,886, RESULTING IN NET UNREALIZED APPRECIATION OF $100,937,497.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EQUITY
SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
Medical Specialties                                $   54,320,397           8.3%
Packaged Software                                      45,685,570           7.0
Other Consumer Services                                39,066,297           6.0
Biotechnology                                          31,405,868           4.8
Specialty Stores                                       25,212,064           3.9
U.S. Government Agency                                 24,397,763           3.7
Precious Metals                                        24,122,790           3.7
Oil & Gas Production                                   23,901,358           3.7
Casino/Gaming                                          22,771,787           3.5
Internet Software/Services                             21,127,176           3.2
Investment Banks/Brokers                               21,088,309           3.2
Telecommunication
  Equipment                                            19,082,120           2.9
Industrial Conglomerates                               17,057,869           2.6
Coal                                                   16,732,188           2.6
Pharmaceuticals: Major                                 15,806,352           2.4
Recreational Products                                  14,643,564           2.2
Specialty
  Telecommunications                                   14,612,599           2.2
Semiconductors                                         13,957,445           2.1
Hotels/Resorts/Cruiselines                             11,714,425           1.8
Household/Personal Care                                11,022,556           1.7
Finance/Rental/Leasing                                 10,826,931           1.7
Computer Processing
  Hardware                                             10,568,712           1.6
Information Technology
  Services                                              9,448,056           1.5
Restaurants                                             8,701,650           1.3
Financial Publishing/Services                           8,658,945           1.3
Major Telecommunications                                8,593,130           1.3
Electrical Products                                     8,350,470           1.3
Integrated Oil                                          8,113,680           1.3
Apparel/Footwear                                        8,104,680           1.2
Miscellaneous Commercial
  Services                                              7,949,109           1.2
Data Processing Services                                7,862,810           1.2
Advertising/Marketing
  Services                                              6,968,862           1.1
Medical/Nursing Services                                6,824,720           1.1
Property - Casualty Insurers                       $    6,749,864           1.0%
Apparel/Footwear Retail                                 6,228,504           1.0
Chemicals: Agricultural                                 6,088,298           0.9
Insurance Brokers/Services                              5,183,073           0.8
Internet Retail                                         5,078,400           0.8
Major Banks                                             5,023,231           0.8
Oilfield Services/Equipment                             4,724,496           0.7
Managed Health Care                                     4,630,378           0.7
Broadcasting                                            3,769,976           0.6
Wireless
  Telecommunications                                    3,543,000           0.5
Food: Major Diversified                                 3,461,150           0.5
Discount Stores                                         2,976,984           0.5
Home Improvement Chains                                 2,778,100           0.4
Financial Conglomerates                                 2,677,575           0.4
Media Conglomerates                                     2,608,848           0.4
Computer Communications                                 2,398,158           0.4
                                                   --------------    ----------
                                                   $  646,620,287          99.0%
                                                   ==============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - S&P 500 INDEX
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (98.2%)
               ADVERTISING/MARKETING
               SERVICES (0.2%)
      10,922   Interpublic Group of Companies,
                Inc. (The)*                                      $       146,355
       4,812   Omnicom Group, Inc.                                       405,748
                                                                 ---------------
                                                                         552,103
                                                                 ---------------
               AEROSPACE & DEFENSE (1.3%)
      21,684   Boeing Co.                                              1,122,581
       5,173   General Dynamics Corp.                                    541,096
       3,072   Goodrich Corp.                                            100,270
       2,974   L-3 Communications Holdings,
                Inc.                                                     217,816
      11,433   Lockheed Martin Corp.                                     635,103
       9,510   Northrop Grumman Corp.                                    516,964
      11,675   Raytheon Co.                                              453,340
       4,559   Rockwell Collins, Inc.                                    179,807
                                                                 ---------------
                                                                       3,766,977
                                                                 ---------------
               AGRICULTURAL COMMODITIES/
               MILLING (0.1%)
      16,904   Archer-Daniels-Midland Co.                                377,128
                                                                 ---------------
               AIR FREIGHT/COURIERS (1.1%)
       7,763   FedEx Corp.                                               764,578
      28,947   United Parcel Service, Inc.
                (Class B)                                              2,473,811
                                                                 ---------------
                                                                       3,238,389
                                                                 ---------------
               AIRLINES (0.1%)
       3,342   Delta Air Lines, Inc.*                                     24,998
      20,190   Southwest Airlines Co.                                    328,693
                                                                 ---------------
                                                                         353,691
                                                                 ---------------
               ALTERNATIVE POWER
               GENERATION (0.0%)
      13,800   Calpine Corp.*                                             54,372
                                                                 ---------------
               ALUMINUM (0.2%)
      22,482   Alcoa, Inc.                                               706,384
                                                                 ---------------
               APPAREL/FOOTWEAR (0.5%)
       4,433   Cintas Corp.*                                             194,431
       4,879   Coach, Inc.*                                              275,176
       3,157   Jones Apparel Group, Inc.                                 115,451
       2,803   Liz Claiborne, Inc.                               $       118,315
       6,779   Nike, Inc. (Class B)                                      614,788
       1,511   Reebok International Ltd.                                  66,484
       2,869   V.F. Corp.                                                158,885
                                                                 ---------------
                                                                       1,543,530
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL (0.4%)
      22,643   Gap, Inc. (The)                                           478,220
      10,497   Limited Brands, Inc.                                      241,641
       3,618   Nordstrom, Inc.                                           169,069
      12,445   TJX Companies, Inc. (The)                                 312,743
                                                                 ---------------
                                                                       1,201,673
                                                                 ---------------
               AUTO PARTS: O.E.M. (0.3%)
       3,815   Dana Corp.                                                 66,114
      14,494   Delphi Corp.                                              130,736
       3,923   Eaton Corp.                                               283,868
       4,916   Johnson Controls, Inc.                                    311,871
       3,311   Visteon Corp.                                              32,348
                                                                 ---------------
                                                                         824,937
                                                                 ---------------
               AUTOMOTIVE AFTERMARKET (0.0%)
       1,912   Cooper Tire & Rubber Co.                                   41,204
       4,480   Goodyear Tire & Rubber Co.
                (The)*                                                    65,677
                                                                 ---------------
                                                                         106,881
                                                                 ---------------
               BEVERAGES: ALCOHOLIC (0.4%)
      20,405   Anheuser-Busch Companies,
                Inc.                                                   1,035,146
       3,135   Brown-Forman Corp. (Class B)                              152,612
         960   Coors (Adolph) Co. (Class B)                               72,643
                                                                 ---------------
                                                                       1,260,401
                                                                 ---------------
               BEVERAGES: NON-ALCOHOLIC (1.0%)
      62,487   Coca-Cola Co. (The)                                     2,601,334
      12,119   Coca-Cola Enterprises Inc.                                252,681
       6,459   Pepsi Bottling Group, Inc.
                (The)                                                    174,651
                                                                 ---------------
                                                                       3,028,666
                                                                 ---------------
               BIOTECHNOLOGY (1.3%)
      32,804   Amgen Inc.*                                             2,104,377
       8,615   Biogen Idec Inc.*                                         573,845

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
       4,796   Chiron Corp.*                                     $       159,851
       5,926   Genzyme Corp.*                                            344,123
      11,181   Gilead Sciences, Inc.*                                    391,223
       6,424   MedImmune, Inc.*                                          174,155
       1,274   Millipore Corp.*                                           63,458
                                                                 ---------------
                                                                       3,811,032
                                                                 ---------------
               BROADCASTING (0.3%)
      14,813   Clear Channel Communications,
                Inc.                                                     496,087
       8,347   Univision Communications Inc.
                (Class A)*                                               244,317
                                                                 ---------------
                                                                         740,404
                                                                 ---------------
               BUILDING PRODUCTS (0.2%)
       5,540   American Standard Companies,
                Inc.*                                                    228,913
      11,570   Masco Corp.                                               422,652
                                                                 ---------------
                                                                         651,565
                                                                 ---------------
               CABLE/SATELLITE TV (0.6%)
      57,333   Comcast Corp. (Class A)*                                1,908,042
                                                                 ---------------
               CASINO/GAMING (0.2%)
       2,894   Harrah's Entertainment, Inc.                              193,580
       8,901   International Game Technology                             306,016
                                                                 ---------------
                                                                         499,596
                                                                 ---------------
               CHEMICALS: AGRICULTURAL (0.1%)
       6,823   Monsanto Co.                                              379,018
                                                                 ---------------
               CHEMICALS: MAJOR
               DIVERSIFIED (1.0%)
      24,354   Dow Chemical Co. (The)                                  1,205,767
      25,651   Du Pont (E.I.) de
                Nemours & Co.                                          1,258,182
       2,013   Eastman Chemical Co.                                      116,210
       3,178   Engelhard Corp.                                            97,469
       2,856   Hercules Inc.*                                             42,412
       5,807   Rohm & Haas Co.                                           256,844
                                                                 ---------------
                                                                       2,976,884
                                                                 ---------------
               CHEMICALS: SPECIALTY (0.3%)
       5,871   Air Products & Chemicals, Inc.                            340,342
       1,298   Great Lakes Chemical Corp.                                 36,980
       8,387   Praxair, Inc.                                     $       370,286
       1,783   Sigma-Aldrich Corp.                                       107,800
                                                                 ---------------
                                                                         855,408
                                                                 ---------------
               COMMERCIAL PRINTING/
               FORMS (0.1%)
       5,672   Donnelley (R.R.) & Sons Co.                               200,165
                                                                 ---------------
               COMPUTER
               COMMUNICATIONS (1.2%)
      11,824   Avaya Inc.*                                               203,373
     170,064   Cisco Systems, Inc.*                                    3,282,235
       2,390   QLogic Corp.*                                              87,785
                                                                 ---------------
                                                                       3,573,393
                                                                 ---------------
               COMPUTER PERIPHERALS (0.5%)
      61,889   EMC Corp.*                                                920,289
       3,334   Lexmark International, Inc.
                (Class A)*                                               283,390
       9,266   Network Appliance, Inc.*                                  307,817
                                                                 ---------------
                                                                       1,511,496
                                                                 ---------------
               COMPUTER PROCESSING
               HARDWARE (1.9%)
      10,384   Apple Computer, Inc.*                                     668,730
      64,162   Dell Inc.*                                              2,703,787
       9,523   Gateway, Inc.*                                             57,233
      77,995   Hewlett-Packard Co.                                     1,635,555
       2,407   NCR Corp.*                                                166,637
      86,858   Sun Microsystems, Inc.*                                   467,296
                                                                 ---------------
                                                                       5,699,238
                                                                 ---------------
               CONSTRUCTION MATERIALS (0.1%)
           1   Eagle Materials, Inc.                                          84
       2,645   Vulcan Materials Co.                                      144,443
                                                                 ---------------
                                                                         144,527
                                                                 ---------------
               CONTAINERS/PACKAGING (0.2%)
       2,908   Ball Corp.                                                127,894
       2,732   Bemis Company, Inc.                                        79,474
       3,840   Pactiv Corp.*                                              97,114
       2,146   Sealed Air Corp.*                                         114,317
       1,446   Temple-Inland Inc.                                         98,906
                                                                 ---------------
                                                                         517,705
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               CONTRACT DRILLING (0.3%)
       3,861   Nabors Industries, Ltd.
                (Bermuda)*                                       $       198,031
       3,496   Noble Corp. (Cayman Islands)*                             173,891
       2,770   Rowan Companies, Inc.*                                     71,743
       8,305   Transocean Inc.
                (Cayman Islands)*                                        352,049
                                                                 ---------------
                                                                         795,714
                                                                 ---------------
               DATA PROCESSING SERVICES (1.0%)
       3,320   Affiliated Computer Services,
                Inc. (Class A)*                                          199,831
      15,045   Automatic Data Processing,
                Inc.                                                     667,246
       4,888   Computer Sciences Corp.*                                  275,537
       3,642   Convergys Corp.*                                           54,594
      21,432   First Data Corp.                                          911,717
       5,051   Fiserv, Inc.*                                             203,000
       9,768   Paychex, Inc.                                             332,893
       7,461   SunGard Data Systems Inc.*                                211,370
                                                                 ---------------
                                                                       2,856,188
                                                                 ---------------
               DEPARTMENT STORES (0.5%)
       2,134   Dillard's, Inc. (Class A)                                  57,341
       4,370   Federated Department Stores,
                Inc.                                                     252,542
       8,861   Kohl's Corp.*                                             435,695
       7,541   May Department Stores Co.                                 221,705
       7,363   Penney (J.C.) Co., Inc.                                   304,828
       5,341   Sears, Roebuck & Co.                                      272,551
                                                                 ---------------
                                                                       1,544,662
                                                                 ---------------
               DISCOUNT STORES (2.7%)
       2,943   Big Lots, Inc.*                                            35,699
      12,115   Costco Wholesale Corp.                                    586,487
       8,463   Dollar General Corp.                                      175,776
       4,300   Family Dollar Stores, Inc.                                134,289
      23,126   Target Corp.                                            1,200,933
     109,374   Wal-Mart Stores, Inc.                                   5,777,135
                                                                 ---------------
                                                                       7,910,319
                                                                 ---------------
               DRUGSTORE CHAINS (0.5%)
      10,332   CVS Corp.                                         $       465,663
      26,395   Walgreen Co.                                            1,012,776
                                                                 ---------------
                                                                       1,478,439
                                                                 ---------------
               ELECTRIC UTILITIES (2.6%)
      16,757   AES Corp. (The)*                                          229,068
       3,545   Allegheny Energy, Inc.*                                    69,872
       5,031   Ameren Corp.                                              252,254
      10,220   American Electric Power Co.,
                Inc.                                                     350,955
       7,950   CenterPoint Energy, Inc.                                   89,835
       4,681   Cinergy Corp.                                             194,870
       5,029   CMS Energy Corp.*                                          52,553
       6,251   Consolidated Edison, Inc.                                 273,481
       4,542   Constellation Energy Group,
                Inc.                                                     198,531
       8,560   Dominion Resources, Inc.                                  579,854
       4,493   DTE Energy Co.                                            193,783
      24,707   Duke Energy Corp.                                         625,828
       8,415   Edison International                                      269,532
       5,773   Entergy Corp.                                             390,197
      17,112   Exelon Corp.                                              754,126
       8,427   FirstEnergy Corp.                                         332,951
       4,793   FPL Group, Inc.                                           358,277
      10,412   PG&E Corp.*                                               346,511
       2,365   Pinnacle West Capital Corp.                               105,030
       4,827   PPL Corp.                                                 257,183
       6,380   Progress Energy, Inc.                                     288,631
       6,061   Public Service Enterprise
                Group, Inc.                                              313,778
      19,104   Southern Co. (The)                                        640,366
       5,157   TECO Energy, Inc.                                          79,108
       6,204   TXU Corp.                                                 400,530
      10,340   Xcel Energy, Inc.                                         188,188
                                                                 ---------------
                                                                       7,835,292
                                                                 ---------------
               ELECTRICAL PRODUCTS (0.4%)
       4,940   American Power Conversion
                Corp.                                                    105,716
       2,370   Cooper Industries Ltd. (Class A)
                (Bermuda)                                                160,899

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
      10,840   Emerson Electric Co.                              $       759,884
       4,845   Molex Inc.                                                145,350
       2,142   Power-One, Inc.*                                           19,107
                                                                 ---------------
                                                                       1,190,956
                                                                 ---------------
               ELECTRONIC COMPONENTS (0.1%)
       5,204   Jabil Circuit, Inc.*                                      133,118
      13,460   Sanmina-SCI Corp.*                                        114,006
      25,075   Solectron Corp.*                                          133,650
                                                                 ---------------
                                                                         380,774
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS (0.5%)
      12,542   Agilent Technologies, Inc.*                               302,262
      37,294   JDS Uniphase Corp.*                                       118,222
       4,757   Rockwell Automation, Inc.                                 235,709
       3,960   Scientific-Atlanta, Inc.                                  130,720
       6,215   Symbol Technologies, Inc.                                 107,520
       2,325   Tektronix, Inc.                                            70,238
       4,131   Thermo Electron Corp.*                                    124,715
      24,628   Xerox Corp.*                                              418,922
                                                                 ---------------
                                                                       1,508,308
                                                                 ---------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (0.4%)
      43,860   Applied Materials, Inc.*                                  750,006
       5,048   KLA-Tencor Corp.*                                         235,136
       3,610   Novellus Systems, Inc.*                                   100,683
       4,960   Teradyne, Inc.*                                            84,667
                                                                 ---------------
                                                                       1,170,492
                                                                 ---------------
               ELECTRONICS/APPLIANCE
               STORES (0.2%)
       8,378   Best Buy Co., Inc.                                        497,821
       5,079   Circuit City Stores - Circuit
                City Group                                                79,436
       4,079   RadioShack Corp.                                          134,117
                                                                 ---------------
                                                                         711,374
                                                                 ---------------
               ELECTRONICS/APPLIANCES (0.1%)
       7,404   Eastman Kodak Co.                                         238,779
       2,017   Maytag Corp.                                               42,559
       1,716   Whirlpool Corp.                                           118,764
                                                                 ---------------
                                                                         400,102
                                                                 ---------------
               ENGINEERING &
               CONSTRUCTION (0.0%)
       2,164   Fluor Corp.                                       $       117,960
                                                                 ---------------
               ENVIRONMENTAL SERVICES (0.2%)
       8,130   Allied Waste Industries, Inc.*                             75,446
      14,776   Waste Management, Inc.                                    442,393
                                                                 ---------------
                                                                         517,839
                                                                 ---------------
               FINANCE/RENTAL/LEASING (2.1%)
       6,269   Capital One Financial Corp.                               527,912
       5,428   CIT Group, Inc.                                           248,711
      14,990   Countrywide Financial Corp.                               554,780
      24,998   Fannie Mae                                              1,780,108
      17,809   Freddie Mac                                             1,312,523
      32,998   MBNA Corp.                                                930,214
       7,570   Providian Financial Corp.*                                124,678
       1,645   Ryder System, Inc.                                         78,582
      11,101   SLM Corp.                                                 592,682
                                                                 ---------------
                                                                       6,150,190
                                                                 ---------------
               FINANCIAL CONGLOMERATES (4.5%)
      32,418   American Express Co.                                    1,827,403
     134,035   Citigroup, Inc. (Note 4)                                6,457,806
      92,007   JP Morgan Chase & Co.                                   3,589,193
       7,928   Principal Financial Group, Inc.                           324,572
      13,261   Prudential Financial, Inc.                                728,825
       8,592   State Street Corp.                                        422,039
                                                                 ---------------
                                                                      13,349,838
                                                                 ---------------
               FINANCIAL PUBLISHING/
               SERVICES (0.3%)
       3,481   Equifax, Inc.                                              97,816
       4,905   McGraw-Hill Companies,
                Inc. (The)                                               449,004
       3,820   Moody's Corp.                                             331,767
                                                                 ---------------
                                                                         878,587
                                                                 ---------------
               FOOD DISTRIBUTORS (0.2%)
      16,524   SYSCO Corp.                                               630,721
                                                                 ---------------
               FOOD RETAIL (0.3%)
       9,506   Albertson's, Inc.                                         227,003
      19,089   Kroger Co.*                                               334,821

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
      11,558   Safeway Inc.*                                     $       228,155
       3,474   Supervalu, Inc.                                           119,922
                                                                 ---------------
                                                                         909,901
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED (1.6%)
      10,627   Campbell Soup Co.                                         317,641
      13,283   Conagra Foods Inc.                                        391,184
       9,410   General Mills, Inc.                                       467,771
       9,022   Heinz (H.J.) Co.                                          351,768
      10,664   Kellogg Co.                                               476,254
      43,505   PepsiCo, Inc.                                           2,270,961
      20,268   Sara Lee Corp.                                            489,270
                                                                 ---------------
                                                                       4,764,849
                                                                 ---------------
               FOOD: SPECIALTY/CANDY (0.3%)
       6,356   Hershey Foods Corp.                                       353,012
       3,531   McCormick & Co.,
                Inc. (Non-Voting)                                        136,297
       5,797   Wrigley (Wm.) Jr. Co.                                     401,094
                                                                 ---------------
                                                                         890,403
                                                                 ---------------
               FOREST PRODUCTS (0.2%)
       2,842   Louisiana-Pacific Corp.                                    75,995
       6,195   Weyerhaeuser Co.                                          416,428
                                                                 ---------------
                                                                         492,423
                                                                 ---------------
               GAS DISTRIBUTORS (0.2%)
       9,697   Dynegy, Inc. (Class A)*                                    44,800
       4,148   KeySpan Corp.                                             163,639
       1,126   Nicor Inc.                                                 41,594
       6,983   NiSource, Inc.                                            159,073
         961   Peoples Energy Corp.                                       42,236
       6,028   Sempra Energy                                             221,107
                                                                 ---------------
                                                                         672,449
                                                                 ---------------
               HOME BUILDING (0.2%)
       3,210   Centex Corp.                                              191,252
       1,196   KB Home                                                   124,862
       3,294   Pulte Homes, Inc.                                         210,157
                                                                 ---------------
                                                                         526,271
                                                                 ---------------
               HOME FURNISHINGS (0.1%)
       4,898   Leggett & Platt, Inc.                                     139,250
       7,097   Newell Rubbermaid, Inc.                                   171,676
                                                                 ---------------
                                                                         310,926
                                                                 ---------------
               HOME IMPROVEMENT
               CHAINS (1.3%)
      56,715   Home Depot, Inc. (The)                            $     2,423,999
      19,958   Lowe's Companies, Inc.                                  1,149,381
       3,637   Sherwin-Williams Co.                                      162,319
                                                                 ---------------
                                                                       3,735,699
                                                                 ---------------
               HOSPITAL/NURSING
               MANAGEMENT (0.3%)
      10,879   HCA, Inc.                                                 434,725
       6,286   Health Management Associates,
                Inc. (Class A)                                           142,818
       2,234   Manor Care, Inc.                                           79,151
      12,053   Tenet Healthcare Corp.*                                   132,342
                                                                 ---------------
                                                                         789,036
                                                                 ---------------
               HOTELS/RESORTS/CRUISELINES (0.6%)
      16,356   Carnival Corp. (Panama)                                   942,596
       9,970   Hilton Hotels Corp.                                       226,718
       5,775   Marriott International,
                Inc. (Class A)                                           363,710
       5,353   Starwood Hotels &
                Resorts Worldwide, Inc.                                  312,615
                                                                 ---------------
                                                                       1,845,639
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE (2.4%)
       2,350   Alberto-Culver Co. (Class B)                              114,140
      12,215   Avon Products, Inc.                                       472,720
       3,925   Clorox Co. (The)                                          231,300
      13,696   Colgate-Palmolive Co.                                     700,687
      25,641   Gillette Co. (The)                                      1,148,204
       2,434   International Flavors &
                Fragrances, Inc.                                         104,273
      12,596   Kimberly-Clark Corp.                                      828,943
      65,515   Procter & Gamble Co. (The)                              3,608,566
                                                                 ---------------
                                                                       7,208,833
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (5.7%)
      20,107   3M Co.                                                  1,650,181
       7,971   Danaher Corp.                                             457,615
     273,046   General Electric Co.**                                  9,966,179
      22,216   Honeywell International, Inc.                             786,669

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
       4,448   Ingersoll-Rand Co. Ltd.
                (Class A) (Bermuda)                              $       357,174
       2,384   ITT Industries, Inc.                                      201,329
       3,541   Textron, Inc.                                             261,326
      51,954   Tyco International Ltd.
                (Bermuda)                                              1,856,836
      13,199   United Technologies Corp.                               1,364,117
                                                                 ---------------
                                                                      16,901,426
                                                                 ---------------
               INDUSTRIAL MACHINERY (0.3%)
       7,637   Illinois Tool Works Inc.                                  707,797
       3,086   Parker-Hannifin Corp.                                     233,734
                                                                 ---------------
                                                                         941,531
                                                                 ---------------
               INDUSTRIAL SPECIALTIES (0.2%)
       6,656   Ecolab Inc.                                               233,825
       4,439   PPG Industries, Inc.                                      302,562
                                                                 ---------------
                                                                         536,387
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES (1.7%)
       4,375   Citrix Systems, Inc.*                                     107,319
      13,271   Electronic Data Systems
                Corp.                                                    306,560
      42,994   International Business
                Machines Corp.                                         4,238,348
       9,704   PeopleSoft, Inc.*                                         256,962
       8,676   Unisys Corp.*                                              88,322
                                                                 ---------------
                                                                       4,997,511
                                                                 ---------------
               INSURANCE BROKERS/
               SERVICES (0.2%)
       8,173   AON Corp.                                                 195,008
      13,609   Marsh & McLennan
                Companies, Inc.                                          447,736
                                                                 ---------------
                                                                         642,744
                                                                 ---------------
               INTEGRATED OIL (4.4%)
       2,367   Amerada Hess Corp.                                        194,993
      54,717   ChevronTexaco Corp.                                     2,873,190
      17,827   ConocoPhillips                                          1,547,918
     166,617   Exxon Mobil Corp.                                       8,540,787
                                                                 ---------------
                                                                      13,156,888
                                                                 ---------------
               INTERNET SOFTWARE/
               SERVICES (0.5%)
      13,125   Siebel Systems, Inc.*                             $       137,812
      35,507   Yahoo! Inc.*                                            1,337,904
                                                                 ---------------
                                                                       1,475,716
                                                                 ---------------
               INVESTMENT BANKS/BROKERS (1.9%)
       2,667   Bear Stearns Companies,
                Inc. (The)                                               272,861
       9,605   E*TRADE Group, Inc.*                                      143,595
      12,505   Goldman Sachs Group,
                Inc. (The)                                             1,301,020
       6,958   Lehman Brothers Holdings
                Inc.                                                     608,686
      24,056   Merrill Lynch & Co., Inc.                               1,437,827
      28,269   Morgan Stanley (Note 4)                                 1,569,495
      34,788   Schwab (Charles) Corp.
                (The)                                                    416,064
                                                                 ---------------
                                                                       5,749,548
                                                                 ---------------
               INVESTMENT MANAGERS (0.4%)
       2,770   Federated Investors,
                Inc. (Class B)                                            84,208
       6,441   Franklin Resources, Inc.                                  448,616
       6,116   Janus Capital Group, Inc.                                 102,810
      10,939   Mellon Financial Corp.                                    340,312
       3,310   Price (T.) Rowe Group, Inc.                               205,882
                                                                 ---------------
                                                                       1,181,828
                                                                 ---------------
               LIFE/HEALTH INSURANCE (0.7%)
      13,068   AFLAC, Inc.                                               520,629
       3,526   Jefferson-Pilot Corp.                                     183,211
       4,497   Lincoln National Corp.                                    209,920
      19,224   MetLife, Inc. (Note 4)                                    778,764
       2,802   Torchmark Corp.                                           160,106
       7,657   UnumProvident Corp.                                       137,367
                                                                 ---------------
                                                                       1,989,997
                                                                 ---------------
               MAJOR BANKS (4.7%)
     104,320   Bank of America Corp.                                   4,901,997
      20,065   Bank of New York Co.,
                Inc. (The)                                               670,572
      14,266   BB&T Corp.                                                599,885

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
       4,379   Comerica, Inc.                                    $       267,207
       5,969   Huntington Bancshares, Inc.                               147,912
      10,502   KeyCorp                                                   356,018
      17,499   National City Corp.                                       657,087
       7,300   PNC Financial Services Group                              419,312
      12,004   Regions Financial Corp.                                   427,222
       9,576   SunTrust Banks, Inc.                                      707,475
      41,417   Wachovia Corp.                                          2,178,534
      43,696   Wells Fargo & Co.                                       2,715,706
                                                                 ---------------
                                                                      14,048,927
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS (2.8%)
       7,845   ALLTEL Corp.                                              460,972
      20,555   AT&T Corp.                                                391,778
      47,309   BellSouth Corp.                                         1,314,717
      85,627   SBC Communications, Inc.                                2,206,608
      37,991   Sprint Corp.                                              944,076
      71,514   Verizon Communications Inc.                             2,897,032
                                                                 ---------------
                                                                       8,215,183
                                                                 ---------------
               MANAGED HEALTH CARE (1.2%)
       3,813   Aetna, Inc.                                               475,672
      11,740   Caremark Rx, Inc.*                                        462,908
       3,467   CIGNA Corp.                                               282,803
       4,117   Humana, Inc.*                                             122,234
      16,881   UnitedHealth Group Inc.*                                1,486,034
       7,631   WellPoint Inc.*                                           877,565
                                                                 ---------------
                                                                       3,707,216
                                                                 ---------------
               MEDIA CONGLOMERATES (2.2%)
      52,772   Disney (Walt) Co. (The)                                 1,467,062
      67,478   News Corp Inc. (Class A)                                1,259,139
     118,297   Time Warner, Inc.*                                      2,299,694
      44,036   Viacom Inc.
                (Class B) (Non-Voting)                                 1,602,470
                                                                 ---------------
                                                                       6,628,365
                                                                 ---------------
               MEDICAL DISTRIBUTORS (0.4%)
       2,715   AmerisourceBergen Corp.                                   159,316
      11,159   Cardinal Health, Inc.                                     648,896
       7,591   McKesson Corp.                                            238,813
                                                                 ---------------
                                                                       1,047,025
                                                                 ---------------
               MEDICAL SPECIALTIES (2.2%)
       5,063   Applera Corp. -
                Applied Biosystems Group                         $       105,867
       2,703   Bard (C.R.), Inc.                                         172,938
       1,381   Bausch & Lomb, Inc.                                        89,019
      15,921   Baxter International, Inc.                                549,911
       6,542   Becton, Dickinson & Co.                                   371,586
       6,538   Biomet, Inc.                                              283,684
      21,810   Boston Scientific Corp.*                                  775,345
       3,029   Fisher Scientific International,
                Inc.*                                                    188,949
       8,228   Guidant Corp.                                             593,239
       4,031   Hospira, Inc.*                                            135,039
      31,218   Medtronic, Inc.                                         1,550,598
       3,196   Pall Corp.                                                 92,524
       3,274   PerkinElmer, Inc.                                          73,632
       9,234   St. Jude Medical, Inc.*                                   387,182
      10,383   Stryker Corp.                                             500,980
       3,121   Waters Corp.*                                             146,032
       6,335   Zimmer Holdings, Inc.*                                    507,560
                                                                 ---------------
                                                                       6,524,085
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (0.0%)
       3,507   Sabre Holdings Corp.                                       77,715
                                                                 ---------------
               MISCELLANEOUS
               MANUFACTURING (0.1%)
       5,252   Dover Corp.                                               220,269
                                                                 ---------------
               MOTOR VEHICLES (0.6%)
      47,255   Ford Motor Co.                                            691,813
      14,588   General Motors Corp.                                      584,395
       7,588   Harley-Davidson, Inc.                                     460,971
                                                                 ---------------
                                                                       1,737,179
                                                                 ---------------
               MULTI-LINE INSURANCE (1.8%)
      67,268   American International Group,
                Inc.                                                   4,417,490
       7,586   Hartford Financial Services
                Group, Inc. (The)                                        525,786
       4,791   Loews Corp.                                               336,807
       3,276   Safeco Corp.                                              171,138
                                                                 ---------------
                                                                       5,451,221
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               OFFICE EQUIPMENT/SUPPLIES (0.2%)
       2,853   Avery Dennison Corp.                              $       171,094
       5,956   Pitney Bowes, Inc.                                        275,644
                                                                 ---------------
                                                                         446,738
                                                                 ---------------
               OIL & GAS PIPELINES (0.2%)
      16,613   El Paso Corp.                                             172,775
       3,199   Kinder Morgan, Inc.                                       233,943
      14,371   Williams Companies,
                Inc. (The)                                               234,104
                                                                 ---------------
                                                                         640,822
                                                                 ---------------
               OIL & GAS PRODUCTION (1.1%)
       6,393   Anadarko Petroleum Corp.                                  414,330
       8,432   Apache Corp.                                              426,406
      10,111   Burlington Resources, Inc.                                439,829
      12,552   Devon Energy Corp.                                        488,524
       3,062   EOG Resources, Inc.                                       218,504
       3,918   Kerr-McGee Corp.                                          226,421
      10,194   Occidental Petroleum Corp.                                594,922
       6,797   Unocal Corp.                                              293,902
       3,435   XTO Energy Inc.                                           121,530
                                                                 ---------------
                                                                       3,224,368
                                                                 ---------------
               OIL REFINING/MARKETING (0.3%)
       1,835   Ashland, Inc.                                             107,127
       8,951   Marathon Oil Corp.                                        336,647
       1,889   Sunoco, Inc.                                              154,350
       6,628   Valero Energy Corp.                                       300,911
                                                                 ---------------
                                                                         899,035
                                                                 ---------------
               OILFIELD SERVICES/
               EQUIPMENT (0.7%)
       8,664   Baker Hughes Inc.                                         369,693
       4,171   BJ Services Co.                                           194,118
      11,415   Halliburton Co.                                           447,925
      15,205   Schlumberger Ltd.
                (Netherlands Antilles)                                 1,017,975
                                                                 ---------------
                                                                       2,029,711
                                                                 ---------------
               OTHER CONSUMER SERVICES (1.1%)
       4,784   Apollo Group, Inc. (Class A)*                             386,117
       4,254   Block (H.&R.), Inc.                                       208,446
      27,192   Cendant Corp.                                             635,749
      17,121   eBay Inc.*                                        $     1,990,830
                                                                 ---------------
                                                                       3,221,142
                                                                 ---------------
               OTHER CONSUMER
               SPECIALTIES (0.1%)
       3,723   Fortune Brands, Inc.                                      287,341
                                                                 ---------------
               OTHER METALS/MINERALS (0.1%)
       2,466   Phelps Dodge Corp.                                        243,937
                                                                 ---------------
               PACKAGED SOFTWARE (3.9%)
       6,163   Adobe Systems, Inc.*                                      386,667
       5,928   Autodesk, Inc.                                            224,968
       5,700   BMC Software, Inc.*                                       106,020
      15,228   Computer Associates
                International, Inc.                                      472,981
       9,867   Compuware Corp.*                                           63,839
       4,841   Intuit Inc.*                                              213,052
       2,180   Mercury Interactive Corp.*                                 99,299
     280,780   Microsoft Corp.                                         7,499,634
       9,708   Novell, Inc.*                                              65,529
     132,453   Oracle Corp.*                                           1,817,255
       6,876   Parametric Technology Corp.*                               40,500
      16,379   Symantec Corp.*                                           421,923
      10,902   VERITAS Software Corp.*                                   311,252
                                                                 ---------------
                                                                      11,722,919
                                                                 ---------------
               PERSONNEL SERVICES (0.1%)
       3,076   Monster Worldwide Inc.*                                   103,477
       4,478   Robert Half International, Inc.                           131,788
                                                                 ---------------
                                                                         235,265
                                                                 ---------------
               PHARMACEUTICALS:
               GENERIC DRUGS (0.1%)
       6,950   Mylan Laboratories, Inc.                                  122,876
       2,828   Watson Pharmaceuticals,
                Inc.*                                                     92,787
                                                                 ---------------
                                                                         215,663
                                                                 ---------------
               PHARMACEUTICALS: MAJOR (6.4%)
      40,223   Abbott Laboratories                                     1,876,403
      50,249   Bristol-Myers Squibb Co.                                1,287,379
      76,647   Johnson & Johnson                                       4,860,953
      29,227   Lilly (Eli) & Co.                                       1,658,632

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
      57,273   Merck & Co., Inc.                                 $     1,840,754
     194,503   Pfizer, Inc.                                            5,230,186
      38,037   Schering-Plough Corp.                                     794,213
      34,458   Wyeth                                                   1,467,566
                                                                 ---------------
                                                                      19,016,086
                                                                 ---------------
               PHARMACEUTICALS: OTHER (0.3%)
       3,391   Allergan, Inc.                                            274,908
       9,515   Forest Laboratories, Inc.*                                426,843
       6,172   King Pharmaceuticals, Inc.*                                76,533
                                                                 ---------------
                                                                         778,284
                                                                 ---------------
               PRECIOUS METALS (0.2%)
       4,611   Freeport-McMoRan Copper &
                Gold, Inc. (Class B)                                     176,279
      11,465   Newmont Mining Corp.                                      509,161
                                                                 ---------------
                                                                         685,440
                                                                 ---------------
               PROPERTY - CASUALTY
               INSURERS (1.1%)
       7,340   ACE Ltd. (Cayman Islands)                                 313,785
      17,706   Allstate Corp. (The) (Note 4)                             915,754
       4,947   Chubb Corp. (The)                                         380,424
       4,340   Cincinnati Financial Corp.                                192,088
       5,171   Progressive Corp. (The)                                   438,708
      17,290   St. Paul Travelers Companies,
                Inc. (The)                                               640,940
       3,581   XL Capital Ltd.
                (Class A) (Cayman Islands)                               278,065
                                                                 ---------------
                                                                       3,159,764
                                                                 ---------------
               PUBLISHING: BOOKS/
               MAGAZINES (0.0%)
       1,284   Meredith Corp.                                             69,593
                                                                 ---------------
               PUBLISHING: NEWSPAPERS (0.4%)
       2,116   Dow Jones & Co., Inc.                                      91,115
       6,592   Gannett Co., Inc.                                         538,566
       1,978   Knight-Ridder, Inc.                                       132,407
       3,751   New York Times Co.
                (The) (Class A)                                          153,041
       8,205   Tribune Co.                                               345,759
                                                                 ---------------
                                                                       1,260,888
                                                                 ---------------
               PULP & PAPER (0.3%)
       6,665   Georgia-Pacific Corp.                             $       249,804
      12,567   International Paper Co.                                   527,814
       5,234   MeadWestvaco Corp.                                        177,380
                                                                 ---------------
                                                                         954,998
                                                                 ---------------
               RAILROADS (0.5%)
       9,709   Burlington Northern
                Santa Fe Corp.                                           459,333
       5,548   CSX Corp.                                                 222,364
      10,228   Norfolk Southern Corp.                                    370,151
       6,704   Union Pacific Corp.                                       450,844
                                                                 ---------------
                                                                       1,502,692
                                                                 ---------------
               REAL ESTATE INVESTMENT
               TRUSTS (0.5%)
       2,418   Apartment Investment &
                Management Co. (Class A)                                  93,190
       5,054   Archstone-Smith Trust                                     193,568
      10,414   Equity Office Properties Trust                            303,256
       7,303   Equity Residential                                        264,223
       4,741   Plum Creek Timber Co., Inc.                               182,244
       4,750   ProLogis                                                  205,818
       5,372   Simon Property Group, Inc.                                347,407
                                                                 ---------------
                                                                       1,589,706
                                                                 ---------------
               RECREATIONAL PRODUCTS (0.3%)
       2,485   Brunswick Corp.                                           123,008
       7,886   Electronic Arts Inc.*                                     486,408
       4,572   Hasbro, Inc.                                               88,605
      10,717   Mattel, Inc.                                              208,874
                                                                 ---------------
                                                                         906,895
                                                                 ---------------
               REGIONAL BANKS (1.5%)
       9,171   AmSouth Bancorporation                                    237,529
       3,168   Compass Bancshares, Inc.                                  154,187
      14,496   Fifth Third Bancorp                                       685,371
       3,180   First Horizon National Corp.                              137,090
       2,991   M&T Bank Corp.                                            322,549
       5,771   Marshall & Ilsley Corp.                                   255,078
      12,155   North Fork Bancorporation,
                Inc.                                                     350,672
       5,661   Northern Trust Corp.                                      275,011

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
       7,997   Synovus Financial Corp.                           $       228,554
      48,223   U.S. Bancorp                                            1,510,344
       2,316   Zions Bancorporation                                      157,557
                                                                 ---------------
                                                                       4,313,942
                                                                 ---------------
               RESTAURANTS (0.8%)
       4,032   Darden Restaurants, Inc.                                  111,848
      32,470   McDonald's Corp.                                        1,040,988
      10,330   Starbucks Corp.*                                          644,179
       2,944   Wendy's International, Inc.                               115,581
       7,566   Yum! Brands, Inc.                                         356,964
                                                                 ---------------
                                                                       2,269,560
                                                                 ---------------
               SAVINGS BANKS (0.6%)
       7,908   Golden West Financial Corp.                               485,709
       8,915   Sovereign Bancorp, Inc.                                   201,033
      22,549   Washington Mutual, Inc.                                   953,372
                                                                 ---------------
                                                                       1,640,114
                                                                 ---------------
               SEMICONDUCTORS (2.6%)
       9,967   Advanced Micro Devices,
                Inc.*                                                    219,473
       9,615   Altera Corp.*                                             199,031
       9,707   Analog Devices, Inc.                                      358,382
       8,001   Applied Micro Circuits Corp.*                              33,684
       8,499   Broadcom Corp. (Class A)*                                 274,348
      10,068   Freescale Semiconductor
                Inc. (Class B)*                                          184,848
     163,304   Intel Corp.                                             3,819,681
       7,930   Linear Technology Corp.                                   307,367
       9,834   LSI Logic Corp.*                                           53,890
       8,400   Maxim Integrated Products,
                Inc.                                                     356,076
      15,817   Micron Technology, Inc.*                                  195,340
       9,250   National Semiconductor Corp.                              166,038
       4,255   NVIDIA Corp.*                                             100,248
       4,521   PMC - Sierra, Inc.*                                        50,861
      44,627   Texas Instruments Inc.                                  1,098,717
       8,996   Xilinx, Inc.                                              266,731
                                                                 ---------------
                                                                       7,684,715
                                                                 ---------------
               SERVICES TO THE HEALTH
               INDUSTRY (0.3%)
       1,962   Express Scripts,
                Inc. (Class A)*                                          149,975
       5,975   IMS Health Inc.                                   $       138,680
       3,573   Laboratory Corp. of
                America Holdings*                                        178,007
       7,038   Medco Health Solutions Inc.*                              292,781
       2,614   Quest Diagnostics Inc.                                    249,768
                                                                 ---------------
                                                                       1,009,211
                                                                 ---------------
               SPECIALTY INSURANCE (0.2%)
       2,807   Ambac Financial Group, Inc.                               230,539
       3,634   MBIA Inc.                                                 229,960
       2,500   MGIC Investment Corp.                                     172,275
                                                                 ---------------
                                                                         632,774
                                                                 ---------------
               SPECIALTY STORES (0.5%)
       6,812   AutoNation, Inc.*                                         130,859
       2,061   AutoZone, Inc.*                                           188,190
       7,772   Bed Bath & Beyond Inc.*                                   309,559
       8,069   Office Depot, Inc.*                                       140,078
       2,249   OfficeMax Inc.                                             70,574
      12,859   Staples, Inc.*                                            433,477
       3,734   Tiffany & Co.                                             119,376
       5,554   Toys 'R' Us, Inc.*                                        113,690
                                                                 ---------------
                                                                       1,505,803
                                                                 ---------------
               SPECIALTY
               TELECOMMUNICATIONS (0.2%)
       3,450   CenturyTel, Inc.                                          122,372
       8,664   Citizens Communications Co.                               119,477
      46,899   Qwest Communications
                International, Inc.*                                     208,232
                                                                 ---------------
                                                                         450,081
                                                                 ---------------
               STEEL (0.1%)
       2,435   Allegheny Technologies Inc.                                52,766
       4,109   Nucor Corp.                                               215,065
       2,936   United States Steel Corp.                                 150,470
                                                                 ---------------
                                                                         418,301
                                                                 ---------------
               TELECOMMUNICATION
               EQUIPMENT (1.4%)
      20,668   ADC Telecommunications,
                Inc.*                                                     55,390
       4,109   Andrew Corp.*                                              56,006
      14,543   CIENA Corp.*                                               48,574
       5,105   Comverse Technology, Inc.*                                124,817

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
      36,216   Corning Inc.*                                     $       426,262
     114,171   Lucent Technologies Inc.*                                 429,283
      62,874   Motorola, Inc.                                          1,081,433
      42,332   QUALCOMM Inc.                                           1,794,877
      11,932   Tellabs, Inc.*                                            102,496
                                                                 ---------------
                                                                       4,119,138
                                                                 ---------------
               TOBACCO (1.3%)
      53,012   Altria Group, Inc.                                      3,239,033
       3,811   Reynolds American, Inc.                                   299,545
       4,267   UST, Inc.                                                 205,285
                                                                 ---------------
                                                                       3,743,863
                                                                 ---------------
               TOOLS/HARDWARE (0.1%)
       2,085   Black & Decker Corp.                                      184,168
       1,477   Snap-On, Inc.                                              50,750
       2,125   Stanley Works (The)                                       104,104
                                                                 ---------------
                                                                         339,022
                                                                 ---------------
               TRUCKS/CONSTRUCTION/
               FARM MACHINERY (0.6%)
       8,813   Caterpillar Inc.                                          859,356
       1,176   Cummins Inc.                                               98,537
       6,409   Deere & Co.                                               476,830
       1,784   Navistar International Corp.*                              78,460
       4,487   PACCAR, Inc.                                              361,114
                                                                 ---------------
                                                                       1,874,297
                                                                 ---------------
               WHOLESALE DISTRIBUTORS (0.1%)
       4,510   Genuine Parts Co.                                         198,711
       2,325   Grainger (W.W.), Inc.                                     154,892
                                                                 ---------------
                                                                         353,603
                                                                 ---------------
               WIRELESS
               TELECOMMUNICATIONS (0.3%)
      28,701   Nextel Communications,
                Inc. (Class A)*                                          861,030
                                                                 ---------------
               TOTAL COMMON STOCKS
                (COST $274,419,238)                                  291,595,291
                                                                 ---------------
               WARRANT (0.0%)
               TELECOMMUNICATION EQUIPMENT
       6,150   Lucent Technologies Inc.*
               expires 12/10/07 (COST $0)                        $         9,717
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (a) (1.7%)
               U.S. GOVERNMENT AGENCY
$      5,200   Federal National Mortgage
                Assoc. 1.65% due 01/03/05
                (COST $5,199,523)                                      5,199,523
                                                                 ---------------
TOTAL INVESTMENTS
 (COST $279,618,761) (b)(c)                      99.9%               296,804,531
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                      0.1                    224,459
                                                -----            ---------------
NET ASSETS                                      100.0%           $   297,028,990
                                                =====            ===============

   *    NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $480,000.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $4,830,778 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $280,551,037. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $54,178,444 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $37,924,950, RESULTING IN NET UNREALIZED DEPRECIATION OF $16,253,494.

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS    LONG/SHORT        MONTH, AND YEAR         AMOUNT AT VALUE   APPRECIATION
-------------------------------------------------------------------------------------
   18           Long        S&P 500 Index March 2005    $  5,461,650     $  150,781

SUMMARY OF INVESTMENTS

                                                                          PERCENT OF
SECTOR                                                      VALUE         NET ASSETS
------------------------------------------------------------------------------------
Finance                                                 $   59,900,593          20.2%
Health Technology                                           30,345,150          10.2
Electronic Technology                                       29,424,248           9.9
Producer Manufacturing                                      23,051,719           7.8
Consumer Non-Durables                                       22,440,545           7.6
Technology Services                                         21,052,334           7.1
Retail Trade                                                18,997,870           6.4
Consumer Services                                           18,443,229           6.2
Energy Minerals                                             17,280,291           5.8
Communications                                               9,526,294           3.2
Utilities                                                    8,562,113           2.9
Process Industries                                           6,597,528           2.2
Health Services                                              5,505,463           1.8
U.S. Government Agency                                       5,199,523           1.7
Transportation                                               5,094,772           1.7
Consumer Durables                                            4,614,617           1.6
Industrial Services                                          4,102,046           1.4
Non-Energy Minerals                                          2,691,012           0.9
Distribution Services                                        2,031,349           0.7
Commercial Services                                          1,943,835           0.6
                                                        --------------    ----------
                                                        $  296,804,531*         99.9%
                                                        ==============    ==========

----------
   * DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $5,461,650 WITH UNREALIZED APPRECIATION OF $150,781.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - GLOBAL ADVANTAGE
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (99.6%)
               BERMUDA (4.0%)
               INDUSTRIAL CONGLOMERATES
      15,295   Tyco International Ltd.                           $       546,643
                                                                 ---------------
               INFORMATION TECHNOLOGY SERVICES
      10,836   Accenture Ltd. (Class A)
                (ADR)*                                                   292,572
                                                                 ---------------
               INSURANCE BROKERS/SERVICES
       7,128   Willis Group Holdings Ltd.                                293,460
                                                                 ---------------
               SEMICONDUCTORS
       7,646   Marvell Technology
                Group Ltd.*                                              271,204
                                                                 ---------------
               TOTAL BERMUDA                                           1,403,879
                                                                 ---------------

               FRANCE (5.5%)
               ELECTRICAL PRODUCTS
       7,168   Schneider Electric S.A.                                   498,021
                                                                 ---------------
               INTEGRATED OIL
       2,564   Total S.A.                                                559,131
                                                                 ---------------
               INTERNET SOFTWARE/SERVICES
       7,635   Business Objects S.A.*                                    192,502
                                                                 ---------------
               MAJOR BANKS
       4,854   BNP Paribas S.A.                                          351,081
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS
       8,991   France Telecom S.A.                                       297,211
                                                                 ---------------
               TOTAL FRANCE                                            1,897,946
                                                                 ---------------

               GERMANY (4.3%)
               MAJOR TELECOMMUNICATIONS
      21,045   Deutsche Telekom AG
                (Registered Shares)*                                     475,492
                                                                 ---------------
               MOTOR VEHICLES
       9,448   Volkswagen AG                                             427,578
                                                                 ---------------
               MULTI-LINE INSURANCE
       4,483   Allianz AG (Registered Shares)                            593,743
                                                                 ---------------
               TOTAL GERMANY                                           1,496,813
                                                                 ---------------

               HONG KONG (1.0%)
               REAL ESTATE DEVELOPMENT
      35,000   Sun Hung Kai Properties Ltd.                              350,077
                                                                 ---------------

               ITALY (2.4%)
               INTEGRATED OIL
      10,385   ENI SpA                                           $       259,583
                                                                 ---------------
               MAJOR BANKS
      21,195   SanPaolo IMI SpA                                          304,873
      45,465   UniCredito Italiano SpA                                   260,974
                                                                 ---------------
                                                                         565,847
                                                                 ---------------
               TOTAL ITALY                                               825,430
                                                                 ---------------

               JAPAN (12.3%)
               CHEMICALS: SPECIALTY
       7,700   Shin-Etsu Chemical Co., Ltd.                              315,635
      98,000   Sumitomo Chemical Co., Ltd.                               480,148
                                                                 ---------------
                                                                         795,783
                                                                 ---------------
               ELECTRIC UTILITIES
      11,100   Tokyo Electric Power Co., Inc.                            272,462
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
       7,100   Canon, Inc.                                               383,203
                                                                 ---------------
               ELECTRONICS/APPLIANCES
      12,200   Sony Corp.                                                471,521
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE
      16,000   Kao Corp.                                                 409,135
                                                                 ---------------
               INDUSTRIAL MACHINERY
       3,100   SMC Corporation                                           354,900
                                                                 ---------------
               MAJOR BANKS
      50,000   Sumitomo Trust & Banking
                Co., Ltd. (The)                                          361,605
                                                                 ---------------
               MOTOR VEHICLES
      11,300   Toyota Motor Corp.                                        459,897
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
       5,700   Takeda Pharmaceutical
                Co., Ltd.                                                287,058
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
         248   NTT DoCoMo, Inc.                                          457,466
                                                                 ---------------
               TOTAL JAPAN                                             4,253,030
                                                                 ---------------
               NETHERLANDS (7.0%)
               AIR FREIGHT/COURIERS
      13,854   TPG N.V.                                                  375,622
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               FOOD RETAIL
      54,588   Koninklijke Ahold NV*                             $       422,233
                                                                 ---------------
               FOOD: SPECIALTY/CANDY
       8,189   Royal Numico NV*                                          294,814
                                                                 ---------------
               INTEGRATED OIL
      15,096   Royal Dutch Petroleum Co.                                 867,551
                                                                 ---------------
               PUBLISHING: BOOKS/MAGAZINES
      23,398   Wolters Kluwer NV (Share
                Certificates)                                            468,963
                                                                 ---------------
               TOTAL NETHERLANDS                                       2,429,183
                                                                 ---------------
               SOUTH KOREA (0.5%)
               WIRELESS TELECOMMUNICATIONS
       7,401   SK Telecom Co., Ltd. (ADR)                                164,672
                                                                 ---------------

               SPAIN (2.3%)
               MAJOR TELECOMMUNICATIONS
      22,993   Telefonica S.A.                                           432,453
                                                                 ---------------
               TOBACCO
       7,908   Altadis, S.A.                                             361,640
                                                                 ---------------
               TOTAL SPAIN                                               794,093
                                                                 ---------------

               SWEDEN (1.4%)
               INDUSTRIAL MACHINERY
      11,728   Sandvik AB                                                472,733
                                                                 ---------------

               SWITZERLAND (3.9%)
               FINANCIAL CONGLOMERATES
       6,427   UBS AG (Registered Shares)                                537,557
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      15,923   Novartis AG (Registered
                Shares)                                                  800,340
                                                                 ---------------
               TOTAL SWITZERLAND                                       1,337,897
                                                                 ---------------

               TAIWAN (0.0%)
               SEMICONDUCTORS
           1   Taiwan Semiconductor
                Manufacturing Co. Ltd. (ADR)                                   8
                                                                 ---------------
               UNITED KINGDOM (11.3%)
               CABLE/SATELLITE TV
      55,277   British Sky Broadcasting
                Group PLC                                                596,057
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED
      78,147   Imperial Chemical
                Industries PLC                                   $       361,357
                                                                 ---------------
               HOTELS/RESORTS/CRUISELINES
       5,210   Carnival PLC                                              317,686
                                                                 ---------------
               LIFE/HEALTH INSURANCE
      64,316   Prudential PLC                                            559,016
                                                                 ---------------
               MAJOR BANKS
      27,718   Barclays PLC                                              311,650
      18,023   HSBC Holdings PLC                                         303,965
       5,230   Royal Bank of Scotland
                Group PLC                                                175,810
                                                                 ---------------
                                                                         791,425
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      38,662   GlaxoSmithKline PLC                                       906,489
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS
     141,000   Vodafone Group PLC                                        382,133
                                                                 ---------------
               TOTAL UNITED KINGDOM                                    3,914,163
                                                                 ---------------
               UNITED STATES (43.7%)
               ADVERTISING/MARKETING SERVICES
      17,810   Interpublic Group of
                Companies, Inc. (The)*                                   238,654
                                                                 ---------------
               ALUMINUM
      12,000   Alcoa, Inc.                                               377,040
                                                                 ---------------
               BIOTECHNOLOGY
       5,153   Amgen Inc.*                                               330,565
                                                                 ---------------
               CASINO/GAMING
      13,948   GTECH Holdings Corp.                                      361,951
      11,619   International Game Technology                             399,461
       3,864   Las Vegas Sands Corp.*                                    185,472
                                                                 ---------------
                                                                         946,884
                                                                 ---------------
               COMPUTER COMMUNICATIONS
      25,711   Cisco Systems, Inc.*                                      496,222
                                                                 ---------------
               DEPARTMENT STORES
       6,339   Kohl's Corp.*                                             311,689
                                                                 ---------------
               DISCOUNT STORES
       8,049   Target Corp.                                              417,985
       2,592   Wal-Mart Stores, Inc.                                     136,909
                                                                 ---------------
                                                                         554,894
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               ELECTRIC UTILITIES
      12,550   American Electric Power
                Co., Inc.                                        $       430,967
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
      15,571   Xerox Corp.*                                              264,863
                                                                 ---------------
               FINANCE/RENTAL/LEASING
       4,679   Freddie Mac                                               344,842
                                                                 ---------------
               FINANCIAL CONGLOMERATES
      19,871   Citigroup, Inc.                                           957,385
       6,244   State Street Corp.                                        306,705
                                                                 ---------------
                                                                       1,264,090
                                                                 ---------------
               HOME IMPROVEMENT CHAINS
       7,187   Lowe's Companies, Inc.                                    413,899
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES
      12,236   General Electric Co.                                      446,614
                                                                 ---------------
               INFORMATION TECHNOLOGY SERVICES
       4,933   International Business
                Machines Corp.                                           486,295
                                                                 ---------------
               INTEGRATED OIL
       6,470   ChevronTexaco Corp.                                       339,740
                                                                 ---------------
               INTERNET RETAIL
       9,681   IAC/InterActiveCorp.*                                     267,389
                                                                 ---------------
               INVESTMENT BANKS/BROKERS
       4,239   Goldman Sachs
                Group, Inc. (The)                                        441,025
       7,378   Merrill Lynch & Co., Inc.                                 440,983
      23,700   Schwab (Charles) Corp. (The)                              283,452
                                                                 ---------------
                                                                       1,165,460
                                                                 ---------------
               INVESTMENT MANAGERS
       7,066   Franklin Resources, Inc.                                  492,147
                                                                 ---------------
               MAJOR BANKS
      13,604   Bank of America Corp.                                     639,252
                                                                 ---------------
               MANAGED HEALTH CARE
       3,256   Aetna, Inc.                                               406,186
                                                                 ---------------
               MEDIA CONGLOMERATES
       9,869   News Corp Inc. (Class A)                                  184,155
      13,819   Viacom Inc. (Class B)
                (Non-Voting)                                     $       502,873
                                                                 ---------------
                                                                         687,028
                                                                 ---------------
               MULTI-LINE INSURANCE
       4,721   American International
                Group, Inc.                                              310,028
                                                                 ---------------
               PACKAGED SOFTWARE
         210   Computer Associates
                International, Ltd.                                        6,523
       3,393   Mercury Interactive Corp.*                                154,551
      14,879   Microsoft Corp.                                           397,418
      40,885   Oracle Corp.*                                             560,942
                                                                 ---------------
                                                                       1,119,434
                                                                 ---------------
               PHARMACEUTICALS: MAJOR
      16,769   Bristol-Myers Squibb Co.                                  429,622
       5,191   Johnson & Johnson                                         329,213
      13,521   Pfizer, Inc.                                              363,580
      15,367   Schering-Plough Corp.                                     320,863
                                                                 ---------------
                                                                       1,443,278
                                                                 ---------------
               PUBLISHING: NEWSPAPERS
       6,122   New York Times Co. (The)
                (Class A)                                                249,778
                                                                 ---------------
               PULP & PAPER
       8,148   Bowater, Inc.                                             358,267
                                                                 ---------------
               REGIONAL BANKS
       3,200   U.S. Bancorp                                              100,224
                                                                 ---------------
               RESTAURANTS
       5,838   Outback Steakhouse, Inc.                                  267,264
                                                                 ---------------
               TOBACCO
       6,638   Altria Group, Inc.                                        405,582
                                                                 ---------------
               TOTAL UNITED STATES                                    15,158,575
                                                                 ---------------

               TOTAL COMMON STOCKS
                (COST $31,082,540)                                    34,498,499
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  WARRANTS                                                            VALUE
--------------------------------------------------------------------------------
               WARRANT (0.0%)
               TELECOMMUNICATION EQUIPMENT
       8,753   Lucent Technologies Inc.*
                expires 12/10/07 (COST $0)                       $        13,830
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (1.1%)
               REPURCHASE AGREEMENT
$        366   The Bank of New York
                0.375% due 01/03/05
                (dated 12/31/04;
                proceeds $366,145) (a)
                (COST $366,134)                                          366,134
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $31,448,674) (b)(c)                       100.7%               34,878,463
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                           (0.7)                 (226,254)
                                                 -----           ---------------
NET ASSETS                                       100.0%          $    34,652,209
                                                 =====           ===============

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. ADJUSTABLE RATE MORTGAGE 4.189% DUE 03/01/34 VALUED AT $373,457.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $2,158,256 IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $31,460,577. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,381,049 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $963,163, RESULTING IN NET UNREALIZED APPRECIATION OF $3,417,886.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                         UNREALIZED
    CONTRACTS           IN EXCHANGE       DELIVERY      APPRECIATION
   TO DELIVER               FOR             DATE       (DEPRECIATION)
---------------------------------------------------------------------
EUR       509,461    AUD       875,000    02/04/05     $       (9,108)
EUR       769,403    CAD     1,200,000    02/04/05            (44,473)
CHF       351,099    $         300,000    02/04/05             (8,509)
$         135,000    DKK       749,830    02/04/05              1,798
EUR       251,634    GBP       175,000    02/04/05             (6,619)
EUR       100,704    $         127,995    02/04/05             (8,699)
SEK         8,652    EUR         3,083    02/04/05                132
GBP       140,356    $         259,577    02/04/05             (9,061)
JPY   103,656,560    $         980,000    02/04/05            (34,186)
                                                       --------------
     Net unrealized depreciation                       $     (118,725)
                                                       ==============

CURRENCY ABBREVIATIONS:
AUD  Australian Dollar.
GBP  British Pound.
CAD  Canadian Dollar.
DKK  Danish Krone
EUR  Euro.
JPY  Japanese Yen.
SEK  Swedish Krona.
CHF  Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - GLOBAL ADVANTAGE
SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
Pharmaceuticals: Major                             $    3,437,165           9.9%
Major Banks                                             2,709,210           7.8
Integrated Oil                                          2,026,005           5.8
Financial Conglomerates                                 1,801,647           5.2
Major Telecommunications                                1,205,156           3.5
Investment Banks/Brokers                                1,165,460           3.4
Packaged Software                                       1,119,434           3.2
Wireless
  Telecommunications                                    1,004,271           2.9
Industrial Conglomerates                                  993,257           2.9
Casino/Gaming                                             946,884           2.7
Multi-Line Insurance                                      903,771           2.6
Motor Vehicles                                            887,475           2.6
Industrial Machinery                                      827,633           2.4
Chemicals: Specialty                                      795,783           2.3
Information Technology
  Services                                                778,867           2.2
Tobacco                                                   767,222           2.2
Electric Utilities                                        703,429           2.0
Media Conglomerates                                       687,028           2.0
Electronic Equipment/
  Instruments                                             648,066           1.9
Cable/Satellite TV                                        596,057           1.7
Life/Health Insurance                                     559,016           1.6
Discount Stores                                           554,894           1.6
Electrical Products                                       498,021           1.4
Computer Communications                                   496,222           1.4
Investment Managers                                       492,147           1.4
Electronics/Appliances                                    471,521           1.4
Publishing: Books/
  Magazines                                               468,963           1.4
Food Retail                                               422,233           1.2
Home Improvement Chains                                   413,899           1.2
Household/Personal Care                                   409,135           1.2
Managed Health Care                                       406,186           1.2
Aluminum                                                  377,040           1.1
Air Freight/Couriers                                      375,622           1.1
Repurchase Agreement                                      366,134           1.1
Chemicals: Major Diversified                              361,357           1.0
Pulp & Paper                                       $      358,267           1.0%
Real Estate Development                                   350,077           1.0
Finance/Rental/Leasing                                    344,842           1.0
Biotechnology                                             330,565           1.0
Hotels/Resorts/Cruiselines                                317,686           0.9
Department Stores                                         311,689           0.9
Food: Specialty/Candy                                     294,814           0.9
Insurance Brokers/Services                                293,460           0.8
Semiconductors                                            271,212           0.8
Internet Retail                                           267,389           0.8
Restaurants                                               267,264           0.8
Publishing: Newspapers                                    249,778           0.7
Advertising/Marketing
  Services                                                238,654           0.7
Internet Software/Services                                192,502           0.6
Regional Banks                                            100,224           0.3
Telecommunication
  Equipment                                                13,830           0.0
                                                   --------------    ----------
                                                   $   34,878,463*        100.7%
                                                   ==============    ==========

TYPE OF INVESTMENT

Common Stocks                                      $   34,498,499          99.6%
Short-Term Investment                                     366,134           1.1
Warrant                                                    13,830           0.0
                                                   --------------    ----------
                                                   $   34,878,463*        100.7%
                                                   ==============    ==========

----------
   * DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED DEPRECIATION OF $118,725.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (98.9%)
               ADVERTISING/MARKETING
               SERVICES (2.4%)
      36,900   Lamar Advertising Co.
                (Class A)*                                       $     1,578,582
                                                                 ---------------
               AIR FREIGHT/COURIERS (1.1%)
      13,300   C.H. Robinson Worldwide,
                Inc.                                                     738,416
                                                                 ---------------
               APPAREL/FOOTWEAR (1.2%)
      13,700   Coach, Inc.*                                              772,680
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL (1.1%)
      15,400   Chico's FAS, Inc.*                                        701,162
                                                                 ---------------
               BIOTECHNOLOGY (2.4%)
      16,400   Genentech, Inc.*                                          892,816
      20,500   Gilead Sciences, Inc.*                                    717,295
                                                                 ---------------
                                                                       1,610,111
                                                                 ---------------
               BROADCASTING (1.9%)
      43,800   Univision Communications
                Inc. (Class A)*                                        1,282,026
                                                                 ---------------
               CASINO/GAMING (9.3%)
      49,400   GTECH Holdings Corp.                                    1,281,930
      47,500   International Game Technology                           1,633,050
       7,142   Las Vegas Sands Corp.*                                    342,816
      44,100   Station Casinos, Inc.                                   2,411,388
       6,925   Wynn Resorts, Ltd.*                                       463,421
                                                                 ---------------
                                                                       6,132,605
                                                                 ---------------
               COMPUTER PROCESSING
               HARDWARE (1.2%)
      18,000   Dell Inc.*                                                758,520
                                                                 ---------------
               CONSTRUCTION MATERIALS (1.8%)
      14,200   Rinker Group Ltd. (ADR)
                (Australia)                                            1,179,594
                                                                 ---------------
               DISCOUNT STORES (1.5%)
      33,800   Dollar Tree Stores, Inc.*                                 969,384
                                                                 ---------------
               FINANCIAL CONGLOMERATES (1.6%)
      29,700   Brascan Corp. (Class A)
                (Canada)                                               1,069,497
                                                                 ---------------
               FINANCIAL PUBLISHING/
               SERVICES (1.2%)
       8,900   Moody's Corp.                                     $       772,965
                                                                 ---------------
               FOOD: SPECIALTY/CANDY (1.5%)
      14,200   Wrigley (Wm.) Jr. Co.                                     982,498
                                                                 ---------------
               GAS DISTRIBUTORS (1.1%)
      14,200   Questar Corp.                                             723,632
                                                                 ---------------
               HOTELS/RESORTS/
               CRUISELINES (3.8%)
      37,900   Carnival Corp. (Panama)                                 2,184,177
       6,300   Royal Caribbean Cruises
                Ltd. (Liberia)                                           342,972
                                                                 ---------------
                                                                       2,527,149
                                                                 ---------------
               INSURANCE BROKERS/
               SERVICES (1.0%)
      14,300   ChoicePoint Inc.*                                         657,657
                                                                 ---------------
               INTEGRATED OIL (1.4%)
      25,500   Suncor Energy, Inc. (Canada)                              902,700
                                                                 ---------------
               INTERNET SOFTWARE/
               SERVICES (3.0%)
      52,600   Yahoo! Inc.*                                            1,981,968
                                                                 ---------------
               INVESTMENT BANKS/
               BROKERS (2.2%)
      47,500   Ameritrade Holding Corp.*                                 675,450
      27,600   Greenhill & Co., Inc.                                     792,120
                                                                 ---------------
                                                                       1,467,570
                                                                 ---------------
               INVESTMENT MANAGERS (1.3%)
      30,800   Calamos Asset Management
                Inc. (Class A)*                                          831,600
                                                                 ---------------
               MANAGED HEALTH CARE (1.0%)
       7,700   UnitedHealth Group Inc.                                   677,831
                                                                 ---------------
               MEDICAL DISTRIBUTORS (1.1%)
      16,600   Patterson Companies Inc.*                                 720,274
                                                                 ---------------
               MEDICAL SPECIALTIES (9.4%)
      21,500   Dade Behring Holdings Inc.*                             1,204,000
      21,400   Fisher Scientific International,
                Inc.*                                                  1,334,932
      22,900   INAMED Corp.*                                           1,448,425

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
      20,213   Kinetic Concepts, Inc.*                           $     1,542,252
       8,300   Zimmer Holdings, Inc.*                                    664,996
                                                                 ---------------
                                                                       6,194,605
                                                                 ---------------
               MEDICAL/NURSING SERVICES (1.5%)
      52,000   VCA Antech, Inc.*                                       1,019,200
                                                                 ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (3.1%)
      30,400   Corporate Executive Board
                Co. (The)                                              2,034,976
                                                                 ---------------
               OIL & GAS PRODUCTION (3.5%)
      48,500   Ultra Petroleum Corp.
                (Canada)*                                              2,334,305
                                                                 ---------------
               OTHER CONSUMER SERVICES (6.0%)
      17,645   Apollo Group, Inc. (Class A)*                           1,424,128
      22,100   eBay Inc.*                                              2,569,788
                                                                 ---------------
                                                                       3,993,916
                                                                 ---------------
               PACKAGED SOFTWARE (2.3%)
      11,100   Adobe Systems, Inc.*                                      696,414
          14   Computer Associates
                International, Inc.                                          435
      32,100   Microsoft Corp.                                           857,391
                                                                 ---------------
                                                                       1,554,240
                                                                 ---------------
               PRECIOUS METALS (3.4%)
      50,200   Newmont Mining Corp.                                    2,229,382
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS (3.5%)
         521   Berkshire Hathaway,
                Inc. (Class B)*                                        1,529,656
       1,200   White Mountains Insurance
                Group, Ltd. (Bermuda)                                    775,200
                                                                 ---------------
                                                                       2,304,856
                                                                 ---------------
               REAL ESTATE INVESTMENT
               TRUSTS (1.1%)
      18,500   Plum Creek Timber Co., Inc.                               711,140
                                                                 ---------------
               RECREATIONAL PRODUCTS (3.6%)
      27,600   Electronic Arts Inc.*                                   1,702,368
      16,300   Shanda Interactive
                Entertainment Ltd.
                (Cayman Islands)*                                        692,750
                                                                 ---------------
                                                                       2,395,118
                                                                 ---------------
               RESTAURANTS (3.7%)
      34,335   AFC Enterprises, Inc.*                            $       812,023
      13,500   P.F. Chang's China Bistro,
                Inc.*                                                    760,725
      28,800   Sonic Corp.*                                              878,400
                                                                 ---------------
                                                                       2,451,148
                                                                 ---------------
               SEMICONDUCTORS (1.4%)
      26,800   Marvell Technology Group
                Ltd. (Bermuda)*                                          950,596
                                                                 ---------------
               SERVICES TO THE HEALTH
               INDUSTRY (1.3%)
      18,900   Stericycle, Inc.*                                         868,455
                                                                 ---------------
               SPECIALTY STORES (3.3%)
      13,700   Guitar Center, Inc.*                                      721,853
      22,760   PETsMART, Inc.                                            808,663
      21,900   Tuesday Morning Corp.*                                    670,797
                                                                 ---------------
                                                                       2,201,313
                                                                 ---------------
               SPECIALTY
               TELECOMMUNICATIONS (3.7%)
      90,757   Crown Castle International
                Corp.*                                                 1,510,196
      12,800   NTL, Inc.*                                                933,888
                                                                 ---------------
                                                                       2,444,084
                                                                 ---------------
               TELECOMMUNICATION
               EQUIPMENT (2.9%)
      45,600   QUALCOMM Inc.                                           1,933,440
                                                                 ---------------
               WHOLESALE DISTRIBUTORS (1.1%)
      23,000   SCP Pool Corp.                                            733,700
                                                                 ---------------

               TOTAL COMMON STOCKS
                (COST $55,623,734)                                    65,392,895
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  WARRANTS                                                            VALUE
--------------------------------------------------------------------------------
               WARRANT (0.0%)
               TELECOMMUNICATION EQUIPMENT
         739   Lucent Technologies
                Inc.* expires 12/10/07
                (COST $0)                                        $         1,168
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (1.2%)
               REPURCHASE AGREEMENT
$        786   The Bank of New York 0.375%
                due 01/03/05 (dated
                12/31/04; proceeds
                $785,628) (a)
                (COST $785,603)                                          785,603
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $56,409,337) (b)                           100.1%              66,179,666
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                            (0.1)                 (39,366)
                                                  -----          ---------------
NET ASSETS                                        100.0%         $    66,140,300
                                                  =====          ===============

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. ADJUSTABLE RATE MORTGAGE 4.189% DUE 03/01/34 VALUED AT $801,315.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $56,442,281. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $10,037,644 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $300,259, RESULTING IN NET UNREALIZED APPRECIATION OF $9,737,385.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY
SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
Medical Specialties                                $    6,194,605           9.4%
Casino/Gaming                                           6,132,605           9.3
Other Consumer Services                                 3,993,916           6.0
Hotels/Resorts/Cruiselines                              2,527,149           3.8
Restaurants                                             2,451,148           3.7
Specialty
  Telecommunications                                    2,444,084           3.7
Recreational Products                                   2,395,118           3.6
Oil & Gas Production                                    2,334,305           3.5
Property - Casualty Insurers                            2,304,856           3.5
Precious Metals                                         2,229,382           3.4
Specialty Stores                                        2,201,313           3.3
Miscellaneous Commercial
  Services                                              2,034,976           3.1
Internet Software/Services                              1,981,968           3.0
Telecommunication
  Equipment                                             1,934,608           2.9
Biotechnology                                           1,610,111           2.4
Advertising/Marketing
  Services                                              1,578,582           2.4
Packaged Software                                       1,554,240           2.3
Investment Banks/Brokers                                1,467,570           2.2
Broadcasting                                            1,282,026           1.9
Construction Materials                                  1,179,594           1.8
Financial Conglomerates                                 1,069,497           1.6
Medical/Nursing Services                                1,019,200           1.5
Food: Specialty/Candy                                     982,498           1.5
Discount Stores                                           969,384           1.5
Semiconductors                                            950,596           1.4
Integrated Oil                                            902,700           1.4
Services To The Health
  Industry                                                868,455           1.3
Investment Managers                                       831,600           1.3
Repurchase Agreement                                      785,603           1.2
Financial Publishing/
  Services                                                772,965           1.2
Apparel/Footwear                                          772,680           1.2
Computer Processing
  Hardware                                                758,520           1.2
Air Freight/Couriers                                      738,416           1.1
Wholesale Distributors                             $      733,700           1.1%
Gas Distributors                                          723,632           1.1
Medical Distributors                                      720,274           1.1
Real Estate Investment
  Trusts                                                  711,140           1.1
Apparel/Footwear Retail                                   701,162           1.1
Managed Health Care                                       677,831           1.0
Insurance Brokers/
  Services                                                657,657           1.0
                                                   --------------    ----------
                                                   $   66,179,666         100.1%
                                                   ==============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INFORMATION
PORTFOLIO OF INVESTMENT - DECEMBER 31, 2004

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (97.5%)
               BROADCASTING (1.3%)
      30,000   Sirius Satellite Radio Inc.*                      $       229,500
                                                                 ---------------
               COMPUTER
               COMMUNICATIONS (3.6%)
      26,000   Cisco Systems, Inc.*                                      501,800
       4,600   Juniper Networks, Inc.*                                   125,074
                                                                 ---------------
                                                                         626,874
                                                                 ---------------
               COMPUTER PERIPHERALS (7.8%)
       3,400   Avid Technology, Inc.*                                    209,950
      20,800   EMC Corp.*                                                309,296
      13,000   Network Appliance, Inc.*                                  431,860
      10,300   Seagate Technology (ADR)
                (Cayman Islands)*                                        177,881
       4,000   Zebra Technologies Corp.
                (Class A)*                                               225,120
                                                                 ---------------
                                                                       1,354,107
                                                                 ---------------
               COMPUTER PROCESSING
               HARDWARE (3.1%)
      11,200   Dell Inc.*                                                471,968
      12,000   Sun Microsystems, Inc.*                                    64,560
                                                                 ---------------
                                                                         536,528
                                                                 ---------------
               ELECTRICAL PRODUCTS (0.4%)
       4,000   Ultralife Batteries, Inc.*                                 77,800
                                                                 ---------------
               ELECTRONIC COMPONENTS (1.5%)
      10,100   Jabil Circuit, Inc.*                                      258,358
                                                                 ---------------
               ELECTRONIC DISTRIBUTORS (0.8%)
       2,000   CDW Corp.                                                 132,700
                                                                 ---------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS (3.3%)
       9,000   Scientific-Atlanta, Inc.                                  297,090
      16,000   Symbol Technologies, Inc.                                 276,800
                                                                 ---------------
                                                                         573,890
                                                                 ---------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (4.5%)
       9,000   Applied Materials, Inc.*                                  153,900
      10,000   ASML Holding N.V.
                (Netherlands)*                                           159,100
       4,000   KLA-Tencor Corp.*                                         186,320
       6,000   Novellus Systems, Inc.*                           $       167,340
       3,000   Varian Semiconductor
                Equipment Associates, Inc.*                              110,550
                                                                 ---------------
                                                                         777,210
                                                                 ---------------
               INDUSTRIAL SPECIALTIES (0.7%)
       2,100   Nitto Denko Corp. (Japan)                                 115,186
                                                                 ---------------
               INFORMATION TECHNOLOGY
               SERVICES (11.8%)
       6,000   Accenture Ltd. (Class A)
                (Bermuda)*                                               162,000
       6,000   Amdocs Ltd.*                                              157,500
      16,200   Anteon International Corp.*                               678,132
       2,000   Infosys Technologies Ltd.
                (ADR) (India)                                            138,620
       5,400   International Business
                Machines Corp.                                           532,332
       7,000   RSA Security, Inc.*                                       140,420
       6,000   Satyam Computer Services
                Ltd. (ADR) (India)                                       144,780
       8,000   Telvent GIT, S.A. (Spain)*                                102,000
                                                                 ---------------
                                                                       2,055,784
                                                                 ---------------
               INTERNET RETAIL (1.2%)
       3,000   Amazon.com, Inc.*                                         132,870
       2,500   IAC/InterActiveCorp.*                                      69,050
                                                                 ---------------
                                                                         201,920
                                                                 ---------------
               INTERNET SOFTWARE/
               SERVICES (5.4%)
       2,500   JAMDAT Mobile Inc.*                                        51,625
      20,000   Siebel Systems, Inc.*                                     210,000
      10,000   VeriSign, Inc.*                                           335,200
       9,000   Yahoo! Inc.*                                              339,120
                                                                 ---------------
                                                                         935,945
                                                                 ---------------
               MAJOR
               TELECOMMUNICATIONS (3.5%)
      11,000   France Telecom S.A.
                (ADR) (France)                                           363,880
      10,000   Sprint Corp.                                              248,500
                                                                 ---------------
                                                                         612,380
                                                                 ---------------
               MEDIA CONGLOMERATES (1.7%)
       8,000   Viacom, Inc. (Class A)                                    296,640
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               MEDICAL SPECIALTIES (0.6%)
       5,000   PerkinElmer, Inc.                                 $       112,450
                                                                 ---------------
               OTHER CONSUMER SERVICES (0.4%)
       2,250   eLong Inc. (ADR)
                (Cayman Islands)*                                         41,963
       2,400   HouseValues, Inc.*                                         36,048
                                                                 ---------------
                                                                          78,011
                                                                 ---------------
               PACKAGED SOFTWARE (17.7%)
       5,000   Cognos, Inc. (Canada)*                                    220,300
       7,900   Macromedia, Inc.*                                         245,848
       7,000   Mercury Interactive Corp.*                                318,850
      28,800   Microsoft Corp.                                           769,248
       3,500   NAVTEQ Corp*                                              162,260
      10,000   Novell, Inc.*                                              67,500
      18,000   Oracle Corp.*                                             246,960
       6,700   Quest Software, Inc.*                                     106,865
      11,000   Red Hat, Inc.*                                            146,850
       3,800   SAP AG (ADR) (Germany)                                    167,998
       6,700   Symantec Corp.*                                           172,592
      15,800   VERITAS Software Corp.*                                   451,090
                                                                 ---------------
                                                                       3,076,361
                                                                 ---------------
               RECREATIONAL PRODUCTS (1.6%)
      14,000   Activision, Inc.*                                         282,520
                                                                 ---------------
               SEMICONDUCTORS (11.9%)
      13,500   Advanced Micro Devices, Inc.*                             297,270
       5,400   Analog Devices, Inc.                                      199,368
       4,500   Broadcom Corp. (Class A)*                                 145,260
      14,000   Intel Corp.                                               327,460
       4,000   Maxim Integrated
                Products, Inc.                                           169,560
       7,400   Monolithic Power Systems Inc*                              68,820
      22,000   RF Micro Devices, Inc.*                                   150,480
       6,000   Silicon Image, Inc.*                                       98,760
       3,500   Silicon Laboratories Inc.*                                123,585
      10,000   Texas Instruments Inc.                                    246,200
       8,000   Xilinx, Inc.                                              237,200
                                                                 ---------------
                                                                       2,063,963
                                                                 ---------------
               SPECIALTY
               TELECOMMUNICATIONS (0.9%)
      12,000   Citizens Communications Co.                               165,480
                                                                 ---------------
               TELECOMMUNICATION
               EQUIPMENT (10.7%)
      20,000   Andrew Corp.*                                     $       272,600
       5,900   Comverse Technology, Inc.*                                144,255
      11,800   Corning Inc.*                                             138,886
       4,000   Harris Corp.                                              247,160
      70,000   Lucent Technologies Inc.*                                 263,200
      15,000   Nokia Corp. (ADR) (Finland)                               235,050
      13,000   QUALCOMM Inc.                                             551,200
                                                                 ---------------
                                                                       1,852,351
                                                                 ---------------
               WIRELESS TELECOMMUNICATIONS (3.1%)
       4,000   America Movil S.A. de C.V.
                (Series L) (ADR) (Mexico)                                209,400
       7,000   NII Holdings, Inc. (Class B)*                             332,150
                                                                 ---------------
                                                                         541,550
                                                                 ---------------

               TOTAL COMMON STOCKS
                (COST $14,403,133)                                    16,957,508
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (a) (2.9%)
               U.S. GOVERNMENT AGENCY
$        500   Federal National Mortgage
                Assoc. 1.65% due 01/03/05
                (COST $499,954)                                          499,954
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $14,903,087) (b)                           100.4%              17,457,462
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                            (0.4)                 (74,287)
                                                  -----          ---------------
NET ASSETS                                        100.0%         $    17,383,175
                                                  =====          ===============

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $15,079,955. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,966,115 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $588,608, RESULTING IN NET UNREALIZED APPRECIATION OF $2,377,507.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INFORMATION
SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                                     PERCENT OF
INDUSTRY                                               VALUE         NET ASSETS
-------------------------------------------------------------------------------
Packaged Software                                  $    3,076,361          17.7%
Semiconductors                                          2,063,963          11.9
Information Technology
  Services                                              2,055,784          11.8
Telecommunication
  Equipment                                             1,852,351          10.7
Computer Peripherals                                    1,354,107           7.8
Internet Software/Services                                935,945           5.4
Electronic Production
  Equipment                                               777,210           4.5
Computer Communications                                   626,874           3.6
Major Telecommunications                                  612,380           3.5
Electronic Equipment/
  Instruments                                             573,890           3.3
Wireless
  Telecommunications                                      541,550           3.1
Computer Processing
  Hardware                                         $      536,528           3.1%
U.S. Government Agency                                    499,954           2.9
Media Conglomerates                                       296,640           1.7
Recreational Products                                     282,520           1.6
Electronic Components                                     258,358           1.5
Broadcasting                                              229,500           1.3
Internet Retail                                           201,920           1.2
Specialty
  Telecommunications                                      165,480           0.9
Electronic Distributors                                   132,700           0.8
Industrial Specialties                                    115,186           0.7
Medical Specialties                                       112,450           0.6
Other Consumer Services                                    78,011           0.4
Electrical Products                                        77,800           0.4
                                                   --------------    ----------
                                                   $   17,457,462         100.4%
                                                   ==============    ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - STRATEGIST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (69.8%)
               ADVERTISING/MARKETING SERVICES (2.0%)
     316,430   Interpublic Group of Companies, Inc. (The)*       $     4,240,162
      53,600   Lamar Advertising Co. (Class A)*                        2,293,008
      26,490   Omnicom Group, Inc.                                     2,233,637
                                                                 ---------------
                                                                       8,766,807
                                                                 ---------------
               AEROSPACE & DEFENSE (1.6%)
      89,470   Northrop Grumman Corp.                                  4,863,589
      57,560   Raytheon Co.                                            2,235,055
                                                                 ---------------
                                                                       7,098,644
                                                                 ---------------
               AGRICULTURAL COMMODITIES/MILLING (1.5%)
     304,430   Archer-Daniels-Midland Co.                              6,791,833
                                                                 ---------------
               AIRLINES (1.7%)
     334,010   AMR Corp.*                                              3,657,409
     297,070   Continental Airlines, Inc. (Class B)*                   4,022,328
                                                                 ---------------
                                                                       7,679,737
                                                                 ---------------
               APPAREL/FOOTWEAR RETAIL (0.9%)
     189,200   Gap, Inc. (The)                                         3,995,904
                                                                 ---------------
               BEVERAGES: NON-ALCOHOLIC (1.3%)
     140,800   Coca-Cola Co. (The)                                     5,861,504
                                                                 ---------------
               BIOTECHNOLOGY (2.0%)
     182,200   Applera Corp. - Celera Genomics Group*                  2,505,250
     121,620   Celgene Corp.*                                          3,226,579
      96,680   Gilead Sciences, Inc.*                                  3,382,833
                                                                 ---------------
                                                                       9,114,662
                                                                 ---------------
               BROADCASTING (0.1%)
      78,160   Sirius Satellite Radio Inc.*                              597,924
                                                                 ---------------
               CHEMICALS: MAJOR DIVERSIFIED (1.0%)
      66,330   Dow Chemical Co. (The)                                  3,283,998
      30,880   Engelhard Corp.                                           947,090
                                                                 ---------------
                                                                       4,231,088
                                                                 ---------------
               COMPUTER COMMUNICATIONS (1.2%)
     266,400   Cisco Systems, Inc.*                                    5,141,520
                                                                 ---------------
               COMPUTER PERIPHERALS (0.7%)
     222,800   EMC Corp.*                                              3,313,036
                                                                 ---------------
               COMPUTER PROCESSING HARDWARE (2.8%)
     101,410   Apple Computer, Inc.*                                   6,530,804
     109,200   Dell Inc.*                                              4,601,688
     221,240   Sun Microsystems, Inc.*                                 1,190,271
                                                                 ---------------
                                                                      12,322,763
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               CONTAINERS/PACKAGING (1.0%)
     139,120   Smurfit-Stone Container Corp.*                    $     2,598,762
      27,960   Temple-Inland, Inc.                                     1,912,464
                                                                 ---------------
                                                                       4,511,226
                                                                 ---------------
               CONTRACT DRILLING (0.9%)
      95,400   Diamond Offshore Drilling, Inc.                         3,820,770
                                                                 ---------------
               DEPARTMENT STORES (0.9%)
      78,920   Kohl's Corp.*                                           3,880,496
                                                                 ---------------
               DISCOUNT STORES (1.3%)
     122,100   Costco Wholesale Corp.                                  5,910,861
                                                                 ---------------
               ELECTRICAL PRODUCTS (1.9%)
      86,060   Emerson Electric Co.                                    6,032,806
      75,040   Rayovac Corp.*                                          2,293,222
                                                                 ---------------
                                                                       8,326,028
                                                                 ---------------
               ELECTRONIC COMPONENTS (0.6%)
     188,900   Flextronics International Ltd. (Singapore)*             2,610,598
                                                                 ---------------
               ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
     201,960   Applied Materials, Inc.*                                3,453,516
                                                                 ---------------
               ENVIRONMENTAL SERVICES (1.0%)
     143,650   Waste Management, Inc.                                  4,300,881
                                                                 ---------------
               FINANCIAL CONGLOMERATES (3.9%)
     108,500   American Express Co.                                    6,116,145
     118,600   Citigroup, Inc.                                         5,714,148
     140,160   J.P. Morgan Chase & Co.                                 5,467,642
                                                                 ---------------
                                                                      17,297,935
                                                                 ---------------
               FOOD: MAJOR DIVERSIFIED (1.2%)
      84,780   Del Monte Foods Co.*                                      934,276
      95,000   Kellogg Co.                                             4,242,700
                                                                 ---------------
                                                                       5,176,976
                                                                 ---------------
               FOOD: MEAT/FISH/DAIRY (1.1%)
     147,945   Dean Foods Co.*                                         4,874,788
                                                                 ---------------
               FOREST PRODUCTS (0.4%)
      69,520   Louisiana-Pacific Corp.                                 1,858,965
                                                                 ---------------
               HOUSEHOLD/PERSONAL CARE (1.6%)
      48,320   Colgate-Palmolive Co.                                   2,472,051
      54,570   Gillette Co. (The)                                      2,443,645
      43,610   Procter & Gamble Co. (The)                              2,402,039
                                                                 ---------------
                                                                       7,317,735
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (1.3%)
     163,500   General Electric Co.                                    5,967,750
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY SERVICES (1.3%)
      56,700   International Business Machines Corp.             $     5,589,486
                                                                 ---------------
               INTEGRATED OIL (1.7%)
      47,390   BP PLC (ADR) (United Kingdom)                           2,767,576
      53,280   Exxon Mobil Corp.                                       2,731,133
      35,240   Royal Dutch Petroleum Co.
                (NY Registered Shares) (Netherlands)                   2,022,071
                                                                 ---------------
                                                                       7,520,780
                                                                 ---------------
               INTERNET RETAIL (0.3%)
      35,060   Amazon.com, Inc.*                                       1,552,807
                                                                 ---------------
               INTERNET SOFTWARE/SERVICES (1.0%)
     165,500   Siebel Systems, Inc.*                                   1,737,750
      68,740   Yahoo! Inc.*                                            2,590,123
                                                                 ---------------
                                                                       4,327,873
                                                                 ---------------
               MAJOR BANKS (2.6%)
     126,940   Bank of America Corp.                                   5,964,911
      83,750   KeyCorp                                                 2,839,125
      45,470   Wells Fargo & Co.                                       2,825,960
                                                                 ---------------
                                                                      11,629,996
                                                                 ---------------
               MAJOR TELECOMMUNICATIONS (2.4%)
     201,390   AT&T Corp.                                              3,838,493
     170,700   MCI Inc.                                                3,441,312
      57,015   SBC Communications, Inc.                                1,469,277
      42,790   Verizon Communications Inc.                             1,733,423
                                                                 ---------------
                                                                      10,482,505
                                                                 ---------------
               MEDIA CONGLOMERATES (1.3%)
     238,200   Time Warner, Inc.*                                      4,630,608
      32,400   Viacom, Inc. (Class A)                                  1,201,392
                                                                 ---------------
                                                                       5,832,000
                                                                 ---------------
               MEDICAL SPECIALTIES (3.5%)
      90,910   Bard (C.R.), Inc.                                       5,816,422
      85,580   Fisher Scientific International, Inc.*                  5,338,480
      74,330   Hospira, Inc.*                                          2,490,055
      37,970   Medtronic, Inc.                                         1,885,970
                                                                 ---------------
                                                                      15,530,927
                                                                 ---------------
               MOTOR VEHICLES (1.7%)
      69,500   General Motors Corp.                                    2,784,170
     179,460   Honda Motor Co., Ltd. (ADR) (Japan)                     4,676,728
                                                                 ---------------
                                                                       7,460,898
                                                                 ---------------
               OIL & GAS PRODUCTION (0.6%)
      59,990   Burlington Resources, Inc.                              2,609,565
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               OILFIELD SERVICES/EQUIPMENT (1.1%)
      77,530   Halliburton Co.                                   $     3,042,277
      34,960   Smith International, Inc.*                              1,902,174
                                                                 ---------------
                                                                       4,944,451
                                                                 ---------------
               PACKAGED SOFTWARE (2.4%)
     152,900   Microsoft Corp.                                         4,083,959
     330,400   Oracle Corp.*                                           4,533,088
      94,780   Sybase, Inc.*                                           1,890,861
                                                                 ---------------
                                                                      10,507,908
                                                                 ---------------
               PHARMACEUTICALS: MAJOR (3.8%)
      79,545   Johnson & Johnson                                       5,044,744
      68,400   Lilly (Eli) & Co.                                       3,881,700
     158,090   Pfizer, Inc.                                            4,251,040
      84,200   Wyeth                                                   3,586,078
                                                                 ---------------
                                                                      16,763,562
                                                                 ---------------
               PRECIOUS METALS (0.6%)
      27,140   Newmont Mining Corp.                                    1,205,287
      88,870   Placer Dome Inc. (Canada)                               1,676,088
                                                                 ---------------
                                                                       2,881,375
                                                                 ---------------
               PROPERTY - CASUALTY INSURERS (0.8%)
      68,560   Allstate Corp. (The) (Note 4)                           3,545,923
                                                                 ---------------
               RAILROADS (1.2%)
      46,120   Burlington Northern Santa Fe Corp.                      2,181,937
      84,330   CSX Corp.                                               3,379,946
                                                                 ---------------
                                                                       5,561,883
                                                                 ---------------
               REGIONAL BANKS (0.4%)
      68,340   AmSouth Bancorporation                                  1,770,006
                                                                 ---------------
               SEMICONDUCTORS (2.3%)
     107,510   Freescale Semiconductor Inc. (Class B)*                 1,973,884
     122,700   Intel Corp.                                             2,869,953
     275,500   Micron Technology, Inc.*                                3,402,425
     257,757   Taiwan Semiconductor Manufacturing Co. Ltd.
                (ADR) (Taiwan)                                         2,188,357
                                                                 ---------------
                                                                      10,434,619
                                                                 ---------------
               SPECIALTY STORES (0.8%)
      87,980   Bed Bath & Beyond Inc.*                                 3,504,243
                                                                 ---------------
               TELECOMMUNICATION EQUIPMENT (3.3%)
     429,500   Corning Inc.*                                           5,055,215
     277,500   Motorola, Inc.                                          4,773,000
     302,700   Nokia Corp. (ADR) (Finland)                             4,743,309
                                                                 ---------------
                                                                      14,571,524
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                                                                          VALUE
-----------------------------------------------------------------------------------------------------------------------------
               TOBACCO (0.7%)
      49,350   Altria Group, Inc.                                                                             $     3,015,285
                                                                                                              ---------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY (1.3%)
      58,360   Caterpillar Inc.                                                                                     5,690,684
                                                                                                              ---------------
               TOTAL COMMON STOCKS
                (COST $241,106,192)                                                                               309,952,247
                                                                                                              ---------------

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE
------------                                                                  ------        --------
               CORPORATE BONDS (5.7%)
               ADVERTISING/MARKETING SERVICES (0.1%)
$        215   WPP Finance (UK) Corp. - 144A** (United Kingdom)                5.875%       06/15/14                  224,164
                                                                                                              ---------------
               AEROSPACE & DEFENSE (0.2%)
         150   Northrop Grumman Corp.                                          4.079        11/16/06                  151,583
          74   Raytheon Co.                                                     6.15        11/01/08                   79,628
          20   Raytheon Co.                                                     8.30        03/01/10                   23,725
         338   Systems 2001 Asset Trust - 144A** (Kyrgyzstan)                  6.664        09/15/13                  374,344
                                                                                                              ---------------
                                                                                                                      629,280
                                                                                                              ---------------
               AIR FREIGHT/COURIERS (0.0%)
         140   Fedex Corp.                                                      2.65        04/01/07                  137,193
                                                                                                              ---------------
               AIRLINES (0.1%)
         368   America West Airlines, Inc. (Series 01-1)                        7.10        04/02/21                  391,228
         125   Southwest Airlines Co. (Series 01-1)                            5.496        11/01/06                  128,795
                                                                                                              ---------------
                                                                                                                      520,023
                                                                                                              ---------------
               BEVERAGES: ALCOHOLIC (0.0%)
         145   Miller Brewing Co. - 144A**                                      4.25        08/15/08                  146,440
                                                                                                              ---------------
               BROADCASTING (0.0%)
         115   Clear Channel Communications, Inc.                               7.65        09/15/10                  131,002
                                                                                                              ---------------
               CABLE/SATELLITE TV (0.1%)
          30   Comcast Cable Communications Inc.                                6.75        01/30/11                   33,732
          30   Comcast Corp.                                                    5.30        01/15/14                   30,995
          90   Comcast Corp.                                                    6.50        01/15/15                  100,228
          25   Comcast Corp.                                                   7.625        02/15/08                   27,569
         180   Cox Communications, Inc. - 144A**                               4.625        01/15/10                  179,784
         190   TCI Communications, Inc.                                        7.875        02/15/26                  233,984
                                                                                                              ---------------
                                                                                                                      606,292
                                                                                                              ---------------
               CHEMICALS: MAJOR DIVERSIFIED (0.0%)
         105   ICI Wilmington Inc.                                             4.375        12/01/08                  105,687
                                                                                                              ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
               CONTAINERS/PACKAGING (0.1%)
$        200   Sealed Air Corp - 144A**                                        5.625%        07/15/13         $       207,253
                                                                                                              ---------------
               DEPARTMENT STORES (0.1%)
         275   May Department Stores Co., Inc.                                  5.95         11/01/08                 291,008
          60   May Department Stores Co., Inc.                                  6.70         09/15/28                  63,062
          75   May Department Stores Co., Inc.                                 7.875         03/01/30                  89,300
                                                                                                              ---------------
                                                                                                                      443,370
                                                                                                              ---------------
               DRUGSTORE CHAINS (0.1%)
         455   CVS Corp.                                                       5.625         03/15/06                 466,688
                                                                                                              ---------------
               ELECTRIC UTILITIES (0.6%)
          65   Appalachian Power Co. (Series H)                                 5.95         05/15/33                  65,898
         210   Arizona Public Service Co.                                       5.80         06/30/14                 224,661
         200   Carolina Power & Light Co.                                      5.125         09/15/13                 204,962
          90   Cincinnati Gas & Electric Co.                                    5.70         09/15/12                  95,498
          70   Cincinnati Gas & Electric Co. (Series A)                         5.40         06/15/33                  67,067
          80   Cincinnati Gas & Electric Co. (Series B)                        5.375         06/15/33                  76,369
          70   Columbus Southern Power Co. (Series D)                           6.60         03/01/33                  78,572
          40   Consolidated Natural Gas Co.                                     5.00         12/01/14                  40,116
         170   Consolidated Natural Gas Co. (Series C)                          6.25         11/01/11                 186,857
          25   Consolidated Natural Gas Co. (Series A)                          5.00         03/01/14                  25,104
          55   Detroit Edison Co.                                              6.125         10/01/10                  60,070
         115   Duke Energy Corp.                                                3.75         03/05/08                 114,955
         155   Duke Energy Corp.                                                4.50         04/01/10                 157,012
         130   Entergy Gulf States Inc.                                         2.80         12/01/09                 129,985
          85   Entergy Gulf States, Inc.                                        3.60         06/01/08                  83,690
         130   Exelon Corp.                                                     6.75         05/01/11                 145,610
         130   Ohio Edison Co.                                                  5.45         05/01/15                 132,124
         130   Ohio Power Co. (Series G)                                        6.60         02/15/33                 145,912
         185   Pacific Gas & Electric Co.                                       6.05         03/01/34                 192,813
          45   Panhandle Eastern Pipe Line Co. (Series B)                       2.75         03/15/07                  44,086
         125   Public Service Electric & Gas Co. (Series MTNB)                  5.00         01/01/13                 127,790
          60   South Carolina Electric & Gas Co.                                5.30         05/15/33                  58,459
          35   Southern California Edison Co.                                   5.00         01/15/14                  35,631
          40   Texas Eastern Transmission, L.P.                                 7.00         07/15/32                  46,103
         115   TXU Energy Co.                                                   7.00         03/15/13                 128,641
          75   Wisconsin Electric Power Co.                                     3.50         12/01/07                  74,750
          25   Wisconsin Electric Power Co.                                    5.625         05/15/33                  25,520
                                                                                                              ---------------
                                                                                                                    2,768,255
                                                                                                              ---------------
               ELECTRICAL PRODUCTS (0.1%)
         215   Cooper Industries Inc.                                           5.25         07/01/07                 222,874
                                                                                                              ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
               FINANCE/RENTAL/LEASING (0.3%)
$        150   CIT Group Inc.                                                  2.875%        09/29/06         $       148,499
          65   CIT Group Inc.                                                  7.375         04/02/07                  70,220
         310   Countrywide Home Loans, Inc. (Series MTN)                        3.25         05/21/08                 303,366
         210   Ford Motor Credit Co.                                           7.375         10/28/09                 226,750
         310   MBNA Corp.                                                      6.125         03/01/13                 332,771
         170   SLM Corp.                                                        4.00         01/15/10                 168,874
         215   SLM Corp. (Series MTNA)                                          5.00         10/01/13                 218,100
                                                                                                              ---------------
                                                                                                                    1,468,580
                                                                                                              ---------------
               FINANCIAL CONGLOMERATES (0.7%)
         360   Chase Manhattan Corp.                                            6.00         02/15/09                 384,392
         105   Citicorp                                                         6.75         08/15/05                 107,444
         245   Citigroup Inc.                                                  5.625         08/27/12                 261,316
         225   Citigroup Inc.                                                   5.75         05/10/06                 232,423
         205   Citigroup Inc.                                                   6.00         02/21/12                 224,593
         125   General Electric Capital Corp. (Series MTNA)                     4.25         12/01/10                 125,093
         335   General Electric Capital Corp. (Series MTNA)                     6.75         03/15/32                 393,423
         100   General Motors Acceptance Corp.                                  4.50         07/15/06                 100,098
         565   General Motors Acceptance Corp.                                 6.875         09/15/11                 579,779
         490   General Motors Acceptance Corp.                                  8.00         11/01/31                 505,073
         170   Prudential Holdings, LLC (Series B) (FSA) - 144A**              7.245         12/18/23                 202,359
                                                                                                              ---------------
                                                                                                                    3,115,993
                                                                                                              ---------------
               FOOD RETAIL (0.1%)
         120   Albertson's, Inc.                                                7.50         02/15/11                 139,155
         320   Kroger Co.                                                       6.80         04/01/11                 361,094
                                                                                                              ---------------
                                                                                                                      500,249
                                                                                                              ---------------
               FOOD: MAJOR DIVERSIFIED (0.1%)
         155   Kraft Foods Inc.                                                5.625         11/01/11                 164,368
         125   Kraft Foods Inc.                                                 6.25         06/01/12                 137,426
                                                                                                              ---------------
                                                                                                                      301,794
                                                                                                              ---------------
               FOREST PRODUCTS (0.0%)
          90   Weyerhaeuser Co.                                                 6.00         08/01/06                  93,561
          40   Weyerhaeuser Co.                                                 6.75         03/15/12                  45,138
                                                                                                              ---------------
                                                                                                                      138,699
                                                                                                              ---------------
               GAS DISTRIBUTORS (0.1%)
         130   Nisource Finance Corp.                                          2.915         11/23/09                 129,995
          62   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A**
                (Qatar)                                                        7.628         09/15/06                  65,585

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
$        135   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A**
                (Qatar)                                                        8.294%        03/15/14         $       160,189
                                                                                                              ---------------
                                                                                                                      355,769
                                                                                                              ---------------
               HOME FURNISHINGS (0.0%)
         115   Mohawk Industries, Inc. (Series D)                               7.20         04/15/12                 132,508
                                                                                                              ---------------
               HOME IMPROVEMENT CHAINS (0.0%)
          70   Lowe's Companies, Inc.                                           6.50         03/15/29                  79,550
                                                                                                              ---------------
               HOTELS/RESORTS/CRUISELINES (0.1%)
         170   Hyatt Equities LLC - 144A**                                     6.875         06/15/07                 178,964
         315   Marriott International, Inc. (Series E)                          7.00         01/15/08                 343,599
                                                                                                              ---------------
                                                                                                                      522,563
                                                                                                              ---------------
               HOUSEHOLD/PERSONAL CARE (0.0%)
         140   Clorox Co. (The) - 144A**                                       2.544         12/14/07                 140,042
                                                                                                              ---------------
               INDUSTRIAL CONGLOMERATES (0.1%)
         125   Hutchison Whampoa International Ltd. - 144A**
                (Kyrgyzstan)                                                    6.50         02/13/13                 134,968
         100   Hutchison Whampoa International Ltd. - 144A**
                (Kyrgyzstan)                                                    5.45         11/24/10                 103,724
                                                                                                              ---------------
                                                                                                                      238,692
                                                                                                              ---------------
               INSURANCE BROKERS/SERVICES (0.2%)
         500   Farmers Exchange Capital - 144A**                                7.05         07/15/28                 513,624
         315   Marsh & McLennan Companies, Inc.                                5.375         07/15/14                 308,341
                                                                                                              ---------------
                                                                                                                      821,965
                                                                                                              ---------------
               INTEGRATED OIL (0.1%)
         165   Amerada Hess Corp.                                              7.875         10/01/29                 195,809
          25   Petro-Canada (Canada)                                            4.00         07/15/13                  23,460
         115   Petro-Canada (Canada)                                            5.35         07/15/33                 107,837
                                                                                                              ---------------
                                                                                                                      327,106
                                                                                                              ---------------
               INVESTMENT BANKS/BROKERS (0.1%)
          95   Goldman Sachs Group Inc.                                         5.25         10/15/13                  97,365
         210   Goldman Sachs Group Inc.                                         6.60         01/15/12                 234,701
         185   Goldman Sachs Group Inc.                                        6.875         01/15/11                 208,974
                                                                                                              ---------------
                                                                                                                      541,040
                                                                                                              ---------------
               MAJOR BANKS (0.1%)
          75   Bank of New York (The)                                           5.20         07/01/07                  78,020
         185   FleetBoston Financial Corp.                                      7.25         09/15/05                 190,404
         115   HSBC Finance Corp.                                               6.75         05/15/11                 129,224
                                                                                                              ---------------
                                                                                                                      397,648
                                                                                                              ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
               MAJOR TELECOMMUNICATIONS (0.3%)
$        235   Deutsche Telekom International Finance Corp. NV
                (Netherlands)                                                   8.75%        06/15/30         $       311,234
         105   France Telecom S.A. (France)                                     9.25         03/01/31                 142,758
         520   GTE Corp.                                                        6.94         04/15/28                 580,896
          60   Sprint Capital Corp.                                             8.75         03/15/32                  80,185
         135   Telecom Italia Capital SA - 144A** (Luxembourg)                  4.00         01/15/10                 132,515
         130   Telecom Italia Capital SpA (Luxembourg)                          4.00         11/15/08                 129,618
                                                                                                              ---------------
                                                                                                                    1,377,206
                                                                                                              ---------------
               MANAGED HEALTH CARE (0.2%)
         380   Aetna, Inc.                                                     7.875         03/01/11                 445,288
         150   WellPoint Health Networks Inc.                                  6.375         06/15/06                 156,241
          40   WellPoint Inc. - 144A**                                          3.75         12/14/07                  40,007
                                                                                                              ---------------
                                                                                                                      641,536
                                                                                                              ---------------
               MEDIA CONGLOMERATES (0.2%)
         135   AOL Time Warner, Inc.                                           7.625         04/15/31                 163,831
         100   AOL Time Warner, Inc.                                            7.70         05/01/32                 122,702
         330   News America Holdings, Inc.                                      7.30         04/30/28                 379,259
         145   Time Warner, Inc.                                               6.625         05/15/29                 156,727
                                                                                                              ---------------
                                                                                                                      822,519
                                                                                                              ---------------
               MOTOR VEHICLES (0.1%)
         220   DaimlerChrysler North American Holdings Co.                      8.50         01/18/31                 275,698
          65   Ford Motor Co.                                                   7.45         07/16/31                  65,562
         205   General Motors Corp.                                            8.375         07/15/33                 212,985
                                                                                                              ---------------
                                                                                                                      554,245
                                                                                                              ---------------
               MULTI-LINE INSURANCE (0.3%)
         490   AIG Sun America Global Finance VI - 144A**                       6.30         05/10/11                 535,130
         290   American General Finance Corp. (Series MTNF)                    5.875         07/14/06                 300,789
         325   AXA Financial Inc.                                               6.50         04/01/08                 351,873
          25   Hartford Financial Services Group, Inc.                         2.375         06/01/06                  24,551
          45   International Lease Finance Corp.                                3.75         08/01/07                  45,017
         215   Nationwide Mutual Insurance Co. - 144A**                         8.25         12/01/31                 266,525
                                                                                                              ---------------
                                                                                                                    1,523,885
                                                                                                              ---------------
               OIL & GAS PRODUCTION (0.2%)
          45   Kerr-McGee Corp.                                                5.875         09/15/06                  46,706
         130   Nexen Inc. (Canada)                                              5.05         11/20/13                 129,331
         185   Pemex Project Funding Master Trust                              7.375         12/15/14                 206,090
          40   Pemex Project Funding Master Trust                               8.00         11/15/11                  46,140
         215   Pemex Project Funding Master Trust                              8.625         02/01/22                 250,690

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
$        110   Pemex Project Funding Master Trust                              9.125%        10/13/10         $       132,165
                                                                                                              ---------------
                                                                                                                      811,122
                                                                                                              ---------------
               OTHER METALS/MINERALS (0.1%)
         230   Inco Ltd. (Canada)                                               7.20         09/15/32                 268,938
          75   Inco Ltd. (Canada)                                               7.75         05/15/12                  88,927
                                                                                                              ---------------
                                                                                                                      357,865
                                                                                                              ---------------
               PROPERTY - CASUALTY INSURERS (0.1%)
         300   Mantis Reef Ltd. - 144A** (Australia)                           4.692         11/14/08                 301,139
                                                                                                              ---------------
               PULP & PAPER (0.0%)
         140   Sappi Papier Holding AG - 144A** (Austria)                       6.75         06/15/12                 155,785
                                                                                                              ---------------
               RAILROADS (0.1%)
         125   Burlington North Santa Fe Railway Co.                           4.575         01/15/21                 126,575
          95   CSX Corp.                                                        2.75         02/15/06                  94,210
          50   CSX Corp.                                                        9.00         08/15/06                  54,172
          85   Norfolk Southern Corp.                                           7.35         05/15/07                  92,046
         100   Union Pacific Corp. - 144A**                                    5.214         09/30/14                 100,439
          75   Union Pacific Corp.                                              6.65         01/15/11                  83,962
          60   Union Pacific Corp. (Series MTNE)                                6.79         11/09/07                  64,593
                                                                                                              ---------------
                                                                                                                      615,997
                                                                                                              ---------------
               REAL ESTATE DEVELOPMENT (0.1%)
         540   World Financial Properties - 144A**                              6.91         09/01/13                 597,753
                                                                                                              ---------------
               REAL ESTATE INVESTMENT TRUSTS (0.1%)
         260   EOP Operating LP                                                6.763         06/15/07                 276,742
                                                                                                              ---------------
               SAVINGS BANKS (0.2%)
         170   Household Finance Corp.                                         4.125         12/15/08                 170,849
         160   Household Finance Corp.                                         5.875         02/01/09                 171,129
          75   Household Finance Corp.                                         6.375         10/15/11                  82,945
         100   Household Finance Corp.                                          6.40         06/17/08                 107,972
         165   Washington Mutual Bank                                           5.50         01/15/13                 170,672
         120   Washington Mutual Inc.                                           8.25         04/01/10                 140,545
                                                                                                              ---------------
                                                                                                                      844,112
                                                                                                              ---------------
               TOBACCO (0.1%)
         120   Altria Group, Inc.                                               7.00         11/04/13                 130,242
         175   Altria Group, Inc.                                               7.75         01/15/27                 196,962
                                                                                                              ---------------
                                                                                                                      327,204
                                                                                                              ---------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY (0.1%)
         270   Caterpillar Financial Services Corp. (Series MTNF)              2.409         08/20/07                 270,058
          55   Caterpillar Financial Services Corp. (Series MTNF)              3.625         11/15/07                  55,097
                                                                                                              ---------------
                                                                                                                      325,155
                                                                                                              ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATIONS (0.0%)
$        105   AT&T Wireless Services, Inc.                                     8.75%        03/01/31         $       142,005
                                                                                                              ---------------
               TOTAL CORPORATE BONDS
                (COST $24,119,791)                                                                                 25,364,989
                                                                                                              ---------------
               U.S. GOVERNMENT OBLIGATIONS (16.1%)
       2,500   U.S. Treasury Bond                                              6.125         08/15/29               2,935,940
       2,700   U.S. Treasury Bond                                              8.125         08/15/19               3,686,134
       3,100   U.S. Treasury Bond                                              8.125         08/15/21               4,293,258
       8,750   U.S. Treasury Note                                               3.50         11/15/06               8,826,571
      38,000   U.S. Treasury Note                                              3.625         05/15/13              36,834,768
       5,100   U.S. Treasury Note                                              3.875         02/15/13               5,033,465
       1,200   U.S. Treasury Note                                               6.50         02/15/10               1,358,953
       2,900   U.S. Treasury Note                                              6.625         05/15/07               3,129,396
       3,000   U.S. Treasury Note                                               6.75         05/15/05               3,047,346
       3,435   U.S. Treasury Strip                                              0.00         02/15/25               1,235,065
       3,500   U.S. Treasury Strip                                              0.00         02/15/25               1,263,381
                                                                                                              ---------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                (COST $70,080,709)                                                                                 71,644,277
                                                                                                              ---------------
               U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES (3.2%)
               Federal Home Loan Mortgage Corp. PC Gold
          25                                                                    6.50    05/01/29 - 12/01/31            26,666
         104                                                                    7.50         08/01/32                 111,700
         400                                                                    8.00    01/01/30 - 12/01/30           433,257
               Federal Home Loan Mortgage Corp.
         790                                                                   5.125         11/07/13                 793,322
         216                                                                    7.50    01/01/30 - 03/01/31           231,092
               Federal National Mortgage Assoc.
       4,380   (DD)                                                             4.25         05/15/09               4,450,956
       2,928                                                                    6.50    11/01/29 - 09/01/34         3,073,585
         150                                                                    7.00            ++                    158,953
       1,232                                                                    7.00    10/01/27 - 01/01/33         1,306,487
         650                                                                    7.50            ++                    695,906
       1,276                                                                    7.50    09/01/29 - 03/01/32         1,247,934
       1,708                                                                    8.00    11/01/29 - 06/01/31         1,852,592
                                                                                                              ---------------
               TOTAL U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES
                (COST $14,262,737)                                                                                 14,382,450
                                                                                                              ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                    COUPON        MATURITY
 THOUSANDS                                                                     RATE           DATE                 VALUE
-----------------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES (1.8%)
               FINANCE/RENTAL/LEASING
$        700   American Express Credit Account Master
                Trust 2001-2 A                                                  5.53%        10/15/08         $       719,936
         500   American Express Credit Account Master
                Trust 2002-3 A***                                               2.51         12/15/09                 501,478
         265   Asset Backed Funding Certificates 2004-HE1 A1***                2.548         07/25/34                 265,412
         296   Capital Auto Receivables Asset Trust 2003-2 A3A                  1.44         02/15/07                 293,962
         350   Capital Auto Receivables Asset Trust 2003-3 A3B***              2.483         01/15/08                 350,514
         915   Chase Credit Card Master Trust 2001-4 A                          5.50         11/17/08                 945,081
         600   Citibank Credit Card Issuance Trust 2000-A1 A1                   6.90         10/15/07                 618,306
         500   Citibank Credit Card Issuance Trust 2002-A2 A2***                2.32         02/15/07                 500,180
         400   GE Capital Credit Card Master Note Trust 2004-2 A***             2.44         09/15/10                 400,456
         350   GE Dealer Floorplan Master Note Trust 2004-1 A***                2.46         07/20/08                 350,259
         500   MBNA Master Credit Card Trust***                                2.543         02/16/10                 502,040
         362   Residential Asset Securities Corp. 2004-KSB AI1***              2.578         10/25/22                 362,719
         350   SLM Student Loan Trust 2004-6 A2***                              2.14         01/25/13                 350,571
         650   SLM Student Loan Trust 2004-9 A2***                              2.00         10/25/12                 649,391
         125   TXU Electric Delivery Trans 2004-1 A2                            4.81         11/17/14                 128,120
         600   USAA Auto Owner Trust 2004-3 A3                                  3.16         02/17/09                 597,835
         400   Wachovia Auto Owner Trust 2004-B A2                              2.40         05/21/07                 398,354
                                                                                                              ---------------
               TOTAL ASSET-BACKED SECURITIES
                (COST $7,891,926)                                                                                   7,934,614
                                                                                                              ---------------

               FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
         345   United Mexican States (Mexico)                                   8.00         09/24/22                 398,820
         300   United Mexican States (Mexico)                                   8.30         08/15/31                 352,350
         105   United Mexican States (Mexico)                                  8.375         01/14/11                 123,585
                                                                                                              ---------------
               TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                (COST $804,723)                                                                                       874,755
                                                                                                              ---------------

               SHORT-TERM INVESTMENTS (a) (4.2%)
               U.S. GOVERNMENT AGENCY & OBLIGATIONS
      18,500   Freddie Mac                                                      1.65%        01/03/05              18,498,304
         100   U.S. Treasury Bills+                                             1.65         01/13/05                  99,945
         150   U.S. Treasury Bills+                                             1.90         03/24/05                 149,368
                                                                                                              ---------------
               TOTAL U.S GOVERNMENT AGENCY & OBLIGATIONS
                (COST $18,747,602)                                                                                 18,747,617
                                                                                                              ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS
                (COST $377,013,680) (b)(c)                                     101.0%                         $   448,900,949
               LIABILITIES IN EXCESS OF OTHER ASSETS                            (1.0)                              (4,520,382)
                                                                               -----                          ---------------
               NET ASSETS                                                      100.0%                         $   444,380,567
                                                                               =====                          ===============

----------
   ADR  AMERICAN DEPOSITORY RECEIPT.
   FSA  FINANCIAL SECURITY ASSURANCE INC.
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   *** FLOATING RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2004.
   + ALL OR A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $40,000.
   ++ SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   DD   SECURITY PURCHASED ON A DELAYED DELIVERY BASIS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $11,615,731 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS, A DELAYED DELIVERY BASIS AND OPEN FUTURES CONTRACTS.
   (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $378,102,472. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $76,855,899 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION is $6,057,422, resulting in net unrealized appreciation of $70,798,477.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2004:

NUMBER OF                             DESCRIPTION, DELIVERY           UNDERLYING FACE       UNREALIZED
CONTRACTS      LONG/SHORT                MONTH AND YEAR               AMOUNT AT VALUE      APPRECIATION
-------------------------------------------------------------------------------------------------------
   36             Short        U.S. Treasury Notes 5 Year March 2005   $   (3,943,125)     $      8,664
   20             Short        U.S. Treasury Notes 10 Year March 2005      (2,238,750)            4,074
    1             Short        U.S. Treasury Bonds 20 Year March 2005        (112,500)               29
                                                                                           ------------
    Total unrealized appreciation                                                          $     12,767
                                                                                           ============

                                                                                              PERCENT
SUMMARY OF INVESTMENTS                                                                       OF MARKET
PORTFOLIO COMPOSITION*                                                                         VALUE
-------------------------------------------------------------------------------------------------------
Common Stocks                                                                                      69.0%
U.S. Government Agencies and Obligations                                                           19.2
Corporate Bonds                                                                                     5.6
Short-Term Investments                                                                              4.2
Asset-Backed Securities                                                                             1.8
Foreign Government Obligations                                                                      0.2
                                                                                                  -----
TOTAL INVESTMENTS                                                                                 100.0%
                                                                                                  =====

----------
   * DOES NOT INCLUDE OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $6,294,375 AND UNREALIZED APPRECIATION OF $12,767.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                                                 QUALITY
                                                              MONEY            LIMITED            INCOME              HIGH
                                                              MARKET          DURATION             PLUS               YIELD
                                                         ---------------   ---------------    ---------------    ---------------
ASSETS:
Investments in securities, at value                      $   262,055,000   $   181,819,295    $   461,412,073    $    86,709,918
Investments in affiliates***                                          --           752,575          3,645,862                 --
Cash                                                               4,568            57,582             53,569                310
Receivable for:
  Investments sold                                                    --                --                 --            122,531
  Shares of beneficial interest sold                           7,420,020           751,577          1,299,188            517,221
  Dividends                                                           --                --                 --                 --
  Interest                                                        59,483         1,447,245          6,624,670          1,508,671
  Foreign withholding taxes reclaimed                                 --                --                 --                 --
Prepaid expenses and other assets                                  6,123            18,482              9,961             22,024
                                                         ---------------   ---------------    ---------------    ---------------
    TOTAL ASSETS                                             269,545,194       184,846,756        473,045,323         88,880,675
                                                         ---------------   ---------------    ---------------    ---------------
LIABILITIES:
Payable for:
  Investments purchased                                               --         6,075,634                 --            183,262
  Shares of beneficial interest redeemed                         841,406            60,065            199,588             63,166
  Investment advisory fee                                         99,709            45,199            167,537             31,395
  Variation margin                                                    --            40,388            233,482                 --
  Administration fee                                              11,177            12,053             31,912              5,980
  Distribution fee (Class Y)                                      18,398            26,497             36,827              8,308
Unrealized depreciation on open forward foreign
 currency contracts                                                   --                --                 --                 --
Accrued expenses and other payables                               57,764            39,227             76,561             51,824
                                                         ---------------   ---------------    ---------------    ---------------
    TOTAL LIABILITIES                                          1,028,454         6,299,063            745,907            343,935
                                                         ---------------   ---------------    ---------------    ---------------
    NET ASSETS                                           $   268,516,740   $   178,547,693    $   472,299,416    $    88,536,740
                                                         ===============   ===============    ===============    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                          $   268,516,652   $   186,015,575    $   479,454,520    $   402,511,349
Accumulated undistributed net investment income (loss)                88        (1,404,616)        (2,414,252)           301,927
Accumulated undistributed net realized gain (loss)                    --        (5,948,946)       (32,223,485)      (237,374,784)
Net unrealized appreciation (depreciation)                            --          (114,320)        27,482,633        (76,901,752)
                                                         ---------------   ---------------    ---------------    ---------------
    NET ASSETS                                           $   268,516,740   $   178,547,693    $   472,299,416    $    88,536,740
                                                         ===============   ===============    ===============    ===============
    TOTAL COST                                           $   262,055,000   $   182,735,632    $   437,449,928    $   163,611,670
                                                         ===============   ===============    ===============    ===============
CLASS X SHARES:
Net Assets                                               $   178,599,768   $    52,783,542    $   296,245,589    $    48,989,921
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                   178,599,730         5,420,125         27,732,038         40,709,907
    NET ASSET VALUE PER SHARE                            $          1.00   $          9.74    $         10.68    $          1.20
                                                         ===============   ===============    ===============    ===============
CLASS Y SHARES:
Net Assets                                               $    89,916,972   $   125,764,151    $   176,053,827    $    39,546,819
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                    89,916,921        12,930,335         16,503,506         32,825,287
    NET ASSET VALUE PER SHARE                            $          1.00   $          9.73    $         10.67    $          1.20
                                                         ===============   ===============    ===============    ===============

----------
** INCLUDES FOREIGN CURRENCY AT A VALUE OF $464 WITH A COST OF $469. *** COST OF $763,269, $3,480,234, $76,301, $17,583,878 AND $7,600,344,
RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                      GLOBAL
                                                                                INCOME            DIVIDEND           DIVIDEND
                                                            UTILITIES           BUILDER            GROWTH             GROWTH
                                                         ---------------    ---------------    ---------------    ---------------
ASSETS:
Investments in securities, at value                      $   198,041,706    $    96,948,484    $   853,961,835    $   281,217,970
Investments in affiliates***                                          --             79,805         23,796,102                 --
Cash                                                                  --             49,985             15,134             55,309
Receivable for:
  Investments sold                                               873,028            134,581                 --                 --
  Shares of beneficial interest sold                              31,842             74,998            191,482            150,423
  Dividends                                                      459,551            100,781            627,138            393,841
  Interest                                                        80,423            453,183             23,646                 --
  Foreign withholding taxes reclaimed                                 --                 --                 --            147,190
Prepaid expenses and other assets                                  3,518                 58             15,230              5,698
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL ASSETS                                             199,490,068         97,841,875        878,630,567        281,970,431
                                                         ---------------    ---------------    ---------------    ---------------
LIABILITIES:
Payable for:
  Investments purchased                                          767,026             13,985                 --                 --
  Shares of beneficial interest redeemed                         118,083            105,629            532,530            364,434
  Investment advisory fee                                         95,192             54,956            338,667            157,818
  Variation margin                                                    --                 --                 --                 --
  Administration fee                                              13,360              6,562             59,466             18,844
  Distribution fee (Class Y)                                       6,313             10,163             29,357             14,005
Unrealized depreciation on open forward foreign
 currency contracts                                                   --                 --                 --                 --
Accrued expenses and other payables                               53,555             32,041             92,996             57,904
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL LIABILITIES                                          1,053,529            223,336          1,053,016            613,005
                                                         ---------------    ---------------    ---------------    ---------------
    NET ASSETS                                           $   198,436,539    $    97,618,539    $   877,577,551    $   281,357,426
                                                         ===============    ===============    ===============    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                          $   153,998,485    $    93,088,282    $ 1,075,895,624    $   229,074,020
Accumulated undistributed net investment income (loss)           (12,051)          (359,314)            (5,046)         4,225,506
Accumulated undistributed net realized gain (loss)           (32,122,678)        (8,304,389)      (426,375,970)       (13,368,825)
Net unrealized appreciation (depreciation)                    76,572,783         13,193,960        228,062,943         61,426,725
                                                         ---------------    ---------------    ---------------    ---------------
    NET ASSETS                                           $   198,436,539    $    97,618,539    $   877,577,551    $   281,357,426
                                                         ===============    ===============    ===============    ===============
    TOTAL COST                                           $   121,468,923    $    83,834,329    $   649,694,994    $   219,816,246
                                                         ===============    ===============    ===============    ===============
CLASS X SHARES:
Net Assets                                               $   168,147,945    $    49,125,664    $   737,800,818    $   213,835,505
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                    11,414,524          4,185,522         50,969,724         14,791,861
    NET ASSET VALUE PER SHARE                            $         14.73    $         11.74    $         14.48    $         14.46
                                                         ===============    ===============    ===============    ===============
CLASS Y SHARES:
Net Assets                                               $    30,288,594    $    48,492,875    $   139,776,733    $    67,521,921
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                     2,057,138          4,141,069          9,669,687          4,707,808
    NET ASSET VALUE PER SHARE                            $         14.72    $         11.71    $         14.46    $         14.34
                                                         ===============    ===============    ===============    ===============

                                                            EUROPEAN                                 S&P 500
                                                             EQUITY               EQUITY              INDEX
                                                         ---------------      ---------------    ---------------
ASSETS:
Investments in securities, at value                      $   220,885,987      $   646,620,287    $   287,082,712
Investments in affiliates***                                          --                   --          9,721,819
Cash                                                              41,290**             32,061             82,365
Receivable for:
  Investments sold                                                    --            9,001,620                 --
  Shares of beneficial interest sold                                 717              135,752            149,424
  Dividends                                                      239,440              146,829            375,709
  Interest                                                            --                   --                 --
  Foreign withholding taxes reclaimed                            255,278                   --                 --
Prepaid expenses and other assets                                  5,842               22,521             11,126
                                                         ---------------      ---------------    ---------------
    TOTAL ASSETS                                             221,428,554          655,959,070        297,423,155
                                                         ---------------      ---------------    ---------------
LIABILITIES:
Payable for:
  Investments purchased                                               --            1,815,081                 --
  Shares of beneficial interest redeemed                         158,697              935,210            249,922
  Investment advisory fee                                        161,335              232,569             29,792
  Variation margin                                                    --                   --              3,650
  Administration fee                                              14,835               44,299             19,861
  Distribution fee (Class Y)                                       8,804               24,372             34,410
Unrealized depreciation on open forward foreign
 currency contracts                                                   --                   --                 --
Accrued expenses and other payables                               68,877               80,752             56,530
                                                         ---------------      ---------------    ---------------
    TOTAL LIABILITIES                                            412,548            3,132,283            394,165
                                                         ---------------      ---------------    ---------------
    NET ASSETS                                           $   221,016,006      $   652,826,787    $   297,028,990
                                                         ===============      ===============    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                          $   230,108,515      $ 1,095,324,728    $   300,848,255
Accumulated undistributed net investment income (loss)         2,286,043               (7,192)         4,309,773
Accumulated undistributed net realized gain (loss)           (62,593,361)        (544,563,241)       (25,465,589)
Net unrealized appreciation (depreciation)                    51,214,809          102,072,492         17,336,551
                                                         ---------------      ---------------    ---------------
    NET ASSETS                                           $   221,016,006      $   652,826,787    $   297,028,990
                                                         ===============      ===============    ===============
    TOTAL COST                                           $   169,714,100      $   544,547,795    $   279,618,761
                                                         ===============      ===============    ===============
CLASS X SHARES:
Net Assets                                               $   178,683,485      $   537,085,720    $   130,943,511
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                     9,672,511           22,312,694         11,756,288
    NET ASSET VALUE PER SHARE                            $         18.47      $         24.07    $         11.14
                                                         ===============      ===============    ===============
CLASS Y SHARES:
Net Assets                                               $    42,332,521      $   115,741,067    $   166,085,479
Shares Outstanding (unlimited authorized
 shares of $.01 par value)                                     2,304,882            4,815,780         15,017,178
    NET ASSET VALUE PER SHARE                            $         18.37      $         24.03    $         11.06
                                                         ===============      ===============    ===============

                                                               GLOBAL            AGGRESSIVE
                                                              ADVANTAGE            EQUITY         INFORMATION       STRATEGIST
                                                           --------------      --------------    --------------    --------------
ASSETS:
Investments in securities, at value                        $   34,878,463      $   66,179,666    $   17,457,462    $  445,355,026
Investment in affiliates***                                            --                  --                --         3,545,923
Cash                                                               35,059**                --             8,980            52,832
Receivable for:
  Investments sold                                                     --             296,202           118,169                --
  Shares of beneficial interest sold                                   --              54,097                --            91,532
  Dividends                                                        39,201              11,656               910           237,381
  Interest                                                             --                  --                --         1,096,282
  Foreign withholding taxes reclaimed                              11,451                  --                --                --
Unrealized appreciation on open forward foreign currency
 contracts                                                          1,930                  --                --                --
Prepaid expenses and other assets                                   8,345               2,555               530             1,044
                                                           --------------      --------------    --------------    --------------
    TOTAL ASSETS                                               34,974,449          66,544,176        17,586,051       450,380,020
                                                           --------------      --------------    --------------    --------------
LIABILITIES:
Payable for:
  Investments purchased                                                --                  --                --         5,348,432
  Shares of beneficial interest redeemed                          139,924             327,050           167,304           355,830
  Investment advisory fee                                          16,510              37,437             9,947           157,534
  Variation margin                                                     --                  --                --            11,125
  Administration fee                                                2,317               4,470             1,188            30,006
  Distribution fee (Class Y)                                        2,295               5,807             2,737            20,791
Unrealized depreciation on open forward foreign currency
 contracts                                                        120,655                  --                --                --
Accrued expenses and other payables                                40,539              29,112            21,700            75,735
                                                           --------------      --------------    --------------    --------------
    TOTAL LIABILITIES                                             322,240             403,876           202,876         5,999,453
                                                           --------------      --------------    --------------    --------------
    NET ASSETS                                             $   34,652,209      $   66,140,300    $   17,383,175    $  444,380,567
                                                           ==============      ==============    ==============    ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                            $   55,802,711      $  109,884,561    $   21,994,887    $  337,759,202
Accumulated undistributed net investment income (loss)             67,686                 357               (26)         (558,607)
Accumulated undistributed net realized gain (loss)            (24,532,381)        (53,514,947)       (7,166,061)       35,279,936
Net unrealized appreciation (depreciation)                      3,314,193           9,770,329         2,554,375        71,900,036
                                                           --------------      --------------    --------------    --------------
    NET ASSETS                                             $   34,652,209      $   66,140,300    $   17,383,175    $  444,380,567
                                                           ==============      ==============    ==============    ==============
    TOTAL COST                                             $   31,448,674      $   56,409,337    $   14,903,087    $  377,013,680
                                                           ==============      ==============    ==============    ==============
CLASS X SHARES:
Net Assets                                                 $   23,620,532      $   38,347,385    $    4,477,937    $  345,215,215
Shares Outstanding (unlimited authorized shares of
 $.01 par value)                                                2,887,019           3,429,124           901,646        20,799,844
    NET ASSET VALUE PER SHARE                              $         8.18      $        11.18    $         4.97    $        16.60
                                                           ==============      ==============    ==============    ==============
CLASS Y SHARES:
Net Assets                                                 $   11,031,677      $   27,792,915    $   12,905,238    $   99,165,352
Shares Outstanding (unlimited authorized shares of
 $.01 par value)                                                1,355,736           2,506,923         2,619,611         5,981,481
    NET ASSET VALUE PER SHARE                              $         8.14      $        11.09    $         4.93    $        16.58
                                                           ==============      ==============    ==============    ==============

----------
** INCLUDES FOREIGN CURRENCY AT A VALUE OF $35,059 WITH A COST OF $34,396. *** COST OF $1,381,619.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     QUALITY
                                                                MONEY              LIMITED           INCOME             HIGH
                                                                MARKET             DURATION           PLUS              YIELD
                                                           --------------      --------------    --------------    --------------
INVESTMENT INCOME:
INCOME
Interest                                                   $    4,006,922      $    6,101,928    $   27,333,994    $    7,165,138
Interest and dividends from affiliates                                 --              24,439           205,283                --
Dividends                                                              --                  --                --           169,134
                                                           --------------      --------------    --------------    --------------
    TOTAL INCOME                                                4,006,922           6,126,367        27,539,277         7,334,272
                                                           --------------      --------------    --------------    --------------
EXPENSES
Investment advisory fee                                         1,426,418             801,714         2,344,935           432,268
Distribution fee (Class Y shares)                                 213,410             322,833           388,720            93,867
Administration fee                                                 22,305              23,746            62,952            11,790
Professional fees                                                  30,087              20,111            37,973            95,905
Custodian fees                                                     21,528              38,759            55,562            16,230
Shareholder reports and notices                                    26,007              17,946            38,158            14,448
Trustees' fees and expenses                                         5,314               2,670             7,403             1,208
Transfer agent fees and expenses                                      500                 500               500               500
Other                                                              11,047              21,416            31,031            17,508
                                                           --------------      --------------    --------------    --------------
    TOTAL EXPENSES                                              1,756,616           1,249,695         2,967,234           683,724
                                                           --------------      --------------    --------------    --------------
    NET INVESTMENT INCOME (LOSS)                                2,250,306           4,876,672        24,572,043         6,650,548
                                                           --------------      --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                            --             577,501         8,628,548       (23,213,309)
Futures contracts                                                      --          (1,597,952)       (4,089,509)               --
Foreign exchange transactions                                          --                  --                --                --
                                                           --------------      --------------    --------------    --------------
      NET REALIZED GAIN (LOSS)                                         --          (1,020,451)        4,539,039       (23,213,309)
                                                           --------------      --------------    --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                            --          (2,019,035)       (5,524,579)       25,141,012
Futures contracts                                                      --             392,440           423,490                --
Translation of forward foreign currency contracts, other
 assets and liabilities denominated in foreign currencies              --                  --                --                --
                                                           --------------      --------------    --------------    --------------
      NET APPRECIATION (DEPRECIATION)                                  --          (1,626,595)       (5,101,089)       25,141,012
                                                           --------------      --------------    --------------    --------------
      NET GAIN (LOSS)                                                  --          (2,647,046)         (562,050)        1,927,703
                                                           --------------      --------------    --------------    --------------
NET INCREASE (DECREASE)                                    $    2,250,306      $    2,229,626    $   24,009,993    $    8,578,251
                                                           ==============      ==============    ==============    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                     GLOBAL
                                                                               INCOME            DIVIDEND           DIVIDEND
                                                            UTILITIES          BUILDER            GROWTH             GROWTH
                                                         ---------------   ---------------    ---------------    ---------------
INVESTMENT INCOME:
INCOME
Interest                                                 $       417,692   $     1,997,845    $       248,170    $       104,185
Interest and dividends from affiliates                                --             7,898            882,640                 --
Dividends                                                      5,892,665*        1,719,441*        18,845,269*         6,377,755*
                                                         ---------------   ---------------    ---------------    ---------------
    TOTAL INCOME                                               6,310,357         3,725,184         19,976,079          6,481,940
                                                         ---------------   ---------------    ---------------    ---------------
EXPENSES
Investment advisory fee                                        1,222,561           702,564          5,024,494          1,989,768
Distribution fee (Class Y shares)                                 67,994           114,046            320,703            142,776
Administration fee                                                26,256            12,786            117,016             36,696
Professional fees                                                 32,636            26,190             34,850             38,030
Custodian fees                                                    12,559            17,171             49,082             58,325
Shareholder reports and notices                                   25,563            17,260             60,839             35,121
Trustees' fees and expenses                                        2,714             1,038             13,882              3,752
Transfer agent fees and expenses                                     500               500                500                500
Other                                                              9,777             6,506             36,403             19,493
                                                         ---------------   ---------------    ---------------    ---------------
    TOTAL EXPENSES                                             1,400,560           898,061          5,657,769          2,324,461
                                                         ---------------   ---------------    ---------------    ---------------
    NET INVESTMENT INCOME (LOSS)                               4,909,797         2,827,123         14,318,310          4,157,479
                                                         ---------------   ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                    9,357,798         3,742,506         63,450,866         18,673,713
Futures contracts                                                     --                --                 --                 --
Foreign exchange transactions                                         --                --                 --            140,621
                                                         ---------------   ---------------    ---------------    ---------------
      NET REALIZED GAIN (LOSS)                                 9,357,798         3,742,506         63,450,866         18,814,334
                                                         ---------------   ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                   21,441,584         3,159,772         (7,427,592)        14,505,250
Futures contracts                                                     --                --                 --                 --
Translation of forward foreign currency contracts,
 other assets and liabilities denominated in foreign
 currencies                                                           --                --                 --             (9,035)
                                                         ---------------   ---------------    ---------------    ---------------
      NET APPRECIATION (DEPRECIATION)                         21,441,584         3,159,772         (7,427,592)        14,496,215
                                                         ---------------   ---------------    ---------------    ---------------
      NET GAIN (LOSS)                                         30,799,382         6,902,278         56,023,274         33,310,549
                                                         ---------------   ---------------    ---------------    ---------------
NET INCREASE (DECREASE)                                  $    35,709,179   $     9,729,401    $    70,341,584    $    37,468,028
                                                         ===============   ===============    ===============    ===============

----------
* NET OF $12,344, $17,301, $36,830, $453,477, $697,939, $52,651, $48,504,
  $7,425, $1,243 AND $41,512, FOREIGN WITHHOLDING TAX, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                            EUROPEAN                               S&P 500            GLOBAL
                                                             EQUITY             EQUITY              INDEX            ADVANTAGE
                                                         ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
INCOME
Interest                                                 $        34,833    $       228,745    $        69,011    $         3,492
Interest and dividends from affiliates                                --            132,480            271,472                 --
Dividends                                                      4,935,699*         5,876,008*         5,270,570            557,683*
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL INCOME                                               4,970,532          6,237,233          5,611,053            561,175
                                                         ---------------    ---------------    ---------------    ---------------
EXPENSES
Investment advisory fee                                        2,039,265          3,227,212            702,696            219,293
Distribution fee (Class Y shares)                                 95,158            261,252            365,380             25,742
Administration fee                                                28,808             86,407             38,495              4,514
Professional fees                                                 37,923             33,069             20,757             21,610
Custodian fees                                                   104,353             44,397             85,518             25,930
Shareholder reports and notices                                   32,285             65,769             28,911              6,569
Trustees' fees and expenses                                        3,105              9,987              3,367                495
Transfer agent fees and expenses                                     500                500                500                500
Other                                                             19,951             27,119             37,880              9,327
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL EXPENSES                                             2,361,348          3,755,712          1,283,504            313,980
                                                         ---------------    ---------------    ---------------    ---------------
    NET INVESTMENT INCOME (LOSS)                               2,609,184          2,481,521          4,327,549            247,195
                                                         ---------------    ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                   24,046,824         53,801,783         (4,587,673)         3,439,883
Futures contracts                                                     --                 --            789,614                 --
Foreign exchange transactions                                   (219,993)              (233)                --           (110,076)
                                                         ---------------    ---------------    ---------------    ---------------
      NET REALIZED GAIN (LOSS)                                23,826,831         53,801,550         (3,798,059)         3,329,807
                                                         ---------------    ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                   (1,480,553)        11,361,803         27,161,109            373,473
Futures contracts                                                     --                 --           (144,767)                --
Translation of forward foreign currency contracts,
 other assets and liabilities denominated in foreign
 currencies                                                        6,284                 --                 --            (56,265)
                                                         ---------------    ---------------    ---------------    ---------------
      NET APPRECIATION (DEPRECIATION)                         (1,474,269)        11,361,803         27,016,342            317,208
                                                         ---------------    ---------------    ---------------    ---------------
      NET GAIN (LOSS)                                         22,352,562         65,163,353         23,218,283          3,647,015
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE)                                  $    24,961,746    $    67,644,874    $    27,545,832    $     3,894,210
                                                         ===============    ===============    ===============    ===============

                                                           AGGRESSIVE
                                                             EQUITY             INFORMATION        STRATEGIST
                                                         ---------------      ---------------    ---------------
INVESTMENT INCOME:
INCOME
Interest                                                 $        19,730      $         4,360    $     5,272,635
Interest and dividends from affiliates                                --                   --            103,583
Dividends                                                        429,864*             135,394*         5,122,557*
                                                         ---------------      ---------------    ---------------
    TOTAL INCOME                                                 449,594              139,754         10,498,775
                                                         ---------------      ---------------    ---------------
EXPENSES
Investment advisory fee                                          480,554              130,509          2,204,702
Distribution fee (Class Y shares)                                 64,929               31,867            233,794
Administration fee                                                 8,713                2,310             58,974
Professional fees                                                 20,458               25,120             38,773
Custodian fees                                                    27,849                7,178             31,711
Shareholder reports and notices                                   11,899                4,816             29,915
Trustees' fees and expenses                                          887                  226              5,856
Transfer agent fees and expenses                                     500                  500                500
Other                                                              2,642                  694             32,787
                                                         ---------------      ---------------    ---------------
    TOTAL EXPENSES                                               618,431              203,220          2,637,012
                                                         ---------------      ---------------    ---------------
    NET INVESTMENT INCOME (LOSS)                                (168,837)             (63,466)         7,861,763
                                                         ---------------      ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                    9,048,276              472,562         52,563,890
Futures contracts                                                     --                   --           (258,508)
Foreign exchange transactions                                         71                   31                 --
                                                         ---------------      ---------------    ---------------
      NET REALIZED GAIN (LOSS)                                 9,048,347              472,593         52,305,382
                                                         ---------------      ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                   (1,271,510)            (125,200)       (16,634,441)
Futures contracts                                                     --                   --             39,094
Translation of forward foreign currency contracts,
 other assets and liabilities denominated in foreign
 currencies                                                          (16)                  --                 --
                                                         ---------------      ---------------    ---------------
      NET APPRECIATION (DEPRECIATION)                         (1,271,526)            (125,200)       (16,595,347)
                                                         ---------------      ---------------    ---------------
      NET GAIN (LOSS)                                          7,776,821              347,393         35,710,035
                                                         ---------------      ---------------    ---------------
NET INCREASE (DECREASE)                                  $     7,607,984      $       283,927    $    43,571,798
                                                         ===============      ===============    ===============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    MONEY MARKET                       LIMITED DURATION
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                    $     2,250,306    $     2,724,337    $     4,876,672    $     3,436,799
Net realized gain (loss)                                              --              2,013         (1,020,451)           514,334
Net change in unrealized appreciation/depreciation                    --                 --         (1,626,595)          (231,228)
                                                         ---------------    ---------------    ---------------    ---------------
    NET INCREASE                                               2,250,306          2,726,350          2,229,626          3,719,905
                                                         ---------------    ---------------    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (1,713,991)        (2,268,741)        (2,415,061)        (2,794,033)
  Class Y shares                                                (536,468)          (455,562)        (5,031,244)        (3,921,588)
Net realized gain
  Class X shares                                                      --             (1,512)                --                 --
  Class Y shares                                                      --               (501)                --                 --
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (2,250,459)        (2,726,316)        (7,446,305)        (6,715,621)
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                         (77,069,431)      (220,737,105)        (6,428,141)        46,912,540
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                (77,069,584)      (220,737,071)       (11,644,820)        43,916,824

NET ASSETS:
Beginning of period                                          345,586,324        566,323,395        190,192,513        146,275,689
                                                         ---------------    ---------------    ---------------    ---------------
END OF PERIOD                                            $   268,516,740    $   345,586,324    $   178,547,693    $   190,192,513
                                                         ===============    ===============    ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $            88    $           241    $    (1,404,616)   $    (1,795,789)
                                                         ===============    ===============    ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                QUALITY INCOME PLUS                        HIGH YIELD
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR        FOR THE YEAR      FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,        DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                    $    24,572,043    $    27,796,582    $     6,650,548    $    10,499,668
Net realized gain (loss)                                       4,539,039         10,047,683        (23,213,309)       (48,313,416)
Net change in unrealized appreciation/depreciation            (5,101,089)         3,797,961         25,141,012         55,212,404
                                                         ---------------    ---------------    ---------------    ---------------
    NET INCREASE                                              24,009,993         41,642,226          8,578,251         17,398,656
                                                         ---------------    ---------------    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                             (17,981,590)       (22,357,497)        (3,915,838)        (5,140,708)
  Class Y shares                                              (8,324,916)        (7,209,569)        (2,808,283)        (2,078,548)
Net realized gain
  Class X shares                                                      --                 --                 --                 --
  Class Y shares                                                      --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                        (26,306,506)       (29,567,066)        (6,724,121)        (7,219,256)
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                         (29,588,916)       (33,837,319)        (4,785,721)        24,989,484
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                (31,885,429)       (21,762,159)        (2,931,591)        35,168,884

NET ASSETS:
Beginning of period                                          504,184,845        525,947,004         91,468,331         56,299,447
                                                         ---------------    ---------------    ---------------    ---------------
END OF PERIOD                                            $   472,299,416    $   504,184,845    $    88,536,740    $    91,468,331
                                                         ===============    ===============    ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $    (2,414,252)   $    (1,086,948)   $       301,927    $       400,451
                                                         ===============    ===============    ===============    ===============

                                                                     UTILITIES
                                                         ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED
                                                          DECEMBER 31,        DECEMBER 31,
                                                              2004               2003
                                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                    $     4,909,797    $     5,763,761
Net realized gain (loss)                                       9,357,798          3,887,937
Net change in unrealized appreciation/depreciation            21,441,584         21,595,966
                                                         ---------------    ---------------
    NET INCREASE                                              35,709,179         31,247,664
                                                         ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (4,273,816)        (5,177,658)
  Class Y shares                                                (654,117)          (623,013)
Net realized gain
  Class X shares                                                      --                 --
  Class Y shares                                                      --                 --
                                                         ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (4,927,933)        (5,800,671)
                                                         ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                         (33,468,158)       (34,416,677)
                                                         ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                 (2,686,912)        (8,969,684)

NET ASSETS:
Beginning of period                                          201,123,451        210,093,135
                                                         ---------------    ---------------
END OF PERIOD                                            $   198,436,539    $   201,123,451
                                                         ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $       (12,051)   $       (37,026)
                                                         ===============    ===============

                                                                  INCOME BUILDER                        DIVIDEND GROWTH
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                    $     2,827,123    $     2,361,435    $    14,318,310    $    16,985,343
Net realized gain (loss)                                       3,742,506            353,749         63,450,866        (23,459,182)
Net change in unrealized appreciation/depreciation             3,159,772         11,983,794         (7,427,592)       229,267,144
                                                         ---------------    ---------------    ---------------    ---------------
    NET INCREASE                                               9,729,401         14,698,978         70,341,584        222,793,305
                                                         ---------------    ---------------    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (1,825,001)        (1,567,438)       (12,469,448)       (15,603,344)
  Class Y shares                                              (1,617,524)          (820,336)        (1,855,979)        (1,554,814)
Paid-in-capital
  Class X shares                                                      --                 --                 --                 --
  Class Y shares                                                      --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (3,442,525)        (2,387,774)       (14,325,427)       (17,158,158)
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                          (3,001,050)        18,586,671       (161,922,253)      (112,930,564)
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                  3,285,826         30,897,875       (105,906,096)        92,704,583

NET ASSETS:
Beginning of period                                           94,332,713         63,434,838        983,483,647        890,779,064
                                                         ---------------    ---------------    ---------------    ---------------
END OF PERIOD                                            $    97,618,539    $    94,332,713    $   877,577,551    $   983,483,647
                                                         ===============    ===============    ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $      (359,314)   $       170,134    $        (5,046)   $         2,071
                                                         ===============    ===============    ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               GLOBAL DIVIDEND GROWTH                   EUROPEAN EQUITY
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                    $     4,157,479    $     3,860,536    $     2,609,184    $     2,535,203
Net realized gain (loss)                                      18,814,334        (11,232,982)        23,826,831          3,314,342
Net change in unrealized appreciation/depreciation            14,496,215         73,360,583         (1,474,269)        49,183,552
                                                         ---------------    ---------------    ---------------    ---------------
    NET INCREASE                                              37,468,028         65,988,137         24,961,746         55,033,097
                                                         ---------------    ---------------    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (3,177,112)        (4,025,728)        (2,109,600)        (1,679,461)
  Class Y shares                                                (789,377)          (554,987)          (387,332)          (177,270)
Paid-in-capital
  Class X shares                                                      --                 --                 --                 --
  Class Y shares                                                      --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (3,966,489)        (4,580,715)        (2,496,932)        (1,856,731)
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                         (21,638,972)       (13,916,253)       (36,440,609)       (33,470,120)
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                 11,862,567         47,491,169        (13,975,795)        19,706,246

NET ASSETS:
Beginning of period                                          269,494,859        222,003,690        234,991,801        215,285,555
                                                         ---------------    ---------------    ---------------    ---------------
END OF PERIOD                                            $   281,357,426    $   269,494,859    $   221,016,006    $   234,991,801
                                                         ===============    ===============    ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $     4,225,506    $     3,893,895    $     2,286,043    $     2,393,784
                                                         ===============    ===============    ===============    ===============

                                                                       EQUITY
                                                         ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,
                                                              2004               2003
                                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                    $     2,481,521    $     2,386,266
Net realized gain (loss)                                      53,801,550         42,501,973
Net change in unrealized appreciation/depreciation            11,361,803         94,888,228
                                                         ---------------    ---------------
    NET INCREASE                                              67,644,874        139,776,467
                                                         ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (2,254,627)        (2,272,886)
  Class Y shares                                                (228,122)          (112,702)
Paid-in-capital
  Class X shares                                                 (55,240)                --
  Class Y shares                                                 (11,990)                --
                                                         ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (2,549,979)        (2,385,588)
                                                         ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                        (128,695,663)      (107,925,224)
                                                         ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                (63,600,768)        29,465,655

NET ASSETS:
Beginning of period                                          716,427,555        686,961,900
                                                         ---------------    ---------------
END OF PERIOD                                            $   652,826,787    $   716,427,555
                                                         ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $        (7,192)   $           707
                                                         ===============    ===============

                                                                   S&P 500 INDEX                        GLOBAL ADVANTAGE
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income                                    $     4,327,549    $     2,501,314    $       247,195    $       237,959
Net realized gain (loss)                                      (3,798,059)         1,436,923          3,329,807            888,842
Net change in unrealized appreciation/depreciation            27,016,342         49,967,842            317,208          7,075,868
                                                         ---------------    ---------------    ---------------    ---------------
    NET INCREASE                                              27,545,832         53,906,079          3,894,210          8,202,669
                                                         ---------------    ---------------    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (1,276,097)        (1,247,793)          (106,256)          (254,851)
  Class Y shares                                              (1,201,805)          (794,354)           (30,070)           (53,778)
Net realized gain
  Class X shares                                                      --                 --                 --                 --
  Class Y shares                                                      --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (2,477,902)        (2,042,147)          (136,326)          (308,629)
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                           3,050,041         43,281,336         (4,011,668)        (1,083,892)
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                 28,117,971         95,145,268           (253,784)         6,810,148

NET ASSETS:
Beginning of period                                          268,911,019        173,765,751         34,905,993         28,095,845
                                                         ---------------    ---------------    ---------------    ---------------
END OF PERIOD                                            $   297,028,990    $   268,911,019    $    34,652,209    $    34,905,993
                                                         ===============    ===============    ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $     4,309,773    $     2,483,466    $        67,686    $        66,893
                                                         ===============    ===============    ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 AGGRESSIVE EQUITY                        INFORMATION
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income                                    $      (168,837)   $         3,156    $       (63,466)   $      (121,291)
Net realized gain (loss)                                       9,048,347          2,078,957            472,593          1,934,657
Net change in unrealized appreciation/depreciation            (1,271,526)        12,610,532           (125,200)         3,533,996
                                                         ---------------    ---------------    ---------------    ---------------
    NET INCREASE                                               7,607,984         14,692,645            283,927          5,347,362
                                                         ---------------    ---------------    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                                  (4,053)            (3,022)                --                 --
  Class Y shares                                                      --                 --                 --                 --
Net realized gain
  Class X shares                                                      --                 --                 --                 --
  Class Y shares                                                      --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                             (4,053)            (3,022)                --                 --
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                         (10,346,386)        (3,106,247)        (1,379,059)         6,062,821
                                                         ---------------    ---------------    ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                 (2,742,455)        11,583,376         (1,095,132)        11,410,183

NET ASSETS:
Beginning of period                                           68,882,755         57,299,379         18,478,307          7,068,124
                                                         ---------------    ---------------    ---------------    ---------------
END OF PERIOD                                            $    66,140,300    $    68,882,755    $    17,383,175    $    18,478,307
                                                         ===============    ===============    ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $           357    $         3,069    $           (26)   $           (20)
                                                         ===============    ===============    ===============    ===============

                                                                     STRATEGIST
                                                         ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,
                                                              2004               2003
                                                         ---------------    ---------------
INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income                                    $     7,861,763    $     5,572,480
Net realized gain (loss)                                      52,305,382         27,899,819
Net change in unrealized appreciation/depreciation           (16,595,347)        69,325,780
                                                         ---------------    ---------------
    NET INCREASE                                              43,571,798        102,798,079
                                                         ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                                              (6,959,864)        (6,275,620)
  Class Y shares                                              (1,638,766)        (1,066,493)
Net realized gain
  Class X shares                                                 (43,203)                --
  Class Y shares                                                 (10,173)                --
                                                         ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS                         (8,652,006)        (7,342,113)
                                                         ---------------    ---------------
Net increase (decrease) from transactions in shares of
 beneficial interest                                         (68,830,403)       (47,069,604)
                                                         ---------------    ---------------
    TOTAL INCREASE (DECREASE)                                (33,910,611)        48,386,362

NET ASSETS:
Beginning of period                                          478,291,178        429,904,816
                                                         ---------------    ---------------
END OF PERIOD                                            $   444,380,567    $   478,291,178
                                                         ===============    ===============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS)                                                 $      (558,607)   $      (428,480)
                                                         ===============    ===============

SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                                   MONEY MARKET                         LIMITED DURATION
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                         393,599,095      1,108,150,876          2,897,615          5,498,655
Reinvestment of dividends and distributions                    1,713,991          2,270,253            244,877            277,008
Redeemed                                                    (468,491,675)    (1,291,459,876)        (4,170,692)        (6,549,081)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                            (73,178,589)      (181,038,747)        (1,028,200)          (773,418)
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $   393,599,095    $ 1,108,150,876    $    28,751,340    $    55,652,864
Reinvestment of dividends and distributions                    1,713,991          2,270,253          2,415,061          2,794,033
Redeemed                                                    (468,491,675)    (1,291,459,876)       (41,333,887)       (66,160,364)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $   (73,178,589)   $  (181,038,747)   $   (10,167,486)   $    (7,713,467)
                                                         ===============    ===============    ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                         101,822,604        415,144,318          4,104,281          8,466,631
Reinvestment of dividends and distributions                      536,468            456,063            510,966            389,602
Redeemed                                                    (106,249,914)      (455,298,739)        (4,243,335)        (3,459,951)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                             (3,890,842)       (39,698,358)           371,912          5,396,282
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $   101,822,604    $   415,144,318    $    40,571,128    $    85,572,547
Reinvestment of dividends and distributions                      536,468            456,063          5,031,244          3,921,588
Redeemed                                                    (106,249,914)      (455,298,739)       (41,863,027)       (34,868,128)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $    (3,890,842)   $   (39,698,358)   $     3,739,345    $    54,626,007
                                                         ===============    ===============    ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                QUALITY INCOME PLUS                        HIGH YIELD
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR        FOR THE YEAR      FOR THE YEAR
                                                              ENDED              ENDED               ENDED             ENDED
                                                          DECEMBER 31,       DECEMBER 31,        DECEMBER 31,      DECEMBER 31,
                                                              2004               2003                2004              2003
                                                         ---------------    ---------------    ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                           6,339,005         14,028,768         20,351,555         84,530,448
Reinvestment of dividends and distributions                    1,690,773          2,104,316          3,326,755          4,692,508
Redeemed                                                     (14,195,320)       (22,682,862)       (30,636,027)       (85,873,525)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                             (6,165,542)        (6,549,778)        (6,957,717)         3,349,431
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $    68,175,506    $   148,757,216    $    24,061,769    $    92,895,496
Reinvestment of dividends and distributions                   17,981,590         22,357,497          3,915,838          5,140,708
Redeemed                                                    (151,775,569)      (240,703,490)       (36,202,065)       (94,627,569)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $   (65,618,473)   $   (69,588,777)   $    (8,224,458)   $     3,408,635
                                                         ===============    ===============    ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                           6,059,037          7,145,160         10,578,269         24,236,295
Reinvestment of dividends and distributions                      784,156            679,194          2,383,798          1,877,306
Redeemed                                                      (3,469,059)        (4,469,055)       (10,092,725)        (6,664,212)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                              3,374,134          3,355,299          2,869,342         19,449,389
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $    64,569,427    $    75,751,102    $    12,518,844    $    26,835,313
Reinvestment of dividends and distributions                    8,324,916          7,209,569          2,808,283          2,078,548
Redeemed                                                     (36,864,786)       (47,209,213)       (11,888,390)        (7,333,012)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $    36,029,557    $    35,751,458    $     3,438,737    $    21,580,849
                                                         ===============    ===============    ===============    ===============

                                                                     UTILITIES
                                                         ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,
                                                              2004               2003
                                                         ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                             831,180          3,359,747
Reinvestment of dividends and distributions                      320,048            446,777
Redeemed                                                      (3,713,526)        (7,099,772)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                             (2,562,298)        (3,293,248)
                                                         ===============    ===============
AMOUNT
Sold                                                     $    11,021,168    $    38,768,473
Reinvestment of dividends and distributions                    4,273,816          5,177,658
Redeemed                                                     (48,645,585)       (81,126,816)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $   (33,350,601)   $   (37,180,685)
                                                         ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                             340,027            525,077
Reinvestment of dividends and distributions                       48,895             53,523
Redeemed                                                        (401,598)          (342,236)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                                (12,676)           236,364
                                                         ===============    ===============
AMOUNT
Sold                                                     $     4,493,355    $     6,059,684
Reinvestment of dividends and distributions                      654,117            623,013
Redeemed                                                      (5,265,029)        (3,918,689)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $      (117,557)   $     2,764,008
                                                         ===============    ===============

                                                                   INCOME BUILDER                       DIVIDEND GROWTH
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                             794,935          1,265,904          3,736,535          9,197,720
Reinvestment of dividends and distributions                      161,416            156,531            891,212          1,328,455
Redeemed                                                      (1,497,979)        (1,972,448)       (17,393,738)       (22,557,659)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                               (541,628)          (550,013)       (12,765,991)       (12,031,484)
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $     8,898,223    $    12,664,895    $    51,539,866    $   111,066,698
Reinvestment of dividends and distributions                    1,825,001          1,567,438         12,469,448         15,603,344
Redeemed                                                     (16,742,836)       (19,663,818)      (238,665,966)      (265,830,593)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $    (6,019,612)   $    (5,431,485)   $  (174,656,652)   $  (139,160,551)
                                                         ===============    ===============    ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                           1,108,132          2,736,011          2,291,289          3,313,300
Reinvestment of dividends and distributions                      143,262             80,325            132,372            131,370
Redeemed                                                        (985,119)          (429,075)        (1,492,305)        (1,260,220)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                                266,275          2,387,261            931,356          2,184,450
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $    12,416,695    $    27,510,014    $    31,327,046    $    39,442,575
Reinvestment of dividends and distributions                    1,617,524            820,336          1,855,979          1,554,814
Redeemed                                                     (11,015,657)        (4,312,194)       (20,448,626)       (14,767,402)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $     3,018,562    $    24,018,156    $    12,734,399    $    26,229,987
                                                         ===============    ===============    ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               GLOBAL DIVIDEND GROWTH                   EUROPEAN EQUITY
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                           2,247,506         13,731,764          1,231,129          4,697,566
Reinvestment of dividends and distributions                      240,690            380,504            129,265            122,588
Redeemed                                                      (5,084,949)       (17,088,902)        (3,657,001)        (7,741,181)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                             (2,596,753)        (2,976,634)        (2,296,607)        (2,921,027)
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $    29,630,871    $   146,153,575    $    20,601,080    $    60,812,381
Reinvestment of dividends and distributions                    3,177,112          4,025,728          2,109,600          1,679,461
Redeemed                                                     (66,984,704)      (181,733,606)       (60,650,325)      (101,888,462)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $   (34,176,721)   $   (31,554,303)   $   (37,939,645)   $   (39,396,620)
                                                         ===============    ===============    ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                           1,501,824          1,993,697            723,533          7,493,352
Reinvestment of dividends and distributions                       60,212             52,755             23,836             12,987
Redeemed                                                        (601,676)          (436,179)          (659,317)        (7,004,193)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                                960,360          1,610,273             88,052            502,146
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $    19,677,928    $    21,704,285    $    12,050,890    $    95,020,828
Reinvestment of dividends and distributions                      789,377            554,987            387,333            177,270
Redeemed                                                      (7,929,556)        (4,621,222)       (10,939,187)       (89,271,598)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $    12,537,749    $    17,638,050    $     1,499,036    $     5,926,500
                                                         ===============    ===============    ===============    ===============

                                                                       EQUITY
                                                         ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,
                                                              2004               2003
                                                         ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                           1,593,619          2,113,400
Reinvestment of dividends and distributions                       95,965            119,985
Redeemed                                                      (7,702,311)        (8,908,219)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                             (6,012,727)        (6,674,834)
                                                         ===============    ===============
AMOUNT
Sold                                                     $    35,668,551    $    41,342,799
Reinvestment of dividends and distributions                    2,309,867          2,272,886
Redeemed                                                    (170,755,440)      (170,128,915)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $  (132,777,022)   $  (126,513,230)
                                                         ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                           1,197,646          1,622,535
Reinvestment of dividends and distributions                        9,992              6,107
Redeemed                                                      (1,014,296)          (657,715)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                                193,342            970,927
                                                         ===============    ===============
AMOUNT
Sold                                                     $    26,214,646    $    31,091,542
Reinvestment of dividends and distributions                      240,112            112,702
Redeemed                                                     (22,373,399)       (12,616,238)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $     4,081,359    $    18,588,006
                                                         ===============    ===============

                                                                   S&P 500 INDEX                        GLOBAL ADVANTAGE
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                           4,952,549         10,710,124            738,226          3,292,222
Reinvestment of dividends and distributions                      122,702            140,834             14,224             41,439
Redeemed                                                      (6,666,531)       (11,283,041)        (1,371,181)        (3,889,142)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                             (1,591,280)          (432,083)          (618,731)          (555,481)
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $    51,673,870    $    92,522,181    $     5,510,451    $    20,294,849
Reinvestment of dividends and distributions                    1,276,097          1,247,793            106,256            254,851
Redeemed                                                     (69,220,355)       (97,796,423)       (10,203,963)       (23,946,230)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $   (16,270,388)   $    (4,026,449)   $    (4,587,256)   $    (3,396,530)
                                                         ===============    ===============    ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                           4,035,180          7,059,201            320,294            494,198
Reinvestment of dividends and distributions                      116,229             90,063              4,047              8,773
Redeemed                                                      (2,303,112)        (1,852,233)          (248,938)          (155,369)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                              1,848,297          5,297,031             75,403            347,602
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $    41,876,646    $    62,541,731    $     2,383,553    $     3,210,322
Reinvestment of dividends and distributions                    1,201,806            794,354             30,070             53,778
Redeemed                                                     (23,758,023)       (16,028,300)        (1,838,035)          (951,462)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $    19,320,429    $    47,307,785    $       575,588    $     2,312,638
                                                         ===============    ===============    ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 AGGRESSIVE EQUITY                        INFORMATION
                                                         ----------------------------------    ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                              2004               2003               2004               2003
                                                         ---------------    ---------------    ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                           1,396,615          1,167,538          1,375,957          3,028,652
Reinvestment of dividends and distributions                          394                354                 --                 --
Redeemed                                                      (2,239,000)        (1,944,514)        (1,576,724)        (2,597,748)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                               (841,991)          (776,622)          (200,767)           430,904
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $    14,288,798    $    10,499,504    $     6,656,455    $    12,328,220
Reinvestment of dividends and distributions                        4,053              3,022                 --                 --
Redeemed                                                     (22,783,383)       (17,149,920)        (7,465,602)       (10,473,055)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $    (8,490,532)   $    (6,647,394)   $      (809,147)   $     1,855,165
                                                         ===============    ===============    ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                             390,968          2,813,215            456,147          1,613,088
Reinvestment of dividends and distributions                           --                 --                 --                 --
Redeemed                                                        (574,466)        (2,363,838)          (600,682)          (552,483)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                               (183,498)           449,377           (144,535)         1,060,605
                                                         ===============    ===============    ===============    ===============
AMOUNT
Sold                                                     $     3,914,063    $    22,908,980    $     2,145,532    $     6,168,489
Reinvestment of dividends and distributions                           --                 --                 --                 --
Redeemed                                                      (5,769,917)       (19,367,833)        (2,715,444)        (1,960,833)
                                                         ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $    (1,855,854)   $     3,541,147    $      (569,912)   $     4,207,656
                                                         ===============    ===============    ===============    ===============

                                                                     STRATEGIST
                                                         ----------------------------------
                                                          FOR THE YEAR       FOR THE YEAR
                                                              ENDED              ENDED
                                                          DECEMBER 31,       DECEMBER 31,
                                                              2004               2003
                                                         ---------------    ---------------
CLASS X SHARES
SHARES
Sold                                                           1,641,246          1,711,035
Reinvestment of dividends and distributions                      440,705            459,068
Redeemed                                                      (6,604,570)        (6,965,843)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                             (4,522,619)        (4,795,740)
                                                         ===============    ===============
AMOUNT
Sold                                                     $    25,739,857    $    23,549,134
Reinvestment of dividends and distributions                    7,003,067          6,275,620
Redeemed                                                    (103,360,189)       (93,516,489)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS X                        $   (70,617,265)   $   (63,691,735)
                                                         ===============    ===============
CLASS Y SHARES
SHARES
Sold                                                             990,748          1,852,862
Reinvestment of dividends and distributions                      103,744             77,477
Redeemed                                                        (983,210)          (728,767)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                                111,282          1,201,572
                                                         ===============    ===============
AMOUNT
Sold                                                     $    15,538,779    $    25,365,405
Reinvestment of dividends and distributions                    1,648,939          1,066,493
Redeemed                                                     (15,400,856)        (9,809,767)
                                                         ---------------    ---------------
NET INCREASE (DECREASE) - CLASS Y                        $     1,786,862    $    16,622,131
                                                         ===============    ===============

MORGAN STANLEY VARIABLE INVESTMENT SERIES

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of fifteen Portfolios ("Portfolios") which commenced operations as follows:

                                     COMMENCEMENT OF
PORTFOLIO                               OPERATIONS
---------                           -----------------
Money Market                            March 9, 1984
Limited Duration                          May 4, 1999
Quality Income Plus                     March 1, 1987
High Yield                              March 9, 1984
Utilities                               March 1, 1990
Income Builder                       January 21, 1997
Dividend Growth                         March 1, 1990
Global Dividend Growth              February 23, 1994
European Equity (formerly
  European Growth)                      March 1, 1991
Equity                                  March 9, 1984
S&P 500 Index                            May 18, 1998
Global Advantage                         May 18, 1998
Aggressive Equity                         May 4, 1999
Information                          November 6, 2000
Strategist                              March 1, 1987

On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered by Paragon Life Insurance Company and other contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

    PORTFOLIO                           INVESTMENT OBJECTIVE
   Money Market      Seeks high current income, preservation of capital and
                     liquidity.

 Limited Duration    Seeks to provide a high level of current income consistent with the preservation of capital.

Quality Income Plus  Seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective.

    High Yield       Seeks, as its primary objective, to earn a high level of
                     current income and, as a secondary objective, capital
                     appreciation, but only when consistent with its primary
                     objective.

     Utilities       Seeks both capital appreciation and current income.

    PORTFOLIO                           INVESTMENT OBJECTIVE
  Income Builder     Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital.

 Dividend Growth     Seeks to provide reasonable current income and long-term
                     growth of income and capital.

 Global Dividend     Seeks to provide reasonable current income and long-term
     Growth          growth of income and capital.

 European Equity     Seeks to maximize the capital appreciation of its
                     investments.

     Equity Seeks, as its primary objective, growth of capital and, as a secondary objective, income, but only when consistent with its primary objective.

       S&P 500 Index Seeks to provide investment results that, before expenses, correspond to the total return of the Standards &
                     Poor's 500 Composite Stock Index.

 Global Advantage    Seeks long-term capital growth.

 Aggressive Equity   Seeks long-term capital growth.

    Information      Seeks long-term capital appreciation.

     Strategist      Seeks a high total investment return.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price;
(2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (and/or, in the case of Global Dividend Growth, European Equity and Global Advantage, Morgan Stanley Investment Management Limited (the "Sub Advisor")) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuation of such securities are determined (that is, close of the foreign market on which the securities trade ) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuation may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees and; (8) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as variation margin, are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date.

I. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios. The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by a Portfolio.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS Effective November 1, 2004, pursuant to an Investment Advisory Agreement (the "Agreement"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day. Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly at the annual rates listed below parenthetically.

Money Market -- 0.45% to the portion of daily net assets not exceeding $250 million; 0.375% to the portion of daily net assets exceeding $250 million but not exceeding $750 million, and 0.325% to the portion of daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of daily net assets exceeding $1.5 billion. (Prior to November 1, 2004, 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million and 0.375% to the portion of daily net assets exceeding $750 million).

Limited Duration -- 0.30%. (Prior to November 1, 2004, 0.45%).

Quality Income Plus -- 0.42% to the portion of daily net assets not exceeding $500 million; 0.35% to the portion of daily net assets exceeding $500 million but not exceeding $1.25 billion and 0.22% to the portion of daily net assets exceeding $1.25 billion. (Prior to November 1, 2004, 0.50% to the portion of daily net assets not exceeding $500 million and 0.45% to the portion of daily net assets exceeding $500 million).

High Yield -- 0.42% to the portion of daily net assets not exceeding $500 million; 0.345% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of daily net assets exceeding $750 million but not exceeding $1.0 billion; 0.27% to the portion of daily net assets exceeding $1.0 billion but not exceeding $2 billion; 0.245% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and 0.22% to the portion of daily net assets exceeding $3 billion. (Prior to November 1, 2004, 0.50% to the portion of daily net assets not exceeding $500 million and 0.425% to the portion of daily net assets exceeding $500 million).

Utilities -- 0.57% to the portion of daily net assets not exceeding $500 million; 0.47% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion and 0.445% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of daily net assets exceeding $2.5 billion but not exceeding

$3.5 billion; 0.37% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of daily net assets exceeding $5 billion. (Prior to November 1, 2004, 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion and 0.525% to the portion of daily net assets exceeding $1 billion).

Income Builder -- 0.67% to the portion of daily net assets not exceeding $500 million and 0.645% to the portion of daily net assets exceeding $500 million. (Prior to November 1, 2004, 0.75%).

Dividend Growth -- 0.545% to the portion of daily net assets not exceeding $250 million; 0.42% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of daily net assets exceeding $2 billion. (Prior to November 1, 2004, 0.625% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and 0.425% to the portion of daily net assets exceeding $3 billion).

Global Dividend Growth -- 0.67% to the portion of daily net assets not exceeding $1.0 billion; 0.645% to the portion of daily net assets exceeding $1.0 billion but not exceeding $1.5 billion; 0.62% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.545% to the portion of daily net assets exceeding $4.5 billion. (Prior to November 1, 2004, 0.75% to the portion of daily net assets not exceeding $1 billion and 0.725% to the portion of daily net assets exceeding $1 billion).

European Equity -- 0.87% to the portion of daily net assets not exceeding $500 million; 0.82% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and 0.745% to the portion of daily net assets exceeding $3 billion. (Prior to November 1, 2004, 0.95% to the portion of daily net assets not exceeding $500 million and 0.90% to the portion of daily net assets exceeding $500 million).

Equity -- 0.42% to the portion of daily net assets not exceeding $1 billion; 0.395% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of daily net assets exceeding $2 billion. (Prior to November 1, 2004, 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.45% to the portion of daily net assets exceeding $2 billion).

S&P 500 Index -- 0.12%. (Prior to November 1, 2004, 0.20% and prior to May 1, 2004, 0.40%).

Global Advantage -- 0.57% to the portion of daily net assets not exceeding $1.5 billion and 0.545% to the portion of daily net assets exceeding $1.5 billion. (Prior to November 1, 2004, 0.65%).

Aggressive Equity -- 0.67% to the portion of daily net assets not exceeding $500 million; 0.645% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of daily net assets exceeding $3 billion. (Prior to November 1, 2004, 0.75%).

Information -- 0.67% to the portion of daily net assets not exceeding $500 million; 0.645% to the portion of daily net assets exceeding $500 million but not exceeding $3 billion and 0.62% to the portion of daily net assets exceeding $3 billion. (Prior to November 1, 2004, 0.75%).

Strategist -- 0.42% to the portion of daily net assets not exceeding $1.5 billion and 0.395% to the portion of daily net assets exceeding $1.5 billion. (Prior to November 1, 2004, 0.50% to the portion of daily net assets not exceeding $1.5 billion and 0.475% to the portion of daily net assets exceeding $1.5 billion).

Under Sub-Advisory Agreements between the Investment Adviser and the Sub-Advisor, the Sub-Advisor provides Global Dividend Growth, European Equity and Global Advantage with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid the Sub-Advisor compensation in the amounts of $795,907, $815,706, and $51,798, respectively, for the year ended December 31, 2004.

The Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and to waive its compensation to the extent that such expenses and compensation on an annualized basis exceed 0.40% (0.50% prior to May 1, 2004) of the daily net assets of S&P 500 Index.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to each Portfolio's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES Purchases and sales/prepayments maturities of portfolio securities, excluding short-term investments (except Money Market), for the year ended December 31, 2004 were as follows:

                                           U.S. GOVERNMENT SECURITIES                         OTHER
                                      -------------------------------------   -------------------------------------
                                                          SALES/PREPAYMENTS                       SALES/PREPAYMENTS
                                          PURCHASES          MATURITIES           PURCHASES           MATURITIES
                                      -----------------   -----------------   -----------------   -----------------
Money Market                          $     223,080,821   $     259,695,000   $   5,015,355,145   $   5,063,447,732
Limited Duration                            204,521,875         280,023,984          45,751,022          14,406,024
Quality Income Plus                          26,574,963          37,015,418         102,794,986         138,019,945
High Yield                                           --                  --          46,191,691          51,467,563
Utilities                                       208,271             357,043          24,274,640          55,894,677
Income Builder                                       --                  --          34,842,102          39,143,742
Dividend Growth                                      --                  --         385,236,564         514,732,445
Global Dividend Growth                               --                  --          55,813,942          72,212,487
European Equity                                      --                  --         219,454,662         251,029,800
Equity                                               --                  --         886,668,329       1,032,554,538
S&P 500 Index                                        --                  --          21,074,175          10,874,256
Global Advantage                                     --                  --          37,705,095          41,665,972
Aggressive Equity                                    --                  --         118,030,763         127,661,714
Information                                          --                  --          16,995,449          18,248,875
Strategist                                  111,745,404         112,117,418         126,657,506         186,373,363

The following Portfolios had transactions with the following affiliates of the
Fund:

                                                                      NET REALIZED
PORTFOLIO              ISSUER             PURCHASES        SALES       GAINS/LOSS        INCOME         VALUE
---------           ---------------     ------------   ------------   ------------    ------------   ------------
Limited Duration    Allstate Corp.                --             --             --    $     15,247   $    571,893
                    MetLife Corp.                 --             --             --           9,192        180,682
Quality Income      MetLife Corp.                 --             --             --         205,283      3,645,862
Income Builder      MetLife Corp.       $    137,947   $    608,711   $    162,009           7,898         79,805
Dividend Growth     Citigroup Inc.*        1,940,597      3,481,233      1,860,093         882,640     23,796,102
Equity              Citigroup Inc.*        1,400,232      7,993,507       (199,821)        132,480             --
S&P 500 Index       Allstate Corp.            31,609         33,008          1,186          20,297        915,754
                    MetLife Corp.             28,182         25,957           (455)          8,817        778,764
                    Morgan Stanley            76,060         15,200        (11,150)         27,950      1,569,495
                    Citigroup Inc.*          363,382        139,894        (20,971)        214,408      6,457,806
Strategist          Allstate Corp.            99,436      1,489,253        873,264         103,583      3,545,923

----------
* CITIGROUP INC. IS AN AFFILIATE OF DIVIDEND GROWTH, EQUITY AND S&P 500 INDEX ONLY.

Included in the aforementioned transactions of Dividend Growth, European Equity, Equity, Aggressive Equity and Strategist are purchases with other Morgan Stanley funds of $690,684, $131,868, $12,757,482, $1,341,348 and $2,111,405,
respectively. Included in the aforementioned transactions of European Equity, Equity, Aggressive Equity and Strategist are sales with other Morgan Stanley funds of $189,555, $1,786,498, $135,341 and $938,117, respectively, including net realized gains or (losses) of $16,952, $(139,570), $(18,914) and $450,210, respectively.

Included in the receivable for investments sold at December 31, 2004, for Information are $118,169 for unsettled trades with Morgan Stanley & Co., Inc.

For the year ended December 31, 2004, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

                                                GLOBAL
                   INCOME        DIVIDEND      DIVIDEND
     UTILITIES     BUILDER        GROWTH        GROWTH         EQUITY
     ---------    ---------     ----------     ---------     ----------
     $  19,005    $   1,046     $  152,676     $   4,177     $  261,132
     =========    =========     ==========     =========     ==========

      GLOBAL      AGGRESSIVE
     ADVANTAGE      EQUITY      INFORMATION      STRATEGIST
     --------     ----------    -----------      ----------
     $  1,733     $   26,126    $     9,322      $   66,477
     ========     ==========    ===========      ==========

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation.

Aggregate pension costs for the year ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

                             AGGREGATE PENSION COSTS

                                                                                           GLOBAL
       MONEY      LIMITED      QUALITY      HIGH                   INCOME     DIVIDEND    DIVIDEND
      MARKET      DURATION   INCOME PLUS    YIELD     UTILITIES    BUILDER     GROWTH      GROWTH
     ---------   ---------   -----------  ---------   ---------   ---------   ---------   ---------
     $     617   $     330   $       893  $     147   $     344   $     142   $   1,616   $     446
     =========   =========   ===========  =========   =========   =========   =========   =========

     EUROPEAN                    S&P 500     GLOBAL      AGGRESSIVE
      EQUITY        EQUITY        INDEX     ADVANTAGE      EQUITY     STRATEGIST   INFORMATION
     ----------   ----------   ----------   ----------   ----------   ----------   -----------
     $      379   $      862   $      435   $       81   $       88   $      727   $        23
     ==========   ==========   ==========   ==========   ==========   ==========   ===========


                            ACCRUED PENSION LIABILITY

                                                                                                          GLOBAL
      MONEY           LIMITED       QUALITY        HIGH                       INCOME       DIVIDEND      DIVIDEND
      MARKET          DURATION    INCOME PLUS      YIELD       UTILITIES      BUILDER       GROWTH        GROWTH
    -----------     -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $    11,943     $       146   $     7,603   $     3,859   $     6,071   $     1,130   $    11,231   $     1,426
    ===========     ===========   ===========   ===========   ===========   ===========   ===========   ===========

     EUROPEAN                       S&P 500       GLOBAL      AGGRESSIVE
      EQUITY          EQUITY         INDEX       ADVANTAGE      EQUITY      STRATEGIST    INFORMATION
    -----------     -----------   -----------   -----------   -----------   -----------   -----------
    $     1,746     $     6,829   $       390   $       520   $       980   $     8,925   $        16
    ===========     ===========   ===========   ===========   ===========   ===========   ===========

On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid for the years ended December 31, 2003 and December 31, 2004 for all portfolios was the same as the book character shown on the Statement of Changes in Net Assets except as follows:

For the year ended December 31, 2004:

                                  STRATEGIST
                                 ------------
Ordinary income                  $  8,652,006
                                 ============

As of December 31, 2004, the tax-basis components of accumulated earnings (losses) were as follows:

                                         LIMITED            QUALITY              HIGH                              INCOME
                                         DURATION         INCOME PLUS            YIELD          UTILITIES          BUILDER
                                      --------------    ---------------     --------------    --------------    --------------
Undistributed ordinary income         $       12,414    $       275,235     $      296,904    $        6,235    $        8,474
Undistributed long-term gains                     --                 --                 --                --                --
                                      --------------    ---------------     --------------    --------------    --------------

Net accumulated earnings                      12,414            275,235            296,904             6,235             8,474
Capital loss carryforward*                (5,899,503)       (32,345,491)      (237,376,078)      (28,685,061)       (8,109,506)
Temporary differences                           (253)            (7,868)          (293,343)           (6,196)           (1,181)
Net unrealized appreciation
(depreciation)                            (1,580,540)        24,923,020        (76,602,092)       73,123,076        12,632,470
                                      --------------    ---------------     --------------    --------------    --------------
Total accumulated earnings (losses)   $   (7,467,882)   $    (7,155,104)    $ (313,974,609)   $   44,438,054    $    4,530,257
                                      ==============    ===============     ==============    ==============    ==============

                                         DIVIDEND       GLOBAL DIVIDEND        EUROPEAN                            S&P 500
                                          GROWTH            GROWTH              EQUITY            EQUITY            INDEX
                                      --------------    ---------------     --------------    --------------    --------------
Undistributed ordinary income         $        6,691    $     4,246,694     $    2,313,952        $       --    $    4,299,447
Undistributed long-term gains                     --                 --                 --                --                --
                                      --------------    ---------------     --------------    --------------    --------------

Net accumulated earnings                       6,691          4,246,694          2,313,952                --         4,299,447
Foreign tax credit pass-through                   --            449,828            704,982                --                --
Capital loss carryforward*              (413,323,377)       (13,005,296)       (59,558,745)     (543,428,239)      (24,371,662)
Temporary differences                        (11,746)          (471,019)          (732,890)           (7,199)             (544)
Net unrealized appreciation              215,010,359         61,063,199         48,180,192       100,937,497        16,253,494
                                      --------------    ---------------     --------------    --------------    --------------
Total accumulated earnings (losses)   $ (198,318,073)   $    52,283,406     $   (9,092,509)   $ (442,497,941)   $   (3,819,265)
                                      ==============    ===============     ==============    ==============    ==============

                                           GLOBAL            AGGRESSIVE
                                          ADVANTAGE             EQUITY           INFORMATION         STRATEGIST
                                      -----------------   -----------------   -----------------   -----------------
Undistributed ordinary income         $          62,649   $              --   $              --   $       2,050,328
Undistributed long-term gains                        --                  --                  --          33,781,741
                                      -----------------   -----------------   -----------------   -----------------

Net accumulated earnings                         62,649                  --                  --          35,832,069
Foreign tax credit pass-through                  48,504                  --                  --                  --
Capital loss carryforward*                  (24,520,477)        (53,480,629)         (6,989,193)                 --
Post-October losses                            (113,149)                 --                  --                  --
Temporary differences                           (49,044)             (1,017)                (26)             (9,181)
Net unrealized appreciation                   3,421,015           9,737,385           2,377,507          70,798,477
                                      -----------------   -----------------   -----------------   -----------------
Total accumulated earnings (losses)   $     (21,150,502)  $     (43,744,261)  $      (4,611,712)  $     106,621,365
                                      =================   =================   =================   =================

* As of December 31, 2004, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

                                                                    (AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH DECEMBER 31,      2006        2007        2008        2009        2010        2011        2012       TOTAL
------------------------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Limited Duration                        --          --          --          --   $     328   $   1,546   $   4,026   $   5,900
Quality Income Plus                     --   $     959   $  10,496          --      20,890          --          --      32,345
High Yield                       $   2,735      10,786       7,524   $  47,273      63,495      81,458      24,105     237,376
Utilities                               --          --          --          --      28,685          --          --      28,685
Income Builder                          --          --          --       2,835       4,754         521          --       8,110
Dividend Growth                         --          --     175,052      55,108     134,941      48,222          --     413,323
Global Dividend Growth                  --          --          --          --          --      13,005          --      13,005
European Equity                         --          --          --      24,131      22,575      12,853          --      59,559
Equity                                  --          --          --     412,622     130,806          --          --     543,428
S&P 500 Index                           --          --          --       6,878      14,114          --       3,380      24,372
Global Advantage                        --          --          --      10,348      14,172          --          --      24,520
Aggressive Equity                       --          --       1,302      39,094      13,085          --          --      53,481
Information                             --          --          --       1,669       5,320          --          --       6,989

During the year ended December 31, 2004, the following Portfolios utilized net capital loss carryforwards: Quality Income Plus - $4,257,985; Utilities - $9,008,036; Income Builder - $3,676,092; Dividend Growth - $58,007,411; Global
Dividend Growth - $18,673,716; European Equity - $21,224,108; Equity - $52,912,916; Global Advantage - $3,442,947; Aggressive Equity - $8,515,409;
Information - $242,185; Strategist - $15,870,432.

At December 31, 2004, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                           TEMPORARY DIFFERENCES         PERMANENT DIFFERENCES
                         -------------------------    ----------------------------
                          POST-          LOSS           FOREIGN         EXPIRED
                         OCTOBER    DEFERRALS FROM      CURRENCY      CAPITAL LOSS
                         LOSSES       WASH SALES      GAINS/LOSSES    CARRYFORWARD
                         -------    --------------    ------------    ------------
Quality Income Plus                        -
High Yield                                 -                                -
Utilities                                  -
Income Builder                             -
Dividend Growth                            -
Global Dividend Growth                     -                -
European Equity                            -                -
Equity                                     -                -
S&P 500 Index                              -
Global Advantage            -              -                -
Aggressive Equity                          -                -
Information                                -                -
Strategist                                 -

Additionally, the following Portfolios had other temporary differences: Global Advantage -- loss from the mark-to-market of forward foreign currency contracts; Limited Duration, Quality Income Plus, S&P 500 Index and Strategist -- capital gain/loss from the mark-to-market of futures contracts; High Yield -- income on bonds in default; Global Dividend Growth, European Equity and Global Advantage -- foreign tax credit pass-through; Strategist -- capital loss deferral on straddles. The following Portfolios had permanent differences: Aggressive Equity and Information -- a net operating loss; Limited Duration, Quality Income Plus and Strategist -- gain/loss on paydowns; S&P 500 Index -- tax adjustments on real estate investment trusts held by the Portfolio. The following Portfolios had temporary and permanent differences attributable to book amortization of premiums/discounts on debt securities: Limited Duration, Quality Income Plus, High Yield, Utilities, Income Builder and Strategist.

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                          ACCUMULATED UNDISTRIBUTED        ACCUMULATED UNDISTRIBUTED
                         NET INVESTMENT INCOME (LOSS)       NET REALIZED GAIN (LOSS)      PAID-IN-CAPITAL
                         ----------------------------      --------------------------     ---------------
Limited Duration               $   2,960,806                      $  (2,948,647)           $     (12,159)
Quality Income Plus                  407,159                           (407,159)                      --
High Yield                           (24,951)                         5,546,031               (5,521,080)
Utilities                             43,111                            (43,111)                      --
Income Builder                        85,954                            (85,954)                      --
Global Dividend Growth               140,621                            (25,422)                (115,199)
European Equity                     (219,993)                           219,993                       --
Equity                                (6,671)                               233                    6,438
S&P 500 Index                        (23,340)                            23,340                       --
Global Advantage                    (110,076)                           110,076                       --
Aggressive Equity                    170,178                             12,020                 (182,198)
Information                           63,460                                (31)                 (63,429)
Strategist                           606,740                           (601,029)                  (5,711)

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

All of the Portfolios (except for Money Market, Quality Income Plus, Dividend Growth, and S&P 500 Index) may enter into forward contracts to facilitate settlement of foreign currency denominated foreign securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts from the potential inability of the counterparties to meet the terms of their contracts.

All Portfolios (except Money Market, High Yield, Income Builder, Dividend Growth and Equity) may invest in futures contracts. Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The respective Portfolio bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these futures contracts from the potential inability of the counterparties to meet the terms of their contracts.

At December 31, 2004, European Equity's investments in securities of issuers in the United Kingdom represented 33.4% of the Portfolio's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At December 31, 2004, Global Dividend Growth's, European Equity's, and Information's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase Bank, the custodian of each Portfolio.

7. PORTFOLIO LIQUIDATION

On April 14, 2004, the shareholders of the Pacific Growth Portfolio approved its liquidation. On April 30, 2004, the Portfolio was liquidated and the value of the Portfolio's shares were transferred to the Money Market Portfolio.

                 (This page has been intentionally left blank.)

MORGAN STANLEY VARIABLE INVESTMENT SERIES

FINANCIAL HIGHLIGHTS

                             NET ASSET
  YEAR                         VALUE          NET          NET REALIZED    TOTAL FROM    DIVIDENDS
  ENDED                      BEGINNING     INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31                  OF PERIOD   INCOME (LOSS)*    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------                  ---------   --------------   --------------   ----------   ------------
MONEY MARKET
CLASS X SHARES
2000(a)                      $    1.00   $        0.058               --   $    0.058   $     (0.058)**
2001                              1.00            0.039               --        0.039         (0.039)**
2002                              1.00            0.013               --        0.013         (0.013)**
2003                              1.00            0.007               --        0.007         (0.007)**
2004                              1.00            0.009               --        0.009         (0.009)**
CLASS Y SHARES
2000(b)                           1.00            0.033               --        0.033         (0.033)**
2001                              1.00            0.036               --        0.036         (0.036)**
2002                              1.00            0.011               --        0.011         (0.011)**
2003                              1.00            0.004               --        0.004         (0.004)**
2004                              1.00            0.006               --        0.006         (0.006)**
LIMITED DURATION
CLASS X SHARES
2000(a)                           9.88             0.51   $         0.05         0.56          (0.48)
2001                              9.96             0.40             0.26         0.66          (0.45)
2002                             10.17             0.27             0.13         0.40          (0.36)
2003                             10.17             0.21             0.01         0.22          (0.38)
2004                             10.01             0.28            (0.14)        0.14          (0.41)
CLASS Y SHARES
2000(b)                           9.86             0.28             0.09         0.37          (0.28)
2001                              9.95             0.35             0.28         0.63          (0.42)
2002                             10.16             0.24             0.14         0.38          (0.34)
2003                             10.16             0.18             0.02         0.20          (0.36)
2004                             10.00             0.25            (0.14)        0.11          (0.38)
QUALITY INCOME PLUS
CLASS X SHARES
2000(a)                           9.86             0.68             0.37         1.05          (0.69)
2001                             10.22             0.61             0.34         0.95          (0.62)
2002                             10.55             0.58            (0.02)        0.56          (0.64)
2003                             10.47             0.56             0.30         0.86          (0.60)
2004                             10.73             0.55            (0.01)        0.54          (0.59)
CLASS Y SHARES
2000(b)                           9.80             0.38             0.42         0.80          (0.39)
2001                             10.21             0.57             0.36         0.93          (0.60)
2002                             10.54             0.54            (0.01)        0.53          (0.61)
2003                             10.46             0.54             0.29         0.83          (0.58)
2004                             10.71             0.52             0.01         0.53          (0.57)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL        NET ASSET                   NET ASSETS
  YEAR                       DISTRIBUTIONS     DIVIDENDS        VALUE                       END OF
  ENDED                           TO              AND           END OF     TOTAL            PERIOD
DECEMBER 31                  SHAREHOLDERS    DISTRIBUTIONS      PERIOD    RETURN+          (000'S)
-----------                  -------------   -------------    ---------   --------       -----------
MONEY MARKET
CLASS X SHARES
2000(a)                                 --   $      (0.058)   $    1.00       6.01%      $   358,793
2001                                    --          (0.039)        1.00       3.94           452,765
2002                                    --          (0.013)        1.00       1.34           432,817
2003                                    --          (0.007)        1.00       0.67           251,779
2004                                    --          (0.009)        1.00       0.87           178,600
CLASS Y SHARES
2000(b)                                 --          (0.033)        1.00       3.37(1)         13,813
2001                                    --          (0.036)        1.00       3.68           105,952
2002                                    --          (0.011)        1.00       1.08           133,506
2003                                    --          (0.004)        1.00       0.42            93,808
2004                                    --          (0.006)        1.00       0.62            89,917
LIMITED DURATION
CLASS X SHARES
2000(a)                                 --           (0.48)        9.96       5.85             6,427
2001                                    --           (0.45)       10.17       6.72            25,858
2002                         $       (0.04)          (0.40)       10.17       4.06            73,476
2003                                    --           (0.38)       10.01       2.23            64,576
2004                                    --           (0.41)        9.74       1.42            52,784
CLASS Y SHARES
2000(b)                                 --           (0.28)        9.95       3.82(1)          1,430
2001                                    --           (0.42)       10.16       6.49            25,050
2002                                 (0.04)          (0.38)       10.16       3.81            72,800
2003                                    --           (0.36)       10.00       1.98           125,616
2004                                    --           (0.38)        9.73       1.17           125,764
QUALITY INCOME PLUS
CLASS X SHARES
2000(a)                                 --           (0.69)       10.22      11.09           406,508
2001                                    --           (0.62)       10.55       9.57           452,757
2002                                    --           (0.64)       10.47       5.51           423,685
2003                                    --           (0.60)       10.73       8.45           363,555
2004                                    --           (0.59)       10.68       5.23           296,246
CLASS Y SHARES
2000(b)                                 --           (0.39)       10.21       8.31(1)          5,176
2001                                    --           (0.60)       10.54       9.33            54,115
2002                                    --           (0.61)       10.46       5.26           102,262
2003                                    --           (0.58)       10.71       8.09           140,629
2004                                    --           (0.57)       10.67       5.07           176,054

                                  RATIOS TO AVERAGE
                                    NET ASSETS***
                             ---------------------------
  YEAR                                          NET            PORTFOLIO
  ENDED                                     INVESTMENT         TURNOVER
DECEMBER 31                  EXPENSES      INCOME (LOSS)         RATE
-----------                  --------      -------------       ---------
MONEY MARKET
CLASS X SHARES
2000(a)                         0.52%               5.83%            N/A
2001                            0.51                3.69             N/A
2002                            0.51                1.32             N/A
2003                            0.52                0.69             N/A
2004                            0.53                0.85             N/A
CLASS Y SHARES
2000(b)                         0.77(2)             5.86(2)          N/A
2001                            0.76                3.44             N/A
2002                            0.76                1.07             N/A
2003                            0.77                0.44             N/A
2004                            0.78                0.60             N/A
LIMITED DURATION
CLASS X SHARES
2000(a)                         0.98                5.08              16%
2001                            0.61(4)#            3.84(4)          133
2002                            0.48                2.65              58
2003                            0.51                2.02             215
2004                            0.49                2.77             128
CLASS Y SHARES
2000(b)                         1.17(2)             5.00(2)           16
2001                            0.86(4)#            3.59(4)          133
2002                            0.73                2.40              58
2003                            0.76                1.77             215
2004                            0.74                2.52             128
QUALITY INCOME PLUS
CLASS X SHARES
2000(a)                         0.52                6.90             105
2001                            0.53                5.82             150
2002                            0.52                5.57             106
2003                            0.53                5.30              72
2004                            0.54                5.18              28
CLASS Y SHARES
2000(b)                         0.77(2)             6.53(2)          105
2001                            0.78                5.57             150
2002                            0.77                5.32             106
2003                            0.78                5.05              72
2004                            0.79                4.93              28

                             NET ASSET
  YEAR                         VALUE          NET          NET REALIZED    TOTAL FROM    DIVIDENDS
  ENDED                      BEGINNING     INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31                  OF PERIOD   INCOME (LOSS)*    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------                  ---------   --------------   --------------   ----------   ------------
HIGH YIELD
CLASS X SHARES
2000(a)                      $    4.33   $         0.66   $        (1.90)  $    (1.24)  $      (0.66)
2001                              2.43             0.33            (1.09)       (0.76)         (0.34)
2002                              1.33             0.26            (0.34)       (0.08)         (0.22)
2003                              1.03             0.16             0.10         0.26          (0.11)
2004                              1.18             0.09             0.02         0.11          (0.09)
CLASS Y SHARES
2000(b)                           3.92             0.37            (1.48)       (1.11)         (0.38)
2001                              2.43             0.32            (1.08)       (0.76)         (0.34)
2002                              1.33             0.24            (0.32)       (0.08)         (0.22)
2003                              1.03             0.15             0.11         0.26          (0.11)
2004                              1.18             0.09             0.02         0.11          (0.09)
UTILITIES
CLASS X SHARES
2000(a)                          22.90             0.49             0.17         0.66          (0.49)
2001                             21.69             0.39            (5.74)       (5.35)         (0.41)
2002                             14.73             0.37            (3.72)       (3.35)         (0.38)
2003                             11.00             0.34             1.54         1.88          (0.35)
2004                             12.53             0.34             2.21         2.55          (0.35)
CLASS Y SHARES
2000(b)                          22.98             0.24             0.19         0.43          (0.35)
2001                             21.68             0.35            (5.74)       (5.39)         (0.37)
2002                             14.72             0.34            (3.72)       (3.38)         (0.35)
2003                             10.99             0.31             1.55         1.86          (0.32)
2004                             12.53             0.31             2.20         2.51          (0.32)
INCOME BUILDER
CLASS X SHARES
2000(a)                          11.44             0.55            (0.54)        0.01          (0.56)
2001                             10.86             0.47            (0.22)        0.25          (0.48)
2002                             10.61             0.42            (1.22)       (0.80)         (0.42)
2003                              9.38             0.32             1.60         1.92          (0.32)
2004                             10.98             0.34             0.84         1.18          (0.42)
CLASS Y SHARES
2000(b)                          11.15             0.32            (0.21)        0.11          (0.39)
2001                             10.85             0.42            (0.19)        0.23          (0.46)
2002                             10.60             0.39            (1.22)       (0.83)         (0.40)
2003                              9.36             0.31             1.58         1.89          (0.30)
2004                             10.95             0.32             0.83         1.15          (0.39)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                   TOTAL        NET ASSET                   NET ASSETS
  YEAR                       DISTRIBUTIONS       DIVIDENDS        VALUE                       END OF
  ENDED                           TO                AND           END OF     TOTAL            PERIOD
DECEMBER 31                  SHAREHOLDERS      DISTRIBUTIONS      PERIOD    RETURN+          (000'S)
-----------                  -------------     -------------    ---------   --------       -----------
HIGH YIELD
CLASS X SHARES
2000(a)                                 --     $       (0.66)   $    2.43     (32.22)%     $   128,646
2001                                    --             (0.34)        1.33     (33.75)           64,470
2002                                    --             (0.22)        1.03      (7.14)           45,503
2003                                    --             (0.11)        1.18      27.73            56,162
2004                                    --             (0.09)        1.20       9.84            48,990
CLASS Y SHARES
2000(b)                                 --             (0.38)        2.43     (30.02)(1)         1,947
2001                                    --             (0.34)        1.33     (33.92)            6,163
2002                                    --             (0.22)        1.03      (7.36)           10,797
2003                                    --             (0.11)        1.18      27.43            35,306
2004                                    --             (0.09)        1.20       9.56            39,547
UTILITIES
CLASS X SHARES
2000(a)                      $       (1.38)            (1.87)       21.69       3.03           551,734
2001                                 (1.20)            (1.61)       14.73     (25.75)          327,749
2002                                    --             (0.38)       11.00     (22.87)          189,936
2003                                    --             (0.35)       12.53      17.34           175,191
2004                                    --             (0.35)       14.73      20.66           168,148
CLASS Y SHARES
2000(b)                              (1.38)            (1.73)       21.68       2.07(1)         19,069
2001                                 (1.20)            (1.57)       14.72     (25.98)           24,550
2002                                    --             (0.35)       10.99     (23.08)           20,157
2003                                    --             (0.32)       12.53      17.17            25,933
2004                                    --             (0.32)       14.72      20.28            30,289
INCOME BUILDER
CLASS X SHARES
2000(a)                              (0.03)++          (0.59)       10.86       0.17            59,383
2001                                 (0.02)++          (0.50)       10.61       2.30            63,060
2002                                 (0.01)++          (0.43)        9.38      (7.64)           49,505
2003                                    --             (0.32)       10.98      20.84            51,890
2004                                    --             (0.42)       11.74      10.96            49,126
CLASS Y SHARES
2000(b)                              (0.02)++          (0.41)       10.85       1.06(1)            965
2001                                 (0.02)++          (0.48)       10.60       2.10             7,147
2002                                 (0.01)++          (0.41)        9.36      (7.96)           13,930
2003                                    --             (0.30)       10.95      20.51            42,443
2004                                    --             (0.39)       11.71      10.72            48,493

                                  RATIOS TO AVERAGE
                                    NET ASSETS***
                             ---------------------------
  YEAR                                          NET            PORTFOLIO
  ENDED                                     INVESTMENT         TURNOVER
DECEMBER 31                  EXPENSES      INCOME (LOSS)         RATE
-----------                  --------      -------------       ---------
HIGH YIELD
CLASS X SHARES
2000(a)                         0.54%              17.40%              9%
2001                            0.59               17.33              81
2002                            0.73               21.71              48
2003                            0.70               14.09              59
2004                            0.66                7.60              55
CLASS Y SHARES
2000(b)                         0.79(2)            20.95(2)            9
2001                            0.84               17.08              81
2002                            0.98               21.46              48
2003                            0.95               13.84              59
2004                            0.91                7.35              55
UTILITIES
CLASS X SHARES
2000(a)                         0.66                2.16              13
2001                            0.67                2.19              32
2002                            0.68                2.99              51
2003                            0.70                2.94              35
2004                            0.69                2.59              13
CLASS Y SHARES
2000(b)                         0.91(2)             1.93(2)           13
2001                            0.92                1.94              32
2002                            0.93                2.74              51
2003                            0.95                2.69              35
2004                            0.94                2.34              13
INCOME BUILDER
CLASS X SHARES
2000(a)                         0.81                5.07              51
2001                            0.81                4.34              45
2002                            0.80                4.20              75
2003                            0.84                3.26              62
2004                            0.82                3.07              38
CLASS Y SHARES
2000(b)                         1.06(2)             5.17(2)           51
2001                            1.06                3.88              45
2002                            1.05                3.95              75
2003                            1.09                3.04              62
2004                            1.07                2.82              38

                             NET ASSET
  YEAR                         VALUE          NET          NET REALIZED    TOTAL FROM    DIVIDENDS
  ENDED                      BEGINNING     INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31                  OF PERIOD   INCOME (LOSS)*    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------                  ---------   --------------   --------------   ----------   ------------
DIVIDEND GROWTH
CLASS X SHARES
2000(a)                      $   18.32   $         0.31   $         0.02   $     0.33   $      (0.33)
2001                             14.50             0.26            (1.02)       (0.76)         (0.26)
2002                             13.48             0.25            (2.66)       (2.41)         (0.25)
2003                             10.82             0.22             2.76         2.98          (0.23)
2004                             13.57             0.22             0.92         1.14          (0.23)
CLASS Y SHARES
2000(b)                          17.79             0.12             0.62         0.74          (0.22)
2001                             14.49             0.22            (1.01)       (0.79)         (0.23)
2002                             13.47             0.22            (2.66)       (2.44)         (0.22)
2003                             10.81             0.19             2.75         2.94          (0.20)
2004                             13.55             0.19             0.92         1.11          (0.20)
GLOBAL DIVIDEND GROWTH
CLASS X SHARES
2000(a)                          14.44             0.24            (0.64)       (0.40)         (0.09)
2001                             12.73             0.21            (1.00)       (0.79)         (0.33)
2002                             11.47             0.21            (1.62)       (1.41)         (0.19)
2003                              9.87             0.18             2.94         3.12          (0.22)
2004                             12.77             0.21             1.68         1.89          (0.20)
CLASS Y SHARES
2000(b)                          13.96             0.08            (0.11)       (0.03)            --
2001                             12.71             0.15            (0.96)       (0.81)         (0.33)
2002                             11.43             0.18            (1.61)       (1.43)         (0.18)
2003                              9.82             0.15             2.91         3.06          (0.20)
2004                             12.68             0.18             1.66         1.84          (0.18)
EUROPEAN EQUITY
CLASS X SHARES
2000(a)                          31.47             0.13            (1.43)       (1.30)         (0.18)
2001                             25.37             0.13            (4.47)       (4.34)         (0.26)
2002                             16.71             0.12            (3.66)       (3.54)         (0.20)
2003                             12.97             0.17             3.57         3.74          (0.13)
2004                             16.58             0.21             1.88         2.09          (0.20)
CLASS Y SHARES
2000(b)                          32.26            (0.03)           (2.10)       (2.13)         (0.18)
2001                             25.33             0.05            (4.42)       (4.37)         (0.25)
2002                             16.65             0.08            (3.63)       (3.55)         (0.19)
2003                             12.91             0.13             3.56         3.69          (0.10)
2004                             16.50             0.16             1.88         2.04          (0.17)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL        NET ASSET                   NET ASSETS
  YEAR                       DISTRIBUTIONS     DIVIDENDS        VALUE                       END OF
  ENDED                           TO              AND           END OF     TOTAL            PERIOD
DECEMBER 31                  SHAREHOLDERS    DISTRIBUTIONS      PERIOD    RETURN+          (000'S)
-----------                  -------------   -------------    ---------   --------       -----------
DIVIDEND GROWTH
CLASS X SHARES
2000(a)                      $       (3.82)  $       (4.15)   $   14.50       5.30%      $ 1,552,724
2001                                    --           (0.26)       13.48      (5.20)        1,258,863
2002                                    --           (0.25)       10.82     (18.01)          819,935
2003                                    --           (0.23)       13.57      27.89           865,039
2004                                    --           (0.23)       14.48       8.46           737,801
CLASS Y SHARES
2000(b)                              (3.82)          (4.04)       14.49       7.65(1)         19,083
2001                                    --           (0.23)       13.47      (5.42)           60,393
2002                                    --           (0.22)       10.81     (18.23)           70,844
2003                                    --           (0.20)       13.55      27.52           118,445
2004                                    --           (0.20)       14.46       8.21           139,777
GLOBAL DIVIDEND GROWTH
CLASS X SHARES
2000(a)                              (1.22)          (1.31)       12.73      (2.50)          373,770
2001                                 (0.14)          (0.47)       11.47      (6.25)          285,158
2002                                    --           (0.19)        9.87     (12.52)          201,022
2003                                    --           (0.22)       12.77      32.07           221,971
2004                                    --           (0.20)       14.46      14.93           213,836
CLASS Y SHARES
2000(b)                              (1.22)          (1.22)       12.71       0.07(1)          2,211
2001                                 (0.14)          (0.47)       11.43      (6.44)           10,494
2002                                    --           (0.18)        9.82     (12.72)           20,981
2003                                    --           (0.20)       12.68      31.64            47,524
2004                                    --           (0.18)       14.34      14.65            67,522
EUROPEAN EQUITY
CLASS X SHARES
2000(a)                              (4.62)          (4.80)       25.37      (4.92)          508,366
2001                                 (4.06)          (4.32)       16.71     (17.76)          316,196
2002                                    --           (0.20)       12.97     (21.36)          193,153
2003                                    --           (0.13)       16.58      29.03           198,424
2004                                    --           (0.20)       18.47      12.74           178,683
CLASS Y SHARES
2000(b)                              (4.62)          (4.80)       25.33      (7.39)(1)        10,580
2001                                 (4.06)          (4.31)       16.65     (17.92)           20,858
2002                                    --           (0.19)       12.91     (21.53)           22,133
2003                                    --           (0.10)       16.50      28.70            36,568
2004                                    --           (0.17)       18.37      12.48            42,333

                                  RATIOS TO AVERAGE
                                    NET ASSETS***
                             ---------------------------
  YEAR                                          NET            PORTFOLIO
  ENDED                                     INVESTMENT         TURNOVER
DECEMBER 31                  EXPENSES      INCOME (LOSS)         RATE
-----------                  --------      -------------       ---------
DIVIDEND GROWTH
CLASS X SHARES
2000(a)                         0.54%               2.07%             34%
2001                            0.55                1.86              19
2002                            0.57                1.98              21
2003                            0.59                1.92              42
2004                            0.58                1.60              43
CLASS Y SHARES
2000(b)                         0.79(2)             1.59(2)           34
2001                            0.80                1.61              19
2002                            0.82                1.73              21
2003                            0.84                1.67              42
2004                            0.83                1.35              43
GLOBAL DIVIDEND GROWTH
CLASS X SHARES
2000(a)                         0.80                1.88              40
2001                            0.80                1.76               9
2002                            0.81                1.96              17
2003                            0.82                1.73             103
2004                            0.81                1.58              21
CLASS Y SHARES
2000(b)                         1.05(2)             1.14(2)           40
2001                            1.05                1.51               9
2002                            1.06                1.71              17
2003                            1.07                1.48             103
2004                            1.05                1.34              21
EUROPEAN EQUITY
CLASS X SHARES
2000(a)                         1.00                0.46              78
2001                            1.02                0.68              82
2002                            1.05                0.82              92
2003                            1.04                1.26              95
2004                            1.04                1.24             103
CLASS Y SHARES
2000(b)                         1.25(2)            (0.18)(2)          78
2001                            1.27                0.43              82
2002                            1.30                0.57              92
2003                            1.29                1.01              95
2004                            1.29                0.99             103

                             NET ASSET
  YEAR                         VALUE          NET          NET REALIZED    TOTAL FROM    DIVIDENDS
  ENDED                      BEGINNING     INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31                  OF PERIOD   INCOME (LOSS)*    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------                  ---------   --------------   --------------   ----------   ------------
EQUITY
CLASS X SHARES
2000(a)                      $   53.88   $         0.30   $        (6.46)  $    (6.16)  $      (0.29)
2001                             39.68             0.15           (10.12)       (9.97)         (0.16)
2002                             22.66             0.07            (4.87)       (4.80)         (0.08)
2003                             17.78             0.07             3.97         4.04          (0.07)
2004                             21.75             0.09             2.33         2.42          (0.10)
CLASS Y SHARES
2000(b)                          49.12             0.21            (1.68)       (1.47)         (0.24)
2001                             39.66             0.06           (10.09)      (10.03)         (0.10)
2002                             22.64             0.03            (4.89)       (4.86)         (0.03)
2003                             17.75             0.02             3.98         4.00          (0.03)
2004                             21.72             0.05             2.31         2.36          (0.05)
S&P 500 INDEX
CLASS X SHARES
2000(a)                          13.43             0.12            (1.37)       (1.25)         (0.07)
2001                             12.05             0.10            (1.57)       (1.47)         (0.10)
2002                             10.48             0.10            (2.45)       (2.35)         (0.09)
2003                              8.04             0.12             2.11         2.23          (0.10)
2004                             10.17             0.17             0.90         1.07          (0.10)
CLASS Y SHARES
2000(b)                          13.47             0.04            (1.34)       (1.30)         (0.07)
2001                             12.04             0.08            (1.58)       (1.50)         (0.10)
2002                             10.44             0.08            (2.44)       (2.36)         (0.08)
2003                              8.00             0.09             2.10         2.19          (0.08)
2004                             10.11             0.15             0.88         1.03          (0.08)
GLOBAL ADVANTAGE
CLASS X SHARES
2000(a)                          12.37             0.06            (2.20)       (2.14)         (0.05)
2001                             10.18             0.05            (2.36)       (2.31)         (0.06)
2002                              7.17             0.05            (1.53)       (1.48)         (0.06)
2003                              5.63             0.05             1.69         1.74          (0.07)
2004                              7.30             0.06             0.85         0.91          (0.03)
CLASS Y SHARES
2000(b)                          12.03               --            (1.82)       (1.82)         (0.05)
2001                             10.16             0.02            (2.35)       (2.33)         (0.05)
2002                              7.14             0.03            (1.52)       (1.49)         (0.04)
2003                              5.61             0.04             1.68         1.71          (0.05)
2004                              7.27             0.04             0.85         0.89          (0.02)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL        NET ASSET                   NET ASSETS
  YEAR                       DISTRIBUTIONS     DIVIDENDS        VALUE                       END OF
  ENDED                           TO              AND           END OF     TOTAL            PERIOD
DECEMBER 31                  SHAREHOLDERS    DISTRIBUTIONS      PERIOD    RETURN+          (000'S)
-----------                  -------------   -------------    ---------   --------       -----------
EQUITY
CLASS X SHARES
2000(a)                      $       (7.75)  $       (8.04)   $   39.68     (12.35)%     $ 1,818,134
2001                                 (6.89)          (7.05)       22.66     (26.87)        1,022,335
2002                                    --           (0.08)       17.78     (21.21)          622,133
2003                                    --           (0.07)       21.75      22.80           616,027
2004                                    --           (0.10)       24.07      11.14           537,086
CLASS Y SHARES
2000(b)                              (7.75)          (7.99)       39.66      (3.99)(1)        31,903
2001                                 (6.89)          (6.99)       22.64     (27.07)           61,110
2002                                    --           (0.03)       17.75     (21.45)           64,829
2003                                    --           (0.03)       21.72      22.55           100,400
2004                                    --           (0.05)       24.03      10.86           115,741
S&P 500 INDEX
CLASS X SHARES
2000(a)                              (0.06)          (0.13)       12.05      (9.38)          210,530
2001                                    --           (0.10)       10.48     (12.23)          165,465
2002                                    --           (0.09)        8.04     (22.48)          110,789
2003                                    --           (0.10)       10.17      27.85           135,767
2004                                    --           (0.10)       11.14      10.59           130,944
CLASS Y SHARES
2000(b)                              (0.06)          (0.13)       12.04      (9.73)(1)        12,724
2001                                    --           (0.10)       10.44     (12.53)           46,134
2002                                    --           (0.08)        8.00     (22.67)           62,977
2003                                    --           (0.08)       10.11      27.54           133,144
2004                                    --           (0.08)       11.06      10.29           166,085
GLOBAL ADVANTAGE
CLASS X SHARES
2000(a)                                 --           (0.05)       10.18     (17.39)           69,882
2001                                 (0.64)          (0.70)        7.17     (23.33)           40,084
2002                                    --           (0.06)        5.63     (20.81)           22,866
2003                                    --           (0.07)        7.30      31.12            25,598
2004                                    --           (0.03)        8.18      12.54            23,620
CLASS Y SHARES
2000(b)                                 --           (0.05)       10.16     (15.22)(1)         4,666
2001                                 (0.64)          (0.69)        7.14     (23.53)            5,869
2002                                    --           (0.04)        5.61     (20.94)            5,229
2003                                    --           (0.05)        7.27      30.75             9,308
2004                                    --           (0.02)        8.14      12.29            11,032

                                  RATIOS TO AVERAGE
                                    NET ASSETS***
                             ---------------------------
  YEAR                                          NET            PORTFOLIO
  ENDED                                     INVESTMENT         TURNOVER
DECEMBER 31                  EXPENSES      INCOME (LOSS)         RATE
-----------                  --------      -------------       ---------
EQUITY
CLASS X SHARES
2000(a)                         0.50%               0.62%            402%
2001                            0.51                0.55             329
2002                            0.51                0.36             223
2003                            0.52                0.38             210
2004                            0.53                0.41             137
CLASS Y SHARES
2000(b)                         0.75(2)             0.85(2)          402
2001                            0.76                0.30             329
2002                            0.76                0.11             223
2003                            0.77                0.13             210
2004                            0.78                0.16             137
S&P 500 INDEX
CLASS X SHARES
2000(a)                         0.45                0.88               3
2001                            0.46                0.95               4
2002                            0.46                1.15               5
2003                            0.46                1.31               0
2004                            0.33                1.69               4
CLASS Y SHARES
2000(b)                         0.71(2)             0.60(2)            3
2001                            0.71                0.70               4
2002                            0.71                0.90               5
2003                            0.71                1.06               0
2004                            0.58                1.44               4
GLOBAL ADVANTAGE
CLASS X SHARES
2000(a)                         0.71                0.50              70
2001                            0.75                0.55              47
2002                            0.80                0.72             119
2003                            0.93                0.87              98
2004                            0.84                0.79             111
CLASS Y SHARES
2000(b)                         0.96(2)             0.06(2)           70
2001                            1.00                0.30              47
2002                            1.05                0.47             119
2003                            1.18                0.62              98
2004                            1.09                0.54             111

                             NET ASSET
  YEAR                         VALUE          NET          NET REALIZED    TOTAL FROM    DIVIDENDS
  ENDED                      BEGINNING     INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31                  OF PERIOD   INCOME (LOSS)*    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------                  ---------   --------------   --------------   ----------   ------------
AGGRESSIVE EQUITY
CLASS X SHARES
2000(a)                      $   14.57   $         0.05   $        (0.30)  $    (0.25)  $      (0.01)
2001                             14.31             0.02            (4.09)       (4.07)         (0.04)
2002                             10.20             0.01            (2.31)       (2.30)         (0.03)
2003                              7.87             0.01             2.04         2.05           0.00
2004                              9.92            (0.02)            1.28         1.26           0.00
CLASS Y SHARES
2000(b)                          14.66             0.03            (0.39)       (0.36)         (0.01)
2001                             14.29            (0.01)           (4.08)       (4.09)         (0.03)
2002                             10.17            (0.01)           (2.31)       (2.32)         (0.01)
2003                              7.84            (0.01)            2.03         2.02           0.00
2004                              9.86            (0.04)            1.27         1.23           0.00
INFORMATION
CLASS X SHARES
2000(c)                          10.00             0.06            (0.75)       (0.69)            --
2001                              9.31             0.08            (4.07)       (3.99)         (0.01)
2002                              5.31            (0.03)           (2.25)       (2.28)         (0.05)
2003                              2.98            (0.03)            1.85         1.82             --
2004                              4.80            (0.01)            0.18         0.17             --
CLASS Y SHARES
2000(c)                          10.00             0.05            (0.74)       (0.69)            --
2001                              9.31             0.06            (4.06)       (4.00)         (0.01)
2002                              5.30            (0.04)           (2.25)       (2.29)         (0.04)
2003                              2.97            (0.04)            1.84         1.80             --
2004                              4.77            (0.02)            0.18         0.16             --

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL        NET ASSET                   NET ASSETS
  YEAR                       DISTRIBUTIONS     DIVIDENDS        VALUE                       END OF
  ENDED                           TO              AND          END OF      TOTAL            PERIOD
DECEMBER 31                  SHAREHOLDERS    DISTRIBUTIONS     PERIOD     RETURN+          (000'S)
-----------                  -------------   -------------    ---------   --------       -----------
AGGRESSIVE EQUITY
CLASS X SHARES
2000(a)                                 --   $       (0.01)   $   14.31      (1.75)%     $   138,657
2001                                    --           (0.04)       10.20     (28.46)           69,418
2002                                    --           (0.03)        7.87     (22.60)           39,724
2003                                    --              --         9.92      26.06            42,363
2004                                    --              --        11.18      12.71            38,347
CLASS Y SHARES
2000(b)                                 --           (0.01)       14.29      (2.48)(1)        13,392
2001                                    --           (0.03)       10.17     (28.61)           18,652
2002                                    --           (0.01)        7.84     (22.83)           17,575
2003                                    --              --         9.86      25.77            26,519
2004                                    --              --        11.09      12.47            27,793
INFORMATION
CLASS X SHARES
2000(c)                                 --              --         9.31      (6.90)(1)         2,686
2001                                    --           (0.01)        5.31     (42.87)            4,434
2002                                    --           (0.05)        2.98     (43.09)            2,002
2003                                    --              --         4.80      61.07             5,289
2004                                    --              --         4.97       3.54             4,478
CLASS Y SHARES
2000(c)                                 --              --         9.31      (6.90)(1)         1,915
2001                                    --           (0.01)        5.30     (42.99)            7,427
2002                                    --           (0.04)        2.97     (43.29)            5,066
2003                                    --              --         4.77      60.61            13,189
2004                                    --              --         4.93       3.35            12,905

                                  RATIOS TO AVERAGE
                                    NET ASSETS***
                             ---------------------------
  YEAR                                          NET            PORTFOLIO
  ENDED                                     INVESTMENT         TURNOVER
DECEMBER 31                  EXPENSES      INCOME (LOSS)         RATE
-----------                  --------      -------------       ---------
AGGRESSIVE EQUITY
CLASS X SHARES
2000(a)                         0.82%               0.32%            414%
2001                            0.84                0.21             409
2002                            0.84                0.07             268
2003                            0.87                0.10             195
2004                            0.85               (0.16)            185
CLASS Y SHARES
2000(b)                         1.05(2)             0.32(2)          414
2001                            1.09               (0.04)            409
2002                            1.09               (0.18)            268
2003                            1.12               (0.15)            195
2004                            1.10               (0.41)            185
INFORMATION
CLASS X SHARES
2000(c)                           --(3)             3.80(2)(3)         1(1)
2001                              --(4)             1.27(4)          170
2002                            1.12               (0.88)            150
2003                            1.12               (0.88)            176
2004                            0.97               (0.18)             99
CLASS Y SHARES
2000(c)                         0.25(2)(3)          3.55(2)(3)         1(1)
2001                            0.25(4)             1.02(4)          170
2002                            1.37               (1.13)            150
2003                            1.37               (1.13)            176
2004                            1.22               (0.43)             99

                             NET ASSET
  YEAR                         VALUE          NET          NET REALIZED    TOTAL FROM    DIVIDENDS
  ENDED                      BEGINNING     INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31                  OF PERIOD   INCOME (LOSS)*    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------                  ---------   --------------   --------------   ----------   ------------
STRATEGIST
CLASS X SHARES
2000(a)                      $   19.10   $         0.50   $        (0.20)  $     0.30   $      (0.48)
2001                             16.66             0.38            (2.05)       (1.67)         (0.39)
2002                             13.94             0.19            (1.56)       (1.37)         (0.21)
2003                             12.36             0.18             3.03         3.21          (0.23)
2004                             15.34             0.28             1.30         1.58          (0.32)^
CLASS Y SHARES
2000(b)                          19.29             0.49            (0.51)       (0.02)         (0.36)
2001                             16.65             0.32            (2.03)       (1.71)         (0.35)
2002                             13.93             0.16            (1.56)       (1.40)         (0.18)
2003                             12.35             0.14             3.03         3.17          (0.20)
2004                             15.32             0.24             1.30         1.54          (0.28)^

----------
(a) PRIOR TO JUNE 5, 2000, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO MAY 1, 2000 HAVE BEEN DESIGNATED CLASS X SHARES.
(b)  FOR THE PERIOD JUNE 5, 2000 (ISSUED DATE) THROUGH DECEMBER 31, 2000.
(c)  COMMENCEMENT OF OPERATIONS: NOVEMBER 6, 2000.
* THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
**   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
*** REFLECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++   DISTRIBUTION FROM PAID-IN-CAPITAL.
~    INCLUDES DISTRIBUTIONS FROM PAID-IN-CAPITAL OF $0.002.
^    INCLUDES DISTRIBUTIONS FROM NET REALIZED GAIN OF $0.002.
#    DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.06%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL        NET ASSET                   NET ASSETS
  YEAR                       DISTRIBUTIONS     DIVIDENDS        VALUE                      END OF
  ENDED                           TO              AND          END OF      TOTAL           PERIOD
DECEMBER 31                  SHAREHOLDERS    DISTRIBUTIONS     PERIOD     RETURN+          (000'S)
-----------                  -------------   -------------    ---------   --------       -----------
STRATEGIST
CLASS X SHARES
2000(a)                      $       (2.26)  $       (2.74)   $   16.66       1.64%      $   701,294
2001                                 (0.66)          (1.05)       13.94     (10.18)          522,655
2002                                    --           (0.21)       12.36      (9.89)          372,254
2003                                    --           (0.23)       15.34      26.24           388,356
2004                                    --           (0.32)       16.60      10.37           345,215
CLASS Y SHARES
2000(b)                              (2.26)          (2.62)       16.65      (0.02)(1)        23,375
2001                                 (0.66)          (1.01)       13.93     (10.40)           47,886
2002                                    --           (0.18)       12.35     (10.11)           57,651
2003                                    --           (0.20)       15.32      25.88            89,935
2004                                    --           (0.28)       16.58      10.12            99,165

                                  RATIOS TO AVERAGE
                                    NET ASSETS***
                             ---------------------------
  YEAR                                          NET            PORTFOLIO
  ENDED                                     INVESTMENT         TURNOVER
DECEMBER 31                  EXPENSES      INCOME (LOSS)         RATE
-----------                  --------      -------------       ---------
STRATEGIST
CLASS X SHARES
2000(a)                         0.52%               2.68%            126%
2001                            0.52                2.53             124
2002                            0.52                1.47             124
2003                            0.52                1.31              93
2004                            0.53                1.79              55
CLASS Y SHARES
2000(b)                         0.77(2)             2.77(2)          126
2001                            0.77                2.28             124
2002                            0.77                1.22             124
2003                            0.77                1.06              93
2004                            0.78                1.54              55(a)

----------
(1)  NOT ANNUALIZED.

(2)  ANNUALIZED.

(3) IF THE INVESTMENT MANAGER HAD NOT ASSUMED ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) AND WAIVED ITS MANAGEMENT FEE FOR THE PERIOD NOVEMBER 6, 2000 THROUGH DECEMBER 31, 2000 FOR INFORMATION, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.82% AND 1.98%, RESPECTIVELY, FOR CLASS X SHARES AND 2.07% AND 1.73%, RESPECTIVELY, FOR CLASS Y SHARES.

(4) IF THE INVESTMENT MANAGER HAD NOT "CAPPED" ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) FOR LIMITED DURATION, AT 0.50% OF ITS DAILY NET ASSETS FOR THE PERIOD JUNE 1, 2001 THROUGH DECEMBER 31, 2001 AND HAD NOT ASSUMED ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) AND WAIVED ITS MANAGEMENT FEE FOR THE YEAR ENDED DECEMBER 31, 2001 FOR INFORMATION, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.65% AND 3.80%, RESPECTIVELY, FOR LIMITED DURATION CLASS X SHARES AND 0.90% AND 3.55%, RESPECTIVELY, FOR LIMITED DURATION CLASS Y SHARES AND 1.62% AND (0.35)%, RESPECTIVELY, FOR INFORMATION CLASS X SHARES AND 1.87% AND (0.60)%, RESPECTIVELY, FOR INFORMATION CLASS Y SHARES.

MORGAN STANLEY VARIABLE INVESTMENT SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Morgan Stanley Variable Investment Series (the "Funds"), comprising Money Market Portfolio, Limited Duration Portfolio, Quality Income Plus Portfolio, High Yield Portfolio, Utilities Portfolio, Income Builder Portfolio, Dividend Growth Portfolio, Global Dividend Growth, European Equity Portfolio (formerly European Growth Portfolio), Equity Portfolio, S&P 500 Index Portfolio, Global Advantage Portfolio, Aggressive Equity Portfolio, Information Portfolio, and Strategist Portfolio (the "Portfolios") as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Morgan Stanley Variable Investment Series as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 22, 2005

MORGAN STANLEY VARIABLE INVESTMENT SERIES
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                               IN FUND
                                         POSITION(S)   OFFICE AND                              COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN     OTHER DIRECTORSHIPS HELD
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***        BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Michael Bozic (63)                       Trustee      Since         Private Investor;        208            None.
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee of
Counsel to the Independent Trustees                                 the Retail Funds (since
919 Third Avenue                                                    April 1994) and the
New York, NY 10022-3902                                             Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice Chairman
                                                                    of Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and
                                                                    Chief Executive Officer
                                                                    of Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998)
                                                                    and President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief
                                                                    Executive Officer,
                                                                    President and Chief
                                                                    Operating Officer
                                                                    (1987-1991) of the
                                                                    Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Consultant; Managing     208            Director of Franklin
1031 N. Chartwell Court                               January 1993  Director of Summit                      Covey (time management
Salt Lake City, UT 84103                                            Ventures LLC; Director                  systems), BMW Bank of
                                                                    or Trustee of the                       North America, Inc.
                                                                    Retail Funds (since                     (industrial loan
                                                                    January 1993) and the                   corporation), United
                                                                    Institutional Funds                     Space Alliance (joint
                                                                    (since July 2003);                      venture between Lockheed
                                                                    member of the Utah                      Martin and the Boeing
                                                                    Regional Advisory Board                 Company) and Nuskin Asia
                                                                    of Pacific Corp.;                       Pacific (multilevel
                                                                    formerly Managing                       marketing); member of
                                                                    Director of Summit                      the board of various
                                                                    Ventures LLC                            civic and charitable
                                                                    (2000-2004); United                     organizations.
                                                                    States Senator (R-Utah)
                                                                    (1974-1992) and
                                                                    Chairman, Senate
                                                                    Banking Committee
                                                                    (1980-1986), Mayor of
                                                                    Salt Lake City, Utah
                                                                    (1971-1974), Astronaut,
                                                                    Space Shuttle Discovery
                                                                    (April 12-19, 1985),
                                                                    and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (70)                     Trustee      Since         Retired; Director or     208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Trustees                   1997          Funds (since September                  mortgage insurance);
919 Third Avenue                                                    1997) and the                           Trustee and Vice
New York, NY 10022-3902                                             Institutional Funds                     Chairman of The Field
                                                                    (since July 2003);                      Museum of Natural
                                                                    formerly associated                     History; director of
                                                                    with the Allstate                       various other business
                                                                    Companies (1966-1994),                  and charitable
                                                                    most recently as                        organizations.
                                                                    Chairman of The
                                                                    Allstate Corporation
                                                                    (March 1993-December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                               IN FUND
                                         POSITION(S)   OFFICE AND                              COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN     OTHER DIRECTORSHIPS HELD
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***        BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Dr. Manuel H. Johnson (55)               Trustee      Since         Senior Partner, Johnson  208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                 July 1991     Smick International,                    (home construction);
2099 Pennsylvania Avenue, N.W.                                      Inc., a consulting                      Director of KFX Energy;
Suite 950                                                           firm; Chairman of the                   Director of RBS
Washington, D.C. 20006                                              Audit Committee and                     Greenwich Capital
                                                                    Director or Trustee of                  Holdings (financial
                                                                    the Retail Funds (since                 holding company).
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    Co-Chairman and a
                                                                    founder of the Group of
                                                                    Seven Council (G7C), an
                                                                    international economic
                                                                    commission; formerly
                                                                    Vice Chairman of the
                                                                    Board of Governors of
                                                                    the Federal Reserve
                                                                    System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &      209            Director of Electro Rent
c/o Kearns & Associates LLC                           July 2003     Associates LLC                          Corporation (equipment
PMB754                                                              (investment                             leasing), The Ford
23852 Pacific Coast Highway                                         consulting); Deputy                     Family Foundation, and
Malibu, CA 90265                                                    Chairman of the Audit                   the UCLA Foundation.
                                                                    Committee and Director
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Chairman of
                                                                    the Audit Committee of
                                                                    the Institutional Funds
                                                                    (October 2001-July
                                                                    2003); formerly CFO of
                                                                    the J. Paul Getty
                                                                    Trust.

Michael E. Nugent (68)                   Trustee      Since         General Partner of       208            Director of various
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital, L.P.,                  business organizations.
445 Park Avenue                                                     a private investment
New York, NY 10022                                                  partnership; Chairman
                                                                    of the Insurance
                                                                    Committee and Director
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice
                                                                    President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite     209            Trustee and Director of
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                   certain investment
85 Charles Colman Blvd.                                             Chairman of the                         companies in the
Pawling, NY 12564                                                   Governance Committee                    JPMorgan Funds complex
                                                                    and Director or Trustee                 managed by J.P. Morgan
                                                                    of the Retail Funds                     Investment Management
                                                                    (since July 2003) and                   Inc.
                                                                    the Institutional Funds
                                                                    (since June 1992).

Interested Trustees:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                               IN FUND
                                         POSITION(S)   OFFICE AND                              COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN     OTHER DIRECTORSHIPS HELD
           INTERESTED TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***        BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Charles A. Fiumefreddo (71)              Chairman of  Since         Chairman and Director    208            None.
c/o Morgan Stanley Trust                 the Board    July 1991     or Trustee of the
Harborside Financial Center,             and Trustee                Retail Funds (since
Plaza Two,                                                          July 1991) and the
Jersey City, NJ 07311                                               Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Chief
                                                                    Executive Officer of
                                                                    the Retail Funds (until
                                                                    September 2002).

James F. Higgins (56)                    Trustee      Since         Director or Trustee of   208            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                 Financial, Inc. and The
Harborside Financial Center,                                        June 2000) and the                      Equitable Life Assurance
Plaza Two,                                                          Institutional Funds                     Society of the United
Jersey City, NJ 07311                                               (since July 2003);                      States (financial
                                                                    Senior Advisor of                       services).
                                                                    Morgan Stanley (since
                                                                    August 2000); Director
                                                                    of the Distributor and
                                                                    Dean Witter Realty
                                                                    Inc.; previously
                                                                    President and Chief
                                                                    Operating Officer of
                                                                    the Private Client
                                                                    Group of Morgan Stanley
                                                                    (May 1999-August
                                                                    2000), and President
                                                                    and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan
                                                                    Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

Officers:

                                                              TERM OF
                                           POSITION(S)       OFFICE AND
       NAME, AGE AND ADDRESS OF             HELD WITH        LENGTH OF
          EXECUTIVE OFFICER                REGISTRANT       TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------  ---------------  -----------------  ----------------------------------------------------
Mitchell M. Merin (51)                   President        Since May 1999     President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                  Stanley Investment Management Inc.; President,
New York, NY 10020                                                           Director and Chief Executive Officer of the
                                                                             Investment Adviser and the Administrator; Chairman
                                                                             and Director of the Distributor; Chairman and
                                                                             Director of the Transfer Agent; Director of various
                                                                             Morgan Stanley subsidiaries; President of the
                                                                             Institutional Funds (since July 2003) and President
                                                                             of the Retail Funds; Trustee (since July 2003) and
                                                                             President (since December 2002) of the Van Kampen
                                                                             Closed-End Funds; Trustee and President (since
                                                                             October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)                   Executive Vice   Since              Principal Executive Officer of Funds in the Fund
1221 Avenue of the Americas              President and    April 2003         Complex (since May 2003); Managing Director of
New York, NY 10020                       Principal                           Morgan Stanley & Co. Incorporated, Morgan Stanley
                                         Executive                           Investment Management Inc. and Morgan Stanley;
                                         Officer                             Managing Director, Chief Administrative Officer and
                                                                             Director of the Investment Adviser and the
                                                                             Administrator; Director of the Transfer Agent;
                                                                             Managing Director and Director of the Distributor;
                                                                             Executive Vice President and Principal Executive
                                                                             Officer of the Institutional Funds (since July 2003)
                                                                             and the Retail Funds (since April 2003); Director of
                                                                             Morgan Stanley SICAV (since May 2004); previously
                                                                             President and Director of the Retail Funds (March
                                                                             2001-July 2003) and Chief Global Operations Officer
                                                                             and Managing Director of Morgan Stanley Investment
                                                                             Management Inc.

Joseph J. McAlinden (61)                 Vice President   Since July 1995    Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                                  the Investment Adviser and Morgan Stanley Investment
New York, NY 10020                                                           Management Inc., Director of the Transfer Agent,
                                                                             Chief Investment Officer of the Van Kampen Funds;
                                                                             Vice President of the Institutional Funds (since
                                                                             July 2003) and the Retail Funds (since July 1995).

Barry Fink (49)                          Vice President   Since              General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                               February 1997      Director (since December 2000) of Morgan Stanley
New York, NY 10020                                                           Investment Management; Managing Director (since
                                                                             December 2000), Secretary (since February 1997) and
                                                                             Director of the Investment Adviser and the
                                                                             Administrator; Vice President of the Retail Funds;
                                                                             Assistant Secretary of Morgan Stanley DW; Vice
                                                                             President of the Institutional Funds (since July
                                                                             2003); Managing Director, Secretary and Director of
                                                                             the Distributor; previously Secretary (February
                                                                             1997-July 2003) and General Counsel (February
                                                                             1997-April 2004) of the Retail Funds; Vice President
                                                                             and Assistant General Counsel of the Investment
                                                                             Adviser and the Administrator (February 1997-
                                                                             December 2001).

Amy R. Doberman (42)                     Vice President   Since July 2004    Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                  Investment Management; Managing Director of Morgan
New York, NY 10020                                                           Stanley Investment Management Inc. and the
                                                                             Investment Adviser, Vice President of the
                                                                             Institutional and Retail Funds (since July 2004);
                                                                             Vice President of the Van Kampen Funds (since August
                                                                             2004); previously, Managing Director and General
                                                                             Counsel - Americas, UBS Global Asset Management
                                                                             (July 2000 - July 2004) and General Counsel, Aeltus
                                                                             Investment Management, Inc. (January 1997 - July
                                                                             2000).

Carsten Otto (41)                        Chief            Since October      Executive Director and U.S. Director of Compliance
1221 Avenue of the Americas              Compliance       2004               for Morgan Stanley Investment Management (since
New York, NY 10020                       Officer                             October 2004); Executive Director of the Investment
                                                                             Adviser and Morgan Stanley Investment Management
                                                                             Inc.; formerly Assistant Secretary and Assistant
                                                                             General Counsel of the Morgan Stanley Retail Funds.

                                                              TERM OF
                                           POSITION(S)       OFFICE AND
       NAME, AGE AND ADDRESS OF             HELD WITH        LENGTH OF
          EXECUTIVE OFFICER                REGISTRANT       TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------------  ---------------  -----------------  ----------------------------------------------------
Stefanie V. Chang (38)                   Vice President   Since July 2003    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                  Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                           Inc., and the Investment Adviser; Vice President of
                                                                             the Institutional Funds and the Retail Funds (since
                                                                             July 2003); formerly practiced law with the New York
                                                                             law firm of Rogers & Wells (now Clifford Chance US
                                                                             LLP).

Francis J. Smith (39)                    Treasurer and    Treasurer since    Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust                 Chief Financial  July 2003 and      Morgan Stanley Services (since December 2001);
Harborside Financial Center,             Officer          Chief Financial    previously, Vice President of the Retail Funds
Plaza Two,                                                Officer since      (September 2002-July 2003), and Vice President of
Jersey City, NJ 07311                                     September 2002     the Investment Adviser and the Administrator (August
                                                                             2000-November 2001) and Senior Manager at
                                                                             PricewaterhouseCoopers LLP (January 1998-August
                                                                             2000).

Thomas F. Caloia (58)                    Vice President   Since July 2003    Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                     Assistant Treasurer of the Investment Adviser, the
Harborside Financial Center,                                                 Distributor and the Administrator; previously
Plaza Two,                                                                   Treasurer of the Retail Funds (April 1989-July
Jersey City, NJ 07311                                                        2003); formerly First Vice President of the
                                                                             Investment Adviser, the Distributor and the
                                                                             Administrator.

Mary E. Mullin (37)                      Secretary        Since July 2003    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                  Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                           Inc. and the Investment Adviser; Secretary of the
                                                                             Institutional Funds and the Retail Funds (since July
                                                                             2003); formerly practiced law with the New York law
                                                                             firms of McDermott, Will & Emery and Skadden, Arps,
                                                                             Slate, Meagher & Flom LLP.

----------------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                                       189
W

                                               TRUSTEES

                   Michael Bozic                          Dr. Manuel H. Johnson
                   Charles A. Fiumefreddo                      Joseph J. Kearns
                   Edwin J. Garn                              Michael E. Nugent
                   Wayne E. Hedien                                  Fergus Reid
                   James F. Higgins

                                               OFFICERS

                     Charles A. Fiumefreddo                   Carsten Otto
                      CHAIRMAN OF THE BOARD             CHIEF COMPLIANCE OFFICER
                        Mitchell M. Merin                   Stefanie V. Chang
                            PRESIDENT                        VICE PRESIDENT
                        Ronald E. Robison                   Francis J. Smith
                   EXECUTIVE VICE PRESIDENT AND     TREASURER AND CHIEF FINANCIAL OFFICER
                   PRINCIPAL EXECUTIVE OFFICER

                       Joseph J. McAlinden                  Thomas F. Caloia
                         VICE PRESIDENT                      VICE PRESIDENT
                           Barry Fink                        Mary E. Mullin
                         VICE PRESIDENT                         SECRETARY

                         Amy R. Doberman
                         VICE PRESIDENT

             TRANSFER AGENT                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

           Morgan Stanley Trust                                     Deloitte & Touche LLP
  Harborside Financial Center, Plaza Two                         Two World Financial Center
       Jersey City, New Jersey 07311                              New York, New York 10281

                                           INVESTMENT ADVISER

                                  Morgan Stanley Investment Advisors Inc.
                                      1221 Avenue of the Americas
                                       New York, New York 10020

                                              SUB-ADVISOR
               (GLOBAL DIVIDEND GROWTH, EUROPEAN EQUITY AND GLOBAL ADVANTAGE PORTFOLIOS)

                             Morgan Stanley Investment Management Limited
                                     25 Cabot Square, Canary Wharf
                                    London, United Kingdom E14 4QA

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

                                     #40113A


RA05-00088P-Y12/04

MORGAN STANLEY VARIABLE INVESTMENT SERIES

ANNUAL REPORT

DECEMBER 31, 2004

MORGAN STANLEY VARIABLE INVESTMENT SERIES

TABLE OF CONTENTS

Letter to the Shareholders                                 1
Expense Example                                            7

Portfolio of Investments:
     Dividend Growth                                       9
     Equity                                               13
     S&P 500 Index                                        17

Financial Statements:
     Statements of Assets and Liabilities                 30
     Statements of Operations                             31
     Statements of Changes in Net Assets                  32
Notes to Financial Statements                             36
Financial Highlights                                      44
Report of Independent Registered Public Accounting Firm   48
Trustee and Officer Information                           49

MORGAN STANLEY VARIABLE INVESTMENT SERIES

LETTER TO THE SHAREHOLDERS  - DECEMBER 31, 2004

Dear Shareholders,

Global capital markets in 2004 were marked by a slowdown in returns after the torrid pace of 2003. Near-record levels of corporate profits and continued strength in the U.S. housing market were offset by a series of negative factors including weaker-than-expected job growth, geopolitical uncertainty and unease over political events in the U.S. The year ended on a positive note, however, with brief fourth-quarter rallies in both the stock and bond markets. In all, it was a year in which both bullish and bearish sentiment could find justification.

Domestic Equity Overview

The U.S. equity market performed solidly for the 12 months ended December 31, 2004, though its performance was somewhat uneven over the course of the year. After a strong beginning in 2004, the market made little progress for much of the year as investors attempted to balance a number of factors. The market was hampered in part by growing concern that slow employment growth would undermine the strength of the economic recovery in the United States. In addition, disappointing earnings for many companies, a number of geopolitical uncertainties and higher interest rates further weighed on the market. Later in 2004, investors became more optimistic about a "soft landing" around the globe as the U.S. economy continued to grow steadily and inflation remained stable. The U.S. labor market also improved, though fewer jobs were created than some economists and investors had expected. Consumer spending also picked up significantly in the second half of 2004.

Although the U.S. Federal Reserve raised short-term interest rates a number of times in 2004, these increases were not reflected in long-term interest rates, and did not seriously disrupt the stock market. In addition, orders for durable goods were strong despite some inflation. While many investors worried during the summer and early fall about terrorism and the potential for a drawn-out U.S. presidential election, these anxieties were alleviated when the election ended without incident. In addition, investors who were concerned that rising energy prices could lead to inflation were reassured when the price of crude oil retreated from its high of $56 a barrel in October. As a result, U.S. equities ended the year with a sharp rally in November and December.

Of course, some sectors performed better than others in 2004. Commodity-oriented areas such as energy, basic materials and industrials were the year's top performers. Interest rate sensitive stocks such as utilities and telecommunications services also performed well as long-term interest rates did not rise in line with investors' expectations for them. At the other end of the spectrum were the health care and consumer staples sectors, which generally underperformed due largely to fundamental disappointments. Technology stocks also ended up lagging other sectors for 2004 despite having rallied during the fall.

Dividend Growth Portfolio

For the 12-month period ended December 31, 2004, Dividend Growth Portfolio Class Y shares produced a total return of 8.21(1) percent, versus 10.88 percent for the S&P 500 Index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's underperformance relative to the S&P 500 Index for the period was driven largely by stock selection. The largest detractor from performance was the Portfolio's stock selection within industrials, although an overweighted position in the sector relative to the S&P 500 Index partially mitigated the negative effect of a number of individual securities. Within the sector, Caterpillar and 3M detracted most from returns. Stock selection within the health care sector also hurt relative returns, although our underweighted position in the sector was positive and slightly offset the detrimental effect of stock selection. Within that sector, large pharmaceutical companies Pfizer and Bristol-Myers Squibb served as a drag on performance. Within consumer staples, the Portfolio was hurt further by the weak performance of Coca-Cola and Altria Group.

[SIDENOTE]

GROWTH OF $10,000: DIVIDEND GROWTH -- CLASS Y
($ in Thousands)

                                  CLASS Y         S&P 500(3)
 6/5/2000                        $   10,000      $   10,000
 6/30/2000                       $    9,307      $    9,918
 9/30/2000                       $    9,834      $    9,821
12/31/2000                       $   10,765      $    9,053
 3/31/2001                       $   10,265      $    7,980
 6/30/2001                       $   10,886      $    8,447
 9/30/2001                       $    9,338      $    7,207
12/31/2001                       $   10,182      $    7,978
 3/31/2002                       $   10,726      $    8,000
 6/30/2002                       $    9,838      $    6,929
 9/30/2002                       $    7,762      $    5,732
12/31/2002                       $    8,325      $    6,215
 3/31/2003                       $    7,903      $    6,020
 6/30/2003                       $    9,266      $    6,946
 9/30/2003                       $    9,499      $    7,130
12/31/2003                       $   10,616      $    7,998
 3/31/2004                       $   10,761      $    8,134
 6/30/2004                       $   10,837      $    8,274
 9/30/2004                       $   10,691      $    8,119
12/31/2004                       $   11,488(2)   $    8,869

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

       AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004
---------------------------------------------------------------
            1 YEAR    5 YEARS  10 YEARS     SINCE INCEPTION
---------------------------------------------------------------
                                                6/5/00
Class Y     8.21(1)     --       --             3.08(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Stock selection in the materials sector also hampered relative performance, as weakness in Alcoa shares had the most significant negative impact.

Other security holdings and sector allocations benefited performance. Stock selection was favorable within the consumer discretionary sector, as the Portfolio benefited from the strong contributions made by retailers Target and Home Depot. Within utilities, a relatively small sector, Exelon was a standout performer for the period. Performance also benefited from an overweighted position in the energy sector as energy stocks rose strongly due to high oil prices and continuing signs of economic growth. An underweighted position in information technology relative to the S&P 500 Index further helped performance as the sector underperformed for the period after making strong gains in 2003.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

Equity Portfolio

For the 12-month period ended December 31, 2004, Equity Portfolio Class Y shares produced a total return of 10.86(1) percent, versus 6.93 percent for the Russell 3000 Growth Index and 10.88 percent for the S&P 500 Index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The largest contributors to the Portfolio's performance were positions in the health care, energy, technology and consumer discretionary sectors. Within the health care sector, the Portfolio benefited primarily from its overweighting in medical supplies stocks relative to the Russell 3000 Growth Index. Stock selection within the biotechnology sector was also positive for our relative performance. In the technology sector, both the Portfolio's underweighting in semiconductor stocks and our stock selection within that industry were rewarding. In the energy sector, performance was mainly driven by stock selection within the coal and exploration and production industries. Our emphasis on communications technology, computer

[SIDENOTE]

[CHART]

GROWTH OF $10,000: EQUITY -- CLASS Y
($ in Thousands)

                                   RUSSELL 3000
                CLASS Y              GROWTH(3)     S&P 500(4)
6/5/2000        $    10,000        $   10,000      $   10,000
6/30/2000       $    10,235        $   10,216      $    9,918
9/30/2000       $    11,097        $    9,676      $    9,821
12/31/2000      $     9,601        $    7,618      $    9,053
3/31/2001       $     7,595        $    6,056      $    7,980
6/30/2001       $     7,794        $    6,609      $    8,447
9/30/2001       $     6,309        $    5,286      $    7,207
12/31/2001      $     7,002        $    6,123      $    7,978
3/31/2002       $     6,996        $    5,967      $    8,000
6/30/2002       $     6,385        $    4,865      $    6,929
9/30/2002       $     5,369        $    4,111      $    5,732
12/31/2002      $     5,500        $    4,406      $    6,215
3/31/2003       $     5,328        $    4,351      $    6,020
6/30/2003       $     5,950        $    5,001      $    6,946
9/30/2003       $     6,076        $    5,219      $    7,130
12/31/2003      $     6,741        $    5,771      $    7,998
3/31/2004       $     6,930        $    5,837      $    8,134
6/30/2004       $     6,998        $    5,942      $    8,274
9/30/2004       $     6,719        $    5,627      $    8,119
12/31/2004      $     7,473(2)     $    6,171      $    8,869

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004
-------------------------------------------------------------------
              1 YEAR       5 YEARS    10 YEARS    SINCE INCEPTION
-------------------------------------------------------------------
                                                     6/5/00
Class Y       10.86(1)        --         --         (6.17)(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's benchmark was changed from the S&P 500 to the Russell 3000 Growth Index to more accurately reflect the Portfolio's investable universe.
(4) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

services and software stocks was helpful as well. Within the consumer discretionary sector, the Portfolio's overweightings in shares of internet and education service providers boosted its returns, as did stock selection in the retail sector.

The strength of these positions was partially offset by the weakness of a few holdings in 2004. The most significant detractor during the year was stock selection within the materials and processing sector, largely because of the Portfolio's overexposure to copper stocks. In retrospect, we also sold these positions at an inopportune time, causing the Portfolio to miss out on their subsequent recovery.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

S&P 500 Index Portfolio

For the 12-month period ended December 31, 2004, S&P 500 Index Portfolio Class Y shares produced a total return of 10.29(1) percent, versus 10.88 percent for the S&P 500 Index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PORTFOLIO'S TOTAL RETURN FIGURES ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE IMPACT OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

[SIDENOTE]

[CHART]

GROWTH OF $10,000: S&P 500 INDEX -- CLASS Y
($ in Thousands)

              CLASS Y       S&P 500(3)
  6/5/2000   $ 10,000        $ 10,000
 6/30/2000   $  9,912        $  9,918
 9/30/2000   $  9,800        $  9,821
12/31/2000   $  9,027        $  9,053
 3/31/2001   $  7,940        $  7,980
 6/30/2001   $  8,396        $  8,447
 9/30/2001   $  7,148        $  7,207
12/31/2001   $  7,896        $  7,978
 3/31/2002   $  7,904        $  8,000
 6/30/2002   $  6,832        $  6,929
 9/30/2002   $  5,641        $  5,732
12/31/2002   $  6,106        $  6,215
 3/31/2003   $  5,893        $  6,020
 6/30/2003   $  6,794        $  6,946
 9/30/2003   $  6,956        $  7,130
12/31/2003   $  7,788        $  7,998
 3/31/2004   $  7,911        $  8,134
 6/30/2004   $  8,030        $  8,274
 9/30/2004   $  7,875        $  8,119
12/31/2004   $  8,589(2)     $  8,869

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

       AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004
----------------------------------------------------------------
           1 YEAR   5 YEARS    10 YEARS    SINCE INCEPTION
----------------------------------------------------------------
                                               6/5/00
Class Y    10.29(1)    --        --           (3.27)(1)

(1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2004 for the underlying fund. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Although all 20 sectors in the S&P 500 Index saw positive performance in 2004, some sectors considerably outperformed others. Energy stocks, bolstered by the rise in oil prices and higher returns for drilling, generally outperformed health care and technology stocks, the period's two worst-performing sectors. In the health care sector, pharmaceutical stocks such as Pfizer were affected greatly by Merck's high-profile withdrawal of Vioxx and by concerns over the lack of exciting new drugs in the industry's pipeline. In the technology sector, companies such as Intel and Cisco were hurt by weak spending, disappointing orders and a subsequently lower outlook for their earnings. In addition, consumer staples like Coca-Cola suffered greatly due to sluggish sales and a weak outlook for earnings.

The Portfolio's weakness in these areas was offset by strength in some of the Index's largest sectors, including financials, industrials and energy. Shares of Exxon Mobil, for example, benefited from higher crude-oil and natural-gas prices. Other strong holdings included General Electric, which made gains as it reported strong earnings, and Johnson & Johnson, after its purchase of Guidant was received favorably by investors. Shares of Bank of America also performed well, as the company managed to achieve strong earnings growth in the face of rising interest rates.

THE INVESTMENT PERFORMANCE OF THE S&P 500 INDEX DOES NOT INCLUDE THE IMPACT OF ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE PORTFOLIO'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE PORTFOLIO IN THE FUTURE.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                                /s/ Mitchell M. Merin

Charles A. Fiumefreddo                                    Mitchell M. Merin
CHAIRMAN OF THE BOARD                                     PRESIDENT

Proxy Voting Policies and Procedures

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities, and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available without charge, upon request, by calling
(800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series
EXPENSE EXAMPLE - DECEMBER 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/04 - 12/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

DIVIDEND GROWTH

                                                       BEGINNING           ENDING         EXPENSES PAID
                                                     ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD*
                                                   ----------------   ----------------   ----------------
                                                                                            07/01/04 -
                                                       07/01/04           12/31/04           12/31/04
                                                   ----------------   ----------------   ----------------
CLASS Y
Actual (6.01% return)                              $       1,000.00   $       1,060.10   $           4.30
Hypothetical (5% annual return before expenses)    $       1,000.00   $       1,020.96   $           4.22

----------
     * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.83%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

EQUITY

                                                       BEGINNING          ENDING          EXPENSES PAID
                                                     ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD *
                                                   ----------------   ----------------   ----------------
                                                                                            07/01/04 -
                                                       07/01/04           12/31/04          12/31/04
                                                   ----------------   ----------------   ----------------
CLASS Y
Actual (6.78% return)                              $       1,000.00   $       1,067.80   $           4.05
Hypothetical (5% annual return before expenses)    $       1,000.00   $       1,021.22   $           3.96

----------
     * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.78%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

S&P 500 INDEX

                                                       BEGINNING          ENDING          EXPENSES PAID
                                                    ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD *
                                                   ----------------   ----------------   ----------------
                                                                                            07/01/04 -
                                                       07/01/04           12/31/04          12/31/04
                                                   ----------------   ----------------   ----------------
CLASS Y
Actual (6.96% return)                              $       1,000.00   $       1,069.60   $           2.71
Hypothetical (5% annual return before expenses)    $       1,000.00   $       1,022.52   $           2.64

----------
     * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.52%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
                     COMMON STOCKS (97.9%)
                     AEROSPACE & DEFENSE (0.8%)
           123,000   Northrop Grumman Corp.                                         $     6,686,280
                                                                                    ---------------
                     AIR FREIGHT/COURIERS (0.2%)
            20,800   FedEx Corp.                                                          2,048,592
                                                                                    ---------------
                     ALUMINUM (1.4%)
           390,600   Alcoa, Inc.                                                         12,272,652
                                                                                    ---------------
                     APPAREL/FOOTWEAR (1.6%)
           255,000   V.F. Corp.                                                          14,121,900
                                                                                    ---------------
                     AUTO PARTS: O.E.M. (1.5%)
           213,700   Johnson Controls, Inc.                                              13,557,128
                                                                                    ---------------
                     BEVERAGES:
                     NON-ALCOHOLIC (1.4%)
           296,800   Coca-Cola Co. (The)                                                 12,355,784
                                                                                    ---------------
                     BIOTECHNOLOGY (0.8%)
           102,900   Amgen Inc.*                                                          6,601,035
                                                                                    ---------------
                     CASINO/GAMING (0.4%)
            63,663   Las Vegas Sands Corp.*                                               3,055,824
                                                                                    ---------------
                     CHEMICALS: AGRICULTURAL (0.4%)
            69,100   Monsanto Co.                                                         3,838,505
                                                                                    ---------------
                     CHEMICALS: MAJOR
                     DIVERSIFIED (2.4%)
           429,700   Dow Chemical Co. (The)                                              21,274,447
                                                                                    ---------------
                     COMPUTER
                     COMMUNICATIONS (1.1%)
           451,300   Cisco Systems, Inc.*                                                 8,710,090
            49,300   Juniper Networks, Inc.*                                              1,340,467
                                                                                    ---------------
                                                                                         10,050,557
                                                                                    ---------------
                     COMPUTER PERIPHERALS (1.4%)
           364,400   EMC Corp.*                                                           5,418,628
            75,300   Lexmark International, Inc.*                                         6,400,500
                                                                                    ---------------
                                                                                         11,819,128
                                                                                    ---------------
                     COMPUTER PROCESSING
                     HARDWARE (1.4%)
           300,600   Dell Inc.*                                                          12,667,284
                                                                                    ---------------
                     DATA PROCESSING
                     SERVICES (2.0%)
           404,000   First Data Corp.                                                    17,186,160
                                                                                    ---------------
                     DISCOUNT STORES (3.0%)
           512,000   Target Corp.                                                   $    26,588,160
                                                                                    ---------------
                     DRUGSTORE CHAINS (1.5%)
           288,900   CVS Corp.                                                           13,020,723
                                                                                    ---------------
                     ELECTRIC UTILITIES (3.2%)
           470,800   Exelon Corp.                                                        20,748,156
           102,700   FPL Group, Inc.                                                      7,676,825
                                                                                    ---------------
                                                                                         28,424,981
                                                                                    ---------------
                     FINANCE/RENTAL/
                     LEASING (1.7%)
           527,000   MBNA Corp.                                                          14,856,130
                                                                                    ---------------
                     FINANCIAL
                     CONGLOMERATES (3.7%)
           493,900   Citigroup, Inc. (Note 4)                                            23,796,102
           223,700   J.P. Morgan Chase & Co.                                              8,726,537
                                                                                    ---------------
                                                                                         32,522,639
                                                                                    ---------------
                     FOOD: MAJOR
                     DIVERSIFIED (2.8%)
           464,000   PepsiCo, Inc.                                                       24,220,800
                                                                                    ---------------
                     HOME IMPROVEMENT
                     CHAINS (2.7%)
           547,100   Home Depot, Inc. (The)                                              23,383,054
                                                                                    ---------------
                     HOUSEHOLD/
                     PERSONAL CARE (4.2%)
           378,000   Avon Products, Inc.                                                 14,628,600
           404,800   Procter & Gamble Co. (The)                                          22,296,384
                                                                                    ---------------
                                                                                         36,924,984
                                                                                    ---------------
                     INDUSTRIAL
                     CONGLOMERATES (9.7%)
           336,300   3M Co.                                                              27,600,141
           677,500   General Electric Co.                                                24,728,750
           116,800   Tyco International Ltd.
                     (Bermuda)                                                            4,174,432
           276,000   United Technologies Corp.                                           28,524,600
                                                                                    ---------------
                                                                                         85,027,923
                                                                                    ---------------
                     INFORMATION TECHNOLOGY
                     SERVICES (2.6%)
           235,100   International Business
                     Machines Corp.                                                      23,176,158
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
                     INTEGRATED OIL (7.0%)
           399,200   BP PLC
                     (ADR) (United Kingdom)                                         $    23,313,280
           240,700   ChevronTexaco Corp.                                                 12,639,157
           503,800   Exxon Mobil Corp.                                                   25,824,788
                                                                                    ---------------
                                                                                         61,777,225
                                                                                    ---------------
                     INTERNET SOFTWARE/
                     SERVICES (0.3%)
            74,000   Yahoo! Inc.*                                                         2,788,320
                                                                                    ---------------
                     INVESTMENT BANKS/
                     BROKERS (4.7%)
           117,800   Goldman Sachs Group,
                     Inc. (The)                                                          12,255,912
           109,300   Lehman Brothers
                     Holdings Inc.                                                        9,561,564
           320,600   Merrill Lynch & Co., Inc.                                           19,162,262
                                                                                    ---------------
                                                                                         40,979,738
                                                                                    ---------------
                     INVESTMENT MANAGERS (1.5%)
           427,000   Mellon Financial Corp.                                              13,283,970
                                                                                    ---------------
                     LIFE/HEALTH INSURANCE (1.5%)
            41,300   AFLAC, Inc.                                                          1,645,392
           244,600   Lincoln National Corp.                                              11,417,928
                                                                                    ---------------
                                                                                         13,063,320
                                                                                    ---------------
                     MAJOR BANKS (4.7%)
           786,200   Bank of America Corp.                                               36,943,538
            70,600   Comerica, Inc.                                                       4,308,012
                                                                                    ---------------
                                                                                         41,251,550
                                                                                    ---------------
                     MAJOR
                     TELECOMMUNICATIONS (2.2%)
           479,200   Verizon Communications Inc.                                         19,412,392
                                                                                    ---------------
                     MANAGED HEALTH CARE (2.4%)
           210,000   Caremark Rx, Inc.*                                                   8,280,300
           140,900   UnitedHealth Group Inc.                                             12,403,427
                                                                                    ---------------
                                                                                         20,683,727
                                                                                    ---------------
                     MEDICAL SPECIALTIES (1.3%)
            48,800   Fisher Scientific
                     International, Inc.*                                                 3,044,144
           172,800   Medtronic, Inc.                                                      8,582,976
                                                                                    ---------------
                                                                                         11,627,120
                                                                                    ---------------
                     MOTOR VEHICLES (0.3%)
            42,000   Harley-Davidson, Inc.                                          $     2,551,500
                                                                                    ---------------
                     MULTI-LINE INSURANCE (0.7%)
            91,400   American International
                     Group, Inc.                                                          6,002,238
                                                                                    ---------------
                     OFFICE EQUIPMENT/
                     SUPPLIES (2.1%)
           401,400   Pitney Bowes, Inc.                                                  18,576,792
                                                                                    ---------------
                     OIL & GAS PRODUCTION (1.3%)
           190,200   Devon Energy Corp.                                                   7,402,584
           110,700   XTO Energy Inc.                                                      3,916,566
                                                                                    ---------------
                                                                                         11,319,150
                                                                                    ---------------
                     OILFIELD SERVICES/
                     EQUIPMENT (1.3%)
           283,600   Halliburton Co.                                                     11,128,464
                                                                                    ---------------
                     PACKAGED SOFTWARE (3.4%)
            24,000   Mercury Interactive Corp.*                                           1,093,200
           754,500   Microsoft Corp.                                                     20,152,695
           114,300   SAP AG (ADR) (Germany)                                               5,053,203
            70,600   Symantec Corp.*                                                      1,818,656
            63,400   VERITAS Software Corp.*                                              1,810,070
                                                                                    ---------------
                                                                                         29,927,824
                                                                                    ---------------
                     PHARMACEUTICALS:
                     MAJOR (6.3%)
            78,800   Abbott Laboratories                                                  3,676,020
           372,500   Bristol-Myers Squibb Co.                                             9,543,450
           206,600   Johnson & Johnson                                                   13,102,572
           442,360   Pfizer, Inc.                                                        11,895,060
           396,700   Wyeth                                                               16,895,453
                                                                                    ---------------
                                                                                         55,112,555
                                                                                    ---------------
                     PHARMACEUTICALS: OTHER (0.9%)
           260,200   Teva Pharmaceutical Industries
                     Ltd. (ADR) (Israel)                                                  7,769,572
                                                                                    ---------------
                     RAILROADS (0.5%)
            96,300   Burlington Northern
                     Santa Fe Corp.                                                       4,555,953
                                                                                    ---------------
                     SEMICONDUCTORS (2.2%)
           411,700   Intel Corp.                                                          9,629,663

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
           102,500   Marvell Technology Group
                     Ltd. (Bermuda)*                                                $     3,635,675
           190,000   RF Micro Devices, Inc.*                                              1,299,600
           183,600   Texas Instruments Inc.                                               4,520,232
                                                                                    ---------------
                                                                                         19,085,170
                                                                                    ---------------
                     TELECOMMUNICATION
                     EQUIPMENT (0.7%)
           147,800   QUALCOMM Inc.                                                        6,266,720
                                                                                    ---------------
                     TRUCKS/CONSTRUCTION/
                     FARM MACHINERY (0.7%)
            83,500   Deere & Co.                                                          6,212,400
                                                                                    ---------------
                     TOTAL COMMON STOCKS
                     (COST $631,055,060)                                                859,056,528
                                                                                    ---------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
------------------
                     CONVERTIBLE BONDS (0.1%)
                     Wireless Telecommunications
$      975           Nextel Communications, Inc.
                     5.25% due 01/15/10
                     (COST $941,556)                                                      1,003,031
                                                                                    ---------------
                     SHORT-TERM INVESTMENT (2.0%)
                     U.S. GOVERNMENT AGENCY
    17,700           Federal National Mortgage Assoc.
                     (COST $17,698,378) (A)
                     1.65% due 01/03/05                                                  17,698,378
                                                                                    ---------------

TOTAL INVESTMENTS
(COST $649,694,994) (B)                                                  100.0%         877,757,937
LIABILITIES IN EXCESS OF
  OTHER ASSETS                                                            (0.0)            (180,386)
                                                               ---------------      ---------------
NET ASSETS                                                               100.0%     $    877,577,551
                                                               ===============      ===============

     ADR  AMERICAN DEPOSITORY RECEIPT.
     *    NON-INCOME PRODUCING SECURITY.
     (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $662,747,578. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $222,321,707 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,311,348, RESULTING IN NET UNREALIZED APPRECIATION OF $215,010,359.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH

SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                  PERCENT OF
INDUSTRY                          VALUE           NET ASSETS
-------------------------------------------------------------
Industrial Conglomerates      $    85,027,923             9.7%
Integrated Oil                     61,777,225             7.0
Pharmaceuticals: Major             55,112,555             6.3
Major Banks                        41,251,550             4.7
Investment Banks/Brokers           40,979,738             4.7
Household/Personal Care            36,924,984             4.2
Financial Conglomerates            32,522,639             3.7
Packaged Software                  29,927,824             3.4
Electric Utilities                 28,424,981             3.2
Discount Stores                    26,588,160             3.0
Food: Major Diversified            24,220,800             2.8
Home Improvement Chains            23,383,054             2.7
Information Technology
  Services                         23,176,158             2.6
Chemicals: Major
  Diversified                      21,274,447             2.4
Managed Health Care                20,683,727             2.4
Major Telecommunications           19,412,392             2.2
Semiconductors                     19,085,170             2.2
Office Equipment/Supplies          18,576,792             2.1
U.S. Government Agency             17,698,378             2.0
Data Processing Services           17,186,160             2.0
Finance/Rental/Leasing             14,856,130             1.7
Apparel/Footwear                   14,121,900             1.6
Auto Parts: O.E.M                  13,557,128             1.5
Investment Managers                13,283,970             1.5
Life/Health Insurance              13,063,320             1.5
Drugstore Chains                   13,020,723             1.5
Computer Processing
  Hardware                    $    12,667,284             1.4%
Beverages: Non-Alcoholic           12,355,784             1.4
Aluminum                           12,272,652             1.4
Computer Peripherals               11,819,128             1.4
Medical Specialties                11,627,120             1.3
Oil & Gas Production               11,319,150             1.3
Oilfield Services/
  Equipment                        11,128,464             1.3
Computer
  Communications                   10,050,557             1.1
Pharmaceuticals: Other              7,769,572             0.9
Aerospace & Defense                 6,686,280             0.8
Biotechnology                       6,601,035             0.8
Telecommunication
  Equipment                         6,266,720             0.7
Trucks/Construction/
  Farm Machinery                    6,212,400             0.7
Multi-Line Insurance                6,002,238             0.7
Railroads                           4,555,953             0.5
Chemicals: Agricultural             3,838,505             0.4
Casino/Gaming                       3,055,824             0.4
Internet Software/
  Services                          2,788,320             0.3
Motor Vehicles                      2,551,500             0.3
Air Freight/Couriers                2,048,592             0.2
Wireless
  Telecommunications                1,003,031             0.1
                              ---------------    ------------
                              $   877,757,937           100.0%
                              ===============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EQUITY

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
                     COMMON STOCKS (95.3%)
                     ADVERTISING/MARKETING
                     SERVICES (1.1%)
           162,900   Lamar Advertising Co.
                     (Class A)*                                                     $     6,968,862
                                                                                    ---------------
                     APPAREL/FOOTWEAR (1.2%)
           143,700   Coach, Inc.*                                                         8,104,680
                                                                                    ---------------
                     APPAREL/FOOTWEAR RETAIL (1.0%)
           136,800   Chico's FAS, Inc.*                                                   6,228,504
                                                                                    ---------------
                     BIOTECHNOLOGY (4.8%)
            82,200   Amgen Inc.*                                                          5,273,130
           125,800   Biogen Idec Inc.*                                                    8,379,538
            48,600   Genentech, Inc.*                                                     2,645,784
            99,700   Genzyme Corp.*                                                       5,789,579
           266,300   Gilead Sciences, Inc.*                                               9,317,837
                                                                                    ---------------
                                                                                         31,405,868
                                                                                    ---------------
                     BROADCASTING (0.6%)
           128,800   Univision Communications Inc.
                     (Class A)*                                                           3,769,976
                                                                                    ---------------
                     CASINO/GAMING (3.5%)
           255,300   GTECH Holdings Corp.                                                 6,625,035
            71,015   Las Vegas Sands Corp.*                                               3,408,720
           149,000   Station Casinos, Inc.                                                8,147,320
            68,600   Wynn Resorts, Ltd.*                                                  4,590,712
                                                                                    ---------------
                                                                                         22,771,787
                                                                                    ---------------
                     CHEMICALS: AGRICULTURAL (0.9%)
            73,300   Potash Corp. of Saskatchewan,
                     Inc. (Canada)                                                        6,088,298
                                                                                    ---------------
                     COAL (2.6%)
           206,800   Peabody Energy Corp.                                                16,732,188
                                                                                    ---------------
                     COMPUTER
                     COMMUNICATIONS (0.4%)
            88,200   Juniper Networks, Inc.*                                              2,398,158
                                                                                    ---------------
                     COMPUTER PROCESSING
                     HARDWARE (1.6%)
           250,800   Dell Inc.*                                                          10,568,712
                                                                                    ---------------
                     DATA PROCESSING SERVICES (1.2%)
           141,800   CheckFree Corp.*                                               $     5,399,744
            57,900   First Data Corp.                                                     2,463,066
                                                                                    ---------------
                                                                                          7,862,810
                                                                                    ---------------
                     DISCOUNT STORES (0.5%)
           103,800   Dollar Tree Stores, Inc.*                                            2,976,984
                                                                                    ---------------
                     ELECTRICAL PRODUCTS (1.3%)
           123,000   Cooper Industries Ltd.
                     (Class A) (Bermuda)                                                  8,350,470
                                                                                    ---------------
                     FINANCE/RENTAL/LEASING (1.7%)
            35,100   Capital One Financial Corp.                                          2,955,771
           106,800   Freddie Mac                                                          7,871,160
                                                                                    ---------------
                                                                                         10,826,931
                                                                                    ---------------
                     FINANCIAL CONGLOMERATES (0.4%)
            47,500   American Express Co.                                                 2,677,575
                                                                                    ---------------
                     FINANCIAL PUBLISHING/
                     SERVICES (1.3%)
            99,700   Moody's Corp.                                                        8,658,945
                                                                                    ---------------
                     FOOD: MAJOR DIVERSIFIED (0.5%)
            77,500   Kellogg Co.                                                          3,461,150
                                                                                    ---------------
                     HOME IMPROVEMENT
                     CHAINS (0.4%)
            65,000   Home Depot, Inc. (The)                                               2,778,100
                                                                                    ---------------
                     HOTELS/RESORTS/
                     CRUISELINES (1.8%)
           137,900   Carnival Corp. (Panama)                                              7,947,177
            69,200   Royal Caribbean Cruises Ltd.
                     (Liberia)                                                            3,767,248
                                                                                    ---------------
                                                                                         11,714,425
                                                                                    ---------------
                     HOUSEHOLD/PERSONAL CARE (1.7%)
            41,600   Clorox Co. (The)                                                     2,451,488
           121,400   Estee Lauder Companies, Inc.
                     (The) (Class A)                                                      5,556,478
            67,320   Gillette Co. (The)                                                   3,014,590
                                                                                    ---------------
                                                                                         11,022,556
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
                     INDUSTRIAL CONGLOMERATES (2.6%)
            60,400   Danaher Corp.                                                  $     3,467,564
           109,600   General Electric Co.                                                 4,000,400
           175,500   Tyco International Ltd.
                     (Bermuda)                                                            6,272,370
            32,100   United Technologies Corp.                                            3,317,535
                                                                                    ---------------
                                                                                         17,057,869
                                                                                    ---------------
                     INFORMATION TECHNOLOGY
                     SERVICES (1.5%)
           223,200   Cognizant Technology Solutions
                     Corp. (Class A)*                                                     9,448,056
                                                                                    ---------------
                     INSURANCE BROKERS/
                     SERVICES (0.8%)
           112,700   ChoicePoint Inc.*                                                    5,183,073
                                                                                    ---------------
                     INTEGRATED OIL (1.3%)
           229,200   Suncor Energy, Inc. (Canada)                                         8,113,680
                                                                                    ---------------
                     INTERNET RETAIL (0.8%)
            73,600   Overstock.com, Inc.*                                                 5,078,400
                                                                                    ---------------
                     INTERNET SOFTWARE/
                     SERVICES (3.2%)
           560,700   Yahoo! Inc.*                                                        21,127,176
                                                                                    ---------------
                     INVESTMENT BANKS/BROKERS (3.2%)
            10,400   Chicago Mercantile Exchange
                     (The)                                                                2,378,480
            80,650   Goldman Sachs Group,
                     Inc. (The)                                                           8,390,826
           145,000   Greenhill & Co., Inc.                                                4,161,500
            84,050   Legg Mason, Inc.                                                     6,157,503
                                                                                    ---------------
                                                                                         21,088,309
                                                                                    ---------------
                     MAJOR BANKS (0.8%)
           106,900   Bank of America Corp.                                                5,023,231
                                                                                    ---------------
                     MAJOR TELECOMMUNICATIONS (1.3%)
           345,800   Sprint Corp. (FON Group)                                             8,593,130
                                                                                    ---------------
                     MANAGED HEALTH CARE (0.7%)
            52,600   UnitedHealth Group Inc.                                              4,630,378
                                                                                    ---------------
                     MEDIA CONGLOMERATES (0.4%)
           134,200   Time Warner, Inc.*                                                   2,608,848
                                                                                    ---------------
                     MEDICAL SPECIALTIES (8.3%)
           107,300   Alcon, Inc. (Switzerland)                                      $     8,648,380
           214,000   Dade Behring Holdings Inc.*                                         11,984,000
            50,100   Fisher Scientific International,
                     Inc.*                                                                3,125,238
           118,300   INAMED Corp.*                                                        7,482,475
           198,600   Kinetic Concepts, Inc.*                                             15,153,180
            61,200   Medtronic, Inc.                                                      3,039,804
            61,000   Zimmer Holdings, Inc.*                                               4,887,320
                                                                                    ---------------
                                                                                         54,320,397
                                                                                    ---------------
                     MEDICAL/NURSING SERVICES (1.1%)
           348,200   VCA Antech, Inc.*                                                    6,824,720
                                                                                    ---------------
                     MISCELLANEOUS COMMERCIAL
                     SERVICES (1.2%)
           109,600   Iron Mountain Inc.*                                                  3,341,704
           104,500   Laureate Education Inc.*                                             4,607,405
                                                                                    ---------------
                                                                                          7,949,109
                                                                                    ---------------
                     OIL & GAS PRODUCTION (3.7%)
           496,600   Ultra Petroleum Corp.
                     (Canada)*                                                           23,901,358
                                                                                    ---------------
                     OILFIELD SERVICES/
                     EQUIPMENT (0.7%)
           120,400   Halliburton Co.                                                      4,724,496
                                                                                    ---------------
                     OTHER CONSUMER SERVICES (6.0%)
           152,840   Apollo Group, Inc. (Class A)*                                       12,335,716
           207,700   eBay Inc.*                                                          24,151,356
            91,300   Shopping.com Ltd.*                                                   2,579,225
                                                                                    ---------------
                                                                                         39,066,297
                                                                                    ---------------
                     PACKAGED SOFTWARE (7.0%)
           126,200   Adobe Systems, Inc.*                                                 7,917,788
               652   Computer Associates
                     International, Inc.                                                     20,251
           296,800   McAfee Inc.*                                                         8,586,424
           896,400   Microsoft Corp.                                                     23,942,844
            66,700   SAP AG (ADR) (Germany)                                               2,948,807
            88,100   Symantec Corp.*                                                      2,269,456
                                                                                    ---------------
                                                                                         45,685,570
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
                     PHARMACEUTICALS: MAJOR (2.4%)
           144,800   Johnson & Johnson                                              $     9,183,216
           317,200   Schering-Plough Corp.                                                6,623,136
                                                                                    ---------------
                                                                                         15,806,352
                                                                                    ---------------
                     PRECIOUS METALS (3.7%)
           180,600   Glamis Gold Ltd. (Canada)*                                           3,099,096
           473,400   Newmont Mining Corp.                                                21,023,694
                                                                                    ---------------
                                                                                         24,122,790
                                                                                    ---------------
                     PROPERTY - CASUALTY
                     INSURERS (1.0%)
             2,299   Berkshire Hathaway, Inc.
                     (Class B)*                                                           6,749,864
                                                                                    ---------------
                     RECREATIONAL PRODUCTS (2.2%)
           436,600   WMS Industries, Inc.*                                               14,643,564
                                                                                    ---------------
                     RESTAURANTS (1.3%)
           285,300   Sonic Corp.*                                                         8,701,650
                                                                                    ---------------
                     SEMICONDUCTORS (2.1%)
           393,500   Marvell Technology Group Ltd.
                     (Bermuda)*                                                          13,957,445
                                                                                    ---------------
                     SPECIALTY STORES (3.9%)
           233,700   Claire's Stores, Inc.                                                4,966,125
           128,600   Dick's Sporting Goods, Inc.*                                         4,520,290
            57,300   Guitar Center, Inc.*                                                 3,019,137
           277,430   PETsMART, Inc.                                                       9,857,088
           139,200   Toys 'R' Us, Inc.*                                                   2,849,424
                                                                                    ---------------
                                                                                         25,212,064
                                                                                    ---------------
                     SPECIALTY
                     TELECOMMUNICATIONS (2.2%)
           878,161   Crown Castle International
                     Corp.*                                                              14,612,599
                                                                                    ---------------
                     TELECOMMUNICATION
                     EQUIPMENT (2.9%)
           450,050   QUALCOMM Inc.                                                       19,082,120
                                                                                    ---------------
                     WIRELESS
                     TELECOMMUNICATIONS (0.5%)
           118,100   Nextel Communications, Inc.
                     (Class A)*                                                           3,543,000
                                                                                    ---------------
                     TOTAL COMMON STOCKS
                     (COST $520,150,032)                                                622,222,524
                                                                                    ---------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
------------------
                     SHORT-TERM INVESTMENT (A) (3.7%)
                     U.S. GOVERNMENT AGENCY
$           24,400   Federal National Mortgage
                     Assoc. 1.65% due 01/03/05
                     (COST $24,397,763)                                             $    24,397,763
                                                                                    ---------------

TOTAL INVESTMENTS
(COST $544,547,795) (B)                                                    99.0%        646,620,287
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                                               1.0           6,206,500
                                                                 ---------------    ---------------
NET ASSETS                                                                100.0%    $   652,826,787
                                                                 ===============    ===============

     ADR  AMERICAN DEPOSITORY RECEIPT.
     *    NON-INCOME PRODUCING SECURITY.
     (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $545,682,790. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $104,673,383 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,735,886, RESULTING IN NET UNREALIZED APPRECIATION OF $100,937,497.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EQUITY

SUMMARY OF INVESTMENTS - DECEMBER 31, 2004

                                                  PERCENT OF
INDUSTRY                          VALUE           NET ASSETS
-------------------------------------------------------------
Medical Specialties           $    54,320,397             8.3%
Packaged Software                  45,685,570             7.0
Other Consumer Services            39,066,297             6.0
Biotechnology                      31,405,868             4.8
Specialty Stores                   25,212,064             3.9
U.S. Government Agency             24,397,763             3.7
Precious Metals                    24,122,790             3.7
Oil & Gas Production               23,901,358             3.7
Casino/Gaming                      22,771,787             3.5
Internet Software/Services         21,127,176             3.2
Investment Banks/Brokers           21,088,309             3.2
Telecommunication
  Equipment                        19,082,120             2.9
Industrial Conglomerates           17,057,869             2.6
Coal                               16,732,188             2.6
Pharmaceuticals: Major             15,806,352             2.4
Recreational Products              14,643,564             2.2
Specialty
  Telecommunications               14,612,599             2.2
Semiconductors                     13,957,445             2.1
Hotels/Resorts/Cruiselines         11,714,425             1.8
Household/Personal Care            11,022,556             1.7
Finance/Rental/Leasing             10,826,931             1.7
Computer Processing
  Hardware                         10,568,712             1.6
Information Technology
  Services                          9,448,056             1.5
Restaurants                         8,701,650             1.3
Financial Publishing/Services       8,658,945             1.3
Major Telecommunications            8,593,130             1.3
Electrical Products                 8,350,470             1.3
Integrated Oil                      8,113,680             1.3
Apparel/Footwear                    8,104,680             1.2
Miscellaneous Commercial
  Services                          7,949,109             1.2
Data Processing Services            7,862,810             1.2
Advertising/Marketing
  Services                          6,968,862             1.1
Medical/Nursing Services            6,824,720             1.1
Property - Casualty Insurers  $     6,749,864             1.0%
Apparel/Footwear Retail             6,228,504             1.0
Chemicals: Agricultural             6,088,298             0.9
Insurance Brokers/Services          5,183,073             0.8
Internet Retail                     5,078,400             0.8
Major Banks                         5,023,231             0.8
Oilfield Services/Equipment         4,724,496             0.7
Managed Health Care                 4,630,378             0.7
Broadcasting                        3,769,976             0.6
Wireless
  Telecommunications                3,543,000             0.5
Food: Major Diversified             3,461,150             0.5
Discount Stores                     2,976,984             0.5
Home Improvement Chains             2,778,100             0.4
Financial Conglomerates             2,677,575             0.4
Media Conglomerates                 2,608,848             0.4
Computer Communications             2,398,158             0.4
                              ---------------    ------------
                              $   646,620,287            99.0%
                              ===============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - S&P 500 Index

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
                     COMMON STOCKS (98.2%)
                     ADVERTISING/MARKETING
                     SERVICES (0.2%)
            10,922   Interpublic Group of Companies,
                     Inc. (The)*                                                    $       146,355
             4,812   Omnicom Group, Inc.                                                    405,748
                                                                                    ---------------
                                                                                            552,103
                                                                                    ---------------
                     AEROSPACE & DEFENSE (1.3%)
            21,684   Boeing Co.                                                           1,122,581
             5,173   General Dynamics Corp.                                                 541,096
             3,072   Goodrich Corp.                                                         100,270
             2,974   L-3 Communications Holdings,
                     Inc.                                                                   217,816
            11,433   Lockheed Martin Corp.                                                  635,103
             9,510   Northrop Grumman Corp.                                                 516,964
            11,675   Raytheon Co.                                                           453,340
             4,559   Rockwell Collins, Inc.                                                 179,807
                                                                                    ---------------
                                                                                          3,766,977
                                                                                    ---------------
                     AGRICULTURAL COMMODITIES/
                     MILLING (0.1%)
            16,904   Archer-Daniels-Midland Co.                                             377,128
                                                                                    ---------------
                     AIR FREIGHT/COURIERS (1.1%)
             7,763   FedEx Corp.                                                            764,578
            28,947   United Parcel Service, Inc.
                     (Class B)                                                            2,473,811
                                                                                    ---------------
                                                                                          3,238,389
                                                                                    ---------------
                     AIRLINES (0.1%)
             3,342   Delta Air Lines, Inc.*                                                  24,998
            20,190   Southwest Airlines Co.                                                 328,693
                                                                                    ---------------
                                                                                            353,691
                                                                                    ---------------
                     ALTERNATIVE POWER
                     GENERATION (0.0%)
            13,800   Calpine Corp.*                                                          54,372
                                                                                    ---------------
                     ALUMINUM (0.2%)
            22,482   Alcoa, Inc.                                                            706,384
                                                                                    ---------------
                     APPAREL/FOOTWEAR (0.5%)
             4,433   Cintas Corp.*                                                          194,431
             4,879   Coach, Inc.*                                                           275,176
             3,157   Jones Apparel Group, Inc.                                              115,451
             2,803   Liz Claiborne, Inc.                                            $       118,315
             6,779   Nike, Inc. (Class B)                                                   614,788
             1,511   Reebok International Ltd.                                               66,484
             2,869   V.F. Corp.                                                             158,885
                                                                                    ---------------
                                                                                          1,543,530
                                                                                    ---------------
                     APPAREL/FOOTWEAR RETAIL (0.4%)
            22,643   Gap, Inc. (The)                                                        478,220
            10,497   Limited Brands, Inc.                                                   241,641
             3,618   Nordstrom, Inc.                                                        169,069
            12,445   TJX Companies, Inc. (The)                                              312,743
                                                                                    ---------------
                                                                                          1,201,673
                                                                                    ---------------
                     AUTO PARTS: O.E.M. (0.3%)
             3,815   Dana Corp.                                                              66,114
            14,494   Delphi Corp.                                                           130,736
             3,923   Eaton Corp.                                                            283,868
             4,916   Johnson Controls, Inc.                                                 311,871
             3,311   Visteon Corp.                                                           32,348
                                                                                    ---------------
                                                                                            824,937
                                                                                    ---------------
                     AUTOMOTIVE AFTERMARKET (0.0%)
             1,912   Cooper Tire & Rubber Co.                                                41,204
             4,480   Goodyear Tire & Rubber Co.
                     (The)*                                                                  65,677
                                                                                    ---------------
                                                                                            106,881
                                                                                    ---------------
                     BEVERAGES: ALCOHOLIC (0.4%)
            20,405   Anheuser-Busch Companies,
                     Inc.                                                                 1,035,146
             3,135   Brown-Forman Corp. (Class B)                                           152,612
               960   Coors (Adolph) Co. (Class B)                                            72,643
                                                                                    ---------------
                                                                                          1,260,401
                                                                                    ---------------
                     BEVERAGES: NON-ALCOHOLIC (1.0%)
            62,487   Coca-Cola Co. (The)                                                  2,601,334
            12,119   Coca-Cola Enterprises Inc.                                             252,681
             6,459   Pepsi Bottling Group, Inc.
                     (The)                                                                  174,651
                                                                                    ---------------
                                                                                          3,028,666
                                                                                    ---------------
                     BIOTECHNOLOGY (1.3%)
            32,804   Amgen Inc.*                                                          2,104,377
             8,615   Biogen Idec Inc.*                                                      573,845

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
             4,796   Chiron Corp.*                                                  $       159,851
             5,926   Genzyme Corp.*                                                         344,123
            11,181   Gilead Sciences, Inc.*                                                 391,223
             6,424   MedImmune, Inc.*                                                       174,155
             1,274   Millipore Corp.*                                                        63,458
                                                                                    ---------------
                                                                                          3,811,032
                                                                                    ---------------
                     BROADCASTING (0.3%)
            14,813   Clear Channel Communications,
                     Inc.                                                                   496,087
             8,347   Univision Communications Inc.
                     (Class A)*                                                             244,317
                                                                                    ---------------
                                                                                            740,404
                                                                                    ---------------
                     BUILDING PRODUCTS (0.2%)
             5,540   American Standard Companies,
                     Inc.*                                                                  228,913
            11,570   Masco Corp.                                                            422,652
                                                                                    ---------------
                                                                                            651,565
                                                                                    ---------------
                     CABLE/SATELLITE TV (0.6%)
            57,333   Comcast Corp. (Class A)*                                             1,908,042
                                                                                    ---------------
                     CASINO/GAMING (0.2%)
             2,894   Harrah's Entertainment, Inc.                                           193,580
             8,901   International Game Technology                                          306,016
                                                                                    ---------------
                                                                                            499,596
                                                                                    ---------------
                     CHEMICALS: AGRICULTURAL (0.1%)
             6,823   Monsanto Co.                                                           379,018
                                                                                    ---------------
                     CHEMICALS: MAJOR
                     DIVERSIFIED (1.0%)
            24,354   Dow Chemical Co. (The)                                               1,205,767
            25,651   Du Pont (E.I.) de
                     Nemours & Co.                                                        1,258,182
             2,013   Eastman Chemical Co.                                                   116,210
             3,178   Engelhard Corp.                                                         97,469
             2,856   Hercules Inc.*                                                          42,412
             5,807   Rohm & Haas Co.                                                        256,844
                                                                                    ---------------
                                                                                          2,976,884
                                                                                    ---------------
                     CHEMICALS: SPECIALTY (0.3%)
             5,871   Air Products & Chemicals, Inc.                                         340,342
             1,298   Great Lakes Chemical Corp.                                              36,980
             8,387   Praxair, Inc.                                                  $       370,286
             1,783   Sigma-Aldrich Corp.                                                    107,800
                                                                                    ---------------
                                                                                            855,408
                                                                                    ---------------
                     COMMERCIAL PRINTING/
                     FORMS (0.1%)
             5,672   Donnelley (R.R.) & Sons Co.                                            200,165
                                                                                    ---------------
                     COMPUTER
                     COMMUNICATIONS (1.2%)
            11,824   Avaya Inc.*                                                            203,373
           170,064   Cisco Systems, Inc.*                                                 3,282,235
             2,390   QLogic Corp.*                                                           87,785
                                                                                    ---------------
                                                                                          3,573,393
                                                                                    ---------------
                     COMPUTER PERIPHERALS (0.5%)
            61,889   EMC Corp.*                                                             920,289
             3,334   Lexmark International, Inc.
                     (Class A)*                                                             283,390
             9,266   Network Appliance, Inc.*                                               307,817
                                                                                    ---------------
                                                                                          1,511,496
                                                                                    ---------------
                     COMPUTER PROCESSING
                     HARDWARE (1.9%)
            10,384   Apple Computer, Inc.*                                                  668,730
            64,162   Dell Inc.*                                                           2,703,787
             9,523   Gateway, Inc.*                                                          57,233
            77,995   Hewlett-Packard Co.                                                  1,635,555
             2,407   NCR Corp.*                                                             166,637
            86,858   Sun Microsystems, Inc.*                                                467,296
                                                                                    ---------------
                                                                                          5,699,238
                                                                                    ---------------
                     CONSTRUCTION MATERIALS (0.1%)
                 1   Eagle Materials, Inc.                                                       84
             2,645   Vulcan Materials Co.                                                   144,443
                                                                                    ---------------
                                                                                            144,527
                                                                                    ---------------
                     CONTAINERS/PACKAGING (0.2%)
             2,908   Ball Corp.                                                             127,894
             2,732   Bemis Company, Inc.                                                     79,474
             3,840   Pactiv Corp.*                                                           97,114
             2,146   Sealed Air Corp.*                                                      114,317
             1,446   Temple-Inland Inc.                                                      98,906
                                                                                    ---------------
                                                                                            517,705
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
                     CONTRACT DRILLING (0.3%)
             3,861   Nabors Industries, Ltd.
                     (Bermuda)*                                                     $       198,031
             3,496   Noble Corp. (Cayman Islands)*                                          173,891
             2,770   Rowan Companies, Inc.*                                                  71,743
             8,305   Transocean Inc.
                     (Cayman Islands)*                                                      352,049
                                                                                    ---------------
                                                                                            795,714
                                                                                    ---------------
                     DATA PROCESSING SERVICES (1.0%)
             3,320   Affiliated Computer Services,
                     Inc. (Class A)*                                                        199,831
            15,045   Automatic Data Processing,
                     Inc.                                                                   667,246
             4,888   Computer Sciences Corp.*                                               275,537
             3,642   Convergys Corp.*                                                        54,594
            21,432   First Data Corp.                                                       911,717
             5,051   Fiserv, Inc.*                                                          203,000
             9,768   Paychex, Inc.                                                          332,893
             7,461   SunGard Data Systems Inc.*                                             211,370
                                                                                    ---------------
                                                                                          2,856,188
                                                                                    ---------------
                     DEPARTMENT STORES (0.5%)
             2,134   Dillard's, Inc. (Class A)                                               57,341
             4,370   Federated Department Stores,
                     Inc.                                                                   252,542
             8,861   Kohl's Corp.*                                                          435,695
             7,541   May Department Stores Co.                                              221,705
             7,363   Penney (J.C.) Co., Inc.                                                304,828
             5,341   Sears, Roebuck & Co.                                                   272,551
                                                                                    ---------------
                                                                                          1,544,662
                                                                                    ---------------
                     DISCOUNT STORES (2.7%)
             2,943   Big Lots, Inc.*                                                         35,699
            12,115   Costco Wholesale Corp.                                                 586,487
             8,463   Dollar General Corp.                                                   175,776
             4,300   Family Dollar Stores, Inc.                                             134,289
            23,126   Target Corp.                                                         1,200,933
           109,374   Wal-Mart Stores, Inc.                                                5,777,135
                                                                                    ---------------
                                                                                          7,910,319
                                                                                    ---------------
                     DRUGSTORE CHAINS (0.5%)
            10,332   CVS Corp.                                                      $       465,663
            26,395   Walgreen Co.                                                         1,012,776
                                                                                    ---------------
                                                                                          1,478,439
                                                                                    ---------------
                     ELECTRIC UTILITIES (2.6%)
            16,757   AES Corp. (The)*                                                       229,068
             3,545   Allegheny Energy, Inc.*                                                 69,872
             5,031   Ameren Corp.                                                           252,254
            10,220   American Electric Power Co.,
                     Inc.                                                                   350,955
             7,950   CenterPoint Energy, Inc.                                                89,835
             4,681   Cinergy Corp.                                                          194,870
             5,029   CMS Energy Corp.*                                                       52,553
             6,251   Consolidated Edison, Inc.                                              273,481
             4,542   Constellation Energy Group,
                     Inc.                                                                   198,531
             8,560   Dominion Resources, Inc.                                               579,854
             4,493   DTE Energy Co.                                                         193,783
            24,707   Duke Energy Corp.                                                      625,828
             8,415   Edison International                                                   269,532
             5,773   Entergy Corp.                                                          390,197
            17,112   Exelon Corp.                                                           754,126
             8,427   FirstEnergy Corp.                                                      332,951
             4,793   FPL Group, Inc.                                                        358,277
            10,412   PG&E Corp.*                                                            346,511
             2,365   Pinnacle West Capital Corp.                                            105,030
             4,827   PPL Corp.                                                              257,183
             6,380   Progress Energy, Inc.                                                  288,631
             6,061   Public Service Enterprise
                     Group, Inc.                                                            313,778
            19,104   Southern Co. (The)                                                     640,366
             5,157   TECO Energy, Inc.                                                       79,108
             6,204   TXU Corp.                                                              400,530
            10,340   Xcel Energy, Inc.                                                      188,188
                                                                                    ---------------
                                                                                          7,835,292
                                                                                    ---------------
                     ELECTRICAL PRODUCTS (0.4%)
             4,940   American Power Conversion
                     Corp.                                                                  105,716
             2,370   Cooper Industries Ltd. (Class A)
                     (Bermuda)                                                              160,899

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
            10,840   Emerson Electric Co.                                           $       759,884
             4,845   Molex Inc.                                                             145,350
             2,142   Power-One, Inc.*                                                        19,107
                                                                                    ---------------
                                                                                          1,190,956
                                                                                    ---------------
                     ELECTRONIC COMPONENTS (0.1%)
             5,204   Jabil Circuit, Inc.*                                                   133,118
            13,460   Sanmina-SCI Corp.*                                                     114,006
            25,075   Solectron Corp.*                                                       133,650
                                                                                    ---------------
                                                                                            380,774
                                                                                    ---------------
                     ELECTRONIC EQUIPMENT/
                     INSTRUMENTS (0.5%)
            12,542   Agilent Technologies, Inc.*                                            302,262
            37,294   JDS Uniphase Corp.*                                                    118,222
             4,757   Rockwell Automation, Inc.                                              235,709
             3,960   Scientific-Atlanta, Inc.                                               130,720
             6,215   Symbol Technologies, Inc.                                              107,520
             2,325   Tektronix, Inc.                                                         70,238
             4,131   Thermo Electron Corp.*                                                 124,715
            24,628   Xerox Corp.*                                                           418,922
                                                                                    ---------------
                                                                                          1,508,308
                                                                                    ---------------
                     ELECTRONIC PRODUCTION
                     EQUIPMENT (0.4%)
            43,860   Applied Materials, Inc.*                                               750,006
             5,048   KLA-Tencor Corp.*                                                      235,136
             3,610   Novellus Systems, Inc.*                                                100,683
             4,960   Teradyne, Inc.*                                                         84,667
                                                                                    ---------------
                                                                                          1,170,492
                                                                                    ---------------
                     ELECTRONICS/APPLIANCE
                     STORES (0.2%)
             8,378   Best Buy Co., Inc.                                                     497,821
             5,079   Circuit City Stores - Circuit
                     City Group                                                              79,436
             4,079   RadioShack Corp.                                                       134,117
                                                                                    ---------------
                                                                                            711,374
                                                                                    ---------------
                     ELECTRONICS/APPLIANCES (0.1%)
             7,404   Eastman Kodak Co.                                                      238,779
             2,017   Maytag Corp.                                                            42,559
             1,716   Whirlpool Corp.                                                        118,764
                                                                                    ---------------
                                                                                            400,102
                                                                                    ---------------
                     ENGINEERING &
                     CONSTRUCTION (0.0%)
             2,164   Fluor Corp.                                                    $       117,960
                                                                                    ---------------
                     ENVIRONMENTAL SERVICES (0.2%)
             8,130   Allied Waste Industries, Inc.*                                          75,446
            14,776   Waste Management, Inc.                                                 442,393
                                                                                    ---------------
                                                                                            517,839
                                                                                    ---------------
                     FINANCE/RENTAL/LEASING (2.1%)
             6,269   Capital One Financial Corp.                                            527,912
             5,428   CIT Group, Inc.                                                        248,711
            14,990   Countrywide Financial Corp.                                            554,780
            24,998   Fannie Mae                                                           1,780,108
            17,809   Freddie Mac                                                          1,312,523
            32,998   MBNA Corp.                                                             930,214
             7,570   Providian Financial Corp.*                                             124,678
             1,645   Ryder System, Inc.                                                      78,582
            11,101   SLM Corp.                                                              592,682
                                                                                    ---------------
                                                                                          6,150,190
                                                                                    ---------------
                     FINANCIAL CONGLOMERATES (4.5%)
            32,418   American Express Co.                                                 1,827,403
           134,035   Citigroup, Inc. (Note 4)                                             6,457,806
            92,007   JP Morgan Chase & Co.                                                3,589,193
             7,928   Principal Financial Group, Inc.                                        324,572
            13,261   Prudential Financial, Inc.                                             728,825
             8,592   State Street Corp.                                                     422,039
                                                                                    ---------------
                                                                                         13,349,838
                                                                                    ---------------
                     FINANCIAL PUBLISHING/
                     SERVICES (0.3%)
             3,481   Equifax, Inc.                                                           97,816
             4,905   McGraw-Hill Companies,
                     Inc. (The)                                                             449,004
             3,820   Moody's Corp.                                                          331,767
                                                                                    ---------------
                                                                                            878,587
                                                                                    ---------------
                     FOOD DISTRIBUTORS (0.2%)
            16,524   SYSCO Corp.                                                            630,721
                                                                                    ---------------
                     FOOD RETAIL (0.3%)
             9,506   Albertson's, Inc.                                                      227,003
            19,089   Kroger Co.*                                                            334,821

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
            11,558   Safeway Inc.*                                                  $       228,155
             3,474   Supervalu, Inc.                                                        119,922
                                                                                    ---------------
                                                                                            909,901
                                                                                    ---------------
                     FOOD: MAJOR DIVERSIFIED (1.6%)
            10,627   Campbell Soup Co.                                                      317,641
            13,283   Conagra Foods Inc.                                                     391,184
             9,410   General Mills, Inc.                                                    467,771
             9,022   Heinz (H.J.) Co.                                                       351,768
            10,664   Kellogg Co.                                                            476,254
            43,505   PepsiCo, Inc.                                                        2,270,961
            20,268   Sara Lee Corp.                                                         489,270
                                                                                    ---------------
                                                                                          4,764,849
                                                                                    ---------------
                     FOOD: SPECIALTY/CANDY (0.3%)
             6,356   Hershey Foods Corp.                                                    353,012
             3,531   McCormick & Co.,
                     Inc. (Non-Voting)                                                      136,297
             5,797   Wrigley (Wm.) Jr. Co.                                                  401,094
                                                                                    ---------------
                                                                                            890,403
                                                                                    ---------------
                     FOREST PRODUCTS (0.2%)
             2,842   Louisiana-Pacific Corp.                                                 75,995
             6,195   Weyerhaeuser Co.                                                       416,428
                                                                                    ---------------
                                                                                            492,423
                                                                                    ---------------
                     GAS DISTRIBUTORS (0.2%)
             9,697   Dynegy, Inc. (Class A)*                                                 44,800
             4,148   KeySpan Corp.                                                          163,639
             1,126   Nicor Inc.                                                              41,594
             6,983   NiSource, Inc.                                                         159,073
               961   Peoples Energy Corp.                                                    42,236
             6,028   Sempra Energy                                                          221,107
                                                                                    ---------------
                                                                                            672,449
                                                                                    ---------------
                     HOME BUILDING (0.2%)
             3,210   Centex Corp.                                                           191,252
             1,196   KB Home                                                                124,862
             3,294   Pulte Homes, Inc.                                                      210,157
                                                                                    ---------------
                                                                                            526,271
                                                                                    ---------------
                     HOME FURNISHINGS (0.1%)
             4,898   Leggett & Platt, Inc.                                                  139,250
             7,097   Newell Rubbermaid, Inc.                                                171,676
                                                                                    ---------------
                                                                                            310,926
                                                                                    ---------------
                     HOME IMPROVEMENT
                     CHAINS (1.3%)
            56,715   Home Depot, Inc. (The)                                         $     2,423,999
            19,958   Lowe's Companies, Inc.                                               1,149,381
             3,637   Sherwin-Williams Co.                                                   162,319
                                                                                    ---------------
                                                                                          3,735,699
                                                                                    ---------------
                     HOSPITAL/NURSING
                     MANAGEMENT (0.3%)
            10,879   HCA, Inc.                                                              434,725
             6,286   Health Management Associates,
                     Inc. (Class A)                                                         142,818
             2,234   Manor Care, Inc.                                                        79,151
            12,053   Tenet Healthcare Corp.*                                                132,342
                                                                                    ---------------
                                                                                            789,036
                                                                                    ---------------
                     HOTELS/RESORTS/CRUISELINES (0.6%)
            16,356   Carnival Corp. (Panama)                                                942,596
             9,970   Hilton Hotels Corp.                                                    226,718
             5,775   Marriott International,
                     Inc. (Class A)                                                         363,710
             5,353   Starwood Hotels &
                     Resorts Worldwide, Inc.                                                312,615
                                                                                    ---------------
                                                                                          1,845,639
                                                                                    ---------------
                     HOUSEHOLD/PERSONAL CARE (2.4%)
             2,350   Alberto-Culver Co. (Class B)                                           114,140
            12,215   Avon Products, Inc.                                                    472,720
             3,925   Clorox Co. (The)                                                       231,300
            13,696   Colgate-Palmolive Co.                                                  700,687
            25,641   Gillette Co. (The)                                                   1,148,204
             2,434   International Flavors &
                     Fragrances, Inc.                                                       104,273
            12,596   Kimberly-Clark Corp.                                                   828,943
            65,515   Procter & Gamble Co. (The)                                           3,608,566
                                                                                    ---------------
                                                                                          7,208,833
                                                                                    ---------------
                     INDUSTRIAL CONGLOMERATES (5.7%)
            20,107   3M Co.                                                               1,650,181
             7,971   Danaher Corp.                                                          457,615
           273,046   General Electric Co.**                                               9,966,179
            22,216   Honeywell International, Inc.                                          786,669

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
             4,448   Ingersoll-Rand Co. Ltd.
                     (Class A) (Bermuda)                                            $       357,174
             2,384   ITT Industries, Inc.                                                   201,329
             3,541   Textron, Inc.                                                          261,326
            51,954   Tyco International Ltd.
                     (Bermuda)                                                            1,856,836
            13,199   United Technologies Corp.                                            1,364,117
                                                                                    ---------------
                                                                                         16,901,426
                                                                                    ---------------
                     INDUSTRIAL MACHINERY (0.3%)
             7,637   Illinois Tool Works Inc.                                               707,797
             3,086   Parker-Hannifin Corp.                                                  233,734
                                                                                    ---------------
                                                                                            941,531
                                                                                    ---------------
                     INDUSTRIAL SPECIALTIES (0.2%)
             6,656   Ecolab Inc.                                                            233,825
             4,439   PPG Industries, Inc.                                                   302,562
                                                                                    ---------------
                                                                                            536,387
                                                                                    ---------------
                     INFORMATION TECHNOLOGY
                     SERVICES (1.7%)
             4,375   Citrix Systems, Inc.*                                                  107,319
            13,271   Electronic Data Systems
                     Corp.                                                                  306,560
            42,994   International Business
                     Machines Corp.                                                       4,238,348
             9,704   PeopleSoft, Inc.*                                                      256,962
             8,676   Unisys Corp.*                                                           88,322
                                                                                    ---------------
                                                                                          4,997,511
                                                                                    ---------------
                     INSURANCE BROKERS/
                     SERVICES (0.2%)
             8,173   AON Corp.                                                              195,008
            13,609   Marsh & McLennan
                     Companies, Inc.                                                        447,736
                                                                                    ---------------
                                                                                            642,744
                                                                                    ---------------
                     INTEGRATED OIL (4.4%)
             2,367   Amerada Hess Corp.                                                     194,993
            54,717   ChevronTexaco Corp.                                                  2,873,190
            17,827   ConocoPhillips                                                       1,547,918
           166,617   Exxon Mobil Corp.                                                    8,540,787
                                                                                    ---------------
                                                                                         13,156,888
                                                                                    ---------------
                     INTERNET SOFTWARE/
                     SERVICES (0.5%)
            13,125   Siebel Systems, Inc.*                                          $       137,812
            35,507   Yahoo! Inc.*                                                         1,337,904
                                                                                    ---------------
                                                                                          1,475,716
                                                                                    ---------------
                     INVESTMENT BANKS/BROKERS (1.9%)
             2,667   Bear Stearns Companies,
                     Inc. (The)                                                             272,861
             9,605   E*TRADE Group, Inc.*                                                   143,595
            12,505   Goldman Sachs Group,
                     Inc. (The)                                                           1,301,020
             6,958   Lehman Brothers Holdings
                     Inc.                                                                   608,686
            24,056   Merrill Lynch & Co., Inc.                                            1,437,827
            28,269   Morgan Stanley (Note 4)                                              1,569,495
            34,788   Schwab (Charles) Corp.
                     (The)                                                                  416,064
                                                                                    ---------------
                                                                                          5,749,548
                                                                                    ---------------
                     INVESTMENT MANAGERS (0.4%)
             2,770   Federated Investors,
                     Inc. (Class B)                                                          84,208
             6,441   Franklin Resources, Inc.                                               448,616
             6,116   Janus Capital Group, Inc.                                              102,810
            10,939   Mellon Financial Corp.                                                 340,312
             3,310   Price (T.) Rowe Group, Inc.                                            205,882
                                                                                    ---------------
                                                                                          1,181,828
                                                                                    ---------------
                     LIFE/HEALTH INSURANCE (0.7%)
            13,068   AFLAC, Inc.                                                            520,629
             3,526   Jefferson-Pilot Corp.                                                  183,211
             4,497   Lincoln National Corp.                                                 209,920
            19,224   MetLife, Inc. (Note 4)                                                 778,764
             2,802   Torchmark Corp.                                                        160,106
             7,657   UnumProvident Corp.                                                    137,367
                                                                                    ---------------
                                                                                          1,989,997
                                                                                    ---------------
                     MAJOR BANKS (4.7%)
           104,320   Bank of America Corp.                                                4,901,997
            20,065   Bank of New York Co.,
                     Inc. (The)                                                             670,572
            14,266   BB&T Corp.                                                             599,885

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
             4,379   Comerica, Inc.                                                 $       267,207
             5,969   Huntington Bancshares, Inc.                                            147,912
            10,502   KeyCorp                                                                356,018
            17,499   National City Corp.                                                    657,087
             7,300   PNC Financial Services Group                                           419,312
            12,004   Regions Financial Corp.                                                427,222
             9,576   SunTrust Banks, Inc.                                                   707,475
            41,417   Wachovia Corp.                                                       2,178,534
            43,696   Wells Fargo & Co.                                                    2,715,706
                                                                                    ---------------
                                                                                         14,048,927
                                                                                    ---------------
                     MAJOR TELECOMMUNICATIONS (2.8%)
             7,845   ALLTEL Corp.                                                           460,972
            20,555   AT&T Corp.                                                             391,778
            47,309   BellSouth Corp.                                                      1,314,717
            85,627   SBC Communications, Inc.                                             2,206,608
            37,991   Sprint Corp.                                                           944,076
            71,514   Verizon Communications Inc.                                          2,897,032
                                                                                    ---------------
                                                                                          8,215,183
                                                                                    ---------------
                     MANAGED HEALTH CARE (1.2%)
             3,813   Aetna, Inc.                                                            475,672
            11,740   Caremark Rx, Inc.*                                                     462,908
             3,467   CIGNA Corp.                                                            282,803
             4,117   Humana, Inc.*                                                          122,234
            16,881   UnitedHealth Group Inc.*                                             1,486,034
             7,631   WellPoint Inc.*                                                        877,565
                                                                                    ---------------
                                                                                          3,707,216
                                                                                    ---------------
                     MEDIA CONGLOMERATES (2.2%)
            52,772   Disney (Walt) Co. (The)                                              1,467,062
            67,478   News Corp Inc. (Class A)                                             1,259,139
           118,297   Time Warner, Inc.*                                                   2,299,694
            44,036   Viacom Inc.
                     (Class B) (Non-Voting)                                               1,602,470
                                                                                    ---------------
                                                                                          6,628,365
                                                                                    ---------------
                     MEDICAL DISTRIBUTORS (0.4%)
             2,715   AmerisourceBergen Corp.                                                159,316
            11,159   Cardinal Health, Inc.                                                  648,896
             7,591   McKesson Corp.                                                         238,813
                                                                                    ---------------
                                                                                          1,047,025
                                                                                    ---------------
                     MEDICAL SPECIALTIES (2.2%)
             5,063   Applera Corp. -
                     Applied Biosystems Group                                       $       105,867
             2,703   Bard (C.R.), Inc.                                                      172,938
             1,381   Bausch & Lomb, Inc.                                                     89,019
            15,921   Baxter International, Inc.                                             549,911
             6,542   Becton, Dickinson & Co.                                                371,586
             6,538   Biomet, Inc.                                                           283,684
            21,810   Boston Scientific Corp.*                                               775,345
             3,029   Fisher Scientific International,
                     Inc.*                                                                  188,949
             8,228   Guidant Corp.                                                          593,239
             4,031   Hospira, Inc.*                                                         135,039
            31,218   Medtronic, Inc.                                                      1,550,598
             3,196   Pall Corp.                                                              92,524
             3,274   PerkinElmer, Inc.                                                       73,632
             9,234   St. Jude Medical, Inc.*                                                387,182
            10,383   Stryker Corp.                                                          500,980
             3,121   Waters Corp.*                                                          146,032
             6,335   Zimmer Holdings, Inc.*                                                 507,560
                                                                                    ---------------
                                                                                          6,524,085
                                                                                    ---------------
                     MISCELLANEOUS COMMERCIAL
                     SERVICES (0.0%)
             3,507   Sabre Holdings Corp.                                                    77,715
                                                                                    ---------------
                     MISCELLANEOUS
                     MANUFACTURING (0.1%)
             5,252   Dover Corp.                                                            220,269
                                                                                    ---------------
                     MOTOR VEHICLES (0.6%)
            47,255   Ford Motor Co.                                                         691,813
            14,588   General Motors Corp.                                                   584,395
             7,588   Harley-Davidson, Inc.                                                  460,971
                                                                                    ---------------
                                                                                          1,737,179
                                                                                    ---------------
                     MULTI-LINE INSURANCE (1.8%)
            67,268   American International Group,
                     Inc.                                                                 4,417,490
             7,586   Hartford Financial Services
                     Group, Inc. (The)                                                      525,786
             4,791   Loews Corp.                                                            336,807
             3,276   Safeco Corp.                                                           171,138
                                                                                    ---------------
                                                                                          5,451,221
                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
                     OFFICE EQUIPMENT/SUPPLIES (0.2%)
             2,853   Avery Dennison Corp.                                           $       171,094
             5,956   Pitney Bowes, Inc.                                                     275,644
                                                                                    ---------------
                                                                                            446,738
                                                                                    ---------------
                     OIL & GAS PIPELINES (0.2%)
            16,613   El Paso Corp.                                                          172,775
             3,199   Kinder Morgan, Inc.                                                    233,943
            14,371   Williams Companies,
                     Inc. (The)                                                             234,104
                                                                                    ---------------
                                                                                            640,822
                                                                                    ---------------
                     OIL & GAS PRODUCTION (1.1%)
             6,393   Anadarko Petroleum Corp.                                               414,330
             8,432   Apache Corp.                                                           426,406
            10,111   Burlington Resources, Inc.                                             439,829
            12,552   Devon Energy Corp.                                                     488,524
             3,062   EOG Resources, Inc.                                                    218,504
             3,918   Kerr-McGee Corp.                                                       226,421
            10,194   Occidental Petroleum Corp.                                             594,922
             6,797   Unocal Corp.                                                           293,902
             3,435   XTO Energy Inc.                                                        121,530
                                                                                    ---------------
                                                                                          3,224,368
                                                                                    ---------------
                     OIL REFINING/MARKETING (0.3%)
             1,835   Ashland, Inc.                                                          107,127
             8,951   Marathon Oil Corp.                                                     336,647
             1,889   Sunoco, Inc.                                                           154,350
             6,628   Valero Energy Corp.                                                    300,911
                                                                                    ---------------
                                                                                            899,035
                                                                                    ---------------
                     OILFIELD SERVICES/
                     EQUIPMENT (0.7%)
             8,664   Baker Hughes Inc.                                                      369,693
             4,171   BJ Services Co.                                                        194,118
            11,415   Halliburton Co.                                                        447,925
            15,205   Schlumberger Ltd.
                     (Netherlands Antilles)                                               1,017,975
                                                                                    ---------------
                                                                                          2,029,711
                                                                                    ---------------
                     OTHER CONSUMER SERVICES (1.1%)
             4,784   Apollo Group, Inc. (Class A)*                                          386,117
             4,254   Block (H.&R.), Inc.                                                    208,446
            27,192   Cendant Corp.                                                          635,749
            17,121   eBay Inc.*                                                     $     1,990,830
                                                                                    ---------------
                                                                                          3,221,142
                                                                                    ---------------
                     OTHER CONSUMER
                     SPECIALTIES (0.1%)
             3,723   Fortune Brands, Inc.                                                   287,341
                                                                                    ---------------
                     OTHER METALS/MINERALS (0.1%)
             2,466   Phelps Dodge Corp.                                                     243,937
                                                                                    ---------------
                     PACKAGED SOFTWARE (3.9%)
             6,163   Adobe Systems, Inc.*                                                   386,667
             5,928   Autodesk, Inc.                                                         224,968
             5,700   BMC Software, Inc.*                                                    106,020
            15,228   Computer Associates
                     International, Inc.                                                    472,981
             9,867   Compuware Corp.*                                                        63,839
             4,841   Intuit Inc.*                                                           213,052
             2,180   Mercury Interactive Corp.*                                              99,299
           280,780   Microsoft Corp.                                                      7,499,634
             9,708   Novell, Inc.*                                                           65,529
           132,453   Oracle Corp.*                                                        1,817,255
             6,876   Parametric Technology Corp.*                                            40,500
            16,379   Symantec Corp.*                                                        421,923
            10,902   VERITAS Software Corp.*                                                311,252
                                                                                    ---------------
                                                                                         11,722,919
                                                                                    ---------------
                     PERSONNEL SERVICES (0.1%)
             3,076   Monster Worldwide Inc.*                                                103,477
             4,478   Robert Half International, Inc.                                        131,788
                                                                                    ---------------
                                                                                            235,265
                                                                                    ---------------
                     PHARMACEUTICALS:
                     GENERIC DRUGS (0.1%)
             6,950   Mylan Laboratories, Inc.                                               122,876
             2,828   Watson Pharmaceuticals,
                     Inc.*                                                                   92,787
                                                                                    ---------------
                                                                                            215,663
                                                                                    ---------------
                     PHARMACEUTICALS: MAJOR (6.4%)
            40,223   Abbott Laboratories                                                  1,876,403
            50,249   Bristol-Myers Squibb Co.                                             1,287,379
            76,647   Johnson & Johnson                                                    4,860,953
            29,227   Lilly (Eli) & Co.                                                    1,658,632

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
            57,273   Merck & Co., Inc.                                              $     1,840,754
           194,503   Pfizer, Inc.                                                         5,230,186
            38,037   Schering-Plough Corp.                                                  794,213
            34,458   Wyeth                                                                1,467,566
                                                                                    ---------------
                                                                                         19,016,086
                                                                                    ---------------
                     PHARMACEUTICALS: OTHER (0.3%)
             3,391   Allergan, Inc.                                                         274,908
             9,515   Forest Laboratories, Inc.*                                             426,843
             6,172   King Pharmaceuticals, Inc.*                                             76,533
                                                                                    ---------------
                                                                                            778,284
                                                                                    ---------------
                     PRECIOUS METALS (0.2%)
             4,611   Freeport-McMoRan Copper &
                     Gold, Inc. (Class B)                                                   176,279
            11,465   Newmont Mining Corp.                                                   509,161
                                                                                    ---------------
                                                                                            685,440
                                                                                    ---------------
                     PROPERTY - CASUALTY
                     INSURERS (1.1%)
             7,340   ACE Ltd. (Cayman Islands)                                              313,785
            17,706   Allstate Corp. (The) (Note 4)                                          915,754
             4,947   Chubb Corp. (The)                                                      380,424
             4,340   Cincinnati Financial Corp.                                             192,088
             5,171   Progressive Corp. (The)                                                438,708
            17,290   St. Paul Travelers Companies,
                     Inc. (The)                                                             640,940
             3,581   XL Capital Ltd.
                     (Class A) (Cayman Islands)                                             278,065
                                                                                    ---------------
                                                                                          3,159,764
                                                                                    ---------------
                     PUBLISHING: BOOKS/
                     MAGAZINES (0.0%)
             1,284   Meredith Corp.                                                          69,593
                                                                                    ---------------
                     PUBLISHING: NEWSPAPERS (0.4%)
             2,116   Dow Jones & Co., Inc.                                                   91,115
             6,592   Gannett Co., Inc.                                                      538,566
             1,978   Knight-Ridder, Inc.                                                    132,407
             3,751   New York Times Co.
                     (The) (Class A)                                                        153,041
             8,205   Tribune Co.                                                            345,759
                                                                                    ---------------
                                                                                          1,260,888
                                                                                    ---------------
                     PULP & PAPER (0.3%)
             6,665   Georgia-Pacific Corp.                                          $       249,804
            12,567   International Paper Co.                                                527,814
             5,234   MeadWestvaco Corp.                                                     177,380
                                                                                    ---------------
                                                                                            954,998
                                                                                    ---------------
                     RAILROADS (0.5%)
             9,709   Burlington Northern
                     Santa Fe Corp.                                                         459,333
             5,548   CSX Corp.                                                              222,364
            10,228   Norfolk Southern Corp.                                                 370,151
             6,704   Union Pacific Corp.                                                    450,844
                                                                                    ---------------
                                                                                          1,502,692
                                                                                    ---------------
                     REAL ESTATE INVESTMENT
                     TRUSTS (0.5%)
             2,418   Apartment Investment &
                     Management Co. (Class A)                                                93,190
             5,054   Archstone-Smith Trust                                                  193,568
            10,414   Equity Office Properties Trust                                         303,256
             7,303   Equity Residential                                                     264,223
             4,741   Plum Creek Timber Co., Inc.                                            182,244
             4,750   ProLogis                                                               205,818
             5,372   Simon Property Group, Inc.                                             347,407
                                                                                    ---------------
                                                                                          1,589,706
                                                                                    ---------------
                     RECREATIONAL PRODUCTS (0.3%)
             2,485   Brunswick Corp.                                                        123,008
             7,886   Electronic Arts Inc.*                                                  486,408
             4,572   Hasbro, Inc.                                                            88,605
            10,717   Mattel, Inc.                                                           208,874
                                                                                    ---------------
                                                                                            906,895
                                                                                    ---------------
                     REGIONAL BANKS (1.5%)
             9,171   AmSouth Bancorporation                                                 237,529
             3,168   Compass Bancshares, Inc.                                               154,187
            14,496   Fifth Third Bancorp                                                    685,371
             3,180   First Horizon National Corp.                                           137,090
             2,991   M&T Bank Corp.                                                         322,549
             5,771   Marshall & Ilsley Corp.                                                255,078
            12,155   North Fork Bancorporation,
                     Inc.                                                                   350,672
             5,661   Northern Trust Corp.                                                   275,011

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
             7,997   Synovus Financial Corp.                                        $       228,554
            48,223   U.S. Bancorp                                                         1,510,344
             2,316   Zions Bancorporation                                                   157,557
                                                                                    ---------------
                                                                                          4,313,942
                                                                                    ---------------
                     RESTAURANTS (0.8%)
             4,032   Darden Restaurants, Inc.                                               111,848
            32,470   McDonald's Corp.                                                     1,040,988
            10,330   Starbucks Corp.*                                                       644,179
             2,944   Wendy's International, Inc.                                            115,581
             7,566   Yum! Brands, Inc.                                                      356,964
                                                                                    ---------------
                                                                                          2,269,560
                                                                                    ---------------
                     SAVINGS BANKS (0.6%)
             7,908   Golden West Financial Corp.                                            485,709
             8,915   Sovereign Bancorp, Inc.                                                201,033
            22,549   Washington Mutual, Inc.                                                953,372
                                                                                    ---------------
                                                                                          1,640,114
                                                                                    ---------------
                     SEMICONDUCTORS (2.6%)
             9,967   Advanced Micro Devices,
                     Inc.*                                                                  219,473
             9,615   Altera Corp.*                                                          199,031
             9,707   Analog Devices, Inc.                                                   358,382
             8,001   Applied Micro Circuits Corp.*                                           33,684
             8,499   Broadcom Corp. (Class A)*                                              274,348
            10,068   Freescale Semiconductor
                     Inc. (Class B)*                                                        184,848
           163,304   Intel Corp.                                                          3,819,681
             7,930   Linear Technology Corp.                                                307,367
             9,834   LSI Logic Corp.*                                                        53,890
             8,400   Maxim Integrated Products,
                     Inc.                                                                   356,076
            15,817   Micron Technology, Inc.*                                               195,340
             9,250   National Semiconductor Corp.                                           166,038
             4,255   NVIDIA Corp.*                                                          100,248
             4,521   PMC - Sierra, Inc.*                                                     50,861
            44,627   Texas Instruments Inc.                                               1,098,717
             8,996   Xilinx, Inc.                                                           266,731
                                                                                    ---------------
                                                                                          7,684,715
                                                                                    ---------------
                     SERVICES TO THE HEALTH
                     INDUSTRY (0.3%)
             1,962   Express Scripts,
                     Inc. (Class A)*                                                        149,975
             5,975   IMS Health Inc.                                                $       138,680
             3,573   Laboratory Corp. of
                     America Holdings*                                                      178,007
             7,038   Medco Health Solutions Inc.*                                           292,781
             2,614   Quest Diagnostics Inc.                                                 249,768
                                                                                    ---------------
                                                                                          1,009,211
                                                                                    ---------------
                     SPECIALTY INSURANCE (0.2%)
             2,807   Ambac Financial Group, Inc.                                            230,539
             3,634   MBIA Inc.                                                              229,960
             2,500   MGIC Investment Corp.                                                  172,275
                                                                                    ---------------
                                                                                            632,774
                                                                                    ---------------
                     SPECIALTY STORES (0.5%)
             6,812   AutoNation, Inc.*                                                      130,859
             2,061   AutoZone, Inc.*                                                        188,190
             7,772   Bed Bath & Beyond Inc.*                                                309,559
             8,069   Office Depot, Inc.*                                                    140,078
             2,249   OfficeMax Inc.                                                          70,574
            12,859   Staples, Inc.*                                                         433,477
             3,734   Tiffany & Co.                                                          119,376
             5,554   Toys `R' Us, Inc.*                                                     113,690
                                                                                    ---------------
                                                                                          1,505,803
                                                                                    ---------------
                     SPECIALTY
                     TELECOMMUNICATIONS (0.2%)
             3,450   CenturyTel, Inc.                                                       122,372
             8,664   Citizens Communications Co.                                            119,477
            46,899   Qwest Communications
                     International, Inc.*                                                   208,232
                                                                                    ---------------
                                                                                            450,081
                                                                                    ---------------
                     STEEL (0.1%)
             2,435   Allegheny Technologies Inc.                                             52,766
             4,109   Nucor Corp.                                                            215,065
             2,936   United States Steel Corp.                                              150,470
                                                                                    ---------------
                                                                                            418,301
                                                                                    ---------------
                     TELECOMMUNICATION
                     EQUIPMENT (1.4%)
            20,668   ADC Telecommunications,
                     Inc.*                                                                   55,390
             4,109   Andrew Corp.*                                                           56,006
            14,543   CIENA Corp.*                                                            48,574
             5,105   Comverse Technology, Inc.*                                             124,817

                        SEE NOTES TO FINANCIAL STATEMENTS

     NUMBER OF
      SHARES                                                                             VALUE
---------------------------------------------------------------------------------------------------
            36,216   Corning Inc.*                                                  $       426,262
           114,171   Lucent Technologies Inc.*                                              429,283
            62,874   Motorola, Inc.                                                       1,081,433
            42,332   QUALCOMM Inc.                                                        1,794,877
            11,932   Tellabs, Inc.*                                                         102,496
                                                                                    ---------------
                                                                                          4,119,138
                                                                                    ---------------
                     TOBACCO (1.3%)
            53,012   Altria Group, Inc.                                                   3,239,033
             3,811   Reynolds American, Inc.                                                299,545
             4,267   UST, Inc.                                                              205,285
                                                                                    ---------------
                                                                                          3,743,863
                                                                                    ---------------
                     TOOLS/HARDWARE (0.1%)
             2,085   Black & Decker Corp.                                                   184,168
             1,477   Snap-On, Inc.                                                           50,750
             2,125   Stanley Works (The)                                                    104,104
                                                                                    ---------------
                                                                                            339,022
                                                                                    ---------------
                     TRUCKS/CONSTRUCTION/
                     FARM MACHINERY (0.6%)
             8,813   Caterpillar Inc.                                                       859,356
             1,176   Cummins Inc.                                                            98,537
             6,409   Deere & Co.                                                            476,830
             1,784   Navistar International Corp.*                                           78,460
             4,487   PACCAR, Inc.                                                           361,114
                                                                                    ---------------
                                                                                          1,874,297
                                                                                    ---------------
                     WHOLESALE DISTRIBUTORS (0.1%)
             4,510   Genuine Parts Co.                                                      198,711
             2,325   Grainger (W.W.), Inc.                                                  154,892
                                                                                    ---------------
                                                                                            353,603
                                                                                    ---------------
                     WIRELESS
                     TELECOMMUNICATIONS (0.3%)
            28,701   Nextel Communications,
                     Inc. (Class A)*                                                        861,030
                                                                                    ---------------
                     TOTAL COMMON STOCKS
                     (COST $274,419,238)                                                291,595,291
                                                                                    ---------------

     NUMBER OF
     WARRANTS                                                                           VALUE
---------------------------------------------------------------------------------------------------
                     WARRANT (0.0%)
                     TELECOMMUNICATION EQUIPMENT
             6,150   Lucent Technologies Inc.*
                     expires 12/10/07 (COST $0)                                     $         9,717
                                                                                    ---------------

    PRINCIPAL
    AMOUNT IN
    THOUSANDS
------------------
                     SHORT-TERM INVESTMENT (A) (1.7%)
                     U.S. GOVERNMENT AGENCY
$            5,200   Federal National Mortgage
                     Assoc. 1.65% due 01/03/05
                     (COST $5,199,523)                                                    5,199,523
                                                                                    ---------------

TOTAL INVESTMENTS
 (COST $279,618,761) (B)(C)                                                99.9%        296,804,531
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                               0.1              224,459
                                                                 ---------------    ---------------
NET ASSETS                                                                100.0%    $   297,028,990
                                                                 ===============    ===============

     *    NON-INCOME PRODUCING SECURITY.
     ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $480,000.
     (A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (B) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $4,830,778 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
     (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $280,551,037. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $54,178,444 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $37,924,950, RESULTING IN NET UNREALIZED DEPRECIATION OF $16,253,494.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2004:

NUMBER OF                       DESCRIPTION, DELIVERY         UNDERLYING FACE         UNREALIZED
CONTRACTS     LONG/SHORT          MONTH, AND YEAR             AMOUNT AT VALUE        APPRECIATION
---------------------------------------------------------------------------------------------------
   18           Long          S&P 500 Index March 2005     $            5,461,650   $       150,781

SUMMARY OF INVESTMENTS

                                                                                   PERCENT OF
SECTOR                                                              VALUE          NET ASSETS
----------------------------------------------------------------------------------------------
Finance                                                        $    59,900,593            20.2%
Health Technology                                                   30,345,150            10.2
Electronic Technology                                               29,424,248             9.9
Producer Manufacturing                                              23,051,719             7.8
Consumer Non-Durables                                               22,440,545             7.6
Technology Services                                                 21,052,334             7.1
Retail Trade                                                        18,997,870             6.4
Consumer Services                                                   18,443,229             6.2
Energy Minerals                                                     17,280,291             5.8
Communications                                                       9,526,294             3.2
Utilities                                                            8,562,113             2.9
Process Industries                                                   6,597,528             2.2
Health Services                                                      5,505,463             1.8
U.S. Government Agency                                               5,199,523             1.7
Transportation                                                       5,094,772             1.7
Consumer Durables                                                    4,614,617             1.6
Industrial Services                                                  4,102,046             1.4
Non-Energy Minerals                                                  2,691,012             0.9
Distribution Services                                                2,031,349             0.7
Commercial Services                                                  1,943,835             0.6
                                                               ---------------    ------------
                                                               $   296,804,531*           99.9%
                                                               ===============    ============

----------
     * DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $5,461,650 WITH UNREALIZED APPRECIATION OF $150,781.

                        SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been intentionally left blank.)

MORGAN STANLEY VARIABLE INVESTMENT SERIES

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                         DIVIDEND                              S&P 500
                                                         GROWTH             EQUITY              INDEX
                                                     ---------------    ---------------    ---------------
ASSETS:
Investments in securities, at value                  $   853,961,835    $   646,620,287    $   287,082,712
Investments in affiliates*                                23,796,102                 --          9,721,819
Cash                                                          15,134             32,061             82,365
Receivable for:
Investments sold                                                  --          9,001,620                 --
  Shares of beneficial interest sold                         191,482            135,752            149,424
  Dividends                                                  627,138            146,829            375,709
  Interest                                                    23,646                 --                 --
Prepaid expenses and other assets                             15,230             22,521             11,126
                                                     ---------------    ---------------    ---------------
    TOTAL ASSETS                                         878,630,567        655,959,070        297,423,155
                                                     ---------------    ---------------    ---------------
LIABILITIES:
Payable for:
  Investments purchased                                           --          1,815,081                 --
  Shares of beneficial interest redeemed                     532,530            935,210            249,922
  Investment advisory fee                                    338,667            232,569             29,792
  Variation margin                                                --                 --              3,650
  Administration fee                                          59,466             44,299             19,861
  Distribution fee (Class Y)                                  29,357             24,372             34,410
Accrued expenses and other payables                           92,996             80,752             56,530
                                                     ---------------    ---------------    ---------------
    TOTAL LIABILITIES                                      1,053,016          3,132,283            394,165
                                                     ---------------    ---------------    ---------------
    NET ASSETS                                       $   877,577,551    $   652,826,787    $   297,028,990
                                                     ===============    ===============    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                      $ 1,075,895,624    $ 1,095,324,728    $   300,848,255
Accumulated undistributed net
investment income (loss)                                      (5,046)            (7,192)         4,309,773
Accumulated net realized loss                           (426,375,970)      (544,563,241)       (25,465,589)
Net unrealized appreciation                              228,062,943        102,072,492         17,336,551
                                                     ---------------    ---------------    ---------------
    NET ASSETS                                       $   877,577,551    $   652,826,787    $   297,028,990
                                                     ===============    ===============    ===============
    TOTAL COST                                       $   649,694,994    $   544,547,795    $   279,618,761
                                                     ===============    ===============    ===============
CLASS X SHARES:
Net Assets                                           $   737,800,818    $   537,085,720    $   130,943,511
Shares Outstanding (unlimited authorized
shares of $.01 par value)                                 50,969,724         22,312,694         11,756,288
    NET ASSET VALUE PER SHARE                        $         14.48    $         24.07    $         11.14
                                                     ===============    ===============    ===============
CLASS Y SHARES:
Net Assets                                           $   139,776,733    $   115,741,067    $   166,085,479
Shares Outstanding (unlimited authorized shares
of $.01 par value)                                         9,669,687          4,815,780         15,017,178
    NET ASSET VALUE PER SHARE                        $         14.46    $         24.03    $         11.06
                                                     ===============    ===============    ===============

----------
*    COST OF $17,583,878 AND $7,600,344, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         DIVIDEND                              S&P 500
                                                         GROWTH             EQUITY              INDEX
                                                     ---------------    ---------------    ---------------
INVESTMENT INCOME:
INCOME
Interest                                             $       248,170    $       228,745    $        69,011
Interest and dividends from affiliates                       882,640            132,480            271,472
Dividends                                                 18,845,269*         5,876,008*         5,270,570
                                                     ---------------    ---------------    ---------------
    TOTAL INCOME                                          19,976,079          6,237,233          5,611,053
                                                     ---------------    ---------------    ---------------
EXPENSES
Investment advisory fee                                    5,024,494          3,227,212            702,696
Distribution fee (Class Y shares)                            320,703            261,252            365,380
Administration fee                                           117,016             86,407             38,495
Professional fees                                             34,850             33,069             20,757
Custodian fees                                                49,082             44,397             85,518
Shareholder reports and notices                               60,839             65,769             28,911
Trustees' fees and expenses                                   13,882              9,987              3,367
Transfer agent fees and expenses                                 500                500                500
Other                                                         36,403             27,119             37,880
                                                     ---------------    ---------------    ---------------
    TOTAL EXPENSES                                         5,657,769          3,755,712          1,283,504
                                                     ---------------    ---------------    ---------------
    NET INVESTMENT INCOME                                 14,318,310          2,481,521          4,327,549
                                                     ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                               63,450,866         53,801,783         (4,587,673)
Futures contracts                                                 --                 --            789,614
Foreign exchange transactions                                     --               (233)                --
                                                     ---------------    ---------------    ---------------
      NET REALIZED GAIN (LOSS)                            63,450,866         53,801,550         (3,798,059)
                                                     ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
ON:
Investments                                               (7,427,592)        11,361,803         27,161,109
Futures contracts                                                 --                 --           (144,767)
                                                     ---------------    ---------------    ---------------
      NET APPRECIATION (DEPRECIATION)                     (7,427,592)        11,361,803         27,016,342
                                                     ---------------    ---------------    ---------------
      NET GAIN                                            56,023,274         65,163,353         23,218,283
                                                     ---------------    ---------------    ---------------
NET INCREASE                                         $    70,341,584    $    67,644,874    $    27,545,832
                                                     ===============    ===============    ===============

----------
*    NET OF $36,830, $52,651, FOREIGN WITHHOLDING TAX, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                 DIVIDEND GROWTH
                                         ----------------------------------
                                          FOR THE YEAR       FOR THE YEAR
                                              ENDED              ENDED
                                           DECEMBER 31,       DECEMBER 31,
                                              2004               2003
                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                    $    14,318,310    $    16,985,343
Net realized gain (loss)                      63,450,866        (23,459,182)
Net change in unrealized
appreciation/depreciation                     (7,427,592)       229,267,144
                                         ---------------    ---------------
    NET INCREASE                              70,341,584        222,793,305
                                         ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                             (12,469,448)       (15,603,344)
  Class Y shares                              (1,855,979)        (1,554,814)
Paid-in-capital
  Class X shares                                      --                 --
  Class Y shares                                      --                 --
                                         ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS        (14,325,427)       (17,158,158)
                                         ---------------    ---------------
Net increase (decrease) from
transactions in shares of
 beneficial interest                        (161,922,253)      (112,930,564)
                                         ---------------    ---------------
    TOTAL INCREASE (DECREASE)               (105,906,096)        92,704,583
NET ASSETS:
Beginning of period                          983,483,647        890,779,064
                                         ---------------    ---------------
END OF PERIOD                            $   877,577,551    $   983,483,647
                                         ===============    ===============
ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME
  (LOSS)                                 $        (5,046)   $         2,071
                                         ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                      EQUITY                              S&P 500 INDEX
                                         ----------------------------------    ----------------------------------
                                          FOR THE YEAR        FOR THE YEAR       FOR THE YEAR      FOR THE YEAR
                                              ENDED             ENDED              ENDED              ENDED
                                           DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                             2004               2003               2004                2003
                                         ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                    $     2,481,521    $     2,386,266    $     4,327,549    $     2,501,314
Net realized gain (loss)                      53,801,550         42,501,973         (3,798,059)         1,436,923
Net change in unrealized
appreciation/depreciation                     11,361,803         94,888,228         27,016,342         49,967,842
                                         ---------------    ---------------    ---------------    ---------------
    NET INCREASE                              67,644,874        139,776,467         27,545,832         53,906,079
                                         ---------------    ---------------    ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income
  Class X shares                              (2,254,627)        (2,272,886)        (1,276,097)        (1,247,793)
  Class Y shares                                (228,122)          (112,702)        (1,201,805)          (794,354)
Paid-in-capital
  Class X shares                                 (55,240)                --                 --                 --
  Class Y shares                                 (11,990)                --                 --                 --
                                         ---------------    ---------------    ---------------    ---------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS         (2,549,979)        (2,385,588)        (2,477,902)        (2,042,147)
                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) from
transactions in shares of
 beneficial interest                        (128,695,663)      (107,925,224)         3,050,041         43,281,336
                                         ---------------    ---------------    ---------------    ---------------
    TOTAL INCREASE (DECREASE)                (63,600,768)        29,465,655         28,117,971         95,145,268
NET ASSETS:
Beginning of period                          716,427,555        686,961,900        268,911,019        173,765,751
                                         ---------------    ---------------    ---------------    ---------------
END OF PERIOD                            $   652,826,787    $   716,427,555    $   297,028,990    $   268,911,019
                                         ===============    ===============    ===============    ===============
ACCUMULATED UNDISTRIBUTED NET
INVESTMENT INCOME
  (LOSS)                                 $        (7,192)   $           707    $     4,309,773    $     2,483,466
                                         ===============    ===============    ===============    ===============

SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                     DIVIDEND GROWTH
                                         --------------------------------------
                                           FOR THE YEAR         FOR THE YEAR
                                              ENDED                ENDED
                                           DECEMBER 31,          DECEMBER 31,
                                              2004                 2003
                                         -----------------    -----------------
CLASS X SHARES
SHARES
Sold                                             3,736,535            9,197,720
Reinvestment of dividends and
distributions                                      891,212            1,328,455
Redeemed                                       (17,393,738)         (22,557,659)
                                         -----------------    -----------------
NET DECREASE - CLASS X                         (12,765,991)         (12,031,484)
                                         =================    =================
AMOUNT
Sold                                     $      51,539,866    $     111,066,698
Reinvestment of dividends and
distributions                                   12,469,448           15,603,344
Redeemed                                      (238,665,966)        (265,830,593)
                                         -----------------    -----------------
NET DECREASE - CLASS X                   $    (174,656,652)   $    (139,160,551)
                                         =================    =================
CLASS Y SHARES
SHARES
Sold                                             2,291,289            3,313,300
Reinvestment of dividends and
distributions                                      132,372              131,370
Redeemed                                        (1,492,305)          (1,260,220)
                                         -----------------    -----------------
NET INCREASE - CLASS Y                             931,356            2,184,450
                                         =================    =================
AMOUNT
Sold                                     $      31,327,046    $      39,442,575
Reinvestment of dividends and
distributions                                    1,855,979            1,554,814
Redeemed                                       (20,448,626)         (14,767,402)
                                         -----------------    -----------------
NET INCREASE - CLASS Y                   $      12,734,399    $      26,229,987
                                         =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS##

                                                         EQUITY                                 S&P 500 INDEX
                                         --------------------------------------    --------------------------------------
                                            FOR THE YEAR         FOR THE YEAR         FOR THE YEAR        FOR THE YEAR
                                              ENDED                ENDED                ENDED               ENDED
                                            DECEMBER 31,         DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                               2004                 2003                 2004                2003
                                         -----------------    -----------------    -----------------    -----------------
CLASS X SHARES
SHARES
Sold                                             1,593,619            2,113,400            4,952,549           10,710,124
Reinvestment of dividends and
distributions                                       95,965              119,985              122,702              140,834
Redeemed                                        (7,702,311)          (8,908,219)          (6,666,531)         (11,283,041)
                                         -----------------    -----------------    -----------------    -----------------
NET DECREASE - CLASS X                          (6,012,727)          (6,674,834)          (1,591,280)            (432,083)
                                         =================    =================    =================    =================
AMOUNT
Sold                                     $      35,668,551    $      41,342,799    $      51,673,870    $      92,522,181
Reinvestment of dividends and
distributions                                    2,309,867            2,272,886            1,276,097            1,247,793
Redeemed                                      (170,755,440)        (170,128,915)         (69,220,355)         (97,796,423)
                                         -----------------    -----------------    -----------------    -----------------
NET DECREASE - CLASS X                   $    (132,777,022)   $    (126,513,230)   $     (16,270,388)   $      (4,026,449)
                                         =================    =================    =================    =================
CLASS Y SHARES
SHARES
Sold                                             1,197,646            1,622,535            4,035,180            7,059,201
Reinvestment of dividends and
distributions                                        9,992                6,107              116,229               90,063
Redeemed                                        (1,014,296)            (657,715)          (2,303,112)          (1,852,233)
                                         -----------------    -----------------    -----------------    -----------------
NET INCREASE - CLASS Y                             193,342              970,927            1,848,297            5,297,031
                                         =================    =================    =================    =================
AMOUNT
Sold                                     $      26,214,646    $      31,091,542    $      41,876,646    $      62,541,731
Reinvestment of dividends and
distributions                                      240,112              112,702            1,201,806              794,354
Redeemed                                       (22,373,399)         (12,616,238)         (23,758,023)         (16,028,300)
                                         -----------------    -----------------    -----------------    -----------------
NET INCREASE - CLASS Y                   $       4,081,359    $      18,588,006    $      19,320,429    $      47,307,785
                                         =================    =================    =================    =================

MORGAN STANLEY VARIABLE INVESTMENT SERIES

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of fifteen Portfolios ("Portfolios"). This report consists of the following three Portfolios which commenced operations as follows:

                                      COMMENCEMENT OF
PORTFOLIO                               OPERATIONS
---------                             ---------------
Dividend Growth                         March 1, 1990
Equity                                  March 9, 1984
S&P 500 Index                            May 18, 1998

On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses.

The investment objectives of each Portfolio are as follows:

     PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------   ---------------------------------------------------------
  Dividend Growth      Seeks to provide reasonable current income and long-term
                       growth of income and capital.

      Equity Seeks, as its primary objective, growth of capital and, as a secondary objective, income, but only when consistent with its primary objective.

  S&P 500 Index        Seeks to provide investment results that, before
                       expenses, correspond to the total return of the Standards
                       & Poor's 500 Composite Stock Index.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuation of such securities are determined (that is, close of the foreign market on which the securities trade ) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuation may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;
(7) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees and; (8) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net #Morgan Stanley Variable Investment Series NOTES TO FINANCIAL STATEMENTS n DECEMBER 31, 2004 CONTINUEDasset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as variation margin, are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS-- The Fund records dividends and distributions to its shareholders on the ex-dividend date.

I. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among all the Portfolios within the Fund.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Effective November 1, 2004, pursuant to an Investment Advisory Agreement (the "Agreement"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day. Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly at the annual rates listed below parenthetically.

Dividend Growth -- 0.545% to the portion of daily net assets not exceeding $250 million; 0.42% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of daily net assets exceeding $2 billion. (Prior to November 1, 2004, 0.625% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and 0.425% to the portion of daily net assets exceeding $3 billion).

Equity -- 0.42% to the portion of daily net assets not exceeding $1 billion; 0.395% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of daily net assets exceeding $2 billion. (Prior to November 1, 2004, 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.45% to the portion of daily net assets exceeding $2 billion).

S&P 500 Index -- 0.12%. (Prior to November 1, 2004, 0.20% and prior to May 1, 2004, 0.40%).

The Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and to waive its compensation to the extent that such expenses and compensation on an annualized basis exceed 0.40% (0.50% prior to May 1, 2004) of the daily net assets of S&P 500 Index.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to each Portfolio's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments maturities of portfolio securities, excluding short-term investments, for the year ended December 31, 2004 were as follows:

                                                SALES/PREPAYMENTS
                                PURCHASES          MATURITIES
                            ---------------   ----------------------
Dividend Growth             $   385,236,564   $          514,732,445
Equity                          886,668,329            1,032,554,538
S&P 500 Index                    21,074,175               10,874,256

The following Portfolios had transactions with the following affiliates of the
Fund:

                                                                                  NET REALIZED
PORTFOLIO                         ISSUER           PURCHASES         SALES         GAINS/LOSS          INCOME          VALUE
-------------------------   ------------------   -------------   -------------    -------------    -------------   -------------
Dividend Growth             Citigroup Inc.       $   1,940,597   $   3,481,233    $   1,860,093    $     882,640   $  23,796,102
Equity                      Citigroup Inc.           1,400,232       7,993,507         (199,821)         132,480              --
S&P 500 Index               Allstate Corp.              31,609          33,008            1,186           20,297         915,754
                            MetLife Corp.               28,182          25,957             (455)           8,817         778,764
                            Morgan Stanley              76,060          15,200          (11,150)          27,950       1,569,495
                            Citigroup Inc.             363,382         139,894          (20,971)         214,408       6,457,806

Included in the aforementioned transactions of Dividend Growth and Equity are purchases with other Morgan Stanley funds of $690,684 and $12,757,482, respectively. Included in the aforementioned transactions of Equity are sales with other Morgan Stanley funds of $1,786,498, including net realized losses of $139,570.

For the year ended December 31, 2004, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

       DIVIDEND
        GROWTH             EQUITY
      ----------          ----------
      $  152,676          $  261,132
      ==========          ==========

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation.

Aggregate pension costs for the year ended December 31, 2004 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities are as follows:

                                 AGGREGATE PENSION COSTS
                         ----------------------------------------
                         DIVIDEND                       S&P 500
                          GROWTH        EQUITY           INDEX
                         ---------     --------       -----------
                         $   1,616     $    862       $      435
                         =========     ========       ===========

                                ACCRUED PENSION LIABILITY
                         ----------------------------------------
                         DIVIDEND                       S&P 500
                          GROWTH        EQUITY           INDEX
                         ---------     --------       -----------
                         $  11,231     $  6,829       $      390
                         =========     ========       ===========

On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid for all portfolios was the same as the book character shown on the Statements of Changes in Net Assets.

As of December 31, 2004, the tax-basis components of accumulated losses were as follows:

                                          DIVIDEND                              S&P 500
                                          GROWTH              EQUITY             INDEX
                                      ---------------    ---------------    ---------------
Undistributed ordinary income         $         6,691    $            --    $     4,299,447
Undistributed long-term gains                      --                 --                 --
                                      ---------------    ---------------    ---------------
Net accumulated earnings                        6,691                 --          4,299,447
Capital loss carryforward*               (413,323,377)      (543,428,239)       (24,371,662)
Temporary differences                         (11,746)            (7,199)              (544)
Net unrealized appreciation               215,010,359        100,937,497         16,253,494
                                      ---------------    ---------------    ---------------
Total accumulated losses              $  (198,318,073)   $  (442,497,941)   $    (3,819,265)
                                      ===============    ===============    ===============

*As of December 31, 2004, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

                                                           (AMOUNTS IN THOUSANDS)
                                 ---------------------------------------------------------------------------
AVAILABLE THROUGH DECEMBER 31,      2008         2009         2010        2011          2012        TOTAL
------------------------------   ----------   ----------   ----------   ----------   ----------   ----------
Dividend Growth                  $  175,052   $   55,108   $  134,941   $   48,222           --   $  413,323
Equity                                   --      412,622      130,806           --           --      543,428
S&P 500 Index                            --        6,878       14,114           --   $    3,380       24,372

During the year ended December 31, 2004, the following Portfolios utilized net capital loss carryforwards: Dividend Growth - $58,007,411; Equity - $52,912,916.

At December 31, 2004, each Portfolio had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and S&P 500 Index had temporary differences attributable to capital gain from the mark-to-market of futures contracts. The following Portfolios had permanent book/tax differences: Equity -- foreign currency losses; S&P 500 Index -- tax adjustments on real estate investment trusts held by the Portfolio.

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                    ACCUMULATED UNDISTRIBUTED          ACCUMULATED UNDISTRIBUTED
                   NET INVESTMENT INCOME (LOSS)        NET REALIZED GAIN (LOSS)        PAID-IN-CAPITAL
                  ------------------------------    ------------------------------   --------------------
Equity            $                       (6,671)   $                          233   $              6,438
S&P 500 Index                            (23,340)                           23,340                     --

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

Equity may enter into forward contracts to facilitate settlement of foreign currency denominated foreign securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts from the potential inability of the counterparties to meet the terms of their contracts.

S&P 500 Index may invest in futures contracts. Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these futures contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY VARIABLE INVESTMENT SERIES

FINANCIAL HIGHLIGHTS

       YEAR                         VALUE             NET            NET REALIZED       TOTAL FROM          DIVIDENDS
      ENDED                       BEGINNING        INVESTMENT      AND UNREALIZED       INVESTMENT             TO
    DECEMBER 31                   OF PERIOD       INCOME (LOSS)*     GAIN (LOSS)        OPERATIONS         SHAREHOLDERS
-------------------------      ---------------   ---------------   ---------------    ---------------    ---------------
DIVIDEND GROWTH
CLASS X SHARES
2000(a)                        $         18.32   $          0.31   $          0.02    $          0.33    $         (0.33)
2001                                     14.50              0.26             (1.02)             (0.76)             (0.26)
2002                                     13.48              0.25             (2.66)             (2.41)             (0.25)
2003                                     10.82              0.22              2.76               2.98              (0.23)
2004                                     13.57              0.22              0.92               1.14              (0.23)
CLASS Y SHARES
2000(b)                                  17.79              0.12              0.62               0.74              (0.22)
2001                                     14.49              0.22             (1.01)             (0.79)             (0.23)
2002                                     13.47              0.22             (2.66)             (2.44)             (0.22)
2003                                     10.81              0.19              2.75               2.94              (0.20)
2004                                     13.55              0.19              0.92               1.11              (0.20)
EQUITY
CLASS X SHARES
2000(a)                        $         53.88   $          0.30   $         (6.46)   $         (6.16)   $         (0.29)
2001                                     39.68              0.15            (10.12)             (9.97)             (0.16)
2002                                     22.66              0.07             (4.87)             (4.80)             (0.08)
2003                                     17.78              0.07              3.97               4.04              (0.07)
2004                                     21.75              0.09              2.33               2.42              (0.10)++
CLASS Y SHARES
2000(b)                                  49.12              0.21             (1.68)             (1.47)             (0.24)
2001                                     39.66              0.06            (10.09)            (10.03)             (0.10)
2002                                     22.64              0.03             (4.89)             (4.86)             (0.03)
2003                                     17.75              0.02              3.98               4.00              (0.03)
2004                                     21.72              0.05              2.31               2.36              (0.05)++

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     TOTAL           NET ASSET
       YEAR                     DISTRIBUTIONS      DIVIDENDS           VALUE
      ENDED                         TO                AND              END OF             TOTAL
    DECEMBER 31                 SHAREHOLDERS      DISTRIBUTIONS        PERIOD             RETURN+
-------------------------      ---------------   ---------------   ---------------    ---------------
DIVIDEND GROWTH
CLASS X SHARES
2000(a)                        $         (3.82)  $         (4.15)  $         14.50               5.30%
2001                                        --             (0.26)            13.48              (5.20)
2002                                        --             (0.25)            10.82             (18.01)
2003                                        --             (0.23)            13.57              27.89
2004                                        --             (0.23)            14.48               8.46
CLASS Y SHARES
2000(b)                                  (3.82)            (4.04)            14.49               7.65(1)
2001                                        --             (0.23)            13.47              (5.42)
2002                                        --             (0.22)            10.81             (18.23)
2003                                        --             (0.20)            13.55              27.52
2004                                        --             (0.20)            14.46               8.21
EQUITY
CLASS X SHARES
2000(a)                        $         (7.75)  $         (8.04)  $         39.68             (12.35)%
2001                                     (6.89)            (7.05)            22.66             (26.87)
2002                                        --             (0.08)            17.78             (21.21)
2003                                        --             (0.07)            21.75              22.80
2004                                        --             (0.10)            24.07              11.14
CLASS Y SHARES
2000(b)                                  (7.75)            (7.99)            39.66              (3.99)(1)
2001                                     (6.89)            (6.99)            22.64             (27.07)
2002                                        --             (0.03)            17.75             (21.45)
2003                                        --             (0.03)            21.72              22.55
2004                                        --             (0.05)            24.03              10.86

                                                         RATIOS TO AVERAGE
                                                           NET ASSETS**
                                                 ---------------------------------
                                  NET ASSET
        YEAR                       END OF                               NET              PORTFOLIO
       ENDED                       PERIOD                            INVESTMENT           TURNOVER
     DECEMBER 31                  (000'S)            EXPENSES       INCOME (LOSS)          RATE
-------------------------      ---------------   ---------------   ---------------    ---------------
DIVIDEND GROWTH
CLASS X SHARES
2000(a)                        $     1,552,724              0.54%             2.07%                34%
2001                                 1,258,863              0.55              1.86                 19
2002                                   819,935              0.57              1.98                 21
2003                                   865,039              0.59              1.92                 42
2004                                   737,801              0.58              1.60                 43
CLASS Y SHARES
2000(b)                                 19,083              0.79(2)           1.59(2)              34
2001                                    60,393              0.80              1.61                 19
2002                                    70,844              0.82              1.73                 21
2003                                   118,445              0.84              1.67                 42
2004                                   139,777              0.83              1.35                 43
EQUITY
CLASS X SHARES
2000(a)                        $     1,818,134              0.50%             0.62%               402%
2001                                 1,022,335              0.51              0.55                329
2002                                   622,133              0.51              0.36                223
2003                                   616,027              0.52              0.38                210
2004                                   537,086              0.53              0.41                137
CLASS Y SHARES
2000(b)                                 31,903              0.75(2)           0.85(2)             402
2001                                    61,110              0.76              0.30                329
2002                                    64,829              0.76              0.11                223
2003                                   100,400              0.77              0.13                210
2004                                   115,741              0.78              0.16                137

       YEAR                         VALUE             NET            NET REALIZED       TOTAL FROM          DIVIDENDS
      ENDED                       BEGINNING        INVESTMENT      AND UNREALIZED       INVESTMENT             TO
    DECEMBER 31                   OF PERIOD       INCOME (LOSS)*     GAIN (LOSS)        OPERATIONS         SHAREHOLDERS
-------------------------      ---------------   ---------------   ---------------    ---------------    ---------------
S&P 500 INDEX
CLASS X SHARES
2000(a)                                  13.43              0.12             (1.37)             (1.25)             (0.07)
2001                                     12.05              0.10             (1.57)             (1.47)             (0.10)
2002                                     10.48              0.10             (2.45)             (2.35)             (0.09)
2003                                      8.04              0.12              2.11               2.23              (0.10)
2004                                     10.17              0.17              0.90               1.07              (0.10)
CLASS Y SHARES
2000(b)                                  13.47              0.04             (1.34)             (1.30)             (0.07)
2001                                     12.04              0.08             (1.58)             (1.50)             (0.10)
2002                                     10.44              0.08             (2.44)             (2.36)             (0.08)
2003                                      8.00              0.09              2.10               2.19              (0.08)
2004                                     10.11              0.15              0.88               1.03              (0.08)

----------
(a) PRIOR TO JUNE 5, 2000, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO MAY 1, 2000 HAVE BEEN DESIGNATED CLASS X SHARES.
(b)  FOR THE PERIOD JUNE 5, 2000 (ISSUED DATE) THROUGH DECEMBER 31, 2000.
* THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
** REFLECTS OVERALL PORTFOLIO RATIOS FOR NET INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++   INCLUDES DISTRIBUTIONS FROM PAID-IN-CAPITAL OF $0.002.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     TOTAL            NET ASSET                            NET ASSET
       YEAR                     DISTRIBUTIONS      DIVIDENDS           VALUE                                 END OF
      ENDED                         TO                AND              END OF             TOTAL              PERIOD
    DECEMBER 31                 SHAREHOLDERS      DISTRIBUTIONS        PERIOD             RETURN+           (000'S)
-------------------------      ---------------   ---------------   ---------------    ---------------    ---------------
S&P 500 INDEX
CLASS X SHARES
2000(a)                                  (0.06)            (0.13)            12.05              (9.38)           210,530
2001                                        --             (0.10)            10.48             (12.23)           165,465
2002                                        --             (0.09)             8.04             (22.48)           110,789
2003                                        --             (0.10)            10.17              27.85            135,767
2004                                        --             (0.10)            11.14              10.59            130,944
CLASS Y SHARES
2000(b)                                  (0.06)            (0.13)            12.04              (9.73)(1)         12,724
2001                                        --             (0.10)            10.44             (12.53)            46,134
2002                                        --             (0.08)             8.00             (22.67)            62,977
2003                                        --             (0.08)            10.11              27.54            133,144
2004                                        --             (0.08)            11.06              10.29            166,085

                                                         RATIOS TO AVERAGE
                                                           NET ASSETS**
                                                 ---------------------------------
        YEAR                                          NET              PORTFOLIO
       ENDED                                       INVESTMENT           TURNOVER
     DECEMBER 31                   EXPENSES       INCOME (LOSS)          RATE
-------------------------      ---------------   ---------------    ---------------
S&P 500 INDEX
CLASS X SHARES
2000(a)                                   0.45              0.88                 3
2001                                      0.46              0.95                 4
2002                                      0.46              1.15                 5
2003                                      0.46              1.31                 0
2004                                      0.33              1.69                 4
CLASS Y SHARES
2000(b)                                   0.71(2)           0.60(2)              3
2001                                      0.71              0.70                 4
2002                                      0.71              0.90                 5
2003                                      0.71              1.06                 0
2004                                      0.58              1.44                 4

MORGAN STANLEY VARIABLE INVESTMENT SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Dividend Growth Portfolio, Equity Portfolio, and S&P 500 Portfolio (three of the portfolios constituting the Morgan Stanley Variable Investment Series) (the "Fund"), as of December 31, 2004, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dividend Growth Portfolio, Equity Portfolio, and S&P 500 Portfolio (three of the portfolios constituting the Morgan Stanley Variable Investment Series) as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 22, 2005

MORGAN STANLEY VARIABLE INVESTMENT SERIES

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                TERM OF                               IN FUND
                                POSITION(S)   OFFICE AND                              COMPLEX
  NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE          REGISTRANT   TIME SERVED*  DURING PAST 5 YEARS**    BY TRUSTEE***            BY TRUSTEE
------------------------------  -----------  ------------  -----------------------  -------------  --------------------------------
Michael Bozic (63)              Trustee      Since         Private Investor;        208            None.
c/o Kramer Levin Naftalis &                  April 1994    Director or Trustee of
Frankel LLP                                                the Retail Funds (since
Counsel to the Independent                                 April 1994) and the
Trustees                                                   Institutional Funds
919 Third Avenue                                           (since July 2003);
New York, NY 10022-3902                                    formerly Vice Chairman
                                                           of Kmart Corporation
                                                           (December 1998-October
                                                           2000), Chairman and
                                                           Chief Executive Officer
                                                           of Levitz Furniture
                                                           Corporation (November
                                                           1995-November 1998) and
                                                           President and Chief
                                                           Executive Officer of
                                                           Hills Department Stores
                                                           (May 1991-July 1995);
                                                           formerly variously
                                                           Chairman, Chief
                                                           Executive Officer,
                                                           President and Chief
                                                           Operating Officer
                                                           (1987-1991) of the
                                                           Sears Merchandise Group
                                                           of Sears, Roebuck & Co.

Edwin J. Garn (72)              Trustee      Since         Consultant; Managing     208            Director of Franklin Covey (time
1031 N. Chartwell Court                      January 1993  Director of Summit                      management systems), BMW Bank of
Salt Lake City, UT 84103                                   Ventures LLC; Director                  North America, Inc. (industrial
                                                           or Trustee of the                       loan corporation), United Space
                                                           Retail Funds (since                     Alliance (joint venture between
                                                           January 1993) and the                   Lockheed Martin and the Boeing
                                                           Institutional Funds                     Company) and Nuskin Asia Pacific
                                                           (since July 2003);                      (multilevel marketing); member
                                                           member of the Utah                      of the board of various civic
                                                           Regional Advisory Board                 and charitable organizations.
                                                           of Pacific Corp.;
                                                           formerly Managing
                                                           Director of Summit
                                                           Ventures LLC
                                                           (2000-2004); United
                                                           States Senator (R-Utah)
                                                           (1974-1992) and
                                                           Chairman, Senate
                                                           Banking Committee
                                                           (1980-1986), Mayor of
                                                           Salt Lake City, Utah
                                                           (1971-1974), Astronaut,
                                                           Space Shuttle Discovery
                                                           (April 12-19, 1985),
                                                           and Vice Chairman,
                                                           Huntsman Corporation
                                                           (chemical company).

Wayne E. Hedien (70)            Trustee      Since         Retired; Director or     208            Director of The PMI Group Inc.
c/o Kramer Levin Naftalis &                  September     Trustee of the Retail                   (private mortgage insurance);
Frankel LLP                                  1997          Funds (since September                  Trustee and Vice Chairman of The
Counsel to the Independent                                 1997) and the                           Field Museum of Natural History;
Trustees                                                   Institutional Funds                     director of various other
919 Third Avenue                                           (since July 2003);                      business and charitable
New York, NY 10022-3902                                    formerly associated                     organizations.
                                                           with the Allstate
                                                           Companies (1966-1994),
                                                           most recently as
                                                           Chairman of The
                                                           Allstate Corporation
                                                           (March 1993-December
                                                           1994) and Chairman and
                                                           Chief Executive Officer
                                                           of its wholly-owned
                                                           subsidiary, Allstate
                                                           Insurance Company (July
                                                           1989-December 1994).

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                TERM OF                               IN FUND
                                POSITION(S)   OFFICE AND                              COMPLEX
  NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE          REGISTRANT   TIME SERVED*  DURING PAST 5 YEARS**    BY TRUSTEE***            BY TRUSTEE
------------------------------  -----------  ------------  -----------------------  -------------  --------------------------------
Dr. Manuel H. Johnson (55) c/o  Trustee      Since  July   Senior Partner, Johnson  208            Director of NVR, Inc. (home
Johnson Smick International,                 1991          Smick International,                    construction); Director of KFX
Inc. 2099 Pennsylvania Avenue,                             Inc., a consulting                      Energy; Director of RBS
N.W. Suite 950  Washington,                                firm; Chairman of the                   Greenwich Capital Holdings
D.C. 20006                                                 Audit Committee and                     (financial holding company).
                                                           Director or Trustee of
                                                           the Retail Funds (since
                                                           July 1991) and the
                                                           Institutional Funds
                                                           (since July 2003);
                                                           Co-Chairman and a
                                                           founder of the Group of
                                                           Seven Council (G7C), an
                                                           international economic
                                                           commission; formerly
                                                           Vice Chairman of the
                                                           Board of Governors of
                                                           the Federal Reserve
                                                           System and Assistant
                                                           Secretary of the U.S.
                                                           Treasury. President,
                                                           Kearns & Associates LLC
                                                           (investment
                                                           consulting); Deputy
                                                           Chairman of the Audit
                                                           Committee and Director
                                                           or Trustee of the

Joseph J. Kearns (62)  c/o      Trustee      Since  July   Retail Funds (since      209            Director of Electro Rent
Kearns & Associates LLC                      2003          July 2003) and the                      Corporation (equipment leasing),
PMB754  23852 Pacific Coast                                Institutional Funds                     The Ford Family Foundation, and
Highway  Malibu, CA 90265                                  (since August 1994);                    the UCLA Foundation.
                                                           previously Chairman of
                                                           the Audit Committee of
                                                           the Institutional Funds
                                                           (October 209 2001- July
                                                           2003); formerly CFO of
                                                           the J. Paul Getty
                                                           Trust.

Michael E. Nugent (68)  c/o     Trustee      Since  July   General Partner of       208            Director of various business
Triumph Capital, L.P.  445                   1991          Triumph Capital, L.P.,                  organizations.
Park Avenue  New York,                                     a private investment
NY 10022                                                   partnership; Chairman
                                                           of the Insurance
                                                           Committee and Director
                                                           or Trustee of the
                                                           Retail Funds (since
                                                           July 1991) and the
                                                           Institutional Funds
                                                           (since July 2001);
                                                           formerly Vice
                                                           President, Bankers
                                                           Trust Company and BT
                                                           Capital Corporation
                                                           (1984-1988).

Fergus Reid (72)  c/o Lumelite  Trustee      Since July    Chairman of Lumelite     209            Trustee and Director of certain
Plastics Corporation  85                     2003          Plastics Corporation;                   investment companies in the
Charles Colman Blvd.  Pawling,                             Chairman of the                         JPMorgan Funds complex managed
NY 12564                                                   Governance Committee                    by J.P. Morgan Investment
                                                           and Director or Trustee                 Management Inc.
                                                           of the Retail Funds
                                                           (since July 2003) and
                                                           the Institutional Funds
                                                           (since June 1992).

Interested Trustees:

                                                                                      NUMBER OF
                                                                                     PORTFOLIOS
                                                TERM OF                               IN FUND
                                POSITION(S)   OFFICE AND                              COMPLEX
  NAME, AGE AND ADDRESS OF       HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS HELD
   INDEPENDENT TRUSTEE          REGISTRANT   TIME SERVED*  DURING PAST 5 YEARS**    BY TRUSTEE***            BY TRUSTEE
------------------------------  -----------  ------------  -----------------------  -------------  --------------------------------
Charles A. Fiumefreddo (71)     Chairman of  Since         Chairman and Director    208            None.
c/o Morgan Stanley Trust        the  Board   July 1991     or Trustee of the
Harborside Financial Center,    and Trustee                Retail Funds (since
Plaza Two,  Jersey City, NJ                                July 1991) and the
07311                                                      Institutional Funds
                                                           (since July 2003);
                                                           formerly Chief
                                                           Executive Officer of
                                                           the Retail Funds (until
                                                           September 2002).
                                                           Director or Trustee of
                                                           the Retail Funds (since
                                                           June 2000) and the
                                                           Institutional Funds
                                                           (since July 2003);
                                                           Senior Advisor of
                                                           Morgan

James F. Higgins (56)           Trustee      Since         Stanley (since August    208            Director of AXA Financial, Inc.
c/o Morgan Stanley Trust                     June 2000     2000); Director of the                  and The Equitable Life Assurance
Harborside Financial Center,                               Distributor and Dean                    Society of the United States
Plaza Two,  Jersey City, NJ                                Witter Realty Inc.;                     (financial services).
07311                                                      previously President
                                                           and Chief Operating
                                                           Officer of the Private
                                                           Client Group of Morgan
                                                           Stanley (May 1999-
                                                           August 2000), and
                                                           President and Chief
                                                           Operating Officer of
                                                           Individual Securities
                                                           of Morgan Stanley
                                                           (February 1997-May
                                                           1999).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

                              TERM OF
                             POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF     HELD WITH           LENGTH OF
  EXECUTIVE OFFICER          REGISTRANT          TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------  -----------------  -------------------  ------------------------------------------------------
Mitchell M. Merin (51)    President          Since May 1999       President and Chief Operating Officer of Morgan
1221 Avenue of the                                                Stanley Investment Management Inc.; President,
Americas  New York,                                               Director and Chief Executive Officer of the Investment
NY 10020                                                          Adviser and the Administrator; Chairman and Director
                                                                  of the Distributor; Chairman and Director of the
                                                                  Transfer Agent; Director of various Morgan Stanley
                                                                  subsidiaries; President of the Institutional Funds
                                                                  (since July 2003) and President of the Retail Funds;
                                                                  Trustee (since July 2003) and President (since
                                                                  December 2002) of the Van Kampen Closed-End Funds;
                                                                  Trustee and President (since October 2002) of the Van
                                                                  Kampen Open-End Funds.

Ronald E. Robison (65)    Executive Vice     Since April 2003     Principal Executive Officer of Funds in the Fund
1221 Avenue of the        President and                           Complex (since May 2003); Managing Director of Morgan
Americas  New York,       Principal                               Stanley & Co. Incorporated, Morgan Stanley Investment
NY 10020                  Executive Officer                       Management Inc. and Morgan Stanley; Managing Director,
                                                                  Chief Administrative Officer and Director of the
                                                                  Investment Adviser and the Administrator; Director of
                                                                  the Transfer Agent; Managing Director and Director of
                                                                  the Distributor; Executive Vice President and
                                                                  Principal Executive Officer of the Institutional Funds
                                                                  (since July 2003) and the Retail Funds (since April
                                                                  2003); Director of Morgan Stanley SICAV (since May
                                                                  2004); previously President and Director of the Retail
                                                                  Funds (March 2001-July 2003) and Chief Global
                                                                  Operations Officer and Managing Director of Morgan
                                                                  Stanley Investment Management Inc.

Joseph J. McAlinden (61)  Vice President     Since July 1995      Managing Director and Chief Investment Officer of the
1221 Avenue of the                                                Investment Adviser and Morgan Stanley Investment
Americas  New York,                                               Management Inc., Director of the Transfer Agent, Chief
NY 10020                                                          Investment Officer of the Van Kampen Funds; Vice
                                                                  President of the Institutional Funds (since July 2003)
                                                                  and the Retail Funds (since July 1995).

Barry Fink (49) 1221      Vice President     Since February       General Counsel (since May 2000) and Managing Director
Avenue of the Americas                       1997                 (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                Management; Managing Director (sin December 2000),
                                                                  Secretary (since February 1997) and Director of the
                                                                  Investment Adviser and the Administrator; Vice
                                                                  President of the Retail Funds; Assistant Secretary of
                                                                  Morgan Stanley DW; Vice President of the Institutional
                                                                  Funds (since July 2003); Managing Director, Secretary
                                                                  and Director of the Distributor; previously Secretary
                                                                  (February 1997-July 2003) and General Counsel
                                                                  (February 1997-April 2004) of the Retail Funds; Vice
                                                                  President and Assistant General Counsel of the
                                                                  Investment Adviser and the Administrator (February
                                                                  1997-December 2001).

Amy R. Doberman (42)      Vice President     Since July 2004      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the                                                Management; Managing Director of Morgan Stanley
Americas  New York, NY                                            Investment Management Inc. and the Investment Adviser,
10020                                                             Vice President of the Institutional and Retail Funds
                                                                  (since July 2004); Vice President of the Van Kampen
                                                                  Funds (since August 2004); previously, Managing
                                                                  Director and General Counsel - Americas, UBS Global
                                                                  Asset Management (July 2000 - July 2004) and General
                                                                  Counsel, Aeltus Investment Management, Inc. (January
                                                                  1997 - July 2000).

Carsten Otto (41) 1221    Chief  Compliance  Since October 2004   Executive Director and U.S. Director of Compliance for
Avenue of the Americas    Officer                                 Morgan Stanley Investment Management (since October
New York, NY 10020                                                2004); Executive Director of the Investment Adviser
                                                                  and Morgan Stanley Investment Management Inc.;
                                                                  formerly Assistant Secretary and Assistant General
                                                                  Counsel of the Morgan Stanley Retail Funds.

                              TERM OF
                             POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF     HELD WITH           LENGTH OF
  EXECUTIVE OFFICER          REGISTRANT          TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------  -----------------  -------------------  ------------------------------------------------------
Stefanie V. Chang (38)    Vice President     Since July 2003      Executive Director of Morgan Stanley & Co.
1221 Avenue of the                                                Incorporated, Morgan Stanley Investment Management
Americas  New York,                                               Inc., and the Investment Adviser; Vice President of
NY 10020                                                          the Institutional Funds and the Retail Funds (since
                                                                  July 2003); formerly practiced law with the New York
                                                                  law firm of Rogers & Wells (now Clifford Chance US
                                                                  LLP).

Francis J. Smith (39)     Treasurer and      Treasurer since      Executive Director of the Investment Adviser and
c/o Morgan Stanley Trust  Chief Financial    July 2003 and        Morgan Stanley Services (since December 2001);
Harborside Financial      Officer            Chief Financial      previously, Vice President of the Retail Funds
Center,  Plaza Two,                          Officer since        (September 2002-July 2003), and Vice President of the
Jersey City, NJ 07311                        September 2002       Investment Adviser and the Administrator (August 2000-
                                                                  November 2001) and Senior Manager at
                                                                  PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)     Vice President     Since July 2003      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                          Treasurer of the Investment Adviser, the Distributor
Harborside Financial                                              and the Administrator; previously Treasurer of the
Center,  Plaza Two,                                               Retail Funds (April 1989-July 2003); formerly First
Jersey City, NJ 07311                                             Vice President of the Investment Adviser, the
                                                                  Distributor and the Administrator.

Mary E. Mullin (37) 1221  Secretary          Since July 2003      Executive Director of Morgan Stanley & Co.
Avenue of the Americas                                            Incorporated, Morgan Stanley Investment Management
New York, NY 10020                                                Inc. and the Investment Adviser; Secretary of the
                                                                  Institutional Funds and the Retail Funds (since July
                                                                  2003); formerly practiced law with the New York law
                                                                  firms of McDermott, Will & Emery and Skadden, Arps,
                                                                  Slate, Meagher & Flom LLP.

---------------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                                                       TRUSTEES

                          Michael Bozic                          Dr. Manuel H. Johnson
                          Charles A. Fiumefreddo                      Joseph J. Kearns
                          Edwin J. Garn                              Michael E. Nugent
                          Wayne E. Hedien                                  Fergus Reid
                          James F. Higgins

                                                       OFFICERS

                            Charles A. Fiumefreddo                   Carsten Otto
                             CHAIRMAN OF THE BOARD             CHIEF COMPLIANCE OFFICER
                               Mitchell M. Merin                   Stefanie V. Chang
                                   PRESIDENT                        VICE PRESIDENT
                               Ronald E. Robison                   Francis J. Smith
                          EXECUTIVE VICE PRESIDENT AND     TREASURER AND CHIEF FINANCIAL OFFICER
                          PRINCIPAL EXECUTIVE OFFICER

                              Joseph J. McAlinden                  Thomas F. Caloia
                                VICE PRESIDENT                      VICE PRESIDENT
                                  Barry Fink                        Mary E. Mullin
                                VICE PRESIDENT                         SecRETARY

                                Amy R. Doberman
                                VICE PRESIDENT

                    TRANSFER AGENT                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  Morgan Stanley Trust                                     Deloitte & Touche LLP
         Harborside Financial Center, Plaza Two                         Two World Financial Center
              Jersey City, New Jersey 07311                              New York, New York 10281

                                                  INVESTMENT ADVISER

                                         Morgan Stanley Investment Advisors Inc.
                                             1221 Avenue of the Americas
                                              New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

                                     #41130A

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2004

                                       REGISTRANT         COVERED ENTITIES(1)
        AUDIT FEES                     $     321,983                      N/A

        NON-AUDIT FEES
            AUDIT-RELATED FEES         $         453(2)   $         3,746,495(2)
            TAX FEES                   $      62,455(3)   $            79,800(4)
            ALL OTHER FEES             $           -      $                 -
        TOTAL NON-AUDIT FEES           $      62,908      $         3,826,295

        TOTAL                          $     384,891      $         3,826,295

2003

                                       REGISTRANT         COVERED ENTITIES(1)
        AUDIT FEES                     $     344,097                      N/A

        NON-AUDIT FEES
            AUDIT-RELATED FEES         $       9,684(2)   $         2,847,161(2)
            TAX FEES                   $      61,456(3)   $           736,810(4)
            ALL OTHER FEES             $          --      $                --(5)
        TOTAL NON-AUDIT FEES           $      71,140      $         3,583,971

        TOTAL                          $     415,237      $         3,583,971

      N/A- Not applicable, as not required by Item 4.

      (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

      (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

      (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

      (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

      (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10.COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Van Kampen Asset Management
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley Investment Management Limited
      Morgan Stanley Investment Management Private Limited
      Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005